UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Balanced Fund

Annual Shareholder Report - October 31, 2025 | Class A: ABFAX

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.18%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.95% (with sales charges) and 8.17% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
10/2015	$9,425	$10,000	$10,000	$10,000
11/2015	$9,432	$10,030	$9,974	$10,012
12/2015	$9,173	$9,872	$9,941	$9,870
01/2016	$8,873	$9,382	$10,078	$9,619
02/2016	$8,824	$9,369	$10,150	$9,644
03/2016	$9,264	$10,005	$10,243	$10,097
04/2016	$9,443	$10,043	$10,282	$10,239
05/2016	$9,443	$10,224	$10,285	$10,336
06/2016	$9,387	$10,250	$10,470	$10,464
07/2016	$9,664	$10,628	$10,536	$10,673
08/2016	$9,791	$10,643	$10,524	$10,717
09/2016	$9,784	$10,645	$10,517	$10,701
10/2016	$9,693	$10,451	$10,437	$10,569
11/2016	$10,147	$10,838	$10,190	$10,831
12/2016	$10,269	$11,052	$10,205	$11,000
01/2017	$10,326	$11,262	$10,225	$11,055
02/2017	$10,547	$11,709	$10,293	$11,323
03/2017	$10,526	$11,723	$10,288	$11,252
04/2017	$10,570	$11,843	$10,367	$11,274
05/2017	$10,585	$12,010	$10,447	$11,302
06/2017	$10,749	$12,085	$10,437	$11,408
07/2017	$10,833	$12,333	$10,481	$11,519
08/2017	$10,761	$12,371	$10,575	$11,480
09/2017	$11,078	$12,626	$10,525	$11,662
10/2017	$11,183	$12,921	$10,531	$11,715
11/2017	$11,320	$13,317	$10,518	$11,925
12/2017	$11,524	$13,465	$10,566	$12,051
01/2018	$11,917	$14,236	$10,444	$12,275
02/2018	$11,423	$13,711	$10,345	$11,877
03/2018	$11,284	$13,363	$10,412	$11,782
04/2018	$11,374	$13,414	$10,334	$11,770
05/2018	$11,460	$13,737	$10,408	$11,846
06/2018	$11,491	$13,822	$10,395	$11,857
07/2018	$11,831	$14,336	$10,398	$12,140
08/2018	$11,909	$14,803	$10,465	$12,279
09/2018	$11,901	$14,887	$10,397	$12,262
10/2018	$11,264	$13,870	$10,315	$11,842
11/2018	$11,335	$14,153	$10,377	$12,083
12/2018	$10,585	$12,765	$10,567	$11,475
01/2019	$11,372	$13,906	$10,679	$12,060
02/2019	$11,586	$14,353	$10,673	$12,288
03/2019	$11,654	$14,632	$10,878	$12,430
04/2019	$12,002	$15,224	$10,881	$12,696
05/2019	$11,486	$14,257	$11,074	$12,296
06/2019	$12,105	$15,262	$11,213	$12,887
07/2019	$12,163	$15,481	$11,238	$12,963
08/2019	$12,033	$15,236	$11,529	$12,868
09/2019	$12,275	$15,521	$11,468	$13,116
10/2019	$12,452	$15,857	$11,502	$13,242
11/2019	$12,704	$16,433	$11,496	$13,485
12/2019	$12,921	$16,928	$11,488	$13,704
01/2020	$12,657	$16,922	$11,709	$13,633
02/2020	$11,959	$15,529	$11,920	$12,939
03/2020	$10,384	$13,611	$11,850	$11,581
04/2020	$11,185	$15,356	$12,061	$12,445
05/2020	$11,508	$16,087	$12,117	$12,724
06/2020	$11,631	$16,407	$12,193	$12,705
07/2020	$11,913	$17,332	$12,375	$13,083
08/2020	$12,160	$18,578	$12,275	$13,365
09/2020	$11,884	$17,872	$12,269	$13,165
10/2020	$11,892	$17,397	$12,214	$13,038
11/2020	$13,264	$19,301	$12,334	$14,141
12/2020	$13,702	$20,043	$12,351	$14,474
01/2021	$13,614	$19,841	$12,262	$14,353
02/2021	$14,346	$20,388	$12,085	$14,791
03/2021	$14,859	$21,281	$11,934	$15,239
04/2021	$15,304	$22,416	$12,028	$15,653
05/2021	$15,589	$22,573	$12,068	$15,893
06/2021	$15,490	$23,100	$12,153	$15,828
07/2021	$15,446	$23,649	$12,288	$15,975
08/2021	$15,589	$24,368	$12,265	$16,153
09/2021	$15,292	$23,234	$12,159	$15,759
10/2021	$15,863	$24,862	$12,155	$16,238
11/2021	$15,408	$24,690	$12,191	$15,914
12/2021	$15,932	$25,797	$12,160	$16,500
01/2022	$15,847	$24,462	$11,898	$16,127
02/2022	$15,677	$23,729	$11,765	$15,943
03/2022	$15,665	$24,610	$11,439	$16,036
04/2022	$14,776	$22,464	$11,005	$15,250
05/2022	$15,238	$22,505	$11,076	$15,467
06/2022	$14,168	$20,648	$10,902	$14,559
07/2022	$14,926	$22,552	$11,168	$15,280
08/2022	$14,548	$21,632	$10,853	$14,835
09/2022	$13,375	$19,640	$10,384	$13,798
10/2022	$14,358	$21,230	$10,249	$14,575
11/2022	$15,095	$22,416	$10,626	$15,336
12/2022	$14,680	$21,125	$10,578	$14,937
01/2023	$15,514	$22,452	$10,904	$15,586
02/2023	$15,008	$21,904	$10,622	$15,095
03/2023	$14,899	$22,708	$10,891	$15,206
04/2023	$15,068	$23,063	$10,957	$15,381
05/2023	$14,684	$23,163	$10,838	$14,958
06/2023	$15,343	$24,693	$10,800	$15,533
07/2023	$15,857	$25,487	$10,792	$15,856
08/2023	$15,581	$25,081	$10,723	$15,559
09/2023	$15,083	$23,885	$10,451	$15,040
10/2023	$14,709	$23,383	$10,286	$14,627
11/2023	$15,625	$25,518	$10,751	$15,554
12/2023	$16,453	$26,678	$11,163	$16,309
01/2024	$16,510	$27,126	$11,132	$16,301
02/2024	$16,720	$28,574	$10,975	$16,570
03/2024	$17,407	$29,494	$11,076	$17,128
04/2024	$16,789	$28,289	$10,797	$16,516
05/2024	$17,268	$29,692	$10,980	$16,942
06/2024	$17,268	$30,757	$11,084	$16,911
07/2024	$17,867	$31,132	$11,343	$17,588
08/2024	$18,164	$31,887	$11,505	$17,972
09/2024	$18,391	$32,568	$11,660	$18,218
10/2024	$18,243	$32,272	$11,370	$17,917
11/2024	$18,899	$34,167	$11,491	$18,679
12/2024	$18,114	$33,352	$11,303	$17,790
01/2025	$18,569	$34,281	$11,363	$18,322
02/2025	$18,679	$33,834	$11,613	$18,528
03/2025	$18,255	$31,928	$11,617	$18,222
04/2025	$17,842	$31,711	$11,663	$17,917
05/2025	$18,237	$33,707	$11,579	$18,243
06/2025	$18,853	$35,421	$11,757	$18,730
07/2025	$18,868	$36,216	$11,726	$18,775
08/2025	$19,488	$36,950	$11,866	$19,223
09/2025	$19,710	$38,299	$11,996	$19,480
10/2025	$19,733	$39,196	$12,071	$19,580

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	8.17%	10.66%	7.67%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	1.95%	9.35%	7.03%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Financials
21.1
Information Technology
13.7
Health Care
12.3
Industrials
10.5
Energy
9.8
Consumer Discretionary
9.5
Utilities
6.1
Communication Services
6.1
Consumer Staples
4.7
Materials
3.9
Real Estate
2.3
0%
5%
10%
15%
20%
25%

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

U.S. Treasury Obligations 30.6
U.S. Agency Mortgage-Backed Obligations 26.3
Electric 6.3
Banks 4.4
Computers 3.4
Insurance 3.2
Asset-Backed Obligations 2.7
Pharmaceuticals 2.6
U.S. Government Agency Obligations 2.2
Beverages 2.0
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Annual Shareholder Report - October 31, 2025

Class A: ABFAX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_A 1025

American Beacon

Balanced Fund

Annual Shareholder Report - October 31, 2025 | Class Advisor: ABLSX

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$141	1.35%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 8.02% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$10,013	$10,030	$9,974	$10,012
12/2015	$9,730	$9,872	$9,941	$9,870
01/2016	$9,414	$9,382	$10,078	$9,619
02/2016	$9,358	$9,369	$10,150	$9,644
03/2016	$9,821	$10,005	$10,243	$10,097
04/2016	$10,012	$10,043	$10,282	$10,239
05/2016	$10,012	$10,224	$10,285	$10,336
06/2016	$9,955	$10,250	$10,470	$10,464
07/2016	$10,244	$10,628	$10,536	$10,673
08/2016	$10,378	$10,643	$10,524	$10,717
09/2016	$10,371	$10,645	$10,517	$10,701
10/2016	$10,271	$10,451	$10,437	$10,569
11/2016	$10,754	$10,838	$10,190	$10,831
12/2016	$10,888	$11,052	$10,205	$11,000
01/2017	$10,945	$11,262	$10,225	$11,055
02/2017	$11,173	$11,709	$10,293	$11,323
03/2017	$11,159	$11,723	$10,288	$11,252
04/2017	$11,194	$11,843	$10,367	$11,274
05/2017	$11,215	$12,010	$10,447	$11,302
06/2017	$11,388	$12,085	$10,437	$11,408
07/2017	$11,468	$12,333	$10,481	$11,519
08/2017	$11,396	$12,371	$10,575	$11,480
09/2017	$11,735	$12,626	$10,525	$11,662
10/2017	$11,844	$12,921	$10,531	$11,715
11/2017	$11,988	$13,317	$10,518	$11,925
12/2017	$12,186	$13,465	$10,566	$12,051
01/2018	$12,602	$14,236	$10,444	$12,275
02/2018	$12,079	$13,711	$10,345	$11,877
03/2018	$11,925	$13,363	$10,412	$11,782
04/2018	$12,026	$13,414	$10,334	$11,770
05/2018	$12,111	$13,737	$10,408	$11,846
06/2018	$12,142	$13,822	$10,395	$11,857
07/2018	$12,501	$14,336	$10,398	$12,140
08/2018	$12,579	$14,803	$10,465	$12,279
09/2018	$12,571	$14,887	$10,397	$12,262
10/2018	$11,902	$13,870	$10,315	$11,842
11/2018	$11,972	$14,153	$10,377	$12,083
12/2018	$11,172	$12,765	$10,567	$11,475
01/2019	$12,008	$13,906	$10,679	$12,060
02/2019	$12,236	$14,353	$10,673	$12,288
03/2019	$12,304	$14,632	$10,878	$12,430
04/2019	$12,668	$15,224	$10,881	$12,696
05/2019	$12,116	$14,257	$11,074	$12,296
06/2019	$12,769	$15,262	$11,213	$12,887
07/2019	$12,837	$15,481	$11,238	$12,963
08/2019	$12,693	$15,236	$11,529	$12,868
09/2019	$12,948	$15,521	$11,468	$13,116
10/2019	$13,132	$15,857	$11,502	$13,242
11/2019	$13,389	$16,433	$11,496	$13,485
12/2019	$13,620	$16,928	$11,488	$13,704
01/2020	$13,334	$16,922	$11,709	$13,633
02/2020	$12,604	$15,529	$11,920	$12,939
03/2020	$10,940	$13,611	$11,850	$11,581
04/2020	$11,783	$15,356	$12,061	$12,445
05/2020	$12,118	$16,087	$12,117	$12,724
06/2020	$12,248	$16,407	$12,193	$12,705
07/2020	$12,536	$17,332	$12,375	$13,083
08/2020	$12,806	$18,578	$12,275	$13,365
09/2020	$12,508	$17,872	$12,269	$13,165
10/2020	$12,521	$17,397	$12,214	$13,038
11/2020	$13,956	$19,301	$12,334	$14,141
12/2020	$14,415	$20,043	$12,351	$14,474
01/2021	$14,320	$19,841	$12,262	$14,353
02/2021	$15,102	$20,388	$12,085	$14,791
03/2021	$15,630	$21,281	$11,934	$15,239
04/2021	$16,095	$22,416	$12,028	$15,653
05/2021	$16,402	$22,573	$12,068	$15,893
06/2021	$16,296	$23,100	$12,153	$15,828
07/2021	$16,246	$23,649	$12,288	$15,975
08/2021	$16,395	$24,368	$12,265	$16,153
09/2021	$16,077	$23,234	$12,159	$15,759
10/2021	$16,673	$24,862	$12,155	$16,238
11/2021	$16,192	$24,690	$12,191	$15,914
12/2021	$16,752	$25,797	$12,160	$16,500
01/2022	$16,659	$24,462	$11,898	$16,127
02/2022	$16,474	$23,729	$11,765	$15,943
03/2022	$16,451	$24,610	$11,439	$16,036
04/2022	$15,522	$22,464	$11,005	$15,250
05/2022	$16,010	$22,505	$11,076	$15,467
06/2022	$14,882	$20,648	$10,902	$14,559
07/2022	$15,668	$22,552	$11,168	$15,280
08/2022	$15,272	$21,632	$10,853	$14,835
09/2022	$14,047	$19,640	$10,384	$13,798
10/2022	$15,069	$21,230	$10,249	$14,575
11/2022	$15,842	$22,416	$10,626	$15,336
12/2022	$15,417	$21,125	$10,578	$14,937
01/2023	$16,281	$22,452	$10,904	$15,586
02/2023	$15,753	$21,904	$10,622	$15,095
03/2023	$15,636	$22,708	$10,891	$15,206
04/2023	$15,801	$23,063	$10,957	$15,381
05/2023	$15,400	$23,163	$10,838	$14,958
06/2023	$16,086	$24,693	$10,800	$15,533
07/2023	$16,629	$25,487	$10,792	$15,856
08/2023	$16,342	$25,081	$10,723	$15,559
09/2023	$15,822	$23,885	$10,451	$15,040
10/2023	$15,423	$23,383	$10,286	$14,627
11/2023	$16,390	$25,518	$10,751	$15,554
12/2023	$17,251	$26,678	$11,163	$16,309
01/2024	$17,304	$27,126	$11,132	$16,301
02/2024	$17,528	$28,574	$10,975	$16,570
03/2024	$18,239	$29,494	$11,076	$17,128
04/2024	$17,585	$28,289	$10,797	$16,516
05/2024	$18,088	$29,692	$10,980	$16,942
06/2024	$18,088	$30,757	$11,084	$16,911
07/2024	$18,705	$31,132	$11,343	$17,588
08/2024	$19,024	$31,887	$11,505	$17,972
09/2024	$19,250	$32,568	$11,660	$18,218
10/2024	$19,085	$32,272	$11,370	$17,917
11/2024	$19,766	$34,167	$11,491	$18,679
12/2024	$18,954	$33,352	$11,303	$17,790
01/2025	$19,419	$34,281	$11,363	$18,322
02/2025	$19,550	$33,834	$11,613	$18,528
03/2025	$19,099	$31,928	$11,617	$18,222
04/2025	$18,650	$31,711	$11,663	$17,917
05/2025	$19,059	$33,707	$11,579	$18,243
06/2025	$19,702	$35,421	$11,757	$18,730
07/2025	$19,714	$36,216	$11,726	$18,775
08/2025	$20,374	$36,950	$11,866	$19,223
09/2025	$20,608	$38,299	$11,996	$19,480
10/2025	$20,616	$39,196	$12,071	$19,580

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	8.02%	10.49%	7.50%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Annual Shareholder Report - October 31, 2025

Class Advisor: ABLSX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_Advisor 1025

American Beacon

Balanced Fund

Annual Shareholder Report - October 31, 2025 | Class C: ABCCX

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.94%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.36% (with sales charges) and 7.36% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$10,000	$10,030	$9,974	$10,012
12/2015	$9,716	$9,872	$9,941	$9,870
01/2016	$9,394	$9,382	$10,078	$9,619
02/2016	$9,335	$9,369	$10,150	$9,644
03/2016	$9,796	$10,005	$10,243	$10,097
04/2016	$9,980	$10,043	$10,282	$10,239
05/2016	$9,973	$10,224	$10,285	$10,336
06/2016	$9,907	$10,250	$10,470	$10,464
07/2016	$10,191	$10,628	$10,536	$10,673
08/2016	$10,316	$10,643	$10,524	$10,717
09/2016	$10,302	$10,645	$10,517	$10,701
10/2016	$10,203	$10,451	$10,437	$10,569
11/2016	$10,676	$10,838	$10,190	$10,831
12/2016	$10,798	$11,052	$10,205	$11,000
01/2017	$10,850	$11,262	$10,225	$11,055
02/2017	$11,072	$11,709	$10,293	$11,323
03/2017	$11,050	$11,723	$10,288	$11,252
04/2017	$11,083	$11,843	$10,367	$11,274
05/2017	$11,098	$12,010	$10,447	$11,302
06/2017	$11,262	$12,085	$10,437	$11,408
07/2017	$11,335	$12,333	$10,481	$11,519
08/2017	$11,253	$12,371	$10,575	$11,480
09/2017	$11,581	$12,626	$10,525	$11,662
10/2017	$11,683	$12,921	$10,531	$11,715
11/2017	$11,817	$13,317	$10,518	$11,925
12/2017	$12,022	$13,465	$10,566	$12,051
01/2018	$12,429	$14,236	$10,444	$12,275
02/2018	$11,903	$13,711	$10,345	$11,877
03/2018	$11,752	$13,363	$10,412	$11,782
04/2018	$11,838	$13,414	$10,334	$11,770
05/2018	$11,918	$13,737	$10,408	$11,846
06/2018	$11,949	$13,822	$10,395	$11,857
07/2018	$12,300	$14,336	$10,398	$12,140
08/2018	$12,364	$14,803	$10,465	$12,279
09/2018	$12,348	$14,887	$10,397	$12,262
10/2018	$11,688	$13,870	$10,315	$11,842
11/2018	$11,752	$14,153	$10,377	$12,083
12/2018	$10,967	$12,765	$10,567	$11,475
01/2019	$11,773	$13,906	$10,679	$12,060
02/2019	$11,992	$14,353	$10,673	$12,288
03/2019	$12,053	$14,632	$10,878	$12,430
04/2019	$12,404	$15,224	$10,881	$12,696
05/2019	$11,859	$14,257	$11,074	$12,296
06/2019	$12,492	$15,262	$11,213	$12,887
07/2019	$12,544	$15,481	$11,238	$12,963
08/2019	$12,403	$15,236	$11,529	$12,868
09/2019	$12,650	$15,521	$11,468	$13,116
10/2019	$12,814	$15,857	$11,502	$13,242
11/2019	$13,070	$16,433	$11,496	$13,485
12/2019	$13,282	$16,928	$11,488	$13,704
01/2020	$13,004	$16,922	$11,709	$13,633
02/2020	$12,284	$15,529	$11,920	$12,939
03/2020	$10,653	$13,611	$11,850	$11,581
04/2020	$11,470	$15,356	$12,061	$12,445
05/2020	$11,797	$16,087	$12,117	$12,724
06/2020	$11,913	$16,407	$12,193	$12,705
07/2020	$12,196	$17,332	$12,375	$13,083
08/2020	$12,447	$18,578	$12,275	$13,365
09/2020	$12,148	$17,872	$12,269	$13,165
10/2020	$12,161	$17,397	$12,214	$13,038
11/2020	$13,549	$19,301	$12,334	$14,141
12/2020	$13,986	$20,043	$12,351	$14,474
01/2021	$13,887	$19,841	$12,262	$14,353
02/2021	$14,635	$20,388	$12,085	$14,791
03/2021	$15,141	$21,281	$11,934	$15,239
04/2021	$15,583	$22,416	$12,028	$15,653
05/2021	$15,870	$22,573	$12,068	$15,893
06/2021	$15,759	$23,100	$12,153	$15,828
07/2021	$15,705	$23,649	$12,288	$15,975
08/2021	$15,837	$24,368	$12,265	$16,153
09/2021	$15,518	$23,234	$12,159	$15,759
10/2021	$16,092	$24,862	$12,155	$16,238
11/2021	$15,625	$24,690	$12,191	$15,914
12/2021	$16,151	$25,797	$12,160	$16,500
01/2022	$16,055	$24,462	$11,898	$16,127
02/2022	$15,873	$23,729	$11,765	$15,943
03/2022	$15,837	$24,610	$11,439	$16,036
04/2022	$14,931	$22,464	$11,005	$15,250
05/2022	$15,391	$22,505	$11,076	$15,467
06/2022	$14,301	$20,648	$10,902	$14,559
07/2022	$15,061	$22,552	$11,168	$15,280
08/2022	$14,673	$21,632	$10,853	$14,835
09/2022	$13,482	$19,640	$10,384	$13,798
10/2022	$14,465	$21,230	$10,249	$14,575
11/2022	$15,196	$22,416	$10,626	$15,336
12/2022	$14,768	$21,125	$10,578	$14,937
01/2023	$15,592	$22,452	$10,904	$15,586
02/2023	$15,079	$21,904	$10,622	$15,095
03/2023	$14,971	$22,708	$10,891	$15,206
04/2023	$15,121	$23,063	$10,957	$15,381
05/2023	$14,728	$23,163	$10,838	$14,958
06/2023	$15,379	$24,693	$10,800	$15,533
07/2023	$15,883	$25,487	$10,792	$15,856
08/2023	$15,597	$25,081	$10,723	$15,559
09/2023	$15,094	$23,885	$10,451	$15,040
10/2023	$14,708	$23,383	$10,286	$14,627
11/2023	$15,622	$25,518	$10,751	$15,554
12/2023	$16,421	$26,678	$11,163	$16,309
01/2024	$16,476	$27,126	$11,132	$16,301
02/2024	$16,682	$28,574	$10,975	$16,570
03/2024	$17,356	$29,494	$11,076	$17,128
04/2024	$16,717	$28,289	$10,797	$16,516
05/2024	$17,186	$29,692	$10,980	$16,942
06/2024	$17,172	$30,757	$11,084	$16,911
07/2024	$17,757	$31,132	$11,343	$17,588
08/2024	$18,047	$31,887	$11,505	$17,972
09/2024	$18,255	$32,568	$11,660	$18,218
10/2024	$18,095	$32,272	$11,370	$17,917
11/2024	$18,719	$34,167	$11,491	$18,679
12/2024	$17,932	$33,352	$11,303	$17,790
01/2025	$18,373	$34,281	$11,363	$18,322
02/2025	$18,479	$33,834	$11,613	$18,528
03/2025	$18,053	$31,928	$11,617	$18,222
04/2025	$17,617	$31,711	$11,663	$17,917
05/2025	$17,999	$33,707	$11,579	$18,243
06/2025	$18,594	$35,421	$11,757	$18,730
07/2025	$18,604	$36,216	$11,726	$18,775
08/2025	$19,202	$36,950	$11,866	$19,223
09/2025	$19,416	$38,299	$11,996	$19,480
10/2025	$19,427	$39,196	$12,071	$19,580

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	7.36%	9.82%	6.87%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.36%	9.82%	6.87%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Annual Shareholder Report - October 31, 2025

Class C: ABCCX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_C 1025

American Beacon

Balanced Fund

Annual Shareholder Report - October 31, 2025 | Investor Class: AABPX

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	1.15%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 8.22% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$10,007	$10,030	$9,974	$10,012
12/2015	$9,728	$9,872	$9,941	$9,870
01/2016	$9,410	$9,382	$10,078	$9,619
02/2016	$9,358	$9,369	$10,150	$9,644
03/2016	$9,824	$10,005	$10,243	$10,097
04/2016	$10,015	$10,043	$10,282	$10,239
05/2016	$10,015	$10,224	$10,285	$10,336
06/2016	$9,963	$10,250	$10,470	$10,464
07/2016	$10,250	$10,628	$10,536	$10,673
08/2016	$10,385	$10,643	$10,524	$10,717
09/2016	$10,377	$10,645	$10,517	$10,701
10/2016	$10,284	$10,451	$10,437	$10,569
11/2016	$10,765	$10,838	$10,190	$10,831
12/2016	$10,897	$11,052	$10,205	$11,000
01/2017	$10,965	$11,262	$10,225	$11,055
02/2017	$11,191	$11,709	$10,293	$11,323
03/2017	$11,176	$11,723	$10,288	$11,252
04/2017	$11,218	$11,843	$10,367	$11,274
05/2017	$11,241	$12,010	$10,447	$11,302
06/2017	$11,416	$12,085	$10,437	$11,408
07/2017	$11,499	$12,333	$10,481	$11,519
08/2017	$11,423	$12,371	$10,575	$11,480
09/2017	$11,766	$12,626	$10,525	$11,662
10/2017	$11,881	$12,921	$10,531	$11,715
11/2017	$12,026	$13,317	$10,518	$11,925
12/2017	$12,228	$13,465	$10,566	$12,051
01/2018	$12,645	$14,236	$10,444	$12,275
02/2018	$12,121	$13,711	$10,345	$11,877
03/2018	$11,974	$13,363	$10,412	$11,782
04/2018	$12,069	$13,414	$10,334	$11,770
05/2018	$12,160	$13,737	$10,408	$11,846
06/2018	$12,184	$13,822	$10,395	$11,857
07/2018	$12,555	$14,336	$10,398	$12,140
08/2018	$12,629	$14,803	$10,465	$12,279
09/2018	$12,629	$14,887	$10,397	$12,262
10/2018	$11,955	$13,870	$10,315	$11,842
11/2018	$12,029	$14,153	$10,377	$12,083
12/2018	$11,226	$12,765	$10,567	$11,475
01/2019	$12,068	$13,906	$10,679	$12,060
02/2019	$12,295	$14,353	$10,673	$12,288
03/2019	$12,367	$14,632	$10,878	$12,430
04/2019	$12,735	$15,224	$10,881	$12,696
05/2019	$12,189	$14,257	$11,074	$12,296
06/2019	$12,845	$15,262	$11,213	$12,887
07/2019	$12,905	$15,481	$11,238	$12,963
08/2019	$12,768	$15,236	$11,529	$12,868
09/2019	$13,033	$15,521	$11,468	$13,116
10/2019	$13,210	$15,857	$11,502	$13,242
11/2019	$13,477	$16,433	$11,496	$13,485
12/2019	$13,707	$16,928	$11,488	$13,704
01/2020	$13,427	$16,922	$11,709	$13,633
02/2020	$12,698	$15,529	$11,920	$12,939
03/2020	$11,021	$13,611	$11,850	$11,581
04/2020	$11,869	$15,356	$12,061	$12,445
05/2020	$12,210	$16,087	$12,117	$12,724
06/2020	$12,341	$16,407	$12,193	$12,705
07/2020	$12,639	$17,332	$12,375	$13,083
08/2020	$12,911	$18,578	$12,275	$13,365
09/2020	$12,609	$17,872	$12,269	$13,165
10/2020	$12,627	$17,397	$12,214	$13,038
11/2020	$14,070	$19,301	$12,334	$14,141
12/2020	$14,545	$20,043	$12,351	$14,474
01/2021	$14,441	$19,841	$12,262	$14,353
02/2021	$15,227	$20,388	$12,085	$14,791
03/2021	$15,770	$21,281	$11,934	$15,239
04/2021	$16,241	$22,416	$12,028	$15,653
05/2021	$16,555	$22,573	$12,068	$15,893
06/2021	$16,450	$23,100	$12,153	$15,828
07/2021	$16,405	$23,649	$12,288	$15,975
08/2021	$16,556	$24,368	$12,265	$16,153
09/2021	$16,230	$23,234	$12,159	$15,759
10/2021	$16,835	$24,862	$12,155	$16,238
11/2021	$16,354	$24,690	$12,191	$15,914
12/2021	$16,921	$25,797	$12,160	$16,500
01/2022	$16,831	$24,462	$11,898	$16,127
02/2022	$16,651	$23,729	$11,765	$15,943
03/2022	$16,626	$24,610	$11,439	$16,036
04/2022	$15,685	$22,464	$11,005	$15,250
05/2022	$16,187	$22,505	$11,076	$15,467
06/2022	$15,042	$20,648	$10,902	$14,559
07/2022	$15,842	$22,552	$11,168	$15,280
08/2022	$15,454	$21,632	$10,853	$14,835
09/2022	$14,201	$19,640	$10,384	$13,798
10/2022	$15,253	$21,230	$10,249	$14,575
11/2022	$16,032	$22,416	$10,626	$15,336
12/2022	$15,595	$21,125	$10,578	$14,937
01/2023	$16,476	$22,452	$10,904	$15,586
02/2023	$15,941	$21,904	$10,622	$15,095
03/2023	$15,826	$22,708	$10,891	$15,206
04/2023	$16,006	$23,063	$10,957	$15,381
05/2023	$15,599	$23,163	$10,838	$14,958
06/2023	$16,296	$24,693	$10,800	$15,533
07/2023	$16,842	$25,487	$10,792	$15,856
08/2023	$16,550	$25,081	$10,723	$15,559
09/2023	$16,024	$23,885	$10,451	$15,040
10/2023	$15,629	$23,383	$10,286	$14,627
11/2023	$16,613	$25,518	$10,751	$15,554
12/2023	$17,476	$26,678	$11,163	$16,309
01/2024	$17,535	$27,126	$11,132	$16,301
02/2024	$17,773	$28,574	$10,975	$16,570
03/2024	$18,500	$29,494	$11,076	$17,128
04/2024	$17,832	$28,289	$10,797	$16,516
05/2024	$18,354	$29,692	$10,980	$16,942
06/2024	$18,354	$30,757	$11,084	$16,911
07/2024	$18,988	$31,132	$11,343	$17,588
08/2024	$19,318	$31,887	$11,505	$17,972
09/2024	$19,543	$32,568	$11,660	$18,218
10/2024	$19,381	$32,272	$11,370	$17,917
11/2024	$20,075	$34,167	$11,491	$18,679
12/2024	$19,243	$33,352	$11,303	$17,790
01/2025	$19,724	$34,281	$11,363	$18,322
02/2025	$19,857	$33,834	$11,613	$18,528
03/2025	$19,409	$31,928	$11,617	$18,222
04/2025	$18,956	$31,711	$11,663	$17,917
05/2025	$19,374	$33,707	$11,579	$18,243
06/2025	$20,024	$35,421	$11,757	$18,730
07/2025	$20,041	$36,216	$11,726	$18,775
08/2025	$20,713	$36,950	$11,866	$19,223
09/2025	$20,948	$38,299	$11,996	$19,480
10/2025	$20,975	$39,196	$12,071	$19,580

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.22%	10.68%	7.69%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Annual Shareholder Report - October 31, 2025

Investor Class: AABPX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_Investor 1025

American Beacon

Balanced Fund

Annual Shareholder Report - October 31, 2025 | Class R5: AADBX

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$91	0.87%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.57% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
10/2015	$250,000	$250,000	$250,000	$250,000
10/2016	$258,238	$261,273	$260,926	$264,225
10/2017	$299,086	$323,018	$263,281	$292,885
10/2018	$301,611	$346,747	$257,874	$296,058
10/2019	$334,448	$396,423	$287,554	$331,055
10/2020	$320,598	$434,917	$305,346	$325,945
10/2021	$428,964	$621,558	$303,886	$405,947
10/2022	$389,519	$530,742	$256,229	$364,375
10/2023	$400,412	$584,574	$257,141	$365,672
10/2024	$497,978	$806,812	$284,260	$447,917
10/2025	$540,677	$979,893	$301,768	$489,498

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	8.57%	11.02%	8.02%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Annual Shareholder Report - October 31, 2025

Class R5: AADBX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_R5 1025

American Beacon

Balanced Fund

Annual Shareholder Report - October 31, 2025 | Class Y: ACBYX

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$99	0.94%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.47% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

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	Y	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
10/2015	$100,000	$100,000	$100,000	$100,000
11/2015	$100,063	$100,297	$99,736	$100,124
12/2015	$97,342	$98,715	$99,414	$98,703
01/2016	$94,152	$93,817	$100,782	$96,186
02/2016	$93,687	$93,690	$101,496	$96,444
03/2016	$98,338	$100,046	$102,428	$100,967
04/2016	$100,277	$100,434	$102,821	$102,394
05/2016	$100,344	$102,237	$102,847	$103,359
06/2016	$99,743	$102,502	$104,695	$104,638
07/2016	$102,697	$106,282	$105,357	$106,726
08/2016	$104,039	$106,431	$105,237	$107,170
09/2016	$104,039	$106,451	$105,175	$107,011
10/2016	$103,056	$104,509	$104,370	$105,690
11/2016	$107,906	$108,380	$101,902	$108,312
12/2016	$109,558	$110,522	$102,045	$109,997
01/2017	$110,167	$112,618	$102,246	$110,554
02/2017	$112,535	$117,090	$102,933	$113,235
03/2017	$112,400	$117,226	$102,879	$112,519
04/2017	$112,833	$118,430	$103,673	$112,739
05/2017	$113,038	$120,097	$104,471	$113,020
06/2017	$114,810	$120,846	$104,366	$114,083
07/2017	$115,710	$123,331	$104,815	$115,189
08/2017	$114,957	$123,709	$105,755	$114,798
09/2017	$118,451	$126,261	$105,251	$116,619
10/2017	$119,598	$129,207	$105,312	$117,154
11/2017	$121,111	$133,170	$105,177	$119,246
12/2017	$123,178	$134,650	$105,660	$120,510
01/2018	$127,338	$142,360	$104,443	$122,750
02/2018	$122,083	$137,113	$103,453	$118,768
03/2018	$120,624	$133,628	$104,116	$117,819
04/2018	$121,675	$134,141	$103,342	$117,702
05/2018	$122,555	$137,371	$104,079	$118,457
06/2018	$122,921	$138,217	$103,951	$118,575
07/2018	$126,605	$143,360	$103,976	$121,402
08/2018	$127,415	$148,032	$104,645	$122,791
09/2018	$127,415	$148,874	$103,971	$122,621
10/2018	$120,656	$138,699	$103,150	$118,423
11/2018	$121,395	$141,525	$103,765	$120,827
12/2018	$113,353	$127,646	$105,672	$114,754
01/2019	$121,820	$139,064	$106,794	$120,600
02/2019	$124,216	$143,529	$106,732	$122,884
03/2019	$124,935	$146,318	$108,782	$124,297
04/2019	$128,727	$152,243	$108,809	$126,955
05/2019	$123,186	$142,568	$110,741	$122,959
06/2019	$129,852	$152,616	$112,132	$128,873
07/2019	$130,535	$154,809	$112,378	$129,627
08/2019	$129,163	$152,357	$115,290	$128,683
09/2019	$131,827	$155,207	$114,676	$131,164
10/2019	$133,622	$158,569	$115,022	$132,422
11/2019	$136,381	$164,325	$114,963	$134,851
12/2019	$138,733	$169,285	$114,883	$137,040
01/2020	$135,946	$169,218	$117,094	$136,326
02/2020	$128,543	$155,288	$119,201	$129,385
03/2020	$111,561	$136,108	$118,500	$115,814
04/2020	$120,251	$153,557	$120,606	$124,450
05/2020	$123,754	$160,870	$121,168	$127,240
06/2020	$125,068	$164,069	$121,931	$127,054
07/2020	$128,081	$173,320	$123,752	$130,827
08/2020	$130,804	$185,779	$122,753	$133,650
09/2020	$127,818	$178,720	$122,686	$131,651
10/2020	$128,046	$173,967	$122,138	$130,378
11/2020	$142,745	$193,010	$123,337	$141,412
12/2020	$147,483	$200,431	$123,507	$144,743
01/2021	$146,593	$198,407	$122,621	$143,533
02/2021	$154,600	$203,879	$120,850	$147,908
03/2021	$160,037	$212,808	$119,341	$152,392
04/2021	$164,925	$224,165	$120,284	$156,530
05/2021	$168,098	$225,730	$120,677	$158,927
06/2021	$167,008	$231,000	$121,525	$158,281
07/2021	$166,588	$236,488	$122,884	$159,748
08/2021	$168,179	$243,678	$122,650	$161,528
09/2021	$164,897	$232,345	$121,588	$157,595
10/2021	$171,140	$248,623	$121,554	$162,379
11/2021	$166,227	$246,900	$121,914	$159,137
12/2021	$172,050	$257,966	$121,602	$164,998
01/2022	$171,185	$244,617	$118,982	$161,270
02/2022	$169,348	$237,292	$117,655	$159,428
03/2022	$169,132	$246,103	$114,386	$160,356
04/2022	$159,656	$224,642	$110,046	$152,495
05/2022	$164,642	$225,054	$110,755	$154,667
06/2022	$153,153	$206,478	$109,018	$145,589
07/2022	$161,276	$225,516	$111,681	$152,804
08/2022	$157,358	$216,319	$108,526	$148,345
09/2022	$144,626	$196,396	$103,837	$137,977
10/2022	$155,303	$212,297	$102,492	$145,750
11/2022	$163,287	$224,161	$106,261	$153,359
12/2022	$158,906	$211,246	$105,782	$149,373
01/2023	$167,860	$224,519	$109,036	$155,855
02/2023	$162,487	$219,041	$106,217	$150,946
03/2023	$161,413	$227,083	$108,915	$152,063
04/2023	$163,199	$230,627	$109,575	$153,806
05/2023	$159,002	$231,630	$108,382	$149,577
06/2023	$166,197	$246,935	$107,995	$155,325
07/2023	$171,824	$254,868	$107,920	$158,559
08/2023	$168,812	$250,810	$107,231	$155,586
09/2023	$163,510	$238,852	$104,506	$150,402
10/2023	$159,467	$233,830	$102,857	$146,269
11/2023	$169,517	$255,184	$107,514	$155,540
12/2023	$178,406	$266,777	$111,630	$163,091
01/2024	$179,139	$271,260	$111,323	$163,013
02/2024	$181,459	$285,744	$109,751	$165,700
03/2024	$188,908	$294,938	$110,764	$171,283
04/2024	$182,259	$282,891	$107,966	$165,162
05/2024	$187,533	$296,919	$109,797	$169,424
06/2024	$187,533	$307,573	$110,836	$169,109
07/2024	$194,042	$311,316	$113,425	$175,876
08/2024	$197,371	$318,868	$115,055	$179,718
09/2024	$199,837	$325,678	$116,595	$182,177
10/2024	$198,264	$322,725	$113,704	$179,167
11/2024	$205,327	$341,669	$114,906	$186,789
12/2024	$196,844	$333,524	$113,026	$177,901
01/2025	$201,792	$342,812	$113,625	$183,219
02/2025	$203,263	$338,339	$116,125	$185,278
03/2025	$198,582	$319,275	$116,169	$182,219
04/2025	$194,075	$317,110	$116,626	$179,173
05/2025	$198,376	$337,071	$115,790	$182,435
06/2025	$205,096	$354,212	$117,571	$187,299
07/2025	$205,310	$362,161	$117,261	$187,746
08/2025	$212,198	$369,503	$118,663	$192,235
09/2025	$214,765	$382,990	$119,958	$194,796
10/2025	$215,060	$391,957	$120,707	$195,799

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	8.47%	10.93%	7.96%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Annual Shareholder Report - October 31, 2025

Class Y: ACBYX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_Y 1025

American Beacon

IMC International Small Cap Fund

Annual Shareholder Report - October 31, 2025 | Investor Class: TIVFX

This annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$154	1.32%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 32.30% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 22.58%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s strategy of “informed momentum” benefited from that shift in sentiment toward international markets, as well as continued strength within the Artificial Intelligence theme.

• The Fund's performance was positive in all sectors where it invested, except within the Consumer Staples, Communication Services, and Real Estate sectors. The Fund's holdings in the Industrials and Financials sectors contributed meaningfully.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2015	$10,000	$10,000	$10,000
11/2015	$10,041	$9,844	$9,928
12/2015	$9,918	$9,712	$9,939
01/2016	$9,310	$9,009	$9,177
02/2016	$9,219	$8,844	$9,208
03/2016	$9,953	$9,420	$10,007
04/2016	$10,243	$9,693	$10,286
05/2016	$10,229	$9,605	$10,219
06/2016	$10,052	$9,282	$9,919
07/2016	$10,469	$9,753	$10,471
08/2016	$10,483	$9,760	$10,446
09/2016	$10,610	$9,879	$10,704
10/2016	$10,201	$9,677	$10,422
11/2016	$10,038	$9,485	$10,112
12/2016	$10,261	$9,809	$10,327
01/2017	$10,742	$10,093	$10,723
02/2017	$10,821	$10,238	$11,005
03/2017	$11,144	$10,520	$11,233
04/2017	$11,510	$10,787	$11,570
05/2017	$11,826	$11,183	$11,884
06/2017	$11,725	$11,163	$11,934
07/2017	$12,149	$11,485	$12,356
08/2017	$12,048	$11,481	$12,490
09/2017	$12,479	$11,767	$12,758
10/2017	$12,615	$11,945	$12,996
11/2017	$12,572	$12,071	$13,190
12/2017	$12,743	$12,265	$13,595
01/2018	$13,397	$12,880	$14,263
02/2018	$12,743	$12,298	$13,702
03/2018	$12,655	$12,077	$13,547
04/2018	$12,648	$12,352	$13,704
05/2018	$12,372	$12,075	$13,565
06/2018	$12,132	$11,927	$13,195
07/2018	$12,270	$12,221	$13,287
08/2018	$11,950	$11,985	$13,158
09/2018	$11,936	$12,089	$12,996
10/2018	$10,947	$11,127	$11,732
11/2018	$10,860	$11,113	$11,761
12/2018	$10,208	$10,573	$11,121
01/2019	$10,923	$11,268	$11,992
02/2019	$11,217	$11,555	$12,243
03/2019	$11,284	$11,628	$12,262
04/2019	$11,784	$11,955	$12,533
05/2019	$11,048	$11,381	$11,886
06/2019	$11,571	$12,056	$12,411
07/2019	$11,387	$11,903	$12,328
08/2019	$11,070	$11,595	$11,973
09/2019	$11,269	$11,927	$12,264
10/2019	$11,497	$12,355	$12,760
11/2019	$11,733	$12,495	$12,974
12/2019	$12,187	$12,901	$13,614
01/2020	$11,715	$12,631	$13,189
02/2020	$10,726	$11,490	$11,976
03/2020	$9,333	$9,956	$9,665
04/2020	$9,955	$10,599	$10,840
05/2020	$10,502	$11,061	$11,497
06/2020	$10,824	$11,437	$11,872
07/2020	$11,288	$11,704	$12,466
08/2020	$11,895	$12,306	$13,286
09/2020	$12,000	$11,986	$13,117
10/2020	$11,685	$11,507	$12,769
11/2020	$13,078	$13,291	$14,536
12/2020	$13,724	$13,909	$15,553
01/2021	$13,649	$13,761	$15,526
02/2021	$14,078	$14,070	$16,087
03/2021	$14,348	$14,393	$16,413
04/2021	$14,807	$14,826	$17,167
05/2021	$15,228	$15,310	$17,565
06/2021	$15,047	$15,137	$17,456
07/2021	$15,085	$15,251	$17,596
08/2021	$15,205	$15,533	$18,003
09/2021	$14,604	$15,070	$17,455
10/2021	$14,724	$15,441	$17,728
11/2021	$14,145	$14,722	$16,850
12/2021	$14,752	$15,476	$17,563
01/2022	$13,872	$14,728	$16,467
02/2022	$13,404	$14,468	$16,253
03/2022	$13,124	$14,561	$16,419
04/2022	$12,227	$13,619	$15,359
05/2022	$12,578	$13,721	$15,217
06/2022	$11,238	$12,448	$13,538
07/2022	$11,674	$13,068	$14,320
08/2022	$10,957	$12,447	$13,944
09/2022	$9,936	$11,283	$12,405
10/2022	$10,529	$11,889	$12,808
11/2022	$11,939	$13,229	$14,032
12/2022	$11,719	$13,239	$14,055
01/2023	$12,738	$14,311	$15,067
02/2023	$12,485	$14,013	$14,682
03/2023	$12,698	$14,360	$14,716
04/2023	$12,532	$14,765	$14,932
05/2023	$12,414	$14,141	$14,518
06/2023	$13,188	$14,784	$15,017
07/2023	$13,678	$15,262	$15,780
08/2023	$13,394	$14,678	$15,340
09/2023	$12,698	$14,176	$14,762
10/2023	$12,114	$13,602	$13,937
11/2023	$13,086	$14,864	$15,286
12/2023	$13,524	$15,654	$16,256
01/2024	$13,307	$15,744	$15,977
02/2024	$14,327	$16,032	$16,137
03/2024	$14,705	$16,559	$16,599
04/2024	$14,158	$16,135	$16,357
05/2024	$14,825	$16,760	$16,887
06/2024	$14,833	$16,490	$16,708
07/2024	$14,793	$16,974	$17,345
08/2024	$14,978	$17,525	$17,664
09/2024	$14,970	$17,687	$18,195
10/2024	$14,303	$16,725	$17,244
11/2024	$14,456	$16,631	$17,168
12/2024	$14,027	$16,252	$16,802
01/2025	$13,805	$17,106	$17,026
02/2025	$13,451	$17,438	$16,844
03/2025	$13,318	$17,368	$16,910
04/2025	$14,071	$18,163	$17,704
05/2025	$15,302	$18,994	$18,850
06/2025	$16,595	$19,413	$19,773
07/2025	$16,993	$19,140	$19,805
08/2025	$17,923	$19,956	$20,650
09/2025	$18,348	$20,338	$21,094
10/2025	$18,924	$20,578	$21,138

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	32.30%	10.12%	6.59%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
MSCI® ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.77%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$129,605,795
# of Portfolio Holdings	151
Portfolio Turnover Rate	209%
Total Management Fees Paid	$705,177

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.6
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

King Slide Works Co. Ltd.	1.2
Medincell SA	1.1
HD Hyundai Electric Co. Ltd.	1.1
Chenbro Micom Co. Ltd.	1.1
Kandenko Co. Ltd.	1.1
Kioxia Holdings Corp.	1.0
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.0
Taiwan Union Technology Corp.	0.9
Bizlink Holding, Inc.	0.9
MPI Corp.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Industrials
32.1
Information Technology
22.1
Financials
13.0
Materials
11.9
Consumer Discretionary
9.4
Health Care
4.2
Energy
2.7
Communication Services
2.6
Utilities
1.4
Consumer Staples
0.6
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Consumer Staples	0.6
Utilities	1.4
Communication Services	2.6
Energy	2.7
Health Care	4.2
Consumer Discretionary	9.4
Materials	11.9
Financials	13.0
Information Technology	22.1
Industrials	32.1

Top Ten Country Exposure - % Equities

Japan
15.0
Taiwan
12.2
Australia
10.9
Republic of Korea
9.9
Canada
9.8
China
6.9
Israel
4.8
Italy
3.9
Germany
3.3
Spain
2.5
0%
2%
4%
6%
8%
10%
12%
14%
16%

Value	Value
Spain	2.5
Germany	3.3
Italy	3.9
Israel	4.8
China	6.9
Canada	9.8
Republic of Korea	9.9
Australia	10.9
Taiwan	12.2
Japan	15.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

IMC International Small Cap Fund

Annual Shareholder Report - October 31, 2025

Investor Class: TIVFX

Distributed by:

Resolute Investment Distributors, Inc.

EAM_Investor 1025

American Beacon

IMC International Small Cap Fund

Annual Shareholder Report - October 31, 2025 | Class R5: TOVIX

This annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$107	0.91%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 32.90% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 22.58%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s strategy of “informed momentum” benefited from that shift in sentiment toward international markets, as well as continued strength within the Artificial Intelligence theme.

• The Fund's performance was positive in all sectors where it invested, except within the Consumer Staples, Communication Services, and Real Estate sectors. The Fund's holdings in the Industrials and Financials sectors contributed meaningfully.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2015	$250,000	$250,000	$250,000
10/2016	$255,013	$241,933	$260,546
10/2017	$315,375	$298,637	$324,902
10/2018	$273,677	$278,167	$293,289
10/2019	$288,167	$308,887	$318,997
10/2020	$293,755	$287,684	$319,235
10/2021	$371,247	$386,016	$443,204
10/2022	$266,160	$297,237	$320,198
10/2023	$308,094	$340,041	$348,425
10/2024	$365,155	$418,135	$431,108
10/2025	$485,302	$514,439	$528,461

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	32.90%	10.56%	6.86%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
MSCI® ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.77%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$129,605,795
# of Portfolio Holdings	151
Portfolio Turnover Rate	209%
Total Management Fees Paid	$705,177

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.6
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

King Slide Works Co. Ltd.	1.2
Medincell SA	1.1
HD Hyundai Electric Co. Ltd.	1.1
Chenbro Micom Co. Ltd.	1.1
Kandenko Co. Ltd.	1.1
Kioxia Holdings Corp.	1.0
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.0
Taiwan Union Technology Corp.	0.9
Bizlink Holding, Inc.	0.9
MPI Corp.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.6
Utilities	1.4
Communication Services	2.6
Energy	2.7
Health Care	4.2
Consumer Discretionary	9.4
Materials	11.9
Financials	13.0
Information Technology	22.1
Industrials	32.1

Top Ten Country Exposure - % Equities

Value	Value
Spain	2.5
Germany	3.3
Italy	3.9
Israel	4.8
China	6.9
Canada	9.8
Republic of Korea	9.9
Australia	10.9
Taiwan	12.2
Japan	15.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

IMC International Small Cap Fund

Annual Shareholder Report - October 31, 2025

Class R5: TOVIX

Distributed by:

Resolute Investment Distributors, Inc.

EAM_R5 1025

American Beacon

IMC International Small Cap Fund

Annual Shareholder Report - October 31, 2025 | Class Y: TOVYX

This annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$131	1.12%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 32.53% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 22.58%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s strategy of “informed momentum” benefited from that shift in sentiment toward international markets, as well as continued strength within the Artificial Intelligence theme.

• The Fund's performance was positive in all sectors where it invested, except within the Consumer Staples, Communication Services, and Real Estate sectors. The Fund's holdings in the Industrials and Financials sectors contributed meaningfully.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2015	$100,000	$100,000	$100,000
11/2015	$100,411	$98,444	$99,285
12/2015	$99,180	$97,118	$99,386
01/2016	$93,104	$90,095	$91,765
02/2016	$92,186	$88,444	$92,076
03/2016	$99,533	$94,199	$100,065
04/2016	$102,429	$96,926	$102,863
05/2016	$102,288	$96,046	$102,186
06/2016	$100,522	$92,822	$99,190
07/2016	$104,690	$97,526	$104,709
08/2016	$104,831	$97,595	$104,458
09/2016	$106,102	$98,794	$107,037
10/2016	$102,005	$96,773	$104,219
11/2016	$100,380	$94,846	$101,124
12/2016	$102,613	$98,089	$103,270
01/2017	$107,421	$100,935	$107,228
02/2017	$108,211	$102,378	$110,053
03/2017	$111,440	$105,196	$112,334
04/2017	$115,099	$107,873	$115,704
05/2017	$118,257	$111,832	$118,842
06/2017	$117,252	$111,635	$119,341
07/2017	$121,486	$114,855	$123,557
08/2017	$120,481	$114,811	$124,896
09/2017	$124,787	$117,668	$127,579
10/2017	$126,150	$119,455	$129,961
11/2017	$125,719	$120,708	$131,897
12/2017	$127,425	$122,645	$135,951
01/2018	$133,967	$128,797	$142,634
02/2018	$127,425	$122,984	$137,023
03/2018	$126,553	$120,767	$135,470
04/2018	$126,480	$123,524	$137,037
05/2018	$123,718	$120,748	$135,650
06/2018	$121,319	$119,273	$131,953
07/2018	$122,700	$122,209	$132,872
08/2018	$119,502	$119,848	$131,579
09/2018	$119,357	$120,889	$129,956
10/2018	$109,471	$111,267	$117,315
11/2018	$108,599	$111,127	$117,607
12/2018	$102,083	$105,732	$111,209
01/2019	$109,227	$112,681	$119,918
02/2019	$112,247	$115,553	$122,434
03/2019	$112,984	$116,282	$122,620
04/2019	$117,918	$119,551	$125,332
05/2019	$110,627	$113,810	$118,864
06/2019	$115,930	$120,561	$124,109
07/2019	$114,089	$119,031	$123,280
08/2019	$110,921	$115,947	$119,727
09/2019	$112,910	$119,270	$122,636
10/2019	$115,193	$123,555	$127,599
11/2019	$117,477	$124,948	$129,741
12/2019	$122,137	$129,009	$136,140
01/2020	$117,388	$126,314	$131,890
02/2020	$107,436	$114,895	$119,760
03/2020	$93,488	$99,560	$96,652
04/2020	$99,745	$105,992	$108,399
05/2020	$105,325	$110,608	$114,972
06/2020	$108,567	$114,374	$118,718
07/2020	$113,241	$117,040	$124,656
08/2020	$119,348	$123,057	$132,855
09/2020	$120,403	$119,860	$131,172
10/2020	$117,312	$115,074	$127,694
11/2020	$131,260	$132,912	$145,364
12/2020	$137,802	$139,091	$155,529
01/2021	$137,044	$137,610	$155,256
02/2021	$141,440	$140,696	$160,873
03/2021	$144,093	$143,931	$164,134
04/2021	$148,793	$148,262	$171,672
05/2021	$153,037	$153,097	$175,650
06/2021	$151,294	$151,374	$174,560
07/2021	$151,597	$152,514	$175,961
08/2021	$152,886	$155,331	$180,026
09/2021	$146,898	$150,700	$174,552
10/2021	$148,111	$154,406	$177,282
11/2021	$142,350	$147,220	$168,505
12/2021	$148,377	$154,758	$175,629
01/2022	$139,621	$147,279	$164,666
02/2022	$134,888	$144,675	$162,533
03/2022	$132,127	$145,605	$164,188
04/2022	$123,135	$136,185	$153,589
05/2022	$126,684	$137,206	$152,174
06/2022	$113,196	$124,475	$135,376
07/2022	$117,613	$130,678	$143,198
08/2022	$110,356	$124,471	$139,442
09/2022	$100,180	$112,827	$124,048
10/2022	$106,175	$118,895	$128,079
11/2022	$120,374	$132,286	$140,320
12/2022	$118,146	$132,393	$140,554
01/2023	$128,500	$143,114	$150,673
02/2023	$126,011	$140,127	$146,823
03/2023	$128,098	$143,600	$147,155
04/2023	$126,413	$147,654	$149,323
05/2023	$125,289	$141,406	$145,182
06/2023	$133,155	$147,841	$150,170
07/2023	$138,131	$152,625	$157,796
08/2023	$135,242	$146,777	$153,397
09/2023	$128,259	$141,764	$147,624
10/2023	$122,319	$136,017	$139,370
11/2023	$132,192	$148,641	$152,856
12/2023	$136,621	$156,538	$162,563
01/2024	$134,494	$157,439	$159,774
02/2024	$144,802	$160,321	$161,374
03/2024	$148,565	$165,594	$165,991
04/2024	$143,084	$161,353	$163,575
05/2024	$149,874	$167,603	$168,874
06/2024	$150,038	$164,898	$167,083
07/2024	$149,629	$169,735	$173,446
08/2024	$151,592	$175,254	$176,641
09/2024	$151,429	$176,873	$181,951
10/2024	$144,720	$167,254	$172,443
11/2024	$146,356	$166,305	$171,680
12/2024	$142,001	$162,523	$168,021
01/2025	$139,741	$171,064	$170,258
02/2025	$136,216	$174,382	$168,444
03/2025	$134,860	$173,678	$169,100
04/2025	$142,543	$181,633	$177,037
05/2025	$155,017	$189,944	$188,500
06/2025	$168,123	$194,129	$197,729
07/2025	$172,190	$191,404	$198,054
08/2025	$181,591	$199,564	$206,504
09/2025	$185,929	$203,383	$210,937
10/2025	$191,805	$205,776	$211,384

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	32.53%	10.33%	6.73%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
MSCI® ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.77%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$129,605,795
# of Portfolio Holdings	151
Portfolio Turnover Rate	209%
Total Management Fees Paid	$705,177

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.6
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

King Slide Works Co. Ltd.	1.2
Medincell SA	1.1
HD Hyundai Electric Co. Ltd.	1.1
Chenbro Micom Co. Ltd.	1.1
Kandenko Co. Ltd.	1.1
Kioxia Holdings Corp.	1.0
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.0
Taiwan Union Technology Corp.	0.9
Bizlink Holding, Inc.	0.9
MPI Corp.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.6
Utilities	1.4
Communication Services	2.6
Energy	2.7
Health Care	4.2
Consumer Discretionary	9.4
Materials	11.9
Financials	13.0
Information Technology	22.1
Industrials	32.1

Top Ten Country Exposure - % Equities

Value	Value
Spain	2.5
Germany	3.3
Italy	3.9
Israel	4.8
China	6.9
Canada	9.8
Republic of Korea	9.9
Australia	10.9
Taiwan	12.2
Japan	15.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

IMC International Small Cap Fund

Annual Shareholder Report - October 31, 2025

Class Y: TOVYX

Distributed by:

Resolute Investment Distributors, Inc.

EAM_Y 1025

American Beacon

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025 | Investor Class: GHQPX

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	0.83%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 6.32% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Cumulative Performance from April 4, 2016  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg US Aggregate Bond Index
04/2016	$10,000	$10,000
04/2016	$9,947	$10,034
05/2016	$9,951	$10,036
06/2016	$10,083	$10,217
07/2016	$10,148	$10,281
08/2016	$10,153	$10,270
09/2016	$10,108	$10,264
10/2016	$10,024	$10,185
11/2016	$9,820	$9,944
12/2016	$9,836	$9,958
01/2017	$9,856	$9,978
02/2017	$9,927	$10,045
03/2017	$9,908	$10,039
04/2017	$9,969	$10,117
05/2017	$10,018	$10,195
06/2017	$10,028	$10,185
07/2017	$10,017	$10,228
08/2017	$10,098	$10,320
09/2017	$10,057	$10,271
10/2017	$10,066	$10,277
11/2017	$10,086	$10,264
12/2017	$10,126	$10,311
01/2018	$10,076	$10,192
02/2018	$10,035	$10,095
03/2018	$10,090	$10,160
04/2018	$10,083	$10,085
05/2018	$10,150	$10,157
06/2018	$10,155	$10,144
07/2018	$10,149	$10,147
08/2018	$10,184	$10,212
09/2018	$10,168	$10,146
10/2018	$10,103	$10,066
11/2018	$10,140	$10,126
12/2018	$10,177	$10,312
01/2019	$10,247	$10,422
02/2019	$10,255	$10,416
03/2019	$10,327	$10,615
04/2019	$10,336	$10,618
05/2019	$10,417	$10,807
06/2019	$10,446	$10,942
07/2019	$10,465	$10,966
08/2019	$10,587	$11,251
09/2019	$10,571	$11,191
10/2019	$10,587	$11,224
11/2019	$10,603	$11,219
12/2019	$10,586	$11,211
01/2020	$10,674	$11,427
02/2020	$10,741	$11,632
03/2020	$10,447	$11,564
04/2020	$10,717	$11,769
05/2020	$10,825	$11,824
06/2020	$10,920	$11,899
07/2020	$11,037	$12,076
08/2020	$11,002	$11,979
09/2020	$10,977	$11,972
10/2020	$10,963	$11,919
11/2020	$11,033	$12,036
12/2020	$11,043	$12,052
01/2021	$10,982	$11,966
02/2021	$10,935	$11,793
03/2021	$10,868	$11,646
04/2021	$10,901	$11,738
05/2021	$10,869	$11,776
06/2021	$10,859	$11,859
07/2021	$10,882	$11,992
08/2021	$10,872	$11,969
09/2021	$10,862	$11,865
10/2021	$10,841	$11,862
11/2021	$10,807	$11,897
12/2021	$10,796	$11,867
01/2022	$10,708	$11,611
02/2022	$10,632	$11,481
03/2022	$10,468	$11,162
04/2022	$10,176	$10,739
05/2022	$10,252	$10,808
06/2022	$10,138	$10,639
07/2022	$10,414	$10,898
08/2022	$10,066	$10,591
09/2022	$9,550	$10,133
10/2022	$9,380	$10,002
11/2022	$9,784	$10,370
12/2022	$9,729	$10,323
01/2023	$10,135	$10,640
02/2023	$9,820	$10,365
03/2023	$10,093	$10,629
04/2023	$10,139	$10,693
05/2023	$10,027	$10,576
06/2023	$9,983	$10,539
07/2023	$9,927	$10,531
08/2023	$9,826	$10,464
09/2023	$9,448	$10,198
10/2023	$9,231	$10,037
11/2023	$9,753	$10,492
12/2023	$10,220	$10,893
01/2024	$10,164	$10,864
02/2024	$9,993	$10,710
03/2024	$10,090	$10,809
04/2024	$9,728	$10,536
05/2024	$9,919	$10,715
06/2024	$10,075	$10,816
07/2024	$10,303	$11,069
08/2024	$10,521	$11,228
09/2024	$10,653	$11,378
10/2024	$10,274	$11,096
11/2024	$10,409	$11,213
12/2024	$10,159	$11,030
01/2025	$10,199	$11,088
02/2025	$10,479	$11,332
03/2025	$10,481	$11,336
04/2025	$10,545	$11,381
05/2025	$10,403	$11,299
06/2025	$10,612	$11,473
07/2025	$10,542	$11,443
08/2025	$10,694	$11,580
09/2025	$10,831	$11,706
10/2025	$10,923	$11,779

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
Investor ClassFootnote Reference1	6.32%	(0.07)%	0.93%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025

Investor Class: GHQPX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_Investor 1025

American Beacon

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025 | Class R5: GHQIX

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$48	0.46%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 6.60% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Cumulative Performance from April 4, 2016  through October 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg US Aggregate Bond Index
04/2016	$250,000	$250,000
04/2016	$248,686	$250,846
05/2016	$249,135	$250,910
06/2016	$252,291	$255,418
07/2016	$253,991	$257,033
08/2016	$254,185	$256,739
09/2016	$253,133	$256,589
10/2016	$250,858	$254,626
11/2016	$246,090	$248,603
12/2016	$246,318	$248,954
01/2017	$246,905	$249,442
02/2017	$249,001	$251,119
03/2017	$248,612	$250,987
04/2017	$250,205	$252,924
05/2017	$251,535	$254,871
06/2017	$251,845	$254,614
07/2017	$251,663	$255,710
08/2017	$253,771	$258,004
09/2017	$252,814	$256,775
10/2017	$253,140	$256,924
11/2017	$253,459	$256,594
12/2017	$254,811	$257,772
01/2018	$253,618	$254,803
02/2018	$252,671	$252,387
03/2018	$254,124	$254,006
04/2018	$253,770	$252,117
05/2018	$255,794	$253,916
06/2018	$256,000	$253,604
07/2018	$255,935	$253,664
08/2018	$256,902	$255,296
09/2018	$256,575	$253,652
10/2018	$255,015	$251,648
11/2018	$256,031	$253,150
12/2018	$257,055	$257,801
01/2019	$258,908	$260,539
02/2019	$259,179	$260,388
03/2019	$261,084	$265,387
04/2019	$261,386	$265,455
05/2019	$263,541	$270,168
06/2019	$264,354	$273,560
07/2019	$264,907	$274,162
08/2019	$268,086	$281,266
09/2019	$267,765	$279,768
10/2019	$268,267	$280,611
11/2019	$268,472	$280,468
12/2019	$268,408	$280,273
01/2020	$270,737	$285,666
02/2020	$272,510	$290,808
03/2020	$265,165	$289,096
04/2020	$272,331	$294,236
05/2020	$274,873	$295,605
06/2020	$277,376	$297,468
07/2020	$280,423	$301,911
08/2020	$279,638	$299,474
09/2020	$279,367	$299,310
10/2020	$278,815	$297,973
11/2020	$280,683	$300,897
12/2020	$281,023	$301,312
01/2021	$279,582	$299,151
02/2021	$278,452	$294,831
03/2021	$277,123	$291,150
04/2021	$277,779	$293,450
05/2021	$277,049	$294,409
06/2021	$276,884	$296,477
07/2021	$277,553	$299,792
08/2021	$277,385	$299,221
09/2021	$277,213	$296,631
10/2021	$276,469	$296,549
11/2021	$275,977	$297,426
12/2021	$275,779	$296,665
01/2022	$273,627	$290,274
02/2022	$271,482	$287,035
03/2022	$267,677	$279,061
04/2022	$260,301	$268,471
05/2022	$262,315	$270,202
06/2022	$259,495	$265,963
07/2022	$266,635	$272,462
08/2022	$257,818	$264,763
09/2022	$244,974	$253,324
10/2022	$240,419	$250,043
11/2022	$250,842	$259,238
12/2022	$249,214	$258,069
01/2023	$259,708	$266,008
02/2023	$251,692	$259,130
03/2023	$259,069	$265,713
04/2023	$260,073	$267,323
05/2023	$257,273	$264,412
06/2023	$256,508	$263,469
07/2023	$255,165	$263,286
08/2023	$252,642	$261,604
09/2023	$243,315	$254,956
10/2023	$237,824	$250,933
11/2023	$251,009	$262,296
12/2023	$263,112	$272,337
01/2024	$261,449	$271,589
02/2024	$256,154	$267,752
03/2024	$259,013	$270,224
04/2024	$250,088	$263,399
05/2024	$255,095	$267,864
06/2024	$259,495	$270,400
07/2024	$265,442	$276,716
08/2024	$270,850	$280,692
09/2024	$274,318	$284,451
10/2024	$264,940	$277,397
11/2024	$268,197	$280,329
12/2024	$261,838	$275,742
01/2025	$262,958	$277,205
02/2025	$270,267	$283,304
03/2025	$270,391	$283,410
04/2025	$272,116	$284,524
05/2025	$268,852	$282,487
06/2025	$274,042	$286,830
07/2025	$272,311	$286,074
08/2025	$276,320	$289,495
09/2025	$279,966	$292,653
10/2025	$282,430	$294,482

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
Class R5Footnote Reference1	6.60%	0.26%	1.28%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025

Class R5: GHQIX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_R5 1025

American Beacon

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025 | Class R6: GHQRX

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.41%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 8.22% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Cumulative Performance from April 4, 2016  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	Bloomberg US Aggregate Bond Index
4/4/2016	$10,000	$10,000
4/30/2016	$9,947	$10,034
5/31/2016	$9,965	$10,036
6/30/2016	$10,092	$10,217
7/31/2016	$10,160	$10,281
8/31/2016	$10,167	$10,270
9/30/2016	$10,125	$10,264
10/31/2016	$10,034	$10,185
11/30/2016	$9,844	$9,944
12/31/2016	$9,853	$9,958
1/31/2017	$9,876	$9,978
2/28/2017	$9,960	$10,045
3/31/2017	$9,944	$10,039
4/30/2017	$10,008	$10,117
5/31/2017	$10,061	$10,195
6/30/2017	$10,074	$10,185
7/31/2017	$10,067	$10,228
8/31/2017	$10,151	$10,320
9/30/2017	$10,113	$10,271
10/31/2017	$10,126	$10,277
11/30/2017	$10,138	$10,264
12/31/2017	$10,192	$10,311
1/31/2018	$10,145	$10,192
2/28/2018	$10,107	$10,095
3/31/2018	$10,165	$10,160
4/30/2018	$10,151	$10,085
5/31/2018	$10,232	$10,157
6/30/2018	$10,240	$10,144
7/31/2018	$10,237	$10,147
8/31/2018	$10,276	$10,212
9/30/2018	$10,263	$10,146
10/31/2018	$10,201	$10,066
11/30/2018	$10,241	$10,126
12/31/2018	$10,282	$10,312
1/31/2019	$10,356	$10,422
2/28/2019	$10,367	$10,416
3/31/2019	$10,444	$10,615
4/30/2019	$10,456	$10,618
5/31/2019	$10,532	$10,807
6/30/2019	$10,576	$10,942
7/31/2019	$10,598	$10,966
8/31/2019	$10,715	$11,251
9/30/2019	$10,704	$11,191
10/31/2019	$10,724	$11,224
11/30/2019	$10,743	$11,219
12/31/2019	$10,730	$11,211
1/31/2020	$10,824	$11,427
2/29/2020	$10,895	$11,632
3/31/2020	$10,612	$11,564
4/30/2020	$10,889	$11,769
5/31/2020	$11,001	$11,824
6/30/2020	$11,091	$11,899
7/31/2020	$11,213	$12,076
8/31/2020	$11,182	$11,979
9/30/2020	$11,172	$11,972
10/31/2020	$11,150	$11,919
11/30/2020	$11,225	$12,036
12/31/2020	$11,250	$12,052
1/31/2021	$11,193	$11,966
2/28/2021	$11,137	$11,793
3/31/2021	$11,084	$11,646
4/30/2021	$11,122	$11,738
5/31/2021	$11,093	$11,776
6/30/2021	$11,087	$11,859
7/31/2021	$11,114	$11,992
8/31/2021	$11,107	$11,969
9/30/2021	$11,090	$11,865
10/31/2021	$11,071	$11,862
11/30/2021	$11,053	$11,897
12/31/2021	$11,034	$11,867
1/31/2022	$10,948	$11,611
2/28/2022	$10,874	$11,481
3/31/2022	$10,710	$11,162
4/30/2022	$10,427	$10,739
5/31/2022	$10,496	$10,808
6/30/2022	$10,384	$10,639
7/31/2022	$10,670	$10,898
8/31/2022	$10,317	$10,591
9/30/2022	$9,803	$10,133
10/31/2022	$9,621	$10,002
11/30/2022	$10,038	$10,370
12/31/2022	$9,985	$10,323
1/31/2023	$10,406	$10,640
2/28/2023	$10,085	$10,365
3/31/2023	$10,369	$10,629
4/30/2023	$10,421	$10,693
5/31/2023	$10,309	$10,576
6/30/2023	$10,267	$10,539
7/31/2023	$10,214	$10,531
8/31/2023	$10,113	$10,464
9/30/2023	$9,727	$10,198
10/31/2023	$9,508	$10,037
11/30/2023	$10,048	$10,492
12/31/2023	$10,534	$10,893
1/31/2024	$10,479	$10,864
2/29/2024	$10,268	$10,710
3/31/2024	$10,370	$10,809
4/30/2024	$10,001	$10,536
5/31/2024	$10,202	$10,715
6/30/2024	$10,378	$10,816
7/31/2024	$10,605	$11,069
8/31/2024	$10,834	$11,228
9/30/2024	$10,973	$11,378
10/31/2024	$10,598	$11,096
11/30/2024	$10,729	$11,213
12/31/2024	$10,474	$11,030
1/31/2025	$10,519	$11,088
2/28/2025	$10,813	$11,332
3/31/2025	$10,818	$11,336
4/30/2025	$10,887	$11,381
5/31/2025	$10,757	$11,299
6/30/2025	$10,965	$11,473
7/31/2025	$11,061	$11,443
8/31/2025	$11,210	$11,580
9/30/2025	$11,370	$11,706
10/31/2025	$11,469	$11,779

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
R6 ClassFootnote Reference1	8.22%	0.57%	1.44%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025

Class R6: GHQRX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_R6 1025

American Beacon

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025 | Class Y: GHQYX

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	0.52%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.67% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Cumulative Performance from April 4, 2016  through October 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
04/2016	$100,000	$100,000
04/2016	$99,450	$100,338
05/2016	$99,642	$100,364
06/2016	$100,896	$102,167
07/2016	$101,567	$102,813
08/2016	$101,535	$102,696
09/2016	$101,108	$102,636
10/2016	$100,290	$101,850
11/2016	$98,375	$99,441
12/2016	$98,457	$99,582
01/2017	$98,683	$99,777
02/2017	$99,513	$100,448
03/2017	$99,350	$100,395
04/2017	$99,877	$101,170
05/2017	$100,399	$101,948
06/2017	$100,616	$101,846
07/2017	$100,535	$102,284
08/2017	$101,369	$103,201
09/2017	$100,876	$102,710
10/2017	$100,998	$102,769
11/2017	$101,219	$102,638
12/2017	$101,648	$103,109
01/2018	$101,163	$101,921
02/2018	$100,777	$100,955
03/2018	$101,451	$101,602
04/2018	$101,301	$100,847
05/2018	$101,998	$101,566
06/2018	$102,072	$101,442
07/2018	$102,037	$101,466
08/2018	$102,414	$102,119
09/2018	$102,275	$101,461
10/2018	$101,748	$100,659
11/2018	$102,145	$101,260
12/2018	$102,544	$103,120
01/2019	$103,170	$104,215
02/2019	$103,375	$104,155
03/2019	$104,126	$106,155
04/2019	$104,238	$106,182
05/2019	$104,983	$108,067
06/2019	$105,404	$109,424
07/2019	$105,615	$109,665
08/2019	$106,873	$112,506
09/2019	$106,736	$111,907
10/2019	$106,927	$112,244
11/2019	$107,001	$112,187
12/2019	$106,966	$112,109
01/2020	$107,885	$114,266
02/2020	$108,584	$116,323
03/2020	$105,649	$115,639
04/2020	$108,493	$117,694
05/2020	$109,496	$118,242
06/2020	$110,483	$118,987
07/2020	$111,687	$120,764
08/2020	$111,366	$119,790
09/2020	$111,249	$119,724
10/2020	$111,020	$119,189
11/2020	$111,755	$120,359
12/2020	$111,881	$120,525
01/2021	$111,299	$119,660
02/2021	$110,841	$117,933
03/2021	$110,307	$116,460
04/2021	$110,563	$117,380
05/2021	$110,267	$117,763
06/2021	$110,306	$118,591
07/2021	$110,567	$119,917
08/2021	$110,383	$119,689
09/2021	$110,309	$118,652
10/2021	$110,119	$118,620
11/2021	$109,918	$118,970
12/2021	$109,721	$118,666
01/2022	$108,859	$116,110
02/2022	$108,114	$114,814
03/2022	$106,483	$111,624
04/2022	$103,544	$107,388
05/2022	$104,450	$108,081
06/2022	$103,210	$106,385
07/2022	$105,983	$108,985
08/2022	$102,469	$105,905
09/2022	$97,240	$101,329
10/2022	$95,536	$100,017
11/2022	$99,677	$103,695
12/2022	$99,138	$103,227
01/2023	$103,314	$106,403
02/2023	$100,122	$103,652
03/2023	$102,936	$106,285
04/2023	$103,323	$106,929
05/2023	$102,321	$105,765
06/2023	$101,779	$105,388
07/2023	$101,356	$105,314
08/2023	$100,348	$104,642
09/2023	$96,516	$101,982
10/2023	$94,328	$100,373
11/2023	$99,685	$104,919
12/2023	$104,490	$108,935
01/2024	$103,942	$108,636
02/2024	$101,832	$107,101
03/2024	$102,843	$108,090
04/2024	$99,288	$105,360
05/2024	$101,153	$107,146
06/2024	$102,896	$108,160
07/2024	$105,253	$110,686
08/2024	$107,277	$112,277
09/2024	$108,649	$113,780
10/2024	$104,916	$110,959
11/2024	$106,326	$112,132
12/2024	$103,792	$110,297
01/2025	$104,231	$110,882
02/2025	$107,129	$113,321
03/2025	$107,173	$113,364
04/2025	$107,852	$113,810
05/2025	$106,549	$112,995
06/2025	$108,604	$114,732
07/2025	$107,911	$114,430
08/2025	$109,497	$115,798
09/2025	$110,939	$117,061
10/2025	$111,911	$117,793

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
Class YFootnote Reference1	6.67%	0.16%	1.18%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Annual Shareholder Report - October 31, 2025

Class Y: GHQYX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_Y 1025

American Beacon

International Equity Fund

Annual Shareholder Report - October 31, 2025 | Class A: AIEAX

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.22%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 17.01% (with sales charges) and 24.12% (without sales charges) for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	MSCI® EAFE Index (Net)
10/2015	$9,427	$10,000
11/2015	$9,320	$9,844
12/2015	$9,068	$9,712
01/2016	$8,499	$9,009
02/2016	$8,209	$8,844
03/2016	$8,773	$9,420
04/2016	$9,022	$9,693
05/2016	$8,996	$9,605
06/2016	$8,618	$9,282
07/2016	$8,923	$9,753
08/2016	$9,006	$9,760
09/2016	$9,115	$9,879
10/2016	$8,923	$9,677
11/2016	$8,830	$9,485
12/2016	$9,055	$9,809
01/2017	$9,315	$10,093
02/2017	$9,336	$10,238
03/2017	$9,680	$10,520
04/2017	$9,929	$10,787
05/2017	$10,252	$11,183
06/2017	$10,231	$11,163
07/2017	$10,538	$11,485
08/2017	$10,458	$11,481
09/2017	$10,781	$11,767
10/2017	$10,924	$11,945
11/2017	$11,078	$12,071
12/2017	$11,265	$12,265
01/2018	$11,765	$12,880
02/2018	$11,091	$12,298
03/2018	$11,042	$12,077
04/2018	$11,232	$12,352
05/2018	$11,025	$12,075
06/2018	$10,857	$11,927
07/2018	$11,091	$12,221
08/2018	$10,786	$11,985
09/2018	$10,927	$12,089
10/2018	$10,063	$11,127
11/2018	$9,997	$11,113
12/2018	$9,381	$10,573
01/2019	$10,035	$11,268
02/2019	$10,344	$11,555
03/2019	$10,279	$11,628
04/2019	$10,552	$11,955
05/2019	$9,910	$11,381
06/2019	$10,493	$12,056
07/2019	$10,201	$11,903
08/2019	$9,862	$11,595
09/2019	$10,249	$11,927
10/2019	$10,617	$12,355
11/2019	$10,742	$12,495
12/2019	$11,161	$12,901
01/2020	$10,594	$12,631
02/2020	$9,624	$11,490
03/2020	$7,813	$9,956
04/2020	$8,337	$10,599
05/2020	$8,709	$11,061
06/2020	$9,014	$11,437
07/2020	$9,167	$11,704
08/2020	$9,728	$12,306
09/2020	$9,313	$11,986
10/2020	$8,874	$11,507
11/2020	$10,771	$13,291
12/2020	$11,232	$13,909
01/2021	$11,003	$13,761
02/2021	$11,559	$14,070
03/2021	$11,948	$14,393
04/2021	$12,140	$14,826
05/2021	$12,640	$15,310
06/2021	$12,270	$15,137
07/2021	$12,140	$15,251
08/2021	$12,337	$15,533
09/2021	$12,121	$15,070
10/2021	$12,393	$15,441
11/2021	$11,627	$14,722
12/2021	$12,267	$15,476
01/2022	$12,315	$14,728
02/2022	$11,925	$14,468
03/2022	$11,494	$14,561
04/2022	$10,939	$13,619
05/2022	$11,377	$13,721
06/2022	$10,344	$12,448
07/2022	$10,686	$13,068
08/2022	$9,947	$12,447
09/2022	$9,031	$11,283
10/2022	$9,667	$11,889
11/2022	$10,926	$13,229
12/2022	$10,892	$13,239
01/2023	$12,055	$14,311
02/2023	$11,893	$14,013
03/2023	$12,216	$14,360
04/2023	$12,510	$14,765
05/2023	$11,949	$14,141
06/2023	$12,636	$14,784
07/2023	$13,056	$15,262
08/2023	$12,664	$14,678
09/2023	$12,132	$14,176
10/2023	$11,557	$13,602
11/2023	$12,636	$14,864
12/2023	$13,284	$15,654
01/2024	$13,041	$15,744
02/2024	$13,431	$16,032
03/2024	$13,932	$16,559
04/2024	$13,519	$16,135
05/2024	$14,300	$16,760
06/2024	$13,814	$16,490
07/2024	$14,440	$16,974
08/2024	$14,852	$17,525
09/2024	$14,896	$17,687
10/2024	$14,057	$16,725
11/2024	$13,888	$16,631
12/2024	$13,510	$16,252
01/2025	$14,252	$17,106
02/2025	$14,746	$17,438
03/2025	$14,737	$17,368
04/2025	$15,186	$18,163
05/2025	$16,019	$18,994
06/2025	$16,541	$19,413
07/2025	$16,523	$19,140
08/2025	$16,944	$19,956
09/2025	$17,311	$20,338
10/2025	$17,448	$20,578

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	24.12%	14.48%	6.35%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	17.01%	13.13%	5.72%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Industrials
20.1
Financials
17.5
Consumer Discretionary
13.5
Health Care
12.4
Information Technology
11.5
Consumer Staples
9.0
Materials
7.3
Energy
3.3
Communication Services
2.3
Utilities
2.3
Real Estate
0.8
0%
5%
10%
15%
20%
25%

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

United Kingdom
France
Japan
United States
Germany
Netherlands
Republic of Korea
China
Spain
Canada
20.5
16.8
11.8
10.0
9.2
6.6
5.2
2.9
2.8
2.5
0%
5%
10%
15%
20%
25%

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Annual Shareholder Report - October 31, 2025

Class A: AIEAX

Distributed by:

Resolute Investment Distributors, Inc.

IE_A 1025

American Beacon

International Equity Fund

Annual Shareholder Report - October 31, 2025 | Class Advisor: AAISX

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$143	1.27%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 24.06% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	MSCI® EAFE Index (Net)
10/2015	$10,000	$10,000
11/2015	$9,884	$9,844
12/2015	$9,616	$9,712
01/2016	$9,014	$9,009
02/2016	$8,703	$8,844
03/2016	$9,299	$9,420
04/2016	$9,562	$9,693
05/2016	$9,535	$9,605
06/2016	$9,143	$9,282
07/2016	$9,465	$9,753
08/2016	$9,551	$9,760
09/2016	$9,664	$9,879
10/2016	$9,460	$9,677
11/2016	$9,358	$9,485
12/2016	$9,601	$9,809
01/2017	$9,875	$10,093
02/2017	$9,896	$10,238
03/2017	$10,258	$10,520
04/2017	$10,520	$10,787
05/2017	$10,860	$11,183
06/2017	$10,838	$11,163
07/2017	$11,166	$11,485
08/2017	$11,079	$11,481
09/2017	$11,424	$11,767
10/2017	$11,577	$11,945
11/2017	$11,736	$12,071
12/2017	$11,935	$12,265
01/2018	$12,464	$12,880
02/2018	$11,749	$12,298
03/2018	$11,698	$12,077
04/2018	$11,895	$12,352
05/2018	$11,670	$12,075
06/2018	$11,496	$11,927
07/2018	$11,738	$12,221
08/2018	$11,417	$11,985
09/2018	$11,569	$12,089
10/2018	$10,652	$11,127
11/2018	$10,579	$11,113
12/2018	$9,932	$10,573
01/2019	$10,618	$11,268
02/2019	$10,949	$11,555
03/2019	$10,876	$11,628
04/2019	$11,164	$11,955
05/2019	$10,484	$11,381
06/2019	$11,103	$12,056
07/2019	$10,790	$11,903
08/2019	$10,434	$11,595
09/2019	$10,839	$11,927
10/2019	$11,225	$12,355
11/2019	$11,366	$12,495
12/2019	$11,805	$12,901
01/2020	$11,202	$12,631
02/2020	$10,179	$11,490
03/2020	$8,257	$9,956
04/2020	$8,816	$10,599
05/2020	$9,206	$11,061
06/2020	$9,526	$11,437
07/2020	$9,689	$11,704
08/2020	$10,286	$12,306
09/2020	$9,846	$11,986
10/2020	$9,381	$11,507
11/2020	$11,384	$13,291
12/2020	$11,874	$13,909
01/2021	$11,628	$13,761
02/2021	$12,222	$14,070
03/2021	$12,628	$14,393
04/2021	$12,836	$14,826
05/2021	$13,362	$15,310
06/2021	$12,963	$15,137
07/2021	$12,830	$15,251
08/2021	$13,033	$15,533
09/2021	$12,811	$15,070
10/2021	$13,090	$15,441
11/2021	$12,286	$14,722
12/2021	$12,960	$15,476
01/2022	$13,009	$14,728
02/2022	$12,597	$14,468
03/2022	$12,143	$14,561
04/2022	$11,557	$13,619
05/2022	$12,018	$13,721
06/2022	$10,921	$12,448
07/2022	$11,285	$13,068
08/2022	$10,502	$12,447
09/2022	$9,532	$11,283
10/2022	$10,209	$11,889
11/2022	$11,536	$13,229
12/2022	$11,496	$13,239
01/2023	$12,723	$14,311
02/2023	$12,559	$14,013
03/2023	$12,894	$14,360
04/2023	$13,208	$14,765
05/2023	$12,616	$14,141
06/2023	$13,337	$14,784
07/2023	$13,779	$15,262
08/2023	$13,358	$14,678
09/2023	$12,802	$14,176
10/2023	$12,195	$13,602
11/2023	$13,330	$14,864
12/2023	$14,017	$15,654
01/2024	$13,756	$15,744
02/2024	$14,166	$16,032
03/2024	$14,689	$16,559
04/2024	$14,264	$16,135
05/2024	$15,078	$16,760
06/2024	$14,570	$16,490
07/2024	$15,227	$16,974
08/2024	$15,661	$17,525
09/2024	$15,713	$17,687
10/2024	$14,817	$16,725
11/2024	$14,637	$16,631
12/2024	$14,249	$16,252
01/2025	$15,022	$17,106
02/2025	$15,547	$17,438
03/2025	$15,538	$17,368
04/2025	$16,007	$18,163
05/2025	$16,891	$18,994
06/2025	$17,434	$19,413
07/2025	$17,415	$19,140
08/2025	$17,857	$19,956
09/2025	$18,253	$20,338
10/2025	$18,382	$20,578

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	24.06%	14.40%	6.28%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Annual Shareholder Report - October 31, 2025

Class Advisor: AAISX

Distributed by:

Resolute Investment Distributors, Inc.

IE_Advisor 1025

American Beacon

International Equity Fund

Annual Shareholder Report - October 31, 2025 | Class C: AILCX

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.01%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 22.13% (with sales charges) and 23.13% (without sales charges) for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	MSCI® EAFE Index (Net)
10/2015	$10,000	$10,000
11/2015	$9,878	$9,844
12/2015	$9,601	$9,712
01/2016	$8,995	$9,009
02/2016	$8,681	$8,844
03/2016	$9,270	$9,420
04/2016	$9,528	$9,693
05/2016	$9,494	$9,605
06/2016	$9,090	$9,282
07/2016	$9,410	$9,753
08/2016	$9,489	$9,760
09/2016	$9,595	$9,879
10/2016	$9,388	$9,677
11/2016	$9,281	$9,485
12/2016	$9,517	$9,809
01/2017	$9,781	$10,093
02/2017	$9,798	$10,238
03/2017	$10,153	$10,520
04/2017	$10,410	$10,787
05/2017	$10,736	$11,183
06/2017	$10,713	$11,163
07/2017	$11,022	$11,485
08/2017	$10,937	$11,481
09/2017	$11,269	$11,767
10/2017	$11,406	$11,945
11/2017	$11,560	$12,071
12/2017	$11,751	$12,265
01/2018	$12,265	$12,880
02/2018	$11,558	$12,298
03/2018	$11,499	$12,077
04/2018	$11,686	$12,352
05/2018	$11,464	$12,075
06/2018	$11,283	$11,927
07/2018	$11,517	$12,221
08/2018	$11,201	$11,985
09/2018	$11,341	$12,089
10/2018	$10,435	$11,127
11/2018	$10,359	$11,113
12/2018	$9,716	$10,573
01/2019	$10,383	$11,268
02/2019	$10,701	$11,555
03/2019	$10,625	$11,628
04/2019	$10,905	$11,955
05/2019	$10,231	$11,381
06/2019	$10,828	$12,056
07/2019	$10,517	$11,903
08/2019	$10,167	$11,595
09/2019	$10,555	$11,927
10/2019	$10,924	$12,355
11/2019	$11,051	$12,495
12/2019	$11,473	$12,901
01/2020	$10,884	$12,631
02/2020	$9,885	$11,490
03/2020	$8,018	$9,956
04/2020	$8,550	$10,599
05/2020	$8,926	$11,061
06/2020	$9,231	$11,437
07/2020	$9,386	$11,704
08/2020	$9,957	$12,306
09/2020	$9,522	$11,986
10/2020	$9,069	$11,507
11/2020	$11,000	$13,291
12/2020	$11,463	$13,909
01/2021	$11,216	$13,761
02/2021	$11,783	$14,070
03/2021	$12,168	$14,393
04/2021	$12,363	$14,826
05/2021	$12,865	$15,310
06/2021	$12,474	$15,137
07/2021	$12,337	$15,251
08/2021	$12,526	$15,533
09/2021	$12,304	$15,070
10/2021	$12,565	$15,441
11/2021	$11,789	$14,722
12/2021	$12,429	$15,476
01/2022	$12,465	$14,728
02/2022	$12,069	$14,468
03/2022	$11,623	$14,561
04/2022	$11,055	$13,619
05/2022	$11,494	$13,721
06/2022	$10,436	$12,448
07/2022	$10,782	$13,068
08/2022	$10,026	$12,447
09/2022	$9,099	$11,283
10/2022	$9,732	$11,889
11/2022	$10,990	$13,229
12/2022	$10,949	$13,239
01/2023	$12,111	$14,311
02/2023	$11,942	$14,013
03/2023	$12,257	$14,360
04/2023	$12,549	$14,765
05/2023	$11,979	$14,141
06/2023	$12,659	$14,784
07/2023	$13,068	$15,262
08/2023	$12,666	$14,678
09/2023	$12,125	$14,176
10/2023	$11,548	$13,602
11/2023	$12,615	$14,864
12/2023	$13,254	$15,654
01/2024	$13,003	$15,744
02/2024	$13,376	$16,032
03/2024	$13,864	$16,559
04/2024	$13,453	$16,135
05/2024	$14,215	$16,760
06/2024	$13,727	$16,490
07/2024	$14,337	$16,974
08/2024	$14,733	$17,525
09/2024	$14,771	$17,687
10/2024	$13,925	$16,725
11/2024	$13,750	$16,631
12/2024	$13,371	$16,252
01/2025	$14,092	$17,106
02/2025	$14,576	$17,438
03/2025	$14,547	$17,368
04/2025	$14,993	$18,163
05/2025	$15,799	$18,994
06/2025	$16,302	$19,413
07/2025	$16,273	$19,140
08/2025	$16,672	$19,956
09/2025	$17,032	$20,338
10/2025	$17,146	$20,578

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	23.13%	13.59%	5.54%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	22.13%	13.59%	5.54%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Annual Shareholder Report - October 31, 2025

Class C: AILCX

Distributed by:

Resolute Investment Distributors, Inc.

IE_C 1025

American Beacon

International Equity Fund

Annual Shareholder Report - October 31, 2025 | Investor Class: AAIPX

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$125	1.11%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 24.28% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	MSCI® EAFE Index (Net)
10/2015	$10,000	$10,000
11/2015	$9,887	$9,844
12/2015	$9,616	$9,712
01/2016	$9,012	$9,009
02/2016	$8,705	$8,844
03/2016	$9,303	$9,420
04/2016	$9,566	$9,693
05/2016	$9,539	$9,605
06/2016	$9,138	$9,282
07/2016	$9,468	$9,753
08/2016	$9,550	$9,760
09/2016	$9,665	$9,879
10/2016	$9,462	$9,677
11/2016	$9,363	$9,485
12/2016	$9,606	$9,809
01/2017	$9,881	$10,093
02/2017	$9,903	$10,238
03/2017	$10,268	$10,520
04/2017	$10,532	$10,787
05/2017	$10,874	$11,183
06/2017	$10,851	$11,163
07/2017	$11,176	$11,485
08/2017	$11,098	$11,481
09/2017	$11,440	$11,767
10/2017	$11,591	$11,945
11/2017	$11,754	$12,071
12/2017	$11,949	$12,265
01/2018	$12,485	$12,880
02/2018	$11,770	$12,298
03/2018	$11,718	$12,077
04/2018	$11,920	$12,352
05/2018	$11,695	$12,075
06/2018	$11,522	$11,927
07/2018	$11,765	$12,221
08/2018	$11,447	$11,985
09/2018	$11,597	$12,089
10/2018	$10,680	$11,127
11/2018	$10,611	$11,113
12/2018	$9,961	$10,573
01/2019	$10,655	$11,268
02/2019	$10,983	$11,555
03/2019	$10,913	$11,628
04/2019	$11,203	$11,955
05/2019	$10,522	$11,381
06/2019	$11,140	$12,056
07/2019	$10,831	$11,903
08/2019	$10,478	$11,595
09/2019	$10,882	$11,927
10/2019	$11,273	$12,355
11/2019	$11,411	$12,495
12/2019	$11,853	$12,901
01/2020	$11,251	$12,631
02/2020	$10,222	$11,490
03/2020	$8,299	$9,956
04/2020	$8,856	$10,599
05/2020	$9,251	$11,061
06/2020	$9,575	$11,437
07/2020	$9,743	$11,704
08/2020	$10,339	$12,306
09/2020	$9,898	$11,986
10/2020	$9,432	$11,507
11/2020	$11,446	$13,291
12/2020	$11,940	$13,909
01/2021	$11,691	$13,761
02/2021	$12,288	$14,070
03/2021	$12,701	$14,393
04/2021	$12,910	$14,826
05/2021	$13,441	$15,310
06/2021	$13,041	$15,137
07/2021	$12,910	$15,251
08/2021	$13,113	$15,533
09/2021	$12,891	$15,070
10/2021	$13,179	$15,441
11/2021	$12,366	$14,722
12/2021	$13,051	$15,476
01/2022	$13,102	$14,728
02/2022	$12,687	$14,468
03/2022	$12,230	$14,561
04/2022	$11,641	$13,619
05/2022	$12,106	$13,721
06/2022	$11,002	$12,448
07/2022	$11,372	$13,068
08/2022	$10,580	$12,447
09/2022	$9,606	$11,283
10/2022	$10,289	$11,889
11/2022	$11,626	$13,229
12/2022	$11,595	$13,239
01/2023	$12,831	$14,311
02/2023	$12,667	$14,013
03/2023	$13,002	$14,360
04/2023	$13,322	$14,765
05/2023	$12,727	$14,141
06/2023	$13,456	$14,784
07/2023	$13,903	$15,262
08/2023	$13,486	$14,678
09/2023	$12,913	$14,176
10/2023	$12,310	$13,602
11/2023	$13,464	$14,864
12/2023	$14,155	$15,654
01/2024	$13,897	$15,744
02/2024	$14,303	$16,032
03/2024	$14,842	$16,559
04/2024	$14,404	$16,135
05/2024	$15,240	$16,760
06/2024	$14,725	$16,490
07/2024	$15,388	$16,974
08/2024	$15,825	$17,525
09/2024	$15,880	$17,687
10/2024	$14,982	$16,725
11/2024	$14,803	$16,631
12/2024	$14,407	$16,252
01/2025	$15,194	$17,106
02/2025	$15,727	$17,438
03/2025	$15,708	$17,368
04/2025	$16,193	$18,163
05/2025	$17,087	$18,994
06/2025	$17,640	$19,413
07/2025	$17,621	$19,140
08/2025	$18,077	$19,956
09/2025	$18,475	$20,338
10/2025	$18,621	$20,578

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	24.28%	14.57%	6.41%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Annual Shareholder Report - October 31, 2025

Investor Class: AAIPX

Distributed by:

Resolute Investment Distributors, Inc.

IE_Investor 1025

American Beacon

International Equity Fund

Annual Shareholder Report - October 31, 2025 | Class R5: AAIEX

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$89	0.79%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 24.70% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	MSCI® EAFE Index (Net)
10/2015	$250,000	$250,000
10/2016	$237,317	$241,933
10/2017	$291,766	$298,637
10/2018	$269,731	$278,167
10/2019	$285,747	$308,887
10/2020	$239,924	$287,684
10/2021	$336,332	$386,016
10/2022	$263,385	$297,237
10/2023	$316,290	$340,041
10/2024	$386,033	$418,135
10/2025	$481,402	$514,439

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	24.70%	14.94%	6.77%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Annual Shareholder Report - October 31, 2025

Class R5: AAIEX

Distributed by:

Resolute Investment Distributors, Inc.

IE_R5 1025

American Beacon

International Equity Fund

Annual Shareholder Report - October 31, 2025 | Class R6: AAERX

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.70%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 24.78% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	MSCI® EAFE Index (Net)
10/2015	$10,000	$10,000
11/2015	$9,888	$9,844
12/2015	$9,618	$9,712
01/2016	$9,018	$9,009
02/2016	$8,713	$8,844
03/2016	$9,318	$9,420
04/2016	$9,580	$9,693
05/2016	$9,558	$9,605
06/2016	$9,160	$9,282
07/2016	$9,487	$9,753
08/2016	$9,580	$9,760
09/2016	$9,700	$9,879
10/2016	$9,493	$9,677
11/2016	$9,400	$9,485
12/2016	$9,647	$9,809
01/2017	$9,921	$10,093
02/2017	$9,949	$10,238
03/2017	$10,318	$10,520
04/2017	$10,586	$10,787
05/2017	$10,933	$11,183
06/2017	$10,916	$11,163
07/2017	$11,246	$11,485
08/2017	$11,168	$11,481
09/2017	$11,520	$11,767
10/2017	$11,676	$11,945
11/2017	$11,849	$12,071
12/2017	$12,050	$12,265
01/2018	$12,592	$12,880
02/2018	$11,871	$12,298
03/2018	$11,831	$12,077
04/2018	$12,033	$12,352
05/2018	$11,813	$12,075
06/2018	$11,640	$11,927
07/2018	$11,894	$12,221
08/2018	$11,577	$11,985
09/2018	$11,733	$12,089
10/2018	$10,804	$11,127
11/2018	$10,740	$11,113
12/2018	$10,082	$10,573
01/2019	$10,785	$11,268
02/2019	$11,127	$11,555
03/2019	$11,057	$11,628
04/2019	$11,355	$11,955
05/2019	$10,665	$11,381
06/2019	$11,304	$12,056
07/2019	$10,988	$11,903
08/2019	$10,633	$11,595
09/2019	$11,051	$11,927
10/2019	$11,450	$12,355
11/2019	$11,596	$12,495
12/2019	$12,052	$12,901
01/2020	$11,439	$12,631
02/2020	$10,402	$11,490
03/2020	$8,445	$9,956
04/2020	$9,019	$10,599
05/2020	$9,424	$11,061
06/2020	$9,756	$11,437
07/2020	$9,926	$11,704
08/2020	$10,545	$12,306
09/2020	$10,095	$11,986
10/2020	$9,626	$11,507
11/2020	$11,680	$13,291
12/2020	$12,189	$13,909
01/2021	$11,937	$13,761
02/2021	$12,554	$14,070
03/2021	$12,978	$14,393
04/2021	$13,191	$14,826
05/2021	$13,741	$15,310
06/2021	$13,337	$15,137
07/2021	$13,204	$15,251
08/2021	$13,423	$15,533
09/2021	$13,191	$15,070
10/2021	$13,496	$15,441
11/2021	$12,667	$14,722
12/2021	$13,372	$15,476
01/2022	$13,431	$14,728
02/2022	$13,011	$14,468
03/2022	$12,546	$14,561
04/2022	$11,942	$13,619
05/2022	$12,428	$13,721
06/2022	$11,293	$12,448
07/2022	$11,676	$13,068
08/2022	$10,873	$12,447
09/2022	$9,870	$11,283
10/2022	$10,578	$11,889
11/2022	$11,957	$13,229
12/2022	$11,921	$13,239
01/2023	$13,202	$14,311
02/2023	$13,035	$14,013
03/2023	$13,384	$14,360
04/2023	$13,725	$14,765
05/2023	$13,111	$14,141
06/2023	$13,869	$14,784
07/2023	$14,331	$15,262
08/2023	$13,907	$14,678
09/2023	$13,331	$14,176
10/2023	$12,709	$13,602
11/2023	$13,899	$14,864
12/2023	$14,623	$15,654
01/2024	$14,360	$15,744
02/2024	$14,783	$16,032
03/2024	$15,342	$16,559
04/2024	$14,895	$16,135
05/2024	$15,758	$16,760
06/2024	$15,231	$16,490
07/2024	$15,926	$16,974
08/2024	$16,389	$17,525
09/2024	$16,453	$17,687
10/2024	$15,526	$16,725
11/2024	$15,342	$16,631
12/2024	$14,934	$16,252
01/2025	$15,770	$17,106
02/2025	$16,318	$17,438
03/2025	$16,318	$17,368
04/2025	$16,825	$18,163
05/2025	$17,751	$18,994
06/2025	$18,329	$19,413
07/2025	$18,319	$19,140
08/2025	$18,797	$19,956
09/2025	$19,215	$20,338
10/2025	$19,374	$20,578

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	24.78%	15.02%	6.84%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Annual Shareholder Report - October 31, 2025

Class R6: AAERX

Distributed by:

Resolute Investment Distributors, Inc.

IE_R6 1025

American Beacon

International Equity Fund

Annual Shareholder Report - October 31, 2025 | Class Y: ABEYX

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$97	0.86%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 24.56% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)
10/2015	$100,000	$100,000
11/2015	$98,869	$98,444
12/2015	$96,177	$97,118
01/2016	$90,179	$90,095
02/2016	$87,128	$88,444
03/2016	$93,125	$94,199
04/2016	$95,756	$96,926
05/2016	$95,546	$96,046
06/2016	$91,547	$92,822
07/2016	$94,862	$97,526
08/2016	$95,756	$97,595
09/2016	$96,914	$98,794
10/2016	$94,862	$96,773
11/2016	$93,915	$94,846
12/2016	$96,392	$98,089
01/2017	$99,139	$100,935
02/2017	$99,408	$102,378
03/2017	$103,070	$105,196
04/2017	$105,762	$107,873
05/2017	$109,209	$111,832
06/2017	$109,047	$111,635
07/2017	$112,332	$114,855
08/2017	$111,524	$114,811
09/2017	$115,024	$117,668
10/2017	$116,532	$119,455
11/2017	$118,256	$120,708
12/2017	$120,239	$122,645
01/2018	$125,618	$128,797
02/2018	$118,464	$122,984
03/2018	$117,965	$120,767
04/2018	$120,017	$123,524
05/2018	$117,798	$120,748
06/2018	$116,024	$119,273
07/2018	$118,575	$122,209
08/2018	$115,358	$119,848
09/2018	$116,911	$120,889
10/2018	$107,705	$111,267
11/2018	$106,984	$111,127
12/2018	$100,467	$105,732
01/2019	$107,436	$112,681
02/2019	$110,829	$115,553
03/2019	$110,163	$116,282
04/2019	$113,132	$119,551
05/2019	$106,224	$113,810
06/2019	$112,526	$120,561
07/2019	$109,436	$119,031
08/2019	$105,860	$115,947
09/2019	$109,981	$119,270
10/2019	$113,980	$123,555
11/2019	$115,374	$124,948
12/2019	$119,856	$129,009
01/2020	$113,816	$126,314
02/2020	$103,481	$114,895
03/2020	$83,993	$99,560
04/2020	$89,658	$105,992
05/2020	$93,706	$110,608
06/2020	$97,005	$114,374
07/2020	$98,687	$117,040
08/2020	$104,788	$123,057
09/2020	$100,305	$119,860
10/2020	$95,636	$115,074
11/2020	$116,058	$132,912
12/2020	$121,114	$139,091
01/2021	$118,586	$137,610
02/2021	$124,717	$140,696
03/2021	$128,889	$143,931
04/2021	$131,039	$148,262
05/2021	$136,475	$153,097
06/2021	$132,493	$151,374
07/2021	$131,102	$152,514
08/2021	$133,251	$155,331
09/2021	$130,975	$150,700
10/2021	$133,883	$154,406
11/2021	$125,729	$147,220
12/2021	$132,636	$154,758
01/2022	$133,194	$147,279
02/2022	$129,010	$144,675
03/2022	$124,408	$145,605
04/2022	$118,410	$136,185
05/2022	$123,222	$137,206
06/2022	$111,995	$124,475
07/2022	$115,761	$130,678
08/2022	$107,811	$124,471
09/2022	$97,908	$112,827
10/2022	$104,812	$118,895
11/2022	$118,480	$132,286
12/2022	$118,203	$132,393
01/2023	$130,789	$143,114
02/2023	$129,144	$140,127
03/2023	$132,648	$143,600
04/2023	$135,937	$147,654
05/2023	$129,859	$141,406
06/2023	$137,367	$147,841
07/2023	$141,944	$152,625
08/2023	$137,725	$146,777
09/2023	$131,933	$141,764
10/2023	$125,783	$136,017
11/2023	$137,510	$148,641
12/2023	$144,681	$156,538
01/2024	$142,052	$157,439
02/2024	$146,259	$160,321
03/2024	$151,743	$165,594
04/2024	$147,386	$161,353
05/2024	$155,874	$167,603
06/2024	$150,616	$164,898
07/2024	$157,527	$169,735
08/2024	$162,034	$175,254
09/2024	$162,635	$176,873
10/2024	$153,470	$167,254
11/2024	$151,667	$166,305
12/2024	$147,578	$162,523
01/2025	$155,798	$171,064
02/2025	$161,246	$174,382
03/2025	$161,154	$173,678
04/2025	$166,141	$181,633
05/2025	$175,284	$189,944
06/2025	$181,010	$194,129
07/2025	$180,825	$191,404
08/2025	$185,535	$199,564
09/2025	$189,691	$203,383
10/2025	$191,168	$205,776

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	24.56%	14.86%	6.69%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Annual Shareholder Report - October 31, 2025

Class Y: ABEYX

Distributed by:

Resolute Investment Distributors, Inc.

IE_Y 1025

American Beacon

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class A: ALVAX

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.03%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.49% (with sales charges) and 8.73% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$9,424	$10,000	$10,000
11/2015	$9,453	$10,030	$10,038
12/2015	$9,078	$9,872	$9,822
01/2016	$8,519	$9,382	$9,315
02/2016	$8,403	$9,369	$9,312
03/2016	$9,006	$10,005	$9,983
04/2016	$9,262	$10,043	$10,193
05/2016	$9,286	$10,224	$10,351
06/2016	$9,146	$10,250	$10,441
07/2016	$9,498	$10,628	$10,744
08/2016	$9,682	$10,643	$10,827
09/2016	$9,662	$10,645	$10,804
10/2016	$9,550	$10,451	$10,637
11/2016	$10,305	$10,838	$11,245
12/2016	$10,493	$11,052	$11,526
01/2017	$10,571	$11,262	$11,608
02/2017	$10,895	$11,709	$12,025
03/2017	$10,867	$11,723	$11,902
04/2017	$10,895	$11,843	$11,880
05/2017	$10,908	$12,010	$11,868
06/2017	$11,167	$12,085	$12,062
07/2017	$11,261	$12,333	$12,223
08/2017	$11,138	$12,371	$12,080
09/2017	$11,619	$12,626	$12,438
10/2017	$11,754	$12,921	$12,528
11/2017	$11,993	$13,317	$12,912
12/2017	$12,241	$13,465	$13,101
01/2018	$12,891	$14,236	$13,607
02/2018	$12,163	$13,711	$12,957
03/2018	$11,889	$13,363	$12,729
04/2018	$12,008	$13,414	$12,771
05/2018	$12,081	$13,737	$12,847
06/2018	$12,145	$13,822	$12,879
07/2018	$12,694	$14,336	$13,389
08/2018	$12,767	$14,803	$13,587
09/2018	$12,790	$14,887	$13,614
10/2018	$11,898	$13,870	$12,909
11/2018	$12,058	$14,153	$13,294
12/2018	$10,735	$12,765	$12,018
01/2019	$11,824	$13,906	$12,953
02/2019	$12,185	$14,353	$13,367
03/2019	$12,175	$14,632	$13,452
04/2019	$12,754	$15,224	$13,929
05/2019	$11,788	$14,257	$13,033
06/2019	$12,688	$15,262	$13,969
07/2019	$12,805	$15,481	$14,085
08/2019	$12,378	$15,236	$13,671
09/2019	$12,820	$15,521	$14,158
10/2019	$13,049	$15,857	$14,356
11/2019	$13,482	$16,433	$14,800
12/2019	$13,866	$16,928	$15,207
01/2020	$13,360	$16,922	$14,880
02/2020	$12,032	$15,529	$13,439
03/2020	$9,675	$13,611	$11,142
04/2020	$10,823	$15,356	$12,395
05/2020	$11,312	$16,087	$12,820
06/2020	$11,363	$16,407	$12,735
07/2020	$11,734	$17,332	$13,238
08/2020	$12,207	$18,578	$13,785
09/2020	$11,830	$17,872	$13,447
10/2020	$11,790	$17,397	$13,270
11/2020	$13,669	$19,301	$15,055
12/2020	$14,268	$20,043	$15,632
01/2021	$14,124	$19,841	$15,489
02/2021	$15,258	$20,388	$16,425
03/2021	$16,208	$21,281	$17,392
04/2021	$16,923	$22,416	$18,087
05/2021	$17,395	$22,573	$18,509
06/2021	$17,139	$23,100	$18,297
07/2021	$17,139	$23,649	$18,444
08/2021	$17,473	$24,368	$18,809
09/2021	$16,936	$23,234	$18,155
10/2021	$17,939	$24,862	$19,077
11/2021	$17,198	$24,690	$18,404
12/2021	$18,204	$25,797	$19,565
01/2022	$18,057	$24,462	$19,110
02/2022	$17,747	$23,729	$18,888
03/2022	$18,079	$24,610	$19,421
04/2022	$16,898	$22,464	$18,326
05/2022	$17,599	$22,505	$18,682
06/2022	$15,902	$20,648	$17,050
07/2022	$17,024	$22,552	$18,180
08/2022	$16,610	$21,632	$17,639
09/2022	$15,039	$19,640	$16,092
10/2022	$16,869	$21,230	$17,742
11/2022	$17,916	$22,416	$18,850
12/2022	$17,196	$21,125	$18,091
01/2023	$18,236	$22,452	$19,028
02/2023	$17,548	$21,904	$18,357
03/2023	$17,179	$22,708	$18,273
04/2023	$17,448	$23,063	$18,548
05/2023	$16,793	$23,163	$17,833
06/2023	$17,943	$24,693	$19,017
07/2023	$18,756	$25,487	$19,686
08/2023	$18,286	$25,081	$19,154
09/2023	$17,649	$23,885	$18,415
10/2023	$17,171	$23,383	$17,766
11/2023	$18,387	$25,518	$19,106
12/2023	$19,440	$26,678	$20,164
01/2024	$19,565	$27,126	$20,185
02/2024	$20,222	$28,574	$20,930
03/2024	$21,341	$29,494	$21,976
04/2024	$20,462	$28,289	$21,037
05/2024	$21,172	$29,692	$21,704
06/2024	$20,994	$30,757	$21,500
07/2024	$21,998	$31,132	$22,599
08/2024	$22,495	$31,887	$23,205
09/2024	$22,664	$32,568	$23,528
10/2024	$22,584	$32,272	$23,269
11/2024	$23,739	$34,167	$24,755
12/2024	$22,320	$33,352	$23,061
01/2025	$23,198	$34,281	$24,129
02/2025	$23,321	$33,834	$24,227
03/2025	$22,606	$31,928	$23,554
04/2025	$21,830	$31,711	$22,836
05/2025	$22,647	$33,707	$23,638
06/2025	$23,494	$35,421	$24,446
07/2025	$23,474	$36,216	$24,586
08/2025	$24,505	$36,950	$25,370
09/2025	$24,750	$38,299	$25,749
10/2025	$24,556	$39,196	$25,863

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	8.73%	15.80%	10.05%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	2.49%	14.44%	9.40%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class A: ALVAX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_A 1025

American Beacon

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class Advisor: AVASX

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.13%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 8.66% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,027	$10,030	$10,038
12/2015	$9,633	$9,872	$9,822
01/2016	$9,038	$9,382	$9,315
02/2016	$8,915	$9,369	$9,312
03/2016	$9,552	$10,005	$9,983
04/2016	$9,824	$10,043	$10,193
05/2016	$9,850	$10,224	$10,351
06/2016	$9,697	$10,250	$10,441
07/2016	$10,070	$10,628	$10,744
08/2016	$10,266	$10,643	$10,827
09/2016	$10,240	$10,645	$10,804
10/2016	$10,121	$10,451	$10,637
11/2016	$10,925	$10,838	$11,245
12/2016	$11,119	$11,052	$11,526
01/2017	$11,202	$11,262	$11,608
02/2017	$11,543	$11,709	$12,025
03/2017	$11,512	$11,723	$11,902
04/2017	$11,543	$11,843	$11,880
05/2017	$11,556	$12,010	$11,868
06/2017	$11,830	$12,085	$12,062
07/2017	$11,926	$12,333	$12,223
08/2017	$11,796	$12,371	$12,080
09/2017	$12,306	$12,626	$12,438
10/2017	$12,450	$12,921	$12,528
11/2017	$12,699	$13,317	$12,912
12/2017	$12,957	$13,465	$13,101
01/2018	$13,641	$14,236	$13,607
02/2018	$12,870	$13,711	$12,957
03/2018	$12,579	$13,363	$12,729
04/2018	$12,705	$13,414	$12,771
05/2018	$12,783	$13,737	$12,847
06/2018	$12,846	$13,822	$12,879
07/2018	$13,422	$14,336	$13,389
08/2018	$13,500	$14,803	$13,587
09/2018	$13,524	$14,887	$13,614
10/2018	$12,579	$13,870	$12,909
11/2018	$12,749	$14,153	$13,294
12/2018	$11,349	$12,765	$12,018
01/2019	$12,493	$13,906	$12,953
02/2019	$12,880	$14,353	$13,367
03/2019	$12,863	$14,632	$13,452
04/2019	$13,475	$15,224	$13,929
05/2019	$12,455	$14,257	$13,033
06/2019	$13,406	$15,262	$13,969
07/2019	$13,529	$15,481	$14,085
08/2019	$13,073	$15,236	$13,671
09/2019	$13,540	$15,521	$14,158
10/2019	$13,782	$15,857	$14,356
11/2019	$14,243	$16,433	$14,800
12/2019	$14,642	$16,928	$15,207
01/2020	$14,108	$16,922	$14,880
02/2020	$12,707	$15,529	$13,439
03/2020	$10,214	$13,611	$11,142
04/2020	$11,431	$15,356	$12,395
05/2020	$11,941	$16,087	$12,820
06/2020	$12,001	$16,407	$12,735
07/2020	$12,386	$17,332	$13,238
08/2020	$12,885	$18,578	$13,785
09/2020	$12,487	$17,872	$13,447
10/2020	$12,446	$17,397	$13,270
11/2020	$14,428	$19,301	$15,055
12/2020	$15,055	$20,043	$15,632
01/2021	$14,903	$19,841	$15,489
02/2021	$16,092	$20,388	$16,425
03/2021	$17,101	$21,281	$17,392
04/2021	$17,854	$22,416	$18,087
05/2021	$18,351	$22,573	$18,509
06/2021	$18,075	$23,100	$18,297
07/2021	$18,075	$23,649	$18,444
08/2021	$18,427	$24,368	$18,809
09/2021	$17,847	$23,234	$18,155
10/2021	$18,904	$24,862	$19,077
11/2021	$18,116	$24,690	$18,404
12/2021	$19,177	$25,797	$19,565
01/2022	$19,013	$24,462	$19,110
02/2022	$18,694	$23,729	$18,888
03/2022	$19,029	$24,610	$19,421
04/2022	$17,784	$22,464	$18,326
05/2022	$18,523	$22,505	$18,682
06/2022	$16,734	$20,648	$17,050
07/2022	$17,909	$22,552	$18,180
08/2022	$17,473	$21,632	$17,639
09/2022	$15,808	$19,640	$16,092
10/2022	$17,737	$21,230	$17,742
11/2022	$18,834	$22,416	$18,850
12/2022	$18,081	$21,125	$18,091
01/2023	$19,174	$22,452	$19,028
02/2023	$18,443	$21,904	$18,357
03/2023	$18,055	$22,708	$18,273
04/2023	$18,337	$23,063	$18,548
05/2023	$17,649	$23,163	$17,833
06/2023	$18,857	$24,693	$19,017
07/2023	$19,703	$25,487	$19,686
08/2023	$19,210	$25,081	$19,154
09/2023	$18,540	$23,885	$18,415
10/2023	$18,037	$23,383	$17,766
11/2023	$19,307	$25,518	$19,106
12/2023	$20,407	$26,678	$20,164
01/2024	$20,538	$27,126	$20,185
02/2024	$21,228	$28,574	$20,930
03/2024	$22,393	$29,494	$21,976
04/2024	$21,470	$28,289	$21,037
05/2024	$22,216	$29,692	$21,704
06/2024	$22,029	$30,757	$21,500
07/2024	$23,074	$31,132	$22,599
08/2024	$23,596	$31,887	$23,205
09/2024	$23,773	$32,568	$23,528
10/2024	$23,680	$32,272	$23,269
11/2024	$24,892	$34,167	$24,755
12/2024	$23,401	$33,352	$23,061
01/2025	$24,320	$34,281	$24,129
02/2025	$24,449	$33,834	$24,227
03/2025	$23,701	$31,928	$23,554
04/2025	$22,878	$31,711	$22,836
05/2025	$23,733	$33,707	$23,638
06/2025	$24,619	$35,421	$24,446
07/2025	$24,609	$36,216	$24,586
08/2025	$25,677	$36,950	$25,370
09/2025	$25,934	$38,299	$25,749
10/2025	$25,731	$39,196	$25,863

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	8.66%	15.63%	9.91%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class Advisor: AVASX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_Advisor 1025

American Beacon

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class C: ALVCX

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.94% (with sales charges) and 7.94% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,023	$10,030	$10,038
12/2015	$9,620	$9,872	$9,822
01/2016	$9,023	$9,382	$9,315
02/2016	$8,895	$9,369	$9,312
03/2016	$9,526	$10,005	$9,983
04/2016	$9,791	$10,043	$10,193
05/2016	$9,808	$10,224	$10,351
06/2016	$9,654	$10,250	$10,441
07/2016	$10,021	$10,628	$10,744
08/2016	$10,208	$10,643	$10,827
09/2016	$10,179	$10,645	$10,804
10/2016	$10,051	$10,451	$10,637
11/2016	$10,844	$10,838	$11,245
12/2016	$11,032	$11,052	$11,526
01/2017	$11,110	$11,262	$11,608
02/2017	$11,441	$11,709	$12,025
03/2017	$11,406	$11,723	$11,902
04/2017	$11,428	$11,843	$11,880
05/2017	$11,436	$12,010	$11,868
06/2017	$11,697	$12,085	$12,062
07/2017	$11,789	$12,333	$12,223
08/2017	$11,658	$12,371	$12,080
09/2017	$12,154	$12,626	$12,438
10/2017	$12,288	$12,921	$12,528
11/2017	$12,528	$13,317	$12,912
12/2017	$12,786	$13,465	$13,101
01/2018	$13,459	$14,236	$13,607
02/2018	$12,690	$13,711	$12,957
03/2018	$12,401	$13,363	$12,729
04/2018	$12,517	$13,414	$12,771
05/2018	$12,589	$13,737	$12,847
06/2018	$12,647	$13,822	$12,879
07/2018	$13,209	$14,336	$13,389
08/2018	$13,276	$14,803	$13,587
09/2018	$13,296	$14,887	$13,614
10/2018	$12,358	$13,870	$12,909
11/2018	$12,517	$14,153	$13,294
12/2018	$11,139	$12,765	$12,018
01/2019	$12,256	$13,906	$12,953
02/2019	$12,627	$14,353	$13,367
03/2019	$12,606	$14,632	$13,452
04/2019	$13,204	$15,224	$13,929
05/2019	$12,198	$14,257	$13,033
06/2019	$13,114	$15,262	$13,969
07/2019	$13,236	$15,481	$14,085
08/2019	$12,780	$15,236	$13,671
09/2019	$13,230	$15,521	$14,158
10/2019	$13,463	$15,857	$14,356
11/2019	$13,903	$16,433	$14,800
12/2019	$14,290	$16,928	$15,207
01/2020	$13,760	$16,922	$14,880
02/2020	$12,385	$15,529	$13,439
03/2020	$9,956	$13,611	$11,142
04/2020	$11,133	$15,356	$12,395
05/2020	$11,622	$16,087	$12,820
06/2020	$11,674	$16,407	$12,735
07/2020	$12,047	$17,332	$13,238
08/2020	$12,525	$18,578	$13,785
09/2020	$12,135	$17,872	$13,447
10/2020	$12,082	$17,397	$13,270
11/2020	$14,005	$19,301	$15,055
12/2020	$14,603	$20,043	$15,632
01/2021	$14,448	$19,841	$15,489
02/2021	$15,601	$20,388	$16,425
03/2021	$16,565	$21,281	$17,392
04/2021	$17,286	$22,416	$18,087
05/2021	$17,758	$22,573	$18,509
06/2021	$17,482	$23,100	$18,297
07/2021	$17,475	$23,649	$18,444
08/2021	$17,805	$24,368	$18,809
09/2021	$17,239	$23,234	$18,155
10/2021	$18,250	$24,862	$19,077
11/2021	$17,482	$24,690	$18,404
12/2021	$18,494	$25,797	$19,565
01/2022	$18,328	$24,462	$19,110
02/2022	$18,010	$23,729	$18,888
03/2022	$18,328	$24,610	$19,421
04/2022	$17,118	$22,464	$18,326
05/2022	$17,821	$22,505	$18,682
06/2022	$16,091	$20,648	$17,050
07/2022	$17,209	$22,552	$18,180
08/2022	$16,786	$21,632	$17,639
09/2022	$15,184	$19,640	$16,092
10/2022	$17,020	$21,230	$17,742
11/2022	$18,071	$22,416	$18,850
12/2022	$17,337	$21,125	$18,091
01/2023	$18,376	$22,452	$19,028
02/2023	$17,669	$21,904	$18,357
03/2023	$17,286	$22,708	$18,273
04/2023	$17,541	$23,063	$18,548
05/2023	$16,886	$23,163	$17,833
06/2023	$18,027	$24,693	$19,017
07/2023	$18,836	$25,487	$19,686
08/2023	$18,350	$25,081	$19,154
09/2023	$17,695	$23,885	$18,415
10/2023	$17,209	$23,383	$17,766
11/2023	$18,410	$25,518	$19,106
12/2023	$19,451	$26,678	$20,164
01/2024	$19,567	$27,126	$20,185
02/2024	$20,210	$28,574	$20,930
03/2024	$21,317	$29,494	$21,976
04/2024	$20,424	$28,289	$21,037
05/2024	$21,121	$29,692	$21,704
06/2024	$20,933	$30,757	$21,500
07/2024	$21,915	$31,132	$22,599
08/2024	$22,398	$31,887	$23,205
09/2024	$22,550	$32,568	$23,528
10/2024	$22,460	$32,272	$23,269
11/2024	$23,585	$34,167	$24,755
12/2024	$22,166	$33,352	$23,061
01/2025	$23,027	$34,281	$24,129
02/2025	$23,139	$33,834	$24,227
03/2025	$22,409	$31,928	$23,554
04/2025	$21,629	$31,711	$22,836
05/2025	$22,419	$33,707	$23,638
06/2025	$23,250	$35,421	$24,446
07/2025	$23,220	$36,216	$24,586
08/2025	$24,223	$36,950	$25,370
09/2025	$24,456	$38,299	$25,749
10/2025	$24,243	$39,196	$25,863

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	7.94%	14.94%	9.26%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.94%	14.94%	9.26%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class C: ALVCX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_C 1025

American Beacon

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Investor Class: AAGPX

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.97%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 8.82% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,030	$10,030	$10,038
12/2015	$9,633	$9,872	$9,822
01/2016	$9,041	$9,382	$9,315
02/2016	$8,915	$9,369	$9,312
03/2016	$9,557	$10,005	$9,983
04/2016	$9,830	$10,043	$10,193
05/2016	$9,856	$10,224	$10,351
06/2016	$9,704	$10,250	$10,441
07/2016	$10,078	$10,628	$10,744
08/2016	$10,276	$10,643	$10,827
09/2016	$10,250	$10,645	$10,804
10/2016	$10,133	$10,451	$10,637
11/2016	$10,939	$10,838	$11,245
12/2016	$11,137	$11,052	$11,526
01/2017	$11,219	$11,262	$11,608
02/2017	$11,564	$11,709	$12,025
03/2017	$11,534	$11,723	$11,902
04/2017	$11,569	$11,843	$11,880
05/2017	$11,582	$12,010	$11,868
06/2017	$11,858	$12,085	$12,062
07/2017	$11,957	$12,333	$12,223
08/2017	$11,828	$12,371	$12,080
09/2017	$12,337	$12,626	$12,438
10/2017	$12,484	$12,921	$12,528
11/2017	$12,739	$13,317	$12,912
12/2017	$12,995	$13,465	$13,101
01/2018	$13,686	$14,236	$13,607
02/2018	$12,914	$13,711	$12,957
03/2018	$12,626	$13,363	$12,729
04/2018	$12,750	$13,414	$12,771
05/2018	$12,827	$13,737	$12,847
06/2018	$12,894	$13,822	$12,879
07/2018	$13,475	$14,336	$13,389
08/2018	$13,556	$14,803	$13,587
09/2018	$13,580	$14,887	$13,614
10/2018	$12,631	$13,870	$12,909
11/2018	$12,803	$14,153	$13,294
12/2018	$11,402	$12,765	$12,018
01/2019	$12,551	$13,906	$12,953
02/2019	$12,939	$14,353	$13,367
03/2019	$12,929	$14,632	$13,452
04/2019	$13,546	$15,224	$13,929
05/2019	$12,519	$14,257	$13,033
06/2019	$13,471	$15,262	$13,969
07/2019	$13,599	$15,481	$14,085
08/2019	$13,147	$15,236	$13,671
09/2019	$13,615	$15,521	$14,158
10/2019	$13,870	$15,857	$14,356
11/2019	$14,322	$16,433	$14,800
12/2019	$14,728	$16,928	$15,207
01/2020	$14,193	$16,922	$14,880
02/2020	$12,782	$15,529	$13,439
03/2020	$10,283	$13,611	$11,142
04/2020	$11,506	$15,356	$12,395
05/2020	$12,018	$16,087	$12,820
06/2020	$12,076	$16,407	$12,735
07/2020	$12,470	$17,332	$13,238
08/2020	$12,976	$18,578	$13,785
09/2020	$12,576	$17,872	$13,447
10/2020	$12,535	$17,397	$13,270
11/2020	$14,534	$19,301	$15,055
12/2020	$15,161	$20,043	$15,632
01/2021	$15,011	$19,841	$15,489
02/2021	$16,214	$20,388	$16,425
03/2021	$17,233	$21,281	$17,392
04/2021	$17,991	$22,416	$18,087
05/2021	$18,497	$22,573	$18,509
06/2021	$18,217	$23,100	$18,297
07/2021	$18,224	$23,649	$18,444
08/2021	$18,579	$24,368	$18,809
09/2021	$17,998	$23,234	$18,155
10/2021	$19,058	$24,862	$19,077
11/2021	$18,265	$24,690	$18,404
12/2021	$19,337	$25,797	$19,565
01/2022	$19,183	$24,462	$19,110
02/2022	$18,853	$23,729	$18,888
03/2022	$19,198	$24,610	$19,421
04/2022	$17,946	$22,464	$18,326
05/2022	$18,691	$22,505	$18,682
06/2022	$16,893	$20,648	$17,050
07/2022	$18,076	$22,552	$18,180
08/2022	$17,638	$21,632	$17,639
09/2022	$15,963	$19,640	$16,092
10/2022	$17,907	$21,230	$17,742
11/2022	$19,022	$22,416	$18,850
12/2022	$18,261	$21,125	$18,091
01/2023	$19,366	$22,452	$19,028
02/2023	$18,636	$21,904	$18,357
03/2023	$18,244	$22,708	$18,273
04/2023	$18,531	$23,063	$18,548
05/2023	$17,844	$23,163	$17,833
06/2023	$19,062	$24,693	$19,017
07/2023	$19,923	$25,487	$19,686
08/2023	$19,427	$25,081	$19,154
09/2023	$18,749	$23,885	$18,415
10/2023	$18,244	$23,383	$17,766
11/2023	$19,532	$25,518	$19,106
12/2023	$20,648	$26,678	$20,164
01/2024	$20,786	$27,126	$20,185
02/2024	$21,476	$28,574	$20,930
03/2024	$22,672	$29,494	$21,976
04/2024	$21,734	$28,289	$21,037
05/2024	$22,488	$29,692	$21,704
06/2024	$22,304	$30,757	$21,500
07/2024	$23,372	$31,132	$22,599
08/2024	$23,896	$31,887	$23,205
09/2024	$24,080	$32,568	$23,528
10/2024	$23,997	$32,272	$23,269
11/2024	$25,221	$34,167	$24,755
12/2024	$23,715	$33,352	$23,061
01/2025	$24,651	$34,281	$24,129
02/2025	$24,788	$33,834	$24,227
03/2025	$24,020	$31,928	$23,554
04/2025	$23,199	$31,711	$22,836
05/2025	$24,072	$33,707	$23,638
06/2025	$24,978	$35,421	$24,446
07/2025	$24,957	$36,216	$24,586
08/2025	$26,051	$36,950	$25,370
09/2025	$26,314	$38,299	$25,749
10/2025	$26,114	$39,196	$25,863

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.82%	15.81%	10.07%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025

Investor Class: AAGPX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_Investor 1025

American Beacon

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class R5: AADEX

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$69	0.66%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 9.16% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$250,000	$250,000	$250,000
11/2015	$250,881	$250,743	$250,957
12/2015	$241,023	$246,789	$245,560
01/2016	$226,243	$234,542	$232,871
02/2016	$223,188	$234,226	$232,812
03/2016	$239,348	$250,115	$249,583
04/2016	$246,147	$251,085	$254,826
05/2016	$246,935	$255,594	$258,784
06/2016	$243,191	$256,256	$261,022
07/2016	$252,651	$265,704	$268,600
08/2016	$257,676	$266,077	$270,672
09/2016	$257,183	$266,127	$270,107
10/2016	$254,227	$261,273	$265,927
11/2016	$274,526	$270,949	$281,115
12/2016	$279,537	$276,304	$288,141
01/2017	$281,768	$281,545	$290,194
02/2017	$290,491	$292,724	$300,622
03/2017	$289,781	$293,065	$297,559
04/2017	$290,694	$296,075	$297,001
05/2017	$291,100	$300,242	$296,710
06/2017	$298,098	$302,116	$301,560
07/2017	$300,634	$308,328	$305,568
08/2017	$297,591	$309,272	$302,009
09/2017	$310,473	$315,652	$310,953
10/2017	$314,225	$323,018	$313,211
11/2017	$320,717	$332,924	$322,802
12/2017	$327,273	$336,626	$327,514
01/2018	$344,787	$355,899	$340,176
02/2018	$325,364	$342,782	$323,933
03/2018	$318,179	$334,071	$318,234
04/2018	$321,435	$335,353	$319,285
05/2018	$323,568	$343,428	$321,180
06/2018	$325,252	$345,542	$321,976
07/2018	$340,072	$358,401	$334,719
08/2018	$342,205	$370,080	$339,667
09/2018	$342,879	$372,186	$340,340
10/2018	$318,965	$346,747	$322,717
11/2018	$323,456	$353,813	$332,352
12/2018	$288,044	$319,116	$300,438
01/2019	$317,320	$347,660	$323,822
02/2019	$327,119	$358,823	$334,169
03/2019	$326,995	$365,796	$336,293
04/2019	$342,626	$380,607	$348,222
05/2019	$316,823	$356,420	$325,832
06/2019	$341,013	$381,539	$349,222
07/2019	$344,362	$387,022	$352,117
08/2019	$332,950	$380,892	$341,763
09/2019	$344,983	$388,018	$353,956
10/2019	$351,433	$396,423	$358,903
11/2019	$363,094	$410,813	$369,999
12/2019	$373,496	$423,212	$380,178
01/2020	$359,992	$423,046	$371,999
02/2020	$324,252	$388,221	$335,972
03/2020	$260,820	$340,271	$278,556
04/2020	$291,922	$383,891	$309,872
05/2020	$305,154	$402,175	$320,491
06/2020	$306,654	$410,173	$318,364
07/2020	$316,885	$433,301	$330,950
08/2020	$329,708	$464,447	$344,634
09/2020	$319,614	$446,800	$336,169
10/2020	$318,659	$434,917	$331,751
11/2020	$369,540	$482,525	$376,376
12/2020	$385,688	$501,078	$390,806
01/2021	$382,079	$496,019	$387,227
02/2021	$412,677	$509,696	$410,628
03/2021	$438,724	$532,019	$434,791
04/2021	$458,181	$560,412	$452,179
05/2021	$471,205	$564,326	$462,735
06/2021	$464,144	$577,500	$457,436
07/2021	$464,301	$591,219	$461,092
08/2021	$473,559	$609,195	$470,236
09/2021	$458,966	$580,862	$453,868
10/2021	$486,269	$621,558	$476,914
11/2021	$466,184	$617,251	$460,108
12/2021	$493,609	$644,914	$489,135
01/2022	$489,762	$611,542	$477,741
02/2022	$481,544	$593,231	$472,197
03/2022	$490,461	$615,257	$485,526
04/2022	$458,463	$561,606	$458,141
05/2022	$477,697	$562,636	$467,047
06/2022	$431,886	$516,194	$426,240
07/2022	$462,310	$563,789	$454,505
08/2022	$451,294	$540,797	$440,963
09/2022	$408,455	$490,990	$402,296
10/2022	$458,288	$530,742	$443,544
11/2022	$486,964	$560,402	$471,262
12/2022	$467,582	$528,114	$452,264
01/2023	$495,962	$561,298	$475,701
02/2023	$477,368	$547,603	$458,928
03/2023	$467,582	$567,708	$456,815
04/2023	$474,824	$576,569	$463,697
05/2023	$457,405	$579,075	$445,814
06/2023	$488,916	$617,337	$475,428
07/2023	$511,033	$637,169	$492,146
08/2023	$498,506	$627,025	$478,860
09/2023	$481,087	$597,129	$460,381
10/2023	$468,169	$584,574	$444,138
11/2023	$501,442	$637,960	$477,648
12/2023	$530,417	$666,943	$504,106
01/2024	$533,921	$678,151	$504,628
02/2024	$551,856	$714,361	$523,243
03/2024	$582,572	$737,345	$549,403
04/2024	$558,865	$707,229	$525,935
05/2024	$578,449	$742,296	$542,607
06/2024	$573,708	$768,931	$537,503
07/2024	$601,125	$778,291	$564,981
08/2024	$614,937	$797,170	$580,137
09/2024	$619,885	$814,195	$588,189
10/2024	$617,823	$806,812	$581,715
11/2024	$649,570	$854,172	$618,863
12/2024	$611,013	$833,810	$576,537
01/2025	$635,157	$857,030	$603,222
02/2025	$638,871	$845,847	$605,672
03/2025	$619,371	$798,189	$588,851
04/2025	$598,245	$792,776	$570,904
05/2025	$620,764	$842,677	$590,951
06/2025	$644,211	$885,530	$611,151
07/2025	$643,978	$905,404	$614,660
08/2025	$672,300	$923,757	$634,250
09/2025	$679,497	$957,475	$643,724
10/2025	$674,390	$979,893	$646,567

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	9.16%	16.18%	10.43%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class R5: AADEX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_R5 1025

American Beacon

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class R6: AALRX

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$66	0.63%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 9.16% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,035	$10,030	$10,038
12/2015	$9,641	$9,872	$9,822
01/2016	$9,050	$9,382	$9,315
02/2016	$8,928	$9,369	$9,312
03/2016	$9,574	$10,005	$9,983
04/2016	$9,846	$10,043	$10,193
05/2016	$9,877	$10,224	$10,351
06/2016	$9,728	$10,250	$10,441
07/2016	$10,106	$10,628	$10,744
08/2016	$10,307	$10,643	$10,827
09/2016	$10,287	$10,645	$10,804
10/2016	$10,169	$10,451	$10,637
11/2016	$10,981	$10,838	$11,245
12/2016	$11,181	$11,052	$11,526
01/2017	$11,271	$11,262	$11,608
02/2017	$11,620	$11,709	$12,025
03/2017	$11,591	$11,723	$11,902
04/2017	$11,624	$11,843	$11,880
05/2017	$11,644	$12,010	$11,868
06/2017	$11,924	$12,085	$12,062
07/2017	$12,025	$12,333	$12,223
08/2017	$11,900	$12,371	$12,080
09/2017	$12,419	$12,626	$12,438
10/2017	$12,569	$12,921	$12,528
11/2017	$12,829	$13,317	$12,912
12/2017	$13,091	$13,465	$13,101
01/2018	$13,792	$14,236	$13,607
02/2018	$13,015	$13,711	$12,957
03/2018	$12,727	$13,363	$12,729
04/2018	$12,862	$13,414	$12,771
05/2018	$12,943	$13,737	$12,847
06/2018	$13,010	$13,822	$12,879
07/2018	$13,603	$14,336	$13,389
08/2018	$13,689	$14,803	$13,587
09/2018	$13,720	$14,887	$13,614
10/2018	$12,763	$13,870	$12,909
11/2018	$12,943	$14,153	$13,294
12/2018	$11,526	$12,765	$12,018
01/2019	$12,698	$13,906	$12,953
02/2019	$13,090	$14,353	$13,367
03/2019	$13,085	$14,632	$13,452
04/2019	$13,711	$15,224	$13,929
05/2019	$12,673	$14,257	$13,033
06/2019	$13,646	$15,262	$13,969
07/2019	$13,780	$15,481	$14,085
08/2019	$13,319	$15,236	$13,671
09/2019	$13,800	$15,521	$14,158
10/2019	$14,059	$15,857	$14,356
11/2019	$14,525	$16,433	$14,800
12/2019	$14,946	$16,928	$15,207
01/2020	$14,405	$16,922	$14,880
02/2020	$12,979	$15,529	$13,439
03/2020	$10,439	$13,611	$11,142
04/2020	$11,690	$15,356	$12,395
05/2020	$12,220	$16,087	$12,820
06/2020	$12,286	$16,407	$12,735
07/2020	$12,690	$17,332	$13,238
08/2020	$13,203	$18,578	$13,785
09/2020	$12,805	$17,872	$13,447
10/2020	$12,761	$17,397	$13,270
11/2020	$14,798	$19,301	$15,055
12/2020	$15,450	$20,043	$15,632
01/2021	$15,300	$19,841	$15,489
02/2021	$16,532	$20,388	$16,425
03/2021	$17,569	$21,281	$17,392
04/2021	$18,355	$22,416	$18,087
05/2021	$18,870	$22,573	$18,509
06/2021	$18,593	$23,100	$18,297
07/2021	$18,600	$23,649	$18,444
08/2021	$18,971	$24,368	$18,809
09/2021	$18,386	$23,234	$18,155
10/2021	$19,480	$24,862	$19,077
11/2021	$18,675	$24,690	$18,404
12/2021	$19,773	$25,797	$19,565
01/2022	$19,619	$24,462	$19,110
02/2022	$19,297	$23,729	$18,888
03/2022	$19,647	$24,610	$19,421
04/2022	$18,372	$22,464	$18,326
05/2022	$19,143	$22,505	$18,682
06/2022	$17,300	$20,648	$17,050
07/2022	$18,519	$22,552	$18,180
08/2022	$18,078	$21,632	$17,639
09/2022	$16,368	$19,640	$16,092
10/2022	$18,365	$21,230	$17,742
11/2022	$19,514	$22,416	$18,850
12/2022	$18,737	$21,125	$18,091
01/2023	$19,882	$22,452	$19,028
02/2023	$19,129	$21,904	$18,357
03/2023	$18,737	$22,708	$18,273
04/2023	$19,035	$23,063	$18,548
05/2023	$18,337	$23,163	$17,833
06/2023	$19,592	$24,693	$19,017
07/2023	$20,486	$25,487	$19,686
08/2023	$19,984	$25,081	$19,154
09/2023	$19,286	$23,885	$18,415
10/2023	$18,768	$23,383	$17,766
11/2023	$20,102	$25,518	$19,106
12/2023	$21,263	$26,678	$20,164
01/2024	$21,404	$27,126	$20,185
02/2024	$22,131	$28,574	$20,930
03/2024	$23,363	$29,494	$21,976
04/2024	$22,404	$28,289	$21,037
05/2024	$23,189	$29,692	$21,704
06/2024	$23,008	$30,757	$21,500
07/2024	$24,107	$31,132	$22,599
08/2024	$24,661	$31,887	$23,205
09/2024	$24,859	$32,568	$23,528
10/2024	$24,777	$32,272	$23,269
11/2024	$26,050	$34,167	$24,755
12/2024	$24,505	$33,352	$23,061
01/2025	$25,473	$34,281	$24,129
02/2025	$25,622	$33,834	$24,227
03/2025	$24,840	$31,928	$23,554
04/2025	$23,992	$31,711	$22,836
05/2025	$24,896	$33,707	$23,638
06/2025	$25,846	$35,421	$24,446
07/2025	$25,836	$36,216	$24,586
08/2025	$26,973	$36,950	$25,370
09/2025	$27,252	$38,299	$25,749
10/2025	$27,047	$39,196	$25,863

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	9.16%	16.21%	10.46%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class R6: AALRX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_R6 1025

American Beacon

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class Y: ABLYX

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$76	0.72%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 9.09% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

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	Y	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$100,000	$100,000	$100,000
11/2015	$100,319	$100,297	$100,383
12/2015	$96,383	$98,715	$98,224
01/2016	$90,478	$93,817	$93,148
02/2016	$89,249	$93,690	$93,125
03/2016	$95,669	$100,046	$99,833
04/2016	$98,404	$100,434	$101,930
05/2016	$98,721	$102,237	$103,514
06/2016	$97,215	$102,502	$104,409
07/2016	$100,980	$106,282	$107,440
08/2016	$103,001	$106,431	$108,269
09/2016	$102,763	$106,451	$108,043
10/2016	$101,614	$104,509	$106,371
11/2016	$109,699	$108,380	$112,446
12/2016	$111,719	$110,522	$115,256
01/2017	$112,576	$112,618	$116,078
02/2017	$116,082	$117,090	$120,249
03/2017	$115,797	$117,226	$119,024
04/2017	$116,123	$118,430	$118,800
05/2017	$116,286	$120,097	$118,684
06/2017	$119,099	$120,846	$120,624
07/2017	$120,119	$123,331	$122,227
08/2017	$118,855	$123,709	$120,803
09/2017	$123,952	$126,261	$124,381
10/2017	$125,501	$129,207	$125,284
11/2017	$128,070	$133,170	$129,121
12/2017	$130,719	$134,650	$131,006
01/2018	$137,670	$142,360	$136,071
02/2018	$129,906	$137,113	$129,573
03/2018	$127,062	$133,628	$127,294
04/2018	$128,371	$134,141	$127,714
05/2018	$129,184	$137,371	$128,472
06/2018	$129,861	$138,217	$128,790
07/2018	$135,729	$143,360	$133,888
08/2018	$136,586	$148,032	$135,867
09/2018	$136,857	$148,874	$136,136
10/2018	$127,288	$138,699	$129,087
11/2018	$129,094	$141,525	$132,941
12/2018	$114,909	$127,646	$120,175
01/2019	$126,574	$139,064	$129,529
02/2019	$130,512	$143,529	$133,667
03/2019	$130,413	$146,318	$134,517
04/2019	$136,694	$152,243	$139,289
05/2019	$126,375	$142,568	$130,333
06/2019	$135,996	$152,616	$139,689
07/2019	$137,342	$154,809	$140,847
08/2019	$132,756	$152,357	$136,705
09/2019	$137,542	$155,207	$141,582
10/2019	$140,084	$158,569	$143,561
11/2019	$144,770	$164,325	$148,000
12/2019	$148,918	$169,285	$152,071
01/2020	$143,544	$169,218	$148,800
02/2020	$129,289	$155,288	$134,389
03/2020	$104,012	$136,108	$111,423
04/2020	$116,404	$153,557	$123,949
05/2020	$121,612	$160,870	$128,196
06/2020	$122,270	$164,069	$127,345
07/2020	$126,273	$173,320	$132,380
08/2020	$131,372	$185,779	$137,854
09/2020	$127,370	$178,720	$134,468
10/2020	$126,986	$173,967	$132,700
11/2020	$147,218	$193,010	$150,550
12/2020	$153,667	$200,431	$156,322
01/2021	$152,216	$198,407	$154,891
02/2021	$164,395	$203,879	$164,251
03/2021	$174,745	$212,808	$173,917
04/2021	$182,507	$224,165	$180,872
05/2021	$187,682	$225,730	$185,094
06/2021	$184,905	$231,000	$182,974
07/2021	$184,968	$236,488	$184,437
08/2021	$188,629	$243,678	$188,094
09/2021	$182,760	$232,345	$181,547
10/2021	$193,614	$248,623	$190,766
11/2021	$185,599	$246,900	$184,043
12/2021	$196,513	$257,966	$195,654
01/2022	$194,965	$244,617	$191,096
02/2022	$191,728	$237,292	$188,879
03/2022	$195,246	$246,103	$194,211
04/2022	$182,511	$224,642	$183,256
05/2022	$190,181	$225,054	$186,819
06/2022	$171,887	$206,478	$170,496
07/2022	$183,989	$225,516	$181,802
08/2022	$179,556	$216,319	$176,385
09/2022	$162,529	$196,396	$160,919
10/2022	$182,371	$212,297	$177,418
11/2022	$193,769	$224,161	$188,505
12/2022	$186,030	$211,246	$180,906
01/2023	$197,376	$224,519	$190,280
02/2023	$189,891	$219,041	$183,571
03/2023	$186,030	$227,083	$182,726
04/2023	$188,945	$230,627	$185,479
05/2023	$181,933	$231,630	$178,325
06/2023	$194,461	$246,935	$190,171
07/2023	$203,286	$254,868	$196,858
08/2023	$198,243	$250,810	$191,544
09/2023	$191,309	$238,852	$184,152
10/2023	$186,187	$233,830	$177,655
11/2023	$199,425	$255,184	$191,059
12/2023	$210,864	$266,777	$201,642
01/2024	$212,275	$271,260	$201,851
02/2024	$219,412	$285,744	$209,297
03/2024	$231,610	$294,938	$219,761
04/2024	$222,150	$282,891	$210,374
05/2024	$229,951	$296,919	$217,043
06/2024	$228,042	$307,573	$215,001
07/2024	$238,996	$311,316	$225,992
08/2024	$244,473	$318,868	$232,055
09/2024	$246,382	$325,678	$235,276
10/2024	$245,469	$322,725	$232,686
11/2024	$258,082	$341,669	$247,545
12/2024	$242,819	$333,524	$230,615
01/2025	$252,453	$342,812	$241,289
02/2025	$253,762	$338,339	$242,269
03/2025	$246,093	$319,275	$235,540
04/2025	$237,674	$317,110	$228,361
05/2025	$246,654	$337,071	$236,380
06/2025	$255,914	$354,212	$244,461
07/2025	$255,820	$362,161	$245,864
08/2025	$267,045	$369,503	$253,700
09/2025	$269,851	$382,990	$257,490
10/2025	$267,793	$391,957	$258,627

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	9.09%	16.09%	10.35%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class Y: ABLYX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_Y 1025

American Beacon

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class A: ABSAX

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.23%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -4.98% (with sales charges) and 0.81% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$9,424	$10,000	$10,000
11/2015	$9,620	$10,030	$10,284
12/2015	$9,078	$9,872	$9,742
01/2016	$8,472	$9,382	$9,088
02/2016	$8,578	$9,369	$9,150
03/2016	$9,295	$10,005	$9,908
04/2016	$9,371	$10,043	$10,118
05/2016	$9,528	$10,224	$10,303
06/2016	$9,396	$10,250	$10,335
07/2016	$9,867	$10,628	$10,892
08/2016	$10,037	$10,643	$11,163
09/2016	$10,088	$10,645	$11,251
10/2016	$9,816	$10,451	$10,881
11/2016	$11,127	$10,838	$12,325
12/2016	$11,466	$11,052	$12,834
01/2017	$11,510	$11,262	$12,743
02/2017	$11,628	$11,709	$12,927
03/2017	$11,575	$11,723	$12,818
04/2017	$11,584	$11,843	$12,868
05/2017	$11,170	$12,010	$12,467
06/2017	$11,514	$12,085	$12,904
07/2017	$11,571	$12,333	$12,985
08/2017	$11,244	$12,371	$12,666
09/2017	$12,046	$12,626	$13,563
10/2017	$12,208	$12,921	$13,581
11/2017	$12,526	$13,317	$13,974
12/2017	$12,414	$13,465	$13,840
01/2018	$12,672	$14,236	$14,011
02/2018	$12,045	$13,711	$13,310
03/2018	$12,155	$13,363	$13,475
04/2018	$12,261	$13,414	$13,709
05/2018	$12,849	$13,737	$14,506
06/2018	$12,926	$13,822	$14,594
07/2018	$13,141	$14,336	$14,852
08/2018	$13,524	$14,803	$15,205
09/2018	$13,194	$14,887	$14,828
10/2018	$11,796	$13,870	$13,500
11/2018	$11,974	$14,153	$13,718
12/2018	$10,431	$12,765	$12,060
01/2019	$11,676	$13,906	$13,379
02/2019	$12,202	$14,353	$13,899
03/2019	$11,699	$14,632	$13,498
04/2019	$12,330	$15,224	$14,009
05/2019	$11,034	$14,257	$12,865
06/2019	$11,892	$15,262	$13,684
07/2019	$12,009	$15,481	$13,706
08/2019	$11,145	$15,236	$12,941
09/2019	$11,748	$15,521	$13,605
10/2019	$11,981	$15,857	$13,935
11/2019	$12,369	$16,433	$14,261
12/2019	$12,828	$16,928	$14,761
01/2020	$12,126	$16,922	$13,964
02/2020	$10,828	$15,529	$12,607
03/2020	$7,889	$13,611	$9,497
04/2020	$9,013	$15,356	$10,668
05/2020	$9,463	$16,087	$10,975
06/2020	$9,631	$16,407	$11,292
07/2020	$9,974	$17,332	$11,525
08/2020	$10,429	$18,578	$12,146
09/2020	$9,935	$17,872	$11,581
10/2020	$10,378	$17,397	$11,995
11/2020	$12,295	$19,301	$14,311
12/2020	$13,286	$20,043	$15,445
01/2021	$13,541	$19,841	$16,257
02/2021	$15,027	$20,388	$17,785
03/2021	$15,875	$21,281	$18,714
04/2021	$16,248	$22,416	$19,092
05/2021	$16,677	$22,573	$19,687
06/2021	$16,248	$23,100	$19,567
07/2021	$15,880	$23,649	$18,867
08/2021	$16,106	$24,368	$19,372
09/2021	$15,897	$23,234	$18,984
10/2021	$16,457	$24,862	$19,708
11/2021	$16,044	$24,690	$19,035
12/2021	$16,956	$25,797	$19,811
01/2022	$16,199	$24,462	$18,656
02/2022	$16,632	$23,729	$18,965
03/2022	$16,804	$24,610	$19,336
04/2022	$15,551	$22,464	$17,835
05/2022	$16,085	$22,505	$18,177
06/2022	$14,330	$20,648	$16,382
07/2022	$15,761	$22,552	$17,968
08/2022	$15,341	$21,632	$17,400
09/2022	$13,706	$19,640	$15,626
10/2022	$15,818	$21,230	$17,594
11/2022	$16,606	$22,416	$18,131
12/2022	$15,575	$21,125	$16,942
01/2023	$17,072	$22,452	$18,558
02/2023	$16,913	$21,904	$18,130
03/2023	$15,847	$22,708	$16,830
04/2023	$15,439	$23,063	$16,411
05/2023	$15,053	$23,163	$16,088
06/2023	$16,520	$24,693	$17,366
07/2023	$17,624	$25,487	$18,676
08/2023	$16,943	$25,081	$17,778
09/2023	$16,210	$23,885	$16,852
10/2023	$15,106	$23,383	$15,847
11/2023	$16,285	$25,518	$17,273
12/2023	$18,093	$26,678	$19,423
01/2024	$17,403	$27,126	$18,541
02/2024	$17,966	$28,574	$19,147
03/2024	$18,887	$29,494	$19,986
04/2024	$17,847	$28,289	$18,713
05/2024	$18,688	$29,692	$19,588
06/2024	$18,101	$30,757	$19,258
07/2024	$19,847	$31,132	$21,605
08/2024	$19,466	$31,887	$21,199
09/2024	$19,529	$32,568	$21,213
10/2024	$19,259	$32,272	$20,881
11/2024	$21,116	$34,167	$22,895
12/2024	$19,355	$33,352	$20,987
01/2025	$19,831	$34,281	$21,419
02/2025	$18,887	$33,834	$20,599
03/2025	$17,640	$31,928	$19,362
04/2025	$16,523	$31,711	$18,585
05/2025	$17,476	$33,707	$19,366
06/2025	$18,359	$35,421	$20,324
07/2025	$18,714	$36,216	$20,683
08/2025	$19,935	$36,950	$22,435
09/2025	$19,753	$38,299	$22,886
10/2025	$19,415	$39,196	$22,943

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	0.81%	13.35%	7.50%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(4.98)%	12.01%	6.86%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class A: ABSAX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_A 1025

American Beacon

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class Advisor: AASSX

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$131	1.30%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 0.69% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,208	$10,030	$10,284
12/2015	$9,631	$9,872	$9,742
01/2016	$8,986	$9,382	$9,088
02/2016	$9,098	$9,369	$9,150
03/2016	$9,859	$10,005	$9,908
04/2016	$9,936	$10,043	$10,118
05/2016	$10,101	$10,224	$10,303
06/2016	$9,958	$10,250	$10,335
07/2016	$10,460	$10,628	$10,892
08/2016	$10,639	$10,643	$11,163
09/2016	$10,688	$10,645	$11,251
10/2016	$10,401	$10,451	$10,881
11/2016	$11,790	$10,838	$12,325
12/2016	$12,148	$11,052	$12,834
01/2017	$12,198	$11,262	$12,743
02/2017	$12,318	$11,709	$12,927
03/2017	$12,263	$11,723	$12,818
04/2017	$12,272	$11,843	$12,868
05/2017	$11,830	$12,010	$12,467
06/2017	$12,194	$12,085	$12,904
07/2017	$12,253	$12,333	$12,985
08/2017	$11,908	$12,371	$12,666
09/2017	$12,755	$12,626	$13,563
10/2017	$12,925	$12,921	$13,581
11/2017	$13,261	$13,317	$13,974
12/2017	$13,141	$13,465	$13,840
01/2018	$13,413	$14,236	$14,011
02/2018	$12,748	$13,711	$13,310
03/2018	$12,859	$13,363	$13,475
04/2018	$12,974	$13,414	$13,709
05/2018	$13,594	$13,737	$14,506
06/2018	$13,675	$13,822	$14,594
07/2018	$13,907	$14,336	$14,852
08/2018	$14,310	$14,803	$15,205
09/2018	$13,957	$14,887	$14,828
10/2018	$12,481	$13,870	$13,500
11/2018	$12,667	$14,153	$13,718
12/2018	$11,032	$12,765	$12,060
01/2019	$12,346	$13,906	$13,379
02/2019	$12,904	$14,353	$13,899
03/2019	$12,369	$14,632	$13,498
04/2019	$13,037	$15,224	$14,009
05/2019	$11,666	$14,257	$12,865
06/2019	$12,572	$15,262	$13,684
07/2019	$12,689	$15,481	$13,706
08/2019	$11,776	$15,236	$12,941
09/2019	$12,415	$15,521	$13,605
10/2019	$12,665	$15,857	$13,935
11/2019	$13,078	$16,433	$14,261
12/2019	$13,562	$16,928	$14,761
01/2020	$12,819	$16,922	$13,964
02/2020	$11,451	$15,529	$12,607
03/2020	$8,344	$13,611	$9,497
04/2020	$9,529	$15,356	$10,668
05/2020	$10,006	$16,087	$10,975
06/2020	$10,183	$16,407	$11,292
07/2020	$10,543	$17,332	$11,525
08/2020	$11,027	$18,578	$12,146
09/2020	$10,502	$17,872	$11,581
10/2020	$10,968	$17,397	$11,995
11/2020	$12,996	$19,301	$14,311
12/2020	$14,041	$20,043	$15,445
01/2021	$14,314	$19,841	$16,257
02/2021	$15,884	$20,388	$17,785
03/2021	$16,773	$21,281	$18,714
04/2021	$17,171	$22,416	$19,092
05/2021	$17,621	$22,573	$19,687
06/2021	$17,171	$23,100	$19,567
07/2021	$16,779	$23,649	$18,867
08/2021	$17,016	$24,368	$19,372
09/2021	$16,791	$23,234	$18,984
10/2021	$17,390	$24,862	$19,708
11/2021	$16,945	$24,690	$19,035
12/2021	$17,910	$25,797	$19,811
01/2022	$17,106	$24,462	$18,656
02/2022	$17,565	$23,729	$18,965
03/2022	$17,744	$24,610	$19,336
04/2022	$16,422	$22,464	$17,835
05/2022	$16,986	$22,505	$18,177
06/2022	$15,132	$20,648	$16,382
07/2022	$16,641	$22,552	$17,968
08/2022	$16,196	$21,632	$17,400
09/2022	$14,468	$19,640	$15,626
10/2022	$16,701	$21,230	$17,594
11/2022	$17,531	$22,416	$18,131
12/2022	$16,434	$21,125	$16,942
01/2023	$18,020	$22,452	$18,558
02/2023	$17,846	$21,904	$18,130
03/2023	$16,726	$22,708	$16,830
04/2023	$16,292	$23,063	$16,411
05/2023	$15,882	$23,163	$16,088
06/2023	$17,436	$24,693	$17,366
07/2023	$18,603	$25,487	$18,676
08/2023	$17,878	$25,081	$17,778
09/2023	$17,097	$23,885	$16,852
10/2023	$15,938	$23,383	$15,847
11/2023	$17,176	$25,518	$17,273
12/2023	$19,082	$26,678	$19,423
01/2024	$18,355	$27,126	$18,541
02/2024	$18,950	$28,574	$19,147
03/2024	$19,925	$29,494	$19,986
04/2024	$18,818	$28,289	$18,713
05/2024	$19,710	$29,692	$19,588
06/2024	$19,082	$30,757	$19,258
07/2024	$20,925	$31,132	$21,605
08/2024	$20,528	$31,887	$21,199
09/2024	$20,586	$32,568	$21,213
10/2024	$20,305	$32,272	$20,881
11/2024	$22,256	$34,167	$22,895
12/2024	$20,401	$33,352	$20,987
01/2025	$20,905	$34,281	$21,419
02/2025	$19,898	$33,834	$20,599
03/2025	$18,585	$31,928	$19,362
04/2025	$17,407	$31,711	$18,585
05/2025	$18,414	$33,707	$19,366
06/2025	$19,340	$35,421	$20,324
07/2025	$19,718	$36,216	$20,683
08/2025	$21,004	$36,950	$22,435
09/2025	$20,806	$38,299	$22,886
10/2025	$20,446	$39,196	$22,943

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	0.69%	13.27%	7.41%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class Advisor: AASSX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_Advisor 1025

American Beacon

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class C: ASVCX

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	2.00%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned -1.02% (with sales charges) and -0.02% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,201	$10,030	$10,284
12/2015	$9,626	$9,872	$9,742
01/2016	$8,975	$9,382	$9,088
02/2016	$9,076	$9,369	$9,150
03/2016	$9,834	$10,005	$9,908
04/2016	$9,908	$10,043	$10,118
05/2016	$10,065	$10,224	$10,303
06/2016	$9,922	$10,250	$10,335
07/2016	$10,411	$10,628	$10,892
08/2016	$10,587	$10,643	$11,163
09/2016	$10,633	$10,645	$11,251
10/2016	$10,337	$10,451	$10,881
11/2016	$11,709	$10,838	$12,325
12/2016	$12,061	$11,052	$12,834
01/2017	$12,103	$11,262	$12,743
02/2017	$12,217	$11,709	$12,927
03/2017	$12,155	$11,723	$12,818
04/2017	$12,155	$11,843	$12,868
05/2017	$11,715	$12,010	$12,467
06/2017	$12,070	$12,085	$12,904
07/2017	$12,122	$12,333	$12,985
08/2017	$11,772	$12,371	$12,666
09/2017	$12,600	$12,626	$13,563
10/2017	$12,760	$12,921	$13,581
11/2017	$13,087	$13,317	$13,974
12/2017	$12,976	$13,465	$13,840
01/2018	$13,241	$14,236	$14,011
02/2018	$12,576	$13,711	$13,310
03/2018	$12,680	$13,363	$13,475
04/2018	$12,789	$13,414	$13,709
05/2018	$13,397	$13,737	$14,506
06/2018	$13,469	$13,822	$14,594
07/2018	$13,688	$14,336	$14,852
08/2018	$14,072	$14,803	$15,205
09/2018	$13,724	$14,887	$14,828
10/2018	$12,264	$13,870	$13,500
11/2018	$12,440	$14,153	$13,718
12/2018	$10,831	$12,765	$12,060
01/2019	$12,115	$13,906	$13,379
02/2019	$12,652	$14,353	$13,899
03/2019	$12,127	$14,632	$13,498
04/2019	$12,773	$15,224	$14,009
05/2019	$11,422	$14,257	$12,865
06/2019	$12,302	$15,262	$13,684
07/2019	$12,417	$15,481	$13,706
08/2019	$11,518	$15,236	$12,941
09/2019	$12,133	$15,521	$13,605
10/2019	$12,368	$15,857	$13,935
11/2019	$12,760	$16,433	$14,261
12/2019	$13,225	$16,928	$14,761
01/2020	$12,494	$16,922	$13,964
02/2020	$11,155	$15,529	$12,607
03/2020	$8,122	$13,611	$9,497
04/2020	$9,273	$15,356	$10,668
05/2020	$9,724	$16,087	$10,975
06/2020	$9,894	$16,407	$11,292
07/2020	$10,241	$17,332	$11,525
08/2020	$10,704	$18,578	$12,146
09/2020	$10,193	$17,872	$11,581
10/2020	$10,637	$17,397	$11,995
11/2020	$12,592	$19,301	$14,311
12/2020	$13,602	$20,043	$15,445
01/2021	$13,858	$19,841	$16,257
02/2021	$15,368	$20,388	$17,785
03/2021	$16,220	$21,281	$18,714
04/2021	$16,598	$22,416	$19,092
05/2021	$17,024	$22,573	$19,687
06/2021	$16,580	$23,100	$19,567
07/2021	$16,190	$23,649	$18,867
08/2021	$16,409	$24,368	$19,372
09/2021	$16,190	$23,234	$18,984
10/2021	$16,750	$24,862	$19,708
11/2021	$16,318	$24,690	$19,035
12/2021	$17,233	$25,797	$19,811
01/2022	$16,457	$24,462	$18,656
02/2022	$16,890	$23,729	$18,965
03/2022	$17,054	$24,610	$19,336
04/2022	$15,776	$22,464	$17,835
05/2022	$16,299	$22,505	$18,177
06/2022	$14,519	$20,648	$16,382
07/2022	$15,955	$22,552	$17,968
08/2022	$15,522	$21,632	$17,400
09/2022	$13,859	$19,640	$15,626
10/2022	$15,989	$21,230	$17,594
11/2022	$16,773	$22,416	$18,131
12/2022	$15,720	$21,125	$16,942
01/2023	$17,224	$22,452	$18,558
02/2023	$17,052	$21,904	$18,130
03/2023	$15,967	$22,708	$16,830
04/2023	$15,540	$23,063	$16,411
05/2023	$15,137	$23,163	$16,088
06/2023	$16,608	$24,693	$17,366
07/2023	$17,709	$25,487	$18,676
08/2023	$17,011	$25,081	$17,778
09/2023	$16,263	$23,885	$16,852
10/2023	$15,153	$23,383	$15,847
11/2023	$16,320	$25,518	$17,273
12/2023	$18,122	$26,678	$19,423
01/2024	$17,427	$27,126	$18,541
02/2024	$17,976	$28,574	$19,147
03/2024	$18,887	$29,494	$19,986
04/2024	$17,839	$28,289	$18,713
05/2024	$18,672	$29,692	$19,588
06/2024	$18,062	$30,757	$19,258
07/2024	$19,797	$31,132	$21,605
08/2024	$19,411	$31,887	$21,199
09/2024	$19,453	$32,568	$21,213
10/2024	$19,179	$32,272	$20,881
11/2024	$21,008	$34,167	$22,895
12/2024	$19,250	$33,352	$20,987
01/2025	$19,709	$34,281	$21,419
02/2025	$18,754	$33,834	$20,599
03/2025	$17,510	$31,928	$19,362
04/2025	$16,387	$31,711	$18,585
05/2025	$17,322	$33,707	$19,366
06/2025	$18,183	$35,421	$20,324
07/2025	$18,530	$36,216	$20,683
08/2025	$19,718	$36,950	$22,435
09/2025	$19,522	$38,299	$22,886
10/2025	$19,175	$39,196	$22,943

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	(0.02)%	12.51%	6.73%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(1.02)%	12.51%	6.73%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class C: ASVCX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_C 1025

American Beacon

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Investor Class: AVPAX

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.15%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 0.85% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,210	$10,030	$10,284
12/2015	$9,638	$9,872	$9,742
01/2016	$8,991	$9,382	$9,088
02/2016	$9,106	$9,369	$9,150
03/2016	$9,869	$10,005	$9,908
04/2016	$9,949	$10,043	$10,118
05/2016	$10,117	$10,224	$10,303
06/2016	$9,975	$10,250	$10,335
07/2016	$10,481	$10,628	$10,892
08/2016	$10,658	$10,643	$11,163
09/2016	$10,711	$10,645	$11,251
10/2016	$10,427	$10,451	$10,881
11/2016	$11,815	$10,838	$12,325
12/2016	$12,177	$11,052	$12,834
01/2017	$12,228	$11,262	$12,743
02/2017	$12,351	$11,709	$12,927
03/2017	$12,296	$11,723	$12,818
04/2017	$12,305	$11,843	$12,868
05/2017	$11,867	$12,010	$12,467
06/2017	$12,237	$12,085	$12,904
07/2017	$12,296	$12,333	$12,985
08/2017	$11,949	$12,371	$12,666
09/2017	$12,802	$12,626	$13,563
10/2017	$12,975	$12,921	$13,581
11/2017	$13,317	$13,317	$13,974
12/2017	$13,194	$13,465	$13,840
01/2018	$13,474	$14,236	$14,011
02/2018	$12,805	$13,711	$13,310
03/2018	$12,920	$13,363	$13,475
04/2018	$13,035	$13,414	$13,709
05/2018	$13,664	$13,737	$14,506
06/2018	$13,744	$13,822	$14,594
07/2018	$13,974	$14,336	$14,852
08/2018	$14,383	$14,803	$15,205
09/2018	$14,034	$14,887	$14,828
10/2018	$12,550	$13,870	$13,500
11/2018	$12,740	$14,153	$13,718
12/2018	$11,098	$12,765	$12,060
01/2019	$12,425	$13,906	$13,379
02/2019	$12,984	$14,353	$13,899
03/2019	$12,448	$14,632	$13,498
04/2019	$13,123	$15,224	$14,009
05/2019	$11,744	$14,257	$12,865
06/2019	$12,655	$15,262	$13,684
07/2019	$12,782	$15,481	$13,706
08/2019	$11,865	$15,236	$12,941
09/2019	$12,505	$15,521	$13,605
10/2019	$12,759	$15,857	$13,935
11/2019	$13,174	$16,433	$14,261
12/2019	$13,658	$16,928	$14,761
01/2020	$12,914	$16,922	$13,964
02/2020	$11,537	$15,529	$12,607
03/2020	$8,402	$13,611	$9,497
04/2020	$9,604	$15,356	$10,668
05/2020	$10,078	$16,087	$10,975
06/2020	$10,266	$16,407	$11,292
07/2020	$10,629	$17,332	$11,525
08/2020	$11,115	$18,578	$12,146
09/2020	$10,588	$17,872	$11,581
10/2020	$11,063	$17,397	$11,995
11/2020	$13,108	$19,301	$14,311
12/2020	$14,164	$20,043	$15,445
01/2021	$14,441	$19,841	$16,257
02/2021	$16,027	$20,388	$17,785
03/2021	$16,929	$21,281	$18,714
04/2021	$17,330	$22,416	$19,092
05/2021	$17,790	$22,573	$19,687
06/2021	$17,330	$23,100	$19,567
07/2021	$16,941	$23,649	$18,867
08/2021	$17,183	$24,368	$19,372
09/2021	$16,959	$23,234	$18,984
10/2021	$17,560	$24,862	$19,708
11/2021	$17,118	$24,690	$19,035
12/2021	$18,091	$25,797	$19,811
01/2022	$17,289	$24,462	$18,656
02/2022	$17,753	$23,729	$18,965
03/2022	$17,938	$24,610	$19,336
04/2022	$16,601	$22,464	$17,835
05/2022	$17,170	$22,505	$18,177
06/2022	$15,303	$20,648	$16,382
07/2022	$16,826	$22,552	$17,968
08/2022	$16,382	$21,632	$17,400
09/2022	$14,634	$19,640	$15,626
10/2022	$16,892	$21,230	$17,594
11/2022	$17,733	$22,416	$18,131
12/2022	$16,633	$21,125	$16,942
01/2023	$18,235	$22,452	$18,558
02/2023	$18,062	$21,904	$18,130
03/2023	$16,932	$22,708	$16,830
04/2023	$16,492	$23,063	$16,411
05/2023	$16,084	$23,163	$16,088
06/2023	$17,654	$24,693	$17,366
07/2023	$18,839	$25,487	$18,676
08/2023	$18,109	$25,081	$17,778
09/2023	$17,324	$23,885	$16,852
10/2023	$16,147	$23,383	$15,847
11/2023	$17,403	$25,518	$17,273
12/2023	$19,344	$26,678	$19,423
01/2024	$18,603	$27,126	$18,541
02/2024	$19,204	$28,574	$19,147
03/2024	$20,200	$29,494	$19,986
04/2024	$19,080	$28,289	$18,713
05/2024	$19,986	$29,692	$19,588
06/2024	$19,352	$30,757	$19,258
07/2024	$21,229	$31,132	$21,605
08/2024	$20,825	$31,887	$21,199
09/2024	$20,883	$32,568	$21,213
10/2024	$20,603	$32,272	$20,881
11/2024	$22,587	$34,167	$22,895
12/2024	$20,707	$33,352	$20,987
01/2025	$21,218	$34,281	$21,419
02/2025	$20,205	$33,834	$20,599
03/2025	$18,870	$31,928	$19,362
04/2025	$17,678	$31,711	$18,585
05/2025	$18,700	$33,707	$19,366
06/2025	$19,641	$35,421	$20,324
07/2025	$20,035	$36,216	$20,683
08/2025	$21,334	$36,950	$22,435
09/2025	$21,137	$38,299	$22,886
10/2025	$20,779	$39,196	$22,943

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	0.85%	13.44%	7.59%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Investor Class: AVPAX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_Investor 1025

American Beacon

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class R5: AVFIX

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	0.81%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 1.17% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$250,000	$250,000	$250,000
11/2015	$255,265	$250,743	$257,107
12/2015	$241,063	$246,789	$243,554
01/2016	$224,964	$234,542	$227,192
02/2016	$227,754	$234,226	$228,741
03/2016	$246,966	$250,115	$247,701
04/2016	$249,006	$251,085	$252,947
05/2016	$253,299	$255,594	$257,584
06/2016	$249,864	$256,256	$258,368
07/2016	$262,529	$265,704	$272,307
08/2016	$267,144	$266,077	$279,075
09/2016	$268,540	$266,127	$281,274
10/2016	$261,349	$261,273	$272,029
11/2016	$296,338	$270,949	$308,135
12/2016	$305,506	$276,304	$320,860
01/2017	$306,833	$281,545	$318,569
02/2017	$309,929	$292,724	$323,179
03/2017	$308,712	$293,065	$320,443
04/2017	$309,044	$296,075	$321,704
05/2017	$298,098	$300,242	$311,686
06/2017	$307,386	$302,116	$322,590
07/2017	$309,044	$308,328	$324,631
08/2017	$300,420	$309,272	$316,652
09/2017	$321,870	$315,652	$339,072
10/2017	$326,293	$323,018	$339,517
11/2017	$335,028	$332,924	$349,342
12/2017	$332,012	$336,626	$346,008
01/2018	$339,038	$355,899	$350,272
02/2018	$322,443	$342,782	$332,759
03/2018	$325,350	$334,071	$336,874
04/2018	$328,378	$335,353	$342,714
05/2018	$344,246	$343,428	$362,651
06/2018	$346,426	$345,542	$364,847
07/2018	$352,362	$358,401	$371,289
08/2018	$362,658	$370,080	$380,133
09/2018	$353,936	$372,186	$370,701
10/2018	$316,629	$346,747	$337,510
11/2018	$321,474	$353,813	$342,952
12/2018	$280,126	$319,116	$301,498
01/2019	$313,640	$347,660	$334,475
02/2019	$327,884	$358,823	$347,476
03/2019	$314,478	$365,796	$337,457
04/2019	$331,654	$380,607	$350,218
05/2019	$296,883	$356,420	$321,613
06/2019	$320,064	$381,539	$342,097
07/2019	$323,276	$387,022	$342,648
08/2019	$300,095	$380,892	$323,525
09/2019	$316,573	$388,018	$340,137
10/2019	$322,996	$396,423	$348,376
11/2019	$333,609	$410,813	$356,532
12/2019	$345,991	$423,212	$369,015
01/2020	$327,219	$423,046	$349,111
02/2020	$292,379	$388,221	$315,187
03/2020	$213,027	$340,271	$237,423
04/2020	$243,459	$383,891	$266,710
05/2020	$255,689	$402,175	$274,365
06/2020	$260,382	$410,173	$282,309
07/2020	$269,625	$433,301	$288,132
08/2020	$282,140	$464,447	$303,654
09/2020	$268,914	$446,800	$289,524
10/2020	$281,002	$434,917	$299,879
11/2020	$332,908	$482,525	$357,776
12/2020	$359,992	$501,078	$386,117
01/2021	$367,023	$496,019	$406,431
02/2021	$407,484	$509,696	$444,614
03/2021	$430,584	$532,019	$467,849
04/2021	$440,771	$560,412	$477,312
05/2021	$452,680	$564,326	$492,166
06/2021	$441,202	$577,500	$489,184
07/2021	$431,302	$591,219	$471,673
08/2021	$437,615	$609,195	$484,303
09/2021	$432,019	$580,862	$474,601
10/2021	$447,515	$621,558	$492,697
11/2021	$436,467	$617,251	$475,867
12/2021	$461,346	$644,914	$495,273
01/2022	$440,917	$611,542	$466,397
02/2022	$452,821	$593,231	$474,114
03/2022	$457,647	$615,257	$483,391
04/2022	$423,705	$561,606	$445,877
05/2022	$438,343	$562,636	$454,434
06/2022	$390,729	$516,194	$409,542
07/2022	$429,818	$563,789	$449,193
08/2022	$418,558	$540,797	$434,988
09/2022	$374,160	$490,990	$390,662
10/2022	$431,909	$530,742	$439,843
11/2022	$453,464	$560,402	$453,281
12/2022	$425,452	$528,114	$423,541
01/2023	$466,613	$561,298	$463,958
02/2023	$462,250	$547,603	$453,262
03/2023	$433,608	$567,708	$420,759
04/2023	$422,417	$576,569	$410,266
05/2023	$411,985	$579,075	$402,196
06/2023	$452,387	$617,337	$434,146
07/2023	$482,735	$637,169	$466,907
08/2023	$464,147	$627,025	$444,447
09/2023	$444,230	$597,129	$421,299
10/2023	$414,261	$584,574	$396,168
11/2023	$446,696	$637,960	$431,829
12/2023	$496,432	$666,943	$485,575
01/2024	$477,722	$678,151	$463,518
02/2024	$493,248	$714,361	$478,682
03/2024	$518,726	$737,345	$499,661
04/2024	$490,262	$707,229	$467,823
05/2024	$513,750	$742,296	$489,702
06/2024	$497,627	$768,931	$481,449
07/2024	$545,996	$778,291	$540,124
08/2024	$535,645	$797,170	$529,986
09/2024	$537,437	$814,195	$530,324
10/2024	$530,470	$806,812	$522,028
11/2024	$581,626	$854,172	$572,381
12/2024	$533,228	$833,810	$524,687
01/2025	$546,640	$857,030	$535,464
02/2025	$520,681	$845,847	$514,965
03/2025	$486,503	$798,189	$484,061
04/2025	$456,002	$792,776	$464,623
05/2025	$482,393	$842,677	$484,141
06/2025	$506,837	$885,530	$508,099
07/2025	$517,004	$905,404	$517,072
08/2025	$550,750	$923,757	$560,866
09/2025	$545,991	$957,475	$572,140
10/2025	$536,689	$979,893	$573,575

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	1.17%	13.82%	7.94%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class R5: AVFIX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_R5 1025

American Beacon

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class R6: AASRX

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.78%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 1.21% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,211	$10,030	$10,284
12/2015	$9,643	$9,872	$9,742
01/2016	$8,999	$9,382	$9,088
02/2016	$9,110	$9,369	$9,150
03/2016	$9,879	$10,005	$9,908
04/2016	$9,960	$10,043	$10,118
05/2016	$10,132	$10,224	$10,303
06/2016	$9,995	$10,250	$10,335
07/2016	$10,501	$10,628	$10,892
08/2016	$10,686	$10,643	$11,163
09/2016	$10,742	$10,645	$11,251
10/2016	$10,454	$10,451	$10,881
11/2016	$11,853	$10,838	$12,325
12/2016	$12,220	$11,052	$12,834
01/2017	$12,273	$11,262	$12,743
02/2017	$12,397	$11,709	$12,927
03/2017	$12,348	$11,723	$12,818
04/2017	$12,362	$11,843	$12,868
05/2017	$11,924	$12,010	$12,467
06/2017	$12,291	$12,085	$12,904
07/2017	$12,357	$12,333	$12,985
08/2017	$12,012	$12,371	$12,666
09/2017	$12,875	$12,626	$13,563
10/2017	$13,052	$12,921	$13,581
11/2017	$13,401	$13,317	$13,974
12/2017	$13,285	$13,465	$13,840
01/2018	$13,566	$14,236	$14,011
02/2018	$12,897	$13,711	$13,310
03/2018	$13,018	$13,363	$13,475
04/2018	$13,135	$13,414	$13,709
05/2018	$13,774	$13,737	$14,506
06/2018	$13,862	$13,822	$14,594
07/2018	$14,094	$14,336	$14,852
08/2018	$14,511	$14,803	$15,205
09/2018	$14,162	$14,887	$14,828
10/2018	$12,669	$13,870	$13,500
11/2018	$12,863	$14,153	$13,718
12/2018	$11,214	$12,765	$12,060
01/2019	$12,550	$13,906	$13,379
02/2019	$13,120	$14,353	$13,899
03/2019	$12,583	$14,632	$13,498
04/2019	$13,271	$15,224	$14,009
05/2019	$11,879	$14,257	$12,865
06/2019	$12,807	$15,262	$13,684
07/2019	$12,935	$15,481	$13,706
08/2019	$12,013	$15,236	$12,941
09/2019	$12,667	$15,521	$13,605
10/2019	$12,924	$15,857	$13,935
11/2019	$13,349	$16,433	$14,261
12/2019	$13,848	$16,928	$14,761
01/2020	$13,097	$16,922	$13,964
02/2020	$11,702	$15,529	$12,607
03/2020	$8,530	$13,611	$9,497
04/2020	$9,743	$15,356	$10,668
05/2020	$10,233	$16,087	$10,975
06/2020	$10,420	$16,407	$11,292
07/2020	$10,796	$17,332	$11,525
08/2020	$11,292	$18,578	$12,146
09/2020	$10,762	$17,872	$11,581
10/2020	$11,246	$17,397	$11,995
11/2020	$13,330	$19,301	$14,311
12/2020	$14,407	$20,043	$15,445
01/2021	$14,694	$19,841	$16,257
02/2021	$16,315	$20,388	$17,785
03/2021	$17,240	$21,281	$18,714
04/2021	$17,648	$22,416	$19,092
05/2021	$18,125	$22,573	$19,687
06/2021	$17,665	$23,100	$19,567
07/2021	$17,274	$23,649	$18,867
08/2021	$17,521	$24,368	$19,372
09/2021	$17,303	$23,234	$18,984
10/2021	$17,924	$24,862	$19,708
11/2021	$17,476	$24,690	$19,035
12/2021	$18,471	$25,797	$19,811
01/2022	$17,659	$24,462	$18,656
02/2022	$18,136	$23,729	$18,965
03/2022	$18,329	$24,610	$19,336
04/2022	$16,970	$22,464	$17,835
05/2022	$17,556	$22,505	$18,177
06/2022	$15,648	$20,648	$16,382
07/2022	$17,215	$22,552	$17,968
08/2022	$16,763	$21,632	$17,400
09/2022	$14,985	$19,640	$15,626
10/2022	$17,305	$21,230	$17,594
11/2022	$18,168	$22,416	$18,131
12/2022	$17,045	$21,125	$16,942
01/2023	$18,695	$22,452	$18,558
02/2023	$18,520	$21,904	$18,130
03/2023	$17,365	$22,708	$16,830
04/2023	$16,924	$23,063	$16,411
05/2023	$16,505	$23,163	$16,088
06/2023	$18,125	$24,693	$17,366
07/2023	$19,341	$25,487	$18,676
08/2023	$18,596	$25,081	$17,778
09/2023	$17,798	$23,885	$16,852
10/2023	$16,597	$23,383	$15,847
11/2023	$17,897	$25,518	$17,273
12/2023	$19,888	$26,678	$19,423
01/2024	$19,138	$27,126	$18,541
02/2024	$19,761	$28,574	$19,147
03/2024	$20,790	$29,494	$19,986
04/2024	$19,649	$28,289	$18,713
05/2024	$20,591	$29,692	$19,588
06/2024	$19,944	$30,757	$19,258
07/2024	$21,884	$31,132	$21,605
08/2024	$21,469	$31,887	$21,199
09/2024	$21,540	$32,568	$21,213
10/2024	$21,261	$32,272	$20,881
11/2024	$23,312	$34,167	$22,895
12/2024	$21,380	$33,352	$20,987
01/2025	$21,909	$34,281	$21,419
02/2025	$20,868	$33,834	$20,599
03/2025	$19,497	$31,928	$19,362
04/2025	$18,273	$31,711	$18,585
05/2025	$19,341	$33,707	$19,366
06/2025	$20,313	$35,421	$20,324
07/2025	$20,729	$36,216	$20,683
08/2025	$22,083	$36,950	$22,435
09/2025	$21,883	$38,299	$22,886
10/2025	$21,519	$39,196	$22,943

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	1.21%	13.86%	7.96%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class R6: AASRX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_R6 1025

American Beacon

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025 | Class Y: ABSYX

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$89	0.88%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 1.13% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Cumulative Performance from October 31, 2015  through October 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

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	Y	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$100,000	$100,000	$100,000
11/2015	$102,089	$100,297	$102,843
12/2015	$96,415	$98,715	$97,421
01/2016	$89,944	$93,817	$90,877
02/2016	$91,073	$93,690	$91,497
03/2016	$98,760	$100,046	$99,080
04/2016	$99,585	$100,434	$101,179
05/2016	$101,279	$102,237	$103,034
06/2016	$99,889	$102,502	$103,347
07/2016	$104,927	$106,282	$108,923
08/2016	$106,795	$106,431	$111,630
09/2016	$107,316	$106,451	$112,510
10/2016	$104,493	$104,509	$108,812
11/2016	$118,434	$108,380	$123,254
12/2016	$122,075	$110,522	$128,344
01/2017	$122,612	$112,618	$127,428
02/2017	$123,864	$117,090	$129,271
03/2017	$123,372	$117,226	$128,177
04/2017	$123,462	$118,430	$128,682
05/2017	$119,123	$120,097	$124,674
06/2017	$122,791	$120,846	$129,036
07/2017	$123,462	$123,331	$129,852
08/2017	$119,972	$123,709	$126,661
09/2017	$128,561	$126,261	$135,629
10/2017	$130,306	$129,207	$135,807
11/2017	$133,795	$133,170	$139,737
12/2017	$132,630	$134,650	$138,403
01/2018	$135,425	$142,360	$140,109
02/2018	$128,756	$137,113	$133,103
03/2018	$129,933	$133,628	$134,750
04/2018	$131,110	$134,141	$137,085
05/2018	$137,435	$137,371	$145,060
06/2018	$138,318	$138,217	$145,939
07/2018	$140,622	$143,360	$148,515
08/2018	$144,790	$148,032	$152,053
09/2018	$141,308	$148,874	$148,280
10/2018	$126,354	$138,699	$135,004
11/2018	$128,315	$141,525	$137,181
12/2018	$111,812	$127,646	$120,599
01/2019	$125,167	$139,064	$133,790
02/2019	$130,825	$143,529	$138,990
03/2019	$125,506	$146,318	$134,983
04/2019	$132,296	$152,243	$140,087
05/2019	$118,433	$142,568	$128,645
06/2019	$127,656	$152,616	$136,839
07/2019	$128,958	$154,809	$137,059
08/2019	$119,678	$152,357	$129,410
09/2019	$126,242	$155,207	$136,055
10/2019	$128,788	$158,569	$139,351
11/2019	$133,032	$164,325	$142,613
12/2019	$137,940	$169,285	$147,606
01/2020	$130,453	$169,218	$139,644
02/2020	$116,572	$155,288	$126,075
03/2020	$84,953	$136,108	$94,969
04/2020	$97,048	$153,557	$106,684
05/2020	$101,886	$160,870	$109,746
06/2020	$103,786	$164,069	$112,923
07/2020	$107,472	$173,320	$115,253
08/2020	$112,425	$185,779	$121,462
09/2020	$107,127	$178,720	$115,810
10/2020	$111,965	$173,967	$119,952
11/2020	$132,641	$193,010	$143,110
12/2020	$143,397	$200,431	$154,447
01/2021	$146,185	$198,407	$162,572
02/2021	$162,273	$203,879	$177,846
03/2021	$171,508	$212,808	$187,140
04/2021	$175,573	$224,165	$190,925
05/2021	$180,278	$225,730	$196,866
06/2021	$175,689	$231,000	$195,673
07/2021	$171,740	$236,488	$188,669
08/2021	$174,237	$243,678	$193,721
09/2021	$172,030	$232,345	$189,840
10/2021	$178,187	$248,623	$197,079
11/2021	$173,715	$246,900	$190,347
12/2021	$183,656	$257,966	$198,109
01/2022	$175,507	$244,617	$186,559
02/2022	$180,201	$237,292	$189,646
03/2022	$182,157	$246,103	$193,356
04/2022	$168,661	$224,642	$178,351
05/2022	$174,464	$225,054	$181,774
06/2022	$155,492	$206,478	$163,817
07/2022	$171,008	$225,516	$179,677
08/2022	$166,510	$216,319	$173,995
09/2022	$148,842	$196,396	$156,265
10/2022	$171,856	$212,297	$175,937
11/2022	$180,397	$224,161	$181,313
12/2022	$169,277	$211,246	$169,416
01/2023	$185,619	$224,519	$185,583
02/2023	$183,923	$219,041	$181,305
03/2023	$172,438	$227,083	$168,304
04/2023	$167,967	$230,627	$164,107
05/2023	$163,804	$231,630	$160,879
06/2023	$179,838	$246,935	$173,658
07/2023	$191,940	$254,868	$186,763
08/2023	$184,540	$250,810	$177,779
09/2023	$176,600	$238,852	$168,520
10/2023	$164,652	$233,830	$158,467
11/2023	$177,525	$255,184	$172,732
12/2023	$197,359	$266,777	$194,230
01/2024	$189,833	$271,260	$185,407
02/2024	$196,064	$285,744	$191,473
03/2024	$206,179	$294,938	$199,864
04/2024	$194,850	$282,891	$187,129
05/2024	$204,156	$296,919	$195,881
06/2024	$197,763	$307,573	$192,580
07/2024	$216,941	$311,316	$216,050
08/2024	$212,814	$318,868	$211,994
09/2024	$213,542	$325,678	$212,130
10/2024	$210,710	$322,725	$208,811
11/2024	$231,021	$341,669	$228,952
12/2024	$211,860	$333,524	$209,875
01/2025	$217,143	$342,812	$214,186
02/2025	$206,752	$338,339	$205,986
03/2025	$193,192	$319,275	$193,625
04/2025	$181,040	$317,110	$185,849
05/2025	$191,607	$337,071	$193,657
06/2025	$201,205	$354,212	$203,240
07/2025	$205,255	$362,161	$206,829
08/2025	$218,728	$369,503	$224,346
09/2025	$216,703	$382,990	$228,856
10/2025	$213,092	$391,957	$229,430

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	1.13%	13.74%	7.86%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Class Y: ABSYX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_Y 1025

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$277,657	10/31/24
$291,676	10/31/25

(b)
Audit Related Fees	Fiscal Year Ended
$0	10/31/24
$0	10/31/25

(c)
Tax Fees(1)	Fiscal Year Ended
$182,187	10/31/24
$162,784	10/31/25

(d)
All Other Fees	Fiscal Year Ended
$0	10/31/24
$0	10/31/25

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$182,187	$ 31,575	N/A	10/31/24
$162,784	$196,894	N/A	10/31/25

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

# Annual Financial Statements

## October 31, 2025

Balanced Fund

Bal 1025

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	October 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Balanced Fund.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Balanced Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 30, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 54.5%

Communication Services - 3.3%

Entertainment - 0.7%
Electronic Arts, Inc.	1,575	$315,094
Warner Bros Discovery, Inc.A	17,799	399,588

		714,682

Interactive Media & Services - 1.5%
Alphabet, Inc., Class A	5,752	1,617,405

Media - 1.1%
Comcast Corp., Class A	27,790	773,534
Omnicom Group, Inc.	6,086	456,572

		1,230,106

Total Communication Services		3,562,193

Consumer Discretionary - 5.0%

Automobile Components - 1.3%
Aptiv PLCA	14,862	1,205,308
BorgWarner, Inc.	3,700	158,952

		1,364,260

Automobiles - 0.8%
General Motors Co.	12,342	852,709

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.A	50,294	1,449,976
Wynn Resorts Ltd.	7,037	837,333

		2,287,309

Household Durables - 0.7%
Lennar Corp., Class A	5,940	735,194

Specialty Retail - 0.1%
Lithia Motors, Inc.	450	141,336

Total Consumer Discretionary		5,380,808

Consumer Staples - 1.9%

Beverages - 1.1%
Constellation Brands, Inc., Class A	2,200	289,036
Keurig Dr. Pepper, Inc.	32,356	878,789

		1,167,825

Food Products - 0.8%
Conagra Brands, Inc.	7,500	128,925
J.M. Smucker Co.	1,500	155,325
Kraft Heinz Co.	19,300	477,289
Mondelez International, Inc., Class A	2,800	160,888

		922,427

Total Consumer Staples		2,090,252

Energy - 5.6%

Energy Equipment & Services - 1.5%
Baker Hughes Co.	6,100	295,301
Halliburton Co.	13,970	374,955
NOV, Inc.	36,000	525,600
SLB Ltd.	13,000	468,780

		1,664,636

See accompanying notes

2

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 54.5% (continued)

Energy - 5.6% (continued)

Oil, Gas & Consumable Fuels - 4.1%
APA Corp.	36,314	$822,512
Chevron Corp.	2,597	409,599
ConocoPhillips	2,536	225,349
Exxon Mobil Corp.	8,342	953,991
Murphy Oil Corp.	2,700	76,410
Ovintiv, Inc.	9,300	348,843
Permian Resources Corp.	28,789	361,590
Phillips 66	5,300	721,542
Shell PLC, ADR	7,335	549,538

		4,469,374

Total Energy		6,134,010

Financials - 11.7%

Banks - 5.3%
Bank of America Corp.	28,390	1,517,445
Citigroup, Inc.	9,557	967,455
Citizens Financial Group, Inc.	8,668	440,941
First Citizens BancShares, Inc., Class A	175	319,344
Truist Financial Corp.	7,400	330,262
U.S. Bancorp	13,400	625,512
Wells Fargo & Co.	12,471	1,084,603
Western Alliance Bancorp	6,846	529,538

		5,815,100

Capital Markets - 1.1%
LPL Financial Holdings, Inc.	1,439	542,949
State Street Corp.	5,276	610,222

		1,153,171

Consumer Finance - 1.2%
American Express Co.	1,843	664,825
Capital One Financial Corp.	1,544	339,665
SLM Corp.	9,577	257,142

		1,261,632

Financial Services - 2.1%
Berkshire Hathaway, Inc., Class BA	1,897	905,893
Corebridge Financial, Inc.	8,900	289,784
Fidelity National Information Services, Inc.	14,751	922,233
Fiserv, Inc.A	2,500	166,725

		2,284,635

Insurance - 2.0%
American International Group, Inc.	17,491	1,381,090
Everest Group Ltd.	837	263,253
Hartford Insurance Group, Inc.	1,840	228,491
Willis Towers Watson PLC	947	296,506

		2,169,340

Total Financials		12,683,878

Health Care - 7.1%

Health Care Equipment & Supplies - 2.0%
GE HealthCare Technologies, Inc.	9,187	688,566
Medtronic PLC	12,943	1,173,930
Solventum Corp.A	2,100	144,984

See accompanying notes

3

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 54.5% (continued)

Health Care - 7.1% (continued)

Health Care Equipment & Supplies - 2.0% (continued)
Zimmer Biomet Holdings, Inc.	1,972	$198,304

		2,205,784

Health Care Providers & Services - 3.2%
Centene Corp.A	3,460	122,380
Cigna Group	550	134,425
CVS Health Corp.	3,030	236,794
Elevance Health, Inc.	2,896	918,611
HCA Healthcare, Inc.	720	330,970
Humana, Inc.	1,610	447,886
Labcorp Holdings, Inc.	600	152,376
UnitedHealth Group, Inc.	3,292	1,124,416

		3,467,858

Life Sciences Tools & Services - 0.4%
Avantor, Inc.A	34,172	403,913

Pharmaceuticals - 1.5%
GSK PLC, ADRB	3,654	171,227
Merck & Co., Inc.	9,284	798,238
Sanofi SA, ADR	13,805	698,257

		1,667,722

Total Health Care		7,745,277

Industrials - 6.1%

Aerospace & Defense - 0.7%
Boeing Co.A	1,530	307,561
General Dynamics Corp.	700	241,430
RTX Corp.	1,000	178,500

		727,491

Air Freight & Logistics - 0.6%
FedEx Corp.	2,630	667,547

Building Products - 0.9%
Johnson Controls International PLC	8,296	948,979

Construction & Engineering - 0.4%
AECOM	2,564	344,473
Fluor Corp.A	2,300	112,171

		456,644

Electrical Equipment - 0.4%
Vertiv Holdings Co., Class A	2,546	491,022

Ground Transportation - 0.6%
JB Hunt Transport Services, Inc.	2,424	409,316
Norfolk Southern Corp.	860	243,707

		653,023

Machinery - 2.5%
CNH Industrial NV	30,280	317,637
Cummins, Inc.	1,212	530,468
Deere & Co.	520	240,048
Fortive Corp.	15,330	771,712
PACCAR, Inc.	5,058	497,707

See accompanying notes

4

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 54.5% (continued)

Industrials - 6.1% (continued)

Machinery - 2.5% (continued)
Stanley Black & Decker, Inc.	2,500	$169,300
Timken Co.	1,900	149,169

		2,676,041

Total Industrials		6,620,747

Information Technology - 6.7%

Communications Equipment - 1.1%
F5, Inc.A	4,870	1,232,353

IT Services - 0.6%
Cognizant Technology Solutions Corp., Class A	8,416	613,358

Semiconductors & Semiconductor Equipment - 2.3%
Entegris, Inc.	8,838	809,296
Microchip Technology, Inc.	12,863	802,908
QUALCOMM, Inc.	4,822	872,300

		2,484,504

Software - 2.7%
Oracle Corp.	2,539	666,767
Salesforce, Inc.	2,300	598,943
Workday, Inc., Class AA	6,890	1,653,049

		2,918,759

Total Information Technology		7,248,974

Materials - 2.3%

Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,783	675,128
Axalta Coating Systems Ltd.A	17,942	510,809
Olin Corp.	9,300	192,510
PPG Industries, Inc.	4,700	459,425

		1,837,872

Construction Materials - 0.6%
CRH PLC	5,458	650,048

Total Materials		2,487,920

Real Estate - 1.3%

Industrial REITs - 0.3%
Prologis, Inc.	2,787	345,839

Specialized REITs - 1.0%
Public Storage	1,694	471,881
VICI Properties, Inc.	20,280	608,197

		1,080,078

Total Real Estate		1,425,917

Utilities - 3.5%

Electric Utilities - 3.0%
Entergy Corp.	8,776	843,286
PG&E Corp.	31,956	510,018
Pinnacle West Capital Corp.	7,793	689,836
PPL Corp.	9,147	334,048

See accompanying notes

5

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 54.5% (continued)

Utilities - 3.5% (continued)

Electric Utilities - 3.0% (continued)
Xcel Energy, Inc.	10,523	$854,152

		3,231,340

Multi-Utilities - 0.5%
Dominion Energy, Inc.	10,400	610,376

Total Utilities		3,841,716

Total Common Stocks (Cost $44,459,724)		59,221,692

	Principal Amount

CORPORATE OBLIGATIONS - 11.1%

Communications - 1.3%

Internet - 0.4%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	$250,000	240,168
4.650%, Due 12/1/2029	250,000	256,349

		496,517

Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	30,000	28,982
5.750%, Due 4/1/2048	115,000	101,997
3.850%, Due 4/1/2061	85,000	52,319
3.950%, Due 6/30/2062	85,000	52,633
Comcast Corp., 6.550%, Due 7/1/2039	217,000	239,177
Cox Communications, Inc., 5.950%, Due 9/1/2054C	265,000	241,470

		716,578

Telecommunications - 0.2%
Verizon Communications, Inc., 4.780%, Due 2/15/2035	181,000	177,349

Total Communications		1,390,444

Consumer, Cyclical - 0.7%

Retail - 0.7%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	483,101
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	142,214
7.550%, Due 2/15/2030	169,000	193,012

		818,327

Total Consumer, Cyclical		818,327

Consumer, Non-Cyclical - 0.8%

Beverages - 0.3%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	304,490

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	560,000	547,026

Total Consumer, Non-Cyclical		851,516

Energy - 0.2%

Oil & Gas - 0.1%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)D E	150,000	160,222

Pipelines - 0.1%
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	49,599

See accompanying notes

6

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.1% (continued)

Energy - 0.2% (continued)

Pipelines - 0.1% (continued)

Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032C	$65,000	$57,717

		107,316

Total Energy		267,538

Financial - 2.6%

Banks - 1.6%
Bank of America Corp.,
1.734%, Due 7/22/2027, (1 day USD SOFR + 0.960%)D	350,000	343,814
6.110%, Due 1/29/2037	176,000	189,878
Citigroup, Inc., 5.875%, Due 1/30/2042	145,000	153,743
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	244,140
JPMorgan Chase & Co., 5.500%, Due 10/15/2040	313,000	328,416

PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	468,448

		1,728,439

Insurance - 1.0%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	294,036
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	35,421
Markel Group, Inc., 5.000%, Due 5/20/2049	100,000	90,138
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	188,872
4.721%, Due 12/15/2044	193,000	178,274
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	281,471

		1,068,212

Total Financial		2,796,651

Industrial - 1.2%

Aerospace/Defense - 0.2%
RTX Corp., 6.125%, Due 7/15/2038	217,000	239,386

Machinery - Construction & Mining - 0.2%
Caterpillar Financial Services Corp., 4.375%, Due 8/16/2029	200,000	203,114

Machinery - Diversified - 0.4%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	470,178

Transportation - 0.4%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	214,489

CSX Corp., 5.500%, Due 4/15/2041	157,000	161,006

		375,495

Total Industrial		1,288,173

Technology - 1.9%

Computers - 1.3%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	187,757
2.200%, Due 9/11/2029	300,000	282,057
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	521,166
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	414,408

		1,405,388

Semiconductors - 0.6%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039C	200,000	212,721

NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	472,969

		685,690

Total Technology		2,091,078

See accompanying notes

7

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.1% (continued)

Utilities - 2.4%

Electric - 2.4%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	$210,000	$176,211
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	254,934
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	173,552
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)D	115,000	120,877
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)D	175,000	182,454
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	55,000	56,998
6.000%, Due 1/15/2038	40,000	43,431
6.050%, Due 4/15/2038	115,000	125,073
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	95,957
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	63,885
4.200%, Due 8/15/2045	30,000	25,533
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	227,905
Entergy Corp.,
2.800%, Due 6/15/2030	30,000	28,021
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)D	45,000	47,278
PacifiCorp,
4.150%, Due 2/15/2050	125,000	97,548
5.350%, Due 12/1/2053	95,000	87,550
5.500%, Due 5/15/2054	155,000	146,322
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	45,000	46,733
5.400%, Due 3/15/2035	70,000	72,178
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)D	135,000	138,635
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)D	100,000	103,477
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)D	45,000	46,086
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)D	80,000	81,286

System Energy Resources, Inc., 5.300%, Due 12/15/2034	145,000	146,335

		2,588,259

Total Utilities		2,588,259

Total Corporate Obligations (Cost $12,294,460)		12,091,986

FOREIGN CORPORATE OBLIGATIONS - 2.9%

Communications - 0.3%

Telecommunications - 0.3%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	187,511

Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	140,514

		328,025

Total Communications		328,025

Consumer, Cyclical - 0.3%

Auto Manufacturers - 0.3%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027C	350,000	358,072

Consumer, Non-Cyclical - 1.4%

Agriculture - 0.4%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	37,359
4.540%, Due 8/15/2047	260,000	217,946
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	182,234

		437,539

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	519,228

See accompanying notes

8

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.9% (continued)

Consumer, Non-Cyclical - 1.4% (continued)

Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC,
3.950%, Due 4/15/2045C	$245,000	$183,185
4.700%, Due 7/15/2064C	200,000	152,799
Bayer U.S. Finance LLC, 6.125%, Due 11/21/2026C	200,000	203,382

		539,366

Total Consumer, Non-Cyclical		1,496,133

Energy - 0.5%

Oil & Gas - 0.4%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	426,786

Pipelines - 0.1%
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	86,670

Total Energy		513,456

Financial - 0.4%

Banks - 0.1%
HBOS PLC, 6.000%, Due 11/1/2033C	80,000	84,112

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)D	150,000	157,684

Insurance - 0.2%
Fairfax Financial Holdings Ltd.,
6.350%, Due 3/22/2054	200,000	211,596
6.100%, Due 3/15/2055	35,000	36,090

		247,686

Total Financial		489,482

Total Foreign Corporate Obligations (Cost $3,143,248)		3,185,168

FOREIGN SOVEREIGN OBLIGATIONS - 0.3% (Cost $283,916)
Mexico Government International Bonds, 3.771%, Due 5/24/2061	450,000	289,778

ASSET-BACKED OBLIGATIONS - 1.0%
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	10,882	10,905
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2C	75,000	76,395
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AC	110,000	107,088
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	90,000	90,909
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AC	90,000	87,731
Honda Auto Receivables Owner Trust, 4.570%, Due 9/21/2029, 2025-1 A3	85,000	85,834
John Deere Owner Trust, 3.740%, Due 2/16/2027, 2022-B A3	17,359	17,340
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1C	125,000	105,469
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3C	165,000	165,599
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3C	100,000	100,391
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIC	98,250	91,103
Volkswagen Auto Lease Trust, 4.010%, Due 1/22/2029, 2025-B A3	110,000	110,095
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	60,000	60,314

Total Asset-Backed Obligations (Cost $1,134,316)		1,109,173

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.1% (Cost $135,636)
BX Commercial Mortgage Trust, 4.847%, Due 9/15/2036, 2021-VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	135,636	135,552

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.9%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	$3,944	$3,906
3.000%, Due 11/1/2032	28,458	27,751
5.000%, Due 8/1/2033	10,745	10,910
5.500%, Due 2/1/2034	10,583	10,864
2.500%, Due 6/1/2035	48,974	46,246
2.000%, Due 3/1/2036	142,084	131,110
4.000%, Due 1/1/2041	35,802	35,125
4.500%, Due 2/1/2041	25,109	25,279
2.500%, Due 9/1/2041	119,322	107,078
3.500%, Due 5/1/2042	118,640	113,666
3.500%, Due 6/1/2042	119,950	114,708
3.000%, Due 4/1/2047	109,973	98,901
3.000%, Due 8/1/2048	100,057	91,180
2.500%, Due 7/1/2050	65,639	56,143
2.500%, Due 12/1/2050	61,408	52,733
2.500%, Due 11/1/2051	118,199	102,284
2.000%, Due 2/1/2052	111,455	91,292
2.000%, Due 3/1/2052	198,720	161,961
2.500%, Due 5/1/2052	96,914	83,581
6.000%, Due 3/1/2053	58,345	60,785
4.500%, Due 5/1/2053	91,444	89,514
5.000%, Due 8/1/2053	190,601	190,251
6.000%, Due 8/1/2053	156,476	160,400
5.500%, Due 9/1/2053	107,048	109,750
5.500%, Due 2/1/2054	277,453	282,400
6.000%, Due 4/1/2054	117,853	122,275
6.000%, Due 8/1/2054	92,202	95,228
5.000%, Due 9/1/2054	147,659	148,042
5.500%, Due 5/1/2055	276,176	282,870

		2,906,233

Federal National Mortgage Association,
3.500%, Due 1/1/2028	3,726	3,697
5.000%, Due 3/1/2034	11,930	12,091
4.500%, Due 4/1/2034	21,760	21,876
3.000%, Due 10/1/2034	2,808	2,718
2.000%, Due 11/1/2035	95,175	88,230
2.000%, Due 12/1/2035	45,373	42,011
3.500%, Due 6/1/2037	66,194	64,173
5.500%, Due 6/1/2038	2,849	2,955
4.500%, Due 1/1/2040	25,596	25,739
5.000%, Due 5/1/2040	45,987	47,239
5.000%, Due 6/1/2040	26,539	27,260
4.000%, Due 9/1/2040	25,095	24,626
4.000%, Due 1/1/2041	48,829	47,850
2.500%, Due 11/1/2041	94,268	85,059
3.000%, Due 6/1/2043	231,954	214,850
3.000%, Due 8/1/2043	211,391	195,803
4.000%, Due 7/1/2045	50,251	48,693
3.500%, Due 8/1/2045	23,226	21,997
3.500%, Due 11/1/2045	224,717	212,619
3.500%, Due 1/1/2046	88,610	83,923
3.500%, Due 5/1/2046	23,781	22,427
4.000%, Due 7/1/2046	50,131	48,614
3.000%, Due 10/1/2046	18,811	17,128
3.000%, Due 11/1/2046	108,627	99,570
3.500%, Due 3/1/2047	26,778	25,241
4.500%, Due 7/1/2047	11,515	11,422
4.500%, Due 8/1/2047	21,013	20,849
3.500%, Due 9/1/2047	34,350	32,341
4.500%, Due 4/1/2048	9,596	9,484
4.500%, Due 7/1/2048	56,307	55,934
4.500%, Due 10/1/2049	65,099	64,304
4.000%, Due 11/1/2049	135,865	130,966
2.500%, Due 8/1/2050	294,926	252,651
3.000%, Due 8/1/2050	83,835	75,051
2.500%, Due 9/1/2050	96,539	83,056
2.500%, Due 10/1/2050	44,833	38,340
3.000%, Due 10/1/2050	90,899	81,882
2.000%, Due 3/1/2051	142,675	117,632
2.000%, Due 4/1/2051	225,151	184,422

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.9% (continued)
Federal National Mortgage Association, (continued)
3.000%, Due 5/1/2051	$102,110	$92,082
3.000%, Due 6/1/2051	102,483	91,597
3.500%, Due 6/1/2051	118,273	109,577
2.000%, Due 7/1/2051	229,225	187,681
3.500%, Due 7/1/2051	100,412	93,557
2.500%, Due 8/1/2051	211,934	182,517
3.000%, Due 11/1/2051	75,051	66,687
2.000%, Due 1/1/2052	349,218	286,966
2.500%, Due 2/1/2052	181,208	156,412
3.500%, Due 5/1/2052	133,959	123,911
4.000%, Due 6/1/2052	157,171	150,518
5.000%, Due 6/1/2052	253,146	256,185
3.000%, Due 7/1/2052	104,393	93,926
4.500%, Due 10/1/2052	155,308	152,836
5.000%, Due 12/1/2052	114,981	114,942
5.000%, Due 4/1/2053	77,671	78,074
4.500%, Due 6/1/2053	96,633	95,566
5.500%, Due 10/1/2053	184,672	187,173
6.000%, Due 1/1/2054	200,779	208,367
5.500%, Due 2/1/2054	194,605	198,610
6.500%, Due 6/1/2054	35,223	37,083
5.500%, Due 11/1/2054	205,817	208,589

		5,817,579

Government National Mortgage Association,
6.500%, Due 8/15/2027	634	637
6.500%, Due 11/15/2027	1,099	1,109
7.500%, Due 12/15/2028	2,686	2,745
5.500%, Due 7/15/2033	11,000	11,408
6.000%, Due 12/15/2033	15,458	16,030
5.500%, Due 2/20/2034	15,872	16,367
5.000%, Due 10/15/2039	32,709	33,616
3.500%, Due 9/15/2041	64,529	60,635
3.500%, Due 8/20/2047	12,724	11,904
3.500%, Due 10/20/2047	11,633	10,840
4.000%, Due 1/20/2048	57,866	55,585
5.000%, Due 1/20/2050	26,086	26,495
4.500%, Due 2/20/2050	24,909	24,717
5.000%, Due 2/20/2050	13,960	14,207
2.500%, Due 4/20/2050	124,329	107,858
2.500%, Due 6/20/2051	124,088	107,471
3.000%, Due 6/20/2051	53,252	47,909
2.500%, Due 7/20/2051	194,552	168,471
3.000%, Due 8/20/2051	120,613	109,762
2.500%, Due 11/20/2051	99,427	86,128
3.000%, Due 12/20/2051	235,105	211,393
3.500%, Due 1/20/2052	85,745	79,177
4.000%, Due 3/20/2052	88,682	84,599
2.500%, Due 4/20/2052	55,847	48,377
4.500%, Due 9/20/2052	116,020	114,067
5.000%, Due 4/20/2053	224,327	224,621
5.500%, Due 7/20/2053	177,623	180,100
5.000%, Due 12/20/2054	168,227	167,861
5.500%, Due 5/20/2055	44,371	44,766

		2,068,855

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,346,157)		10,792,667

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	256,009
3.750%, Due 1/25/2030	300,000	299,024
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	359,735

		914,768

Total U.S. Government Agency Obligations (Cost $904,110)		914,768

U.S. TREASURY OBLIGATIONS - 11.6%
U.S. Treasury Bonds,
5.250%, Due 11/15/2028	217,000	227,104
4.750%, Due 2/15/2037	304,000	320,767

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 11.6% (continued)
U.S. Treasury Bonds, (continued)
4.500%, Due 8/15/2039	$241,000	$244,088
2.750%, Due 8/15/2042	250,000	196,133
2.875%, Due 5/15/2049	500,000	368,477
4.625%, Due 5/15/2054	490,000	485,980
4.750%, Due 8/15/2055	315,000	319,282

		2,161,831

U.S. Treasury Notes,
2.250%, Due 11/15/2025	1,530,000	1,529,113
4.875%, Due 4/30/2026	1,440,000	1,447,593
2.000%, Due 11/15/2026	500,000	491,254
2.500%, Due 3/31/2027	250,000	246,035
4.125%, Due 10/31/2027	250,000	252,500
2.875%, Due 5/15/2028	200,000	196,539
2.875%, Due 8/15/2028	300,000	294,270
2.625%, Due 2/15/2029	450,000	436,201
2.875%, Due 4/30/2029	300,000	292,594
2.375%, Due 5/15/2029	450,000	431,314
1.625%, Due 8/15/2029	350,000	325,623
1.750%, Due 11/15/2029	200,000	186,063
3.500%, Due 1/31/2030	350,000	347,580
4.000%, Due 2/28/2030	250,000	253,184
3.625%, Due 8/31/2030	690,000	687,574
4.625%, Due 4/30/2031	40,000	41,706
3.625%, Due 9/30/2031	200,000	198,125
4.375%, Due 1/31/2032	150,000	154,465
4.000%, Due 7/31/2032	100,000	100,723
3.875%, Due 9/30/2032	150,000	149,906
3.750%, Due 10/31/2032	100,000	99,156
4.125%, Due 11/15/2032	250,000	253,623
3.500%, Due 2/15/2033	250,000	243,525
3.875%, Due 8/15/2033	200,000	199,031
4.000%, Due 2/15/2034	300,000	300,199
4.375%, Due 5/15/2034	100,000	102,637
3.875%, Due 8/15/2034	300,000	296,531
4.250%, Due 8/15/2035	835,000	845,438

		10,402,502

Total U.S. Treasury Obligations (Cost $12,894,336)		12,564,333

	Shares

FOREIGN COMMON STOCKS - 3.3%

Communication Services - 0.2%

Media - 0.2%
WPP PLC, ADRB	12,800	242,816

Consumer Discretionary - 0.6%

Automobile Components - 0.6%
Magna International, Inc.	12,704	599,756

Consumer Staples - 0.8%

Beverages - 0.1%
Anheuser-Busch InBev SA, ADRB	2,600	158,340

Personal Products - 0.7%
Unilever PLC, ADRB	11,695	703,922

Total Consumer Staples		862,262

Financials - 0.5%

Banks - 0.5%
Bank of Nova Scotia	8,854	580,822

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

FOREIGN COMMON STOCKS - 3.3% (continued)

Information Technology - 1.2%

Communications Equipment - 0.9%
Telefonaktiebolaget LM Ericsson, ADRB	103,130	$1,040,582

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	1,208	298,388

Total Information Technology		1,338,970

Total Foreign Common Stocks (Cost $2,831,529)		3,624,626

SHORT-TERM INVESTMENTS - 5.2% (Cost $5,622,431)

Investment Companies - 5.2%
American Beacon U.S. Government Money Market Select Fund, 4.02%F G	5,622,431	5,622,431

SECURITIES LENDING COLLATERAL - 0.7% (Cost $722,125)

Investment Companies - 0.7%
American Beacon U.S. Government Money Market Select Fund, 4.02%F G	722,125	722,125

TOTAL INVESTMENTS - 101.4% (Cost $95,771,988)		110,274,299
LIABILITIES, NET OF OTHER ASSETS - (1.4%)		(1,533,828)

TOTAL NET ASSETS - 100.0%		$108,740,471

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2025 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,930,086 or 2.7% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2025.

E Perpetual maturity. The date shown, if any, is the next call date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on October 31, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	14	December 2025	$4,717,202	$4,811,800	$94,598

			$4,717,202	$4,811,800	$94,598

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2025

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$59,221,692	$-	$-	$59,221,692
Corporate Obligations	-	12,091,986	-	12,091,986
Foreign Corporate Obligations	-	3,185,168	-	3,185,168
Foreign Sovereign Obligations	-	289,778	-	289,778
Asset-Backed Obligations	-	1,109,173	-	1,109,173
Commercial Mortgage-Backed Obligations	-	135,552	-	135,552
U.S. Agency Mortgage-Backed Obligations	-	10,792,667	-	10,792,667
U.S. Government Agency Obligations	-	914,768	-	914,768
U.S. Treasury Obligations	-	12,564,333	-	12,564,333
Foreign Common Stocks	3,624,626	-	-	3,624,626
Short-Term Investments	5,622,431	-	-	5,622,431
Securities Lending Collateral	722,125	-	-	722,125

Total Investments in Securities - Assets	$69,190,874	$41,083,425	$-	$110,274,299

Financial Derivative Instruments - Assets
Futures Contracts	$94,598	$-	$-	$94,598

Total Financial Derivative Instruments - Assets	$94,598	$-	$-	$94,598

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

14

American Beacon Balanced FundSM

Statement of Assets and Liabilities

October 31, 2025

Assets:
Investments in unaffiliated securities, at fair value†	$103,929,743
Investments in affiliated securities, at fair value‡ §	6,344,556
Cash collateral held at broker for futures contracts	356,000
Dividends and interest receivable	396,264
Receivable for investments sold	73,816
Receivable for fund shares sold	5,684
Receivable for tax reclaims	1,969
Receivable for variation margin on open futures contracts (Note 5)	94,598
Prepaid expenses	37,007

Total assets	111,239,637

Liabilities:
Payable for investments purchased	1,448,175
Payable for fund shares redeemed	10,504
Cash due to broker for futures contracts	81,681
Cash due to custodian	203
Management and sub-advisory fees payable (Note 2)	79,011
Service fees payable (Note 2)	21,020
Transfer agent fees payable (Note 2)	4,773
Payable upon return of securities loaned (Note 9)§	722,125
Custody and fund accounting fees payable	47,677
Professional fees payable	72,104
Trustee fees payable (Note 2)	1,035
Payable for prospectus and shareholder reports	7,597
Other liabilities	3,261

Total liabilities	2,499,166

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$108,740,471

See accompanying notes

15

American Beacon Balanced FundSM

Statement of Assets and Liabilities

October 31, 2025

Analysis of net assets:
Paid-in-capital	$85,530,588
Total distributable earnings (deficits)A	23,209,883

Net assets	$108,740,471

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	710,764

Y Class	2,003,457

Investor Class	3,365,598

Advisor Class	32,611

A Class	1,603,653

C Class	309,455

Net assets:
R5 Class	$11,120,466

Y Class	$31,705,136

Investor Class	$41,761,998

Advisor Class	$456,682

A Class	$19,791,954

C Class	$3,904,235

Net asset value, offering and redemption price per share:
R5 Class	$15.65

Y Class	$15.83

Investor Class	$12.41

Advisor Class	$14.00

A Class	$12.34

A Class (offering price)	$13.09

C Class	$12.62

† Cost of investments in unaffiliated securities	$89,427,432
‡ Cost of investments in affiliated securities	$6,344,556
§ Fair value of securities on loan	$1,989,681

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

16

American Beacon Balanced FundSM

Statement of Operations

For the year ended October 31, 2025

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,427,843
Dividend income from affiliated securities (Note 2)	127,781
Interest income	1,760,938
Income derived from securities lending (Note 9)	8,682

Total investment income	3,325,244

Expenses:
Management and sub-advisory fees (Note 2)	551,542
Transfer agent fees (Note 2):
R5 Class	3,370
Y Class	27,209
Investor Class	9,518
Advisor Class	159
A Class	1,216
C Class	567
Custody and fund accounting fees	115,046
Professional fees	76,776
Registration fees and expenses	87,737
Service fees (Note 2):
Investor Class	123,036
Advisor Class	2,138
A Class	16,794
C Class	3,943
Distribution fees (Note 2):
Advisor Class	2,222
A Class	49,001
C Class	47,075
Prospectus and shareholder report expenses	21,612
Trustee fees (Note 2)	10,922
Line of credit interest expense (Note 10)	1,142
Other expenses	43,802

Total expenses	1,194,827

Net investment income	2,130,417

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	9,181,103
Foreign currency transactions	(139)
Futures contracts	402,256
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(3,320,723)
Futures contracts	107,107

Net gain from investments	6,369,604

Net increase in net assets resulting from operations	$8,500,021

† Foreign taxes. .	$24,390

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

17

American Beacon Balanced FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2025	Year Ended October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$2,130,417	$2,201,559
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	9,583,220	10,712,391
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(3,213,616)	11,262,065

Net increase in net assets resulting from operations .	8,500,021	24,176,015

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,025,917)	(279,743)
Y Class	(2,512,515)	(642,271)
Investor Class	(4,735,894)	(1,254,933)
Advisor Class	(98,335)	(23,498)
A Class	(2,149,768)	(436,711)
C Class	(520,495)	(167,049)

Net distributions to shareholders	(11,042,924)	(2,804,205)

Capital share transactions (Note 11):
Proceeds from sales of shares	14,950,232	17,376,789
Reinvestment of dividends and distributions	10,669,491	2,717,398
Cost of shares redeemed	(28,468,364)	(34,058,581)

Net (decrease) in net assets from capital share transactions	(2,848,641)	(13,964,394)

Net increase (decrease) in net assets	(5,391,544)	7,407,416

Net assets:
Beginning of year	114,132,015	106,724,599

End of year	$108,740,471	$114,132,015

See accompanying notes

18

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Balanced Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. For convertible securities, premiums attributable to the conversion feature are not amortized. Paydown gains (losses) on mortgage-related

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

and other asset-backed securities, if any are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Manager also receives a fee of 0.15% of the average daily net assets of the Fund as compensation for the management of a portion of the Fund’s assets.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC (the “Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$378,227
Sub-Advisory Fees	0.17%	173,315

Total	0.52%	$551,542

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended October 31, 2025, the Manager received securities lending fees of $910 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$28,190

As of October 31, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$2,766

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an October 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2025 Shares/Principal	Unrealized Gain (Loss) Change in	Realized Gain (Loss)	Dividend Income	October 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Balanced	$5,622,431	$–	$–	$127,781	$5,622,431
U.S. Government Money Market Select	Securities Lending	Balanced	722,125	–	–	N/A	722,125

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$2,996	$264	$3,260

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2025, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the year ended October 31, 2025 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2025, RID collected $5,373 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2025, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2025, CDSC fees of $8 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds permitted to invest in ABS, subject to the Fund rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Corporate Debt and Other Fixed-Income Securities

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the

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security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the

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Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended October 31, 2025 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable

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from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both

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(known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The

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Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended October 31, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2025
Balanced	$10

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of October 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$94,598	$94,598

The effect of financial derivative instruments on the Statement of Operations as of October 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$402,256	$402,256

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$107,107	$107,107

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted

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across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2025.

Offsetting of Financial and Derivative Assets as of October 31, 2025:
	Assets	Liabilities
Futures Contracts(1)	$94,598	$–

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$94,598	$–

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(94,598)	$–

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Remaining Contractual Maturity of the Agreements As of October 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$722,125	$–	$–	$–	$722,125

Total Borrowings	$722,125	$–	$–	$–	$722,125

Gross amount of recognized liabilities for securities lending transactions					$722,125

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed Securities Risk

Investments in asset-backed securities are influenced by factors affecting the assets underlying the securities, including the broader market sector and individual markets, such as the auto markets. These securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in asset-backed securities also are subject to risks of fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment and extension risk, callable securities risk, valuation risk, liquidity risk, and restricted securities risk. A decline in the credit quality of the issuers of asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or

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proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures

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contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

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Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on

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Notes to Financial Statements

October 31, 2025

the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

38

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

39

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, The Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (“FHLB”), and the Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the coupon is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of

40

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$328,267	$260,888
Y Class	795,724	600,285
Investor Class	1,404,869	1,158,983
Advisor Class	22,991	21,658
A Class	650,071	408,600
C Class	118,108	143,432
Long-term capital gains
R5 Class	697,650	18,855
Y Class	1,716,791	41,986
Investor Class	3,331,025	95,950
Advisor Class	75,344	1,840
A Class	1,499,697	28,111
C Class	402,387	23,617

Total distributions paid	$11,042,924	$2,804,205

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of October 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$97,203,905	$17,123,630	$(4,053,236)	$13,070,394

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Balanced	$13,070,394	$3,429,247	$6,710,242	$-	$-	$23,209,883

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, premium amortization, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

41

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of October 31, 2025:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Balanced	$1,133,181	$(1,133,181)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$25,745,605	$5,737,422	$38,361,602	$6,321,564

A summary of the Fund’s transactions in the USG Select Fund for the year ended October 31, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	October 31, 2025 Shares/Fair Value
Balanced	Direct	$2,401,833	49,224,267	$46,003,669	$5,622,431
Balanced	Securities Lending	398,300	4,651,955	4,328,130	722,125

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

42

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,989,681	$722,125	$1,340,725	$2,062,850

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with

43

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2025, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31,
	2025		2024
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	216,302	$3,314,740	60,329	$924,138
Reinvestment of dividends	69,091	1,013,836	18,468	276,820
Shares redeemed	(311,002)	(4,749,490)	(173,087)	(2,554,177)

Net (decrease) in shares outstanding	(25,609)	$(420,914)	(94,290)	$(1,353,219)

	Y Class
	Year Ended October 31,
	2025		2024
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	521,341	$8,005,002	413,947	$6,236,582
Reinvestment of dividends	162,949	2,418,410	40,750	618,183
Shares redeemed	(557,613)	(8,609,804)	(423,575)	(6,325,862)

Net increase in shares outstanding. .	126,677	$1,813,608	31,122	$528,903

	Investor Class
	Year Ended October 31,
	2025		2024
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	132,665	$1,587,152	214,763	$2,638,751
Reinvestment of dividends	390,560	4,558,670	100,027	1,217,295
Shares redeemed	(724,234)	(8,782,335)	(1,076,464)	(12,997,707)

Net (decrease) in shares outstanding	(201,009)	$(2,636,513)	(761,674)	$(9,141,661)

	Advisor Class
	Year Ended October 31,
	2025		2024
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	6,135	$81,095	3,896	$52,880
Reinvestment of dividends	7,522	98,335	1,733	23,498
Shares redeemed	(62,228)	(830,413)	(5,846)	(77,173)

Net (decrease) in shares outstanding	(48,571)	$(650,983)	(217)	$(795)

44

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2025

	A Class
	Year Ended October 31,
	2025		2024
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	142,886	$1,686,742	594,828	$7,200,212
Reinvestment of dividends	178,343	2,071,516	34,038	415,050
Shares redeemed	(285,679)	(3,416,220)	(280,517)	(3,394,424)

Net increase in shares outstanding	35,550	$342,038	348,349	$4,220,838

	C Class
	Year Ended October 31,
	2025		2024
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	22,583	$275,501	25,949	$324,226
Reinvestment of dividends	42,954	508,724	13,624	166,552
Shares redeemed	(170,977)	(2,080,102)	(707,569)	(8,709,238)

Net (decrease) in shares outstanding	(105,440)	$(1,295,877)	(667,996)	$(8,218,460)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

45

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$15.83		$13.04	$14.07	$16.93	$14.35

Income (loss) from investment operations:
Net investment income	0.34	A	0.28	0.24	0.11	0.19
Net gains (losses) on investments (both realized and unrealized)	0.90		2.87	0.15	(1.56)	4.34

Total income (loss) from investment operations	1.24		3.15	0.39	(1.45)	4.53

Less distributions:
Dividends from net investment income	(0.31)		(0.30)	(0.26)	(0.23)	(0.30)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.42)		(0.36)	(1.42)	(1.41)	(1.95)

Net asset value, end of period	$15.65		$15.83	$13.04	$14.07	$16.93

Total returnB	8.57%		24.37%	2.80%	(9.20)%	33.80%

Ratios and supplemental data:
Net assets, end of period	$11,120,466		$11,658,021	$10,827,923	$12,977,305	$22,687,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87%		0.84%	0.78%	0.72%	0.70%
Expenses, net of reimbursements and/or recoupments	0.87%		0.84%	0.78%	0.72%	0.70%
Net investment income, before expense reimbursements and/or recoupments	2.21%		2.25%	2.10%	1.51%	1.37%
Net investment income, net of reimbursements and/or recoupments	2.21%		2.25%	2.10%	1.51%	1.37%
Portfolio turnover rate	31%		38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

46

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$16.00		$13.17	$14.20	$17.07	$14.46

Income (loss) from investment operations:
Net investment income	0.33	A	0.33	0.29	0.21	0.20
Net gains (losses) on investments (both realized and unrealized)	0.91		2.85	0.08	(1.68)	4.35

Total income (loss) from investment operations	1.24		3.18	0.37	(1.47)	4.55

Less distributions:
Dividends from net investment income	(0.30)		(0.29)	(0.24)	(0.22)	(0.29)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.41)		(0.35)	(1.40)	(1.40)	(1.94)

Net asset value, end of period	$15.83		$16.00	$13.17	$14.20	$17.07

Total returnB	8.47%		24.33%	2.68%	(9.25)%	33.66%

Ratios and supplemental data:
Net assets, end of period	$31,705,136		$30,023,632	$24,304,867	$30,273,662	$40,858,765
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.94%		0.93%	0.84%	0.80%	0.77%
Expenses, net of reimbursements and/or recoupments	0.94%		0.93%	0.84%	0.80%	0.77%
Net investment income, before expense reimbursements and/or recoupments	2.14%		2.16%	2.01%	1.46%	1.31%
Net investment income, net of reimbursements and/or recoupments	2.14%		2.16%	2.01%	1.46%	1.31%
Portfolio turnover rate	31%		38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

47

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of period	$12.85		$10.64		$11.74	$14.35		$12.43

Income (loss) from investment operations:
Net investment income	0.23	A	0.23	A	0.11	0.15	A	0.22
Net gains (losses) on investments (both realized and unrealized)	0.72		2.30		0.17	(1.39)		3.61

Total income (loss) from investment operations	0.95		2.53		0.28	(1.24)		3.83

Less distributions:
Dividends from net investment income	(0.28)		(0.26)		(0.22)	(0.19)		(0.26)
Distributions from net realized gains	(1.11)		(0.06)		(1.16)	(1.18)		(1.65)

Total distributions	(1.39)		(0.32)		(1.38)	(1.37)		(1.91)

Net asset value, end of period	$12.41		$12.85		$10.64	$11.74		$14.35

Total returnB	8.22%		24.01%		2.46%	(9.40)%		33.32%

Ratios and supplemental data:
Net assets, end of period	$41,761,998		$45,826,006		$46,044,377	$54,447,528		$85,251,213
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.15%		1.17%		1.04%	1.03%		0.99%
Expenses, net of reimbursements and/or recoupments	1.15%		1.17%		1.04%	1.03%		0.99%
Net investment income, before expense reimbursements and/or recoupments	1.93%		1.93%		1.84%	1.22%		1.07%
Net investment income, net of reimbursements and/or recoupments	1.93%		1.93%		1.84%	1.22%		1.07%
Portfolio turnover rate	31%		38%		48%	30%		37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

48

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Year Ended October 31,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$14.29		$11.80	$12.86	$15.59		$13.35

Income (loss) from investment operations:
Net investment income	0.24	A	0.23	0.15	0.15	A	0.15
Net gains (losses) on investments (both realized and unrealized)	0.80		2.55	0.15	(1.54)		3.97

Total income (loss) from investment operations	1.04		2.78	0.30	(1.39)		4.12

Less distributions:
Dividends from net investment income	(0.22)		(0.23)	(0.20)	(0.16)		(0.23)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)		(1.65)

Total distributions	(1.33)		(0.29)	(1.36)	(1.34)		(1.88)

Net asset value, end of period	$14.00		$14.29	$11.80	$12.86		$15.59

Total returnB	8.02%		23.74%	2.35%	(9.62)%		33.17%

Ratios and supplemental data:
Net assets, end of period	$456,682		$1,160,350	$960,288	$1,124,266		$2,120,450
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35%		1.35%	1.24%	1.19%		1.16%
Expenses, net of reimbursements and/or recoupments	1.35%		1.35%	1.24%	1.19%		1.16%
Net investment income, before expense reimbursements and/or recoupments	1.80%		1.73%	1.66%	1.05%		0.91%
Net investment income, net of reimbursements and/or recoupments	1.80%		1.73%	1.66%	1.05%		0.91%
Portfolio turnover rate	31%		38%	48%	30%		37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

49

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$12.79		$10.59	$11.69	$14.31	$12.39

Income (loss) from investment operations:
Net investment income	0.23	A	0.36	0.23	0.25	0.11
Net gains (losses) on investments (both realized and unrealized)	0.71		2.16	0.05	(1.50)	3.71

Total income (loss) from investment operations	0.94		2.52	0.28	(1.25)	3.82

Less distributions:
Dividends from net investment income	(0.28)		(0.26)	(0.22)	(0.19)	(0.25)
Distributions from net realized gains	(1.11)		(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.39)		(0.32)	(1.38)	(1.37)	(1.90)

Net asset value, end of period	$12.34		$12.79	$10.59	$11.69	$14.31

Total returnB	8.17%		24.03%	2.44%	(9.49)%	33.39%

Ratios and supplemental data:
Net assets, end of period	$19,791,954		$20,055,093	$12,917,238	$13,482,666	$13,922,687
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18%		1.17%	1.09%	1.04%	1.02%
Expenses, net of reimbursements and/or recoupments	1.18%		1.17%	1.09%	1.04%	1.02%
Net investment income, before expense reimbursements and/or recoupments	1.90%		1.91%	1.80%	1.22%	1.04%
Net investment income, net of reimbursements and/or recoupments	1.90%		1.91%	1.80%	1.22%	1.04%
Portfolio turnover rate	31%		38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

50

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended October 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$13.04	$10.78	$11.87	$14.49	$12.53

Income (loss) from investment operations:
Net investment incomeA	0.14	0.14	0.12	0.06	0.04
Net gains (losses) on investments (both realized and unrealized)	0.73	2.33	0.08	(1.41)	3.72

Total income (loss) from investment operations	0.87	2.47	0.20	(1.35)	3.76

Less distributions:
Dividends from net investment income	(0.18)	(0.15)	(0.13)	(0.09)	(0.15)
Distributions from net realized gains	(1.11)	(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.29)	(0.21)	(1.29)	(1.27)	(1.80)

Net asset value, end of period	$12.62	$13.04	$10.78	$11.87	$14.49

Total returnB	7.36%	23.03%	1.68%	(10.11)%	32.32%

Ratios and supplemental data:
Net assets, end of period	$3,904,235	$5,408,913	$11,669,906	$16,173,837	$23,737,711
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.94%	1.94%	1.83%	1.78%	1.75%
Expenses, net of reimbursements and/or recoupments	1.94%	1.94%	1.83%	1.78%	1.75%
Net investment income, before expense reimbursements and/or recoupments	1.16%	1.17%	1.04%	0.47%	0.32%
Net investment income, net of reimbursements and/or recoupments	1.16%	1.17%	1.04%	0.47%	0.32%
Portfolio turnover rate	31%	38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

51

American Beacon FundsSM

Federal Tax Information

October 31, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended October 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Balanced	32.63%

Qualified Dividend Income:

Balanced	40.46%

Long-Term Capital Gain Distributions:

Balanced	$8,856,075

Short-Term Capital Gain Distributions:

Balanced	$1,043,977

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

52

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon IMC International Small Cap Fund formerly known as EAM International Small Cap Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Diversified Institutional Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

53

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Balanced Fund are service marks of American Beacon Advisors, Inc.

AR 10/25

# Annual Financial Statements

**October 31, 2025**

Garcia Hamilton Quality Bond Fund

Garcia 1025

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	October 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Garcia Hamilton Quality Bond Fund.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Garcia Hamilton Quality Bond Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 30, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

October 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 3.5%

Communications - 1.6%

Media - 1.6%
Walt Disney Co., 3.800%, Due 3/22/2030	$5,450,000	$5,401,790

Utilities - 1.9%

Electric - 1.9%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,170,000	6,309,308

Total Corporate Obligations (Cost $11,744,229)		11,711,098

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 48.2%
Federal Home Loan Mortgage Corp.,
2.500%, Due 9/1/2042	10,572,649	9,474,282
1.500%, Due 1/1/2051	8,670,804	6,699,073
2.500%, Due 3/1/2052	11,573,244	9,861,368
2.500%, Due 4/1/2052	15,184,429	12,941,555
3.000%, Due 5/1/2052	10,021,666	8,972,347
2.000%, Due 10/1/2052	22,407,046	18,296,662
4.000%, Due 10/1/2052	10,252,202	9,768,770
4.000%, Due 11/1/2052	12,912,158	12,303,309

		88,317,366

Federal National Mortgage Association,
3.500%, Due 10/1/2039	4,272,007	4,101,627
3.000%, Due 7/1/2040	5,363,147	5,006,167
3.000%, Due 8/1/2040	3,514,808	3,276,824
4.000%, Due 6/1/2049	5,766,103	5,569,882
2.500%, Due 11/1/2050	5,765,592	4,905,954
2.500%, Due 5/1/2051	9,456,939	8,033,085
2.500%, Due 2/1/2052	8,279,899	7,065,498
3.000%, Due 5/1/2052	19,914,392	17,686,829
3.500%, Due 10/1/2052	10,937,960	10,100,029
4.000%, Due 10/1/2052	6,691,408	6,379,761

		72,125,656

Total U.S. Agency Mortgage-Backed Obligations (Cost $159,852,169)		160,443,022

U.S. TREASURY OBLIGATIONS - 47.2%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	27,675,000	25,292,356
2.500%, Due 2/15/2045	24,005,000	17,383,933
2.500%, Due 5/15/2046	23,735,000	16,873,175

		59,549,464

U.S. Treasury Notes,
1.875%, Due 2/15/2032	16,635,000	14,825,294
3.500%, Due 2/15/2033	36,175,000	35,238,124
4.000%, Due 2/15/2034	41,245,000	41,272,389
3.875%, Due 8/15/2034	6,005,000	5,935,567

		97,271,374

Total U.S. Treasury Obligations (Cost $157,951,352)		156,820,838

TOTAL INVESTMENTS - 98.9% (Cost $329,547,750)		328,974,958
OTHER ASSETS, NET OF LIABILITIES - 1.1%		3,732,186

TOTAL NET ASSETS - 100.0%		$332,707,144

Percentages are stated as a percent of net assets.

See accompanying notes

2

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

October 31, 2025

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$11,711,098	$–	$11,711,098
U.S. Agency Mortgage-Backed Obligations	–	160,443,022	–	160,443,022
U.S. Treasury Obligations	–	156,820,838	–	156,820,838

Total Investments in Securities - Assets	$–	$328,974,958	$–	$328,974,958

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

3

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

October 31, 2025

Assets:
Investments in unaffiliated securities, at fair value†	$328,974,958
Cash	1,596,168
Interest receivable	1,952,589
Receivable for fund shares sold	604,501
Receivable for expense reimbursement (Note 2)	85,567
Prepaid expenses	18,451

Total assets	333,232,234

Liabilities:
Payable for fund shares redeemed	215,842
Dividends payable	2,228
Management and sub-advisory fees payable (Note 2)	164,368
Service fees payable (Note 2)	1,379
Transfer agent fees payable (Note 2)	27,016
Custody and fund accounting fees payable	44,054
Professional fees payable	62,975
Trustee fees payable (Note 2).	2,985
Payable for prospectus and shareholder reports	3,886
Other liabilities	357

Total liabilities	525,090

Commitments and contingent liabilities (Note 1 and Note 2)
Net assets	$332,707,144

Analysis of net assets:
Paid-in-capital	$384,933,636
Total distributable earnings (deficits)	(52,226,492)

Net assets	$332,707,144

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	5,524,109

Y Class	31,714,789

Investor Class	461,176

R6 Class	142,216

Net assets:
R5 Class	$48,661,261

Y Class	$278,711,638

Investor Class	$4,066,348

R6 Class	$1,267,897

Net asset value, offering and redemption price per share:
R5 Class	$8.81

Y Class	$8.79

Investor Class	$8.82

R6 Class	$8.92

† Cost of investments in unaffiliated securities	$329,547,750

See accompanying notes

4

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the year ended October 31, 2025

Investment income:
Interest income	$12,239,444

Total investment income	12,239,444

Expenses:
Management and sub-advisory fees (Note 2)	1,543,985
Transfer agent fees (Note 2):
R5 Class	4,109
Y Class	91,320
Investor Class	1,480
R6 Class	7,069
Custody and fund accounting fees	103,211
Professional fees	78,381
Registration fees and expenses	63,980
Service fees (Note 2):
Investor Class	14,251
Distribution fees (Note 2):
Prospectus and shareholder report expenses	10,549
Trustee fees (Note 2)	27,648
Line of credit interest expense (Note 8)	2,841
Other expenses	57,928

Total expenses	2,006,752

Net fees waived and expenses (reimbursed) (Note2)	(727,665)

Net expenses	1,279,087

Net investment income	10,960,357

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securities	(1,756,667)
Change in net unrealized appreciation of:
Investments in unaffiliated securities	10,039,118

Net gain from investments	8,282,451

Net increase in net assets resulting from operations	$19,242,808

See accompanying notes

5

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2025	Year Ended October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$10,960,357	$9,784,013
Net realized (loss) from investments in unaffiliated securities	(1,756,667)	(4,175,091)
Change in net unrealized appreciation of investments in unaffiliated securities	10,039,118	23,594,247

Net increase in net assets resulting from operations	19,242,808	29,203,169

Distributions to shareholders:
Total retained earnings:
R5 Class	(726,732)	(357,969)
Y Class	(3,096,100)	(1,078,617)
Investor Class	(134,301)	(78,201)
R6 Class	(6,783,063)	(8,576,658)

Net distributions to shareholders	(10,740,196)	(10,091,445)

Capital share transactions (Note 9):
Proceeds from sales of shares	352,802,409	41,299,971
Reinvestment of dividends and distributions	10,310,318	10,065,168
Cost of shares redeemed	(303,758,437)	(70,637,828)

Net increase (decrease) in net assets from capital share transactions	59,354,290	(19,272,689)

Net increase (decrease) in net assets	67,856,902	(160,965)

Net assets:
Beginning of year	264,850,242	265,011,207

End of year	$332,707,144	$264,850,242

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital

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Notes to Financial Statements

October 31, 2025

gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

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Notes to Financial Statements

October 31, 2025

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$982,536
Sub-Advisory Fees	0.20%	561,449

Total	0.55%	$1,543,985

Distribution Plans

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

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Notes to Financial Statements

October 31, 2025

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$91,708

As of October 31, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$24,773

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2025, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through February 28, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

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Notes to Financial Statements

October 31, 2025

short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. For the Year ended October 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2024 - 2/28/2025	3/1/2025 - 10/31/2025	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$48,080	$-	2027-2028
Garcia Hamilton Quality Bond	Y	0.51%	0.51%	236,783	-	2027-2028
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	9,453	-	2027-2028
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	433,349	-	2027-2028

Of the above amounts, $85,567 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at October 31, 2025.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$-	$876,814	2024-2025
Garcia Hamilton Quality Bond	-	753,949	-	2025-2026
Garcia Hamilton Quality Bond	-	678,467	-	2026-2027

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of October 31, 2025, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated significant ownership of approximately 10% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S.

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Notes to Financial Statements

October 31, 2025

bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term

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Notes to Financial Statements

October 31, 2025

securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the

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Notes to Financial Statements

October 31, 2025

Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result

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Notes to Financial Statements

October 31, 2025

from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may choose not to, or may not be able to, take advantage of certain investment opportunities due to these considerations, which may adversely affect performance. The Fund may underperform funds that do not incorporate these considerations.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

17

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

18

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

19

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, The Fund’s exposure to a particular sector may become higher or lower.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (“FHLB”), and the Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

20

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$726,732	$357,969
Y Class	3,096,100	1,078,617
Investor Class	134,301	78,201
R6 Class	6,783,063	8,576,658

Total distributions paid	$10,740,196	$10,091,445

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of October 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond Fund	$329,928,219	$3,938,852	$(4,892,113)	$(953,261)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Garcia Hamilton Quality Bond	$(953,261)	$1,237,753	$-	$(52,508,756)	$(2,228)	$(52,226,492)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, unused capital loss carryforwards, book amortization of premiums, and dividends payable.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. The Fund had no permanent differences as of October 31, 2025.

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

21

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

As of October 31, 2025, the fund had $27,053,900 short-term and $25,454,856 long-term capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$-	$152,427,283	$10,526,880	$80,802,081

8. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2025, the Fund did not utilize these facilities.

22

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2025

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31,
	2025		2024
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5,876,196	$50,507,239	334,945	$2,859,516
Reinvestment of dividends	78,232	677,610	38,557	331,694
Shares redeemed	(1,523,753)	(13,202,177)	(1,166,864)	(9,654,898)

Net increase (decrease) in shares outstanding	4,430,675	$37,982,672	(793,362)	$(6,463,688)

	Y Class
	Year Ended October 31,
	2025		2024
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	31,817,047	$270,886,304	1,108,993	$9,542,563
Reinvestment of dividends	356,597	3,096,100	125,258	1,078,616
Shares redeemed	(2,870,384)	(24,638,212)	(4,912,913)	(42,243,014)

Net increase (decrease) in shares outstanding	29,303,260	$249,344,192	(3,678,662)	$(31,621,835)

	Investor Class
	Year Ended October 31,
	2025		2024
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	92,266	$788,009	262,461	$2,254,600
Reinvestment of dividends	15,612	134,294	9,096	78,201
Shares redeemed	(3,266)	(28,294)	(7,661)	(66,128)

Net increase in shares outstanding	104,612	$894,009	263,896	$2,266,673

	R6 Class
	Year Ended October 31,
	2025		2024
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	3,617,441	$30,620,857	3,121,227	$26,643,292
Reinvestment of dividends	750,730	6,402,314	998,354	8,576,657
Shares redeemed	(31,279,069)	(265,889,754)	(2,147,023)	(18,673,788)

Net increase (decrease) in shares outstanding	(26,910,898)	$(228,866,583)	1,972,558	$16,546,161

10. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

23

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended October 31,
	2025		2024		2023		2022	2021

Net asset value, beginning of period	$8.59		$8.01		$8.37		$9.85	$10.27

Income (loss) from investment operations:
Net investment income (loss)	0.34	A	0.32	A	0.30	A	0.06	(0.01	)A
Net gains (losses) on investments (both realized and unrealized)	0.21		0.59		(0.37)		(1.33)	(0.08)

Total income (loss) from investment operations	0.55		0.91		(0.07)		(1.27)	(0.09)

Less distributions:
Dividends from net investment income	(0.33)		(0.33)		(0.29)		(0.21)	(0.14)
Distributions from net realized gains	–		–		–		–	(0.19)

Total distributions	(0.33)		(0.33)		(0.29)		(0.21)	(0.33)

Net asset value, end of period	$8.81		$8.59		$8.01		$8.37	$9.85

Total returnB	6.60%		11.40%		(1.08)%		(13.04)%	(0.84)%

Ratios and supplemental data:
Net assets, end of period	$48,661,261		$9,390,194		$15,104,966		$134,519,084	$192,774,622
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.70%		0.68%		0.69%		0.66%	0.67%
Expenses, net of reimbursements and/or recoupments	0.46	%C	0.45%		0.45%		0.45%	0.45%
Net investment income (loss), before expense reimbursements and/or recoupments	3.63%		3.49%		3.20%		1.06%	(0.32)%
Net investment income (loss), net of reimbursements and/or recoupments	3.87%		3.72%		3.44%		1.27%	(0.10)%
Portfolio turnover rate	33%		34%		72%		158%	71%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-operating expenses. The expenses, net of reimbursements and/or recoupments ratio excluding non-operating expenses is 0.45%, for the period ended October 31, 2025.

See accompanying notes

24

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$8.56		$7.99	$8.36	$9.86	$10.27

Income(loss) from investment operations:
Net investment income	0.33	A	0.15	0.37	0.22	(0.00	)A B
Net gains (losses) on investments (both realized and unrealized)	0.23		0.74	(0.46)	(1.51)	(0.08)

Total income (loss) from investment operations	0.56		0.89	(0.09)	(1.29)	(0.08)

Less distributions:
Dividends from net investment income	(0.33)		(0.32)	(0.28)	(0.21)	(0.14)
Distributions from net realized gains	–		–	–	–	(0.19)

Total distributions	(0.33)		(0.32)	(0.28)	(0.21)	(0.33)

Net asset value, end of period	$8.79		$8.56	$7.99	$8.36	$9.86

Total returnC	6.67%		11.22%	(1.27)%	(13.24)%	(0.81)%

Ratios and supplemental data:
Net assets, end of period	$278,711,638		$20,651,157	$48,666,569	$29,473,503	$21,340,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79%		0.77%	0.75%	0.73%	0.74%
Expenses, net of reimbursements and/or recoupments	0.52	%D	0.51%	0.51%	0.51%	0.52	%E
Net investment income (loss), before expense reimbursements and/or recoupments	3.53%		3.38%	3.23%	1.10%	(0.38)%
Net investment income (loss), net of reimbursements and/or recoupments	3.80%		3.64%	3.47%	1.32%	(0.16)%
Portfolio turnover rate	33%		34%	72%	158%	71%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements and/or recoupments ratio excluding non-operating expenses is 0.51%, for the period ended October 31, 2025.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021

See accompanying notes

25

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$8.59		$7.99	$8.36	$9.85	$10.26

Income(loss) from investment operations:
Net investment income (loss)	0.30	A	0.81	0.21	0.09	(0.04	)A
Net gains (losses) on investments (both realized and unrealized)	0.23		0.09	(0.33)	(1.40)	(0.07)

Total income (loss)from investment operations	0.53		0.90	(0.12)	(1.31)	(0.11)

Less distributions:
Dividends from net investment income .	(0.30)		(0.30)	(0.25)	(0.18)	(0.11)
Distributions from net realized gains	–		–	–	–	(0.19)

Total distributions .	(0.30)		(0.30)	(0.25)	(0.18)	(0.30)

Net asset value, end of period .	$8.82		$8.59	$7.99	$8.36	$9.85

Total returnB .	6.32%		11.29%	(1.59)%	(13.47)%	(1.11)%

Ratios and supplemental data:
Net assets, end of period .	$4,066,348		$3,064,413	$740,628	$853,503	$991,788
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08%		1.10%	1.17%	1.13%	1.29%
Expenses, net of reimbursements and/or recoupments	0.83%		0.83%	0.83%	0.83%	0.83%
Net investment income (loss), before expense reimbursements and/or recoupments	3.28%		3.08%	2.78%	0.63%	(0.91)%
Net investment income (loss), net of reimbursements and/or recoupments	3.53%		3.36%	3.12%	0.93%	(0.45)%
Portfolio turnover rate	33%		34%	72%	158%	71%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

26

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$8.57		$7.99	$8.36	$9.85	$10.26

Income (loss) from investment operations:
Net investment income (loss)	0.34	A	0.34	0.32	0.17	(0.01	)A
Net gains (losses) on investments (both realized and unrealized)	0.35		0.57	(0.40)	(1.44)	(0.06)

Total income (loss) from investment operations	0.69		0.91	(0.08)	(1.27)	(0.07)

Less distributions:
Dividends from net investment income .	(0.34)		(0.33)	(0.29)	(0.22)	(0.15)
Distributions from net realized gains	–		–	–	–	(0.19)

Total distributions .	(0.34)		(0.33)	(0.29)	(0.22)	(0.34)

Net asset value, end of period .	$8.92		$8.57	$7.99	$8.36	$9.85

Total returnB .	8.22%		11.46%	(1.17)%	(13.11)%	(0.70)%

Ratios and supplemental data:
Net assets, end of period .	$1,267,897		$231,744,478	$200,499,044	$191,990,607	$166,304,291
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.67%		0.67%	0.65%	0.63%	0.64%
Expenses, net of reimbursements and/or recoupments	0.41%		0.41%	0.41%	0.41%	0.41%
Net investment income (loss), before expense reimbursements and/or recoupments	3.72%		3.50%	3.31%	1.14%	(0.28)%
Net investment income (loss), net of reimbursements and/or recoupments	3.98%		3.76%	3.55%	1.36%	(0.05)%
Portfolio turnover rate	33%		34%	72%	158%	71%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

27

American Beacon FundsSM

Federal Tax Information

October 31, 2025 (Unaudited)

Certain tax information regarding the Fund are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Fund designated the following items with regard to distributions paid during the fiscal year ended October 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Garcia Hamilton Quality Bond	0.00%

Qualified Dividend Income:

Garcia Hamilton Quality Bond	0.00%

Long-Term Capital Gain Distributions:

Garcia Hamilton Quality Bond	$0

Short-Term Capital Gain Distributions:

Garcia Hamilton Quality Bond	$0

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

28

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon IMC International Small Cap Fund formerly known as EAM International Small Cap Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Diversified Institutional Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

29

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

AR 10/25

AMERICAN BEACON FUNDS

# Annual Financial Statements

**October 31, 2025**

IMC International Small Cap Fund

International Equity Fund

IMC_IE 1025

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	October 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for the four years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 30, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon IMC International Small Cap FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

Australia - 10.3%

Foreign Common Stocks - 10.3%
Austal Ltd.A	137,472	$610,746
Capricorn Metals Ltd.A	98,755	830,308
Catapult Sports Ltd.A	204,328	898,409
Codan Ltd.	47,506	1,126,765
Eagers Automotive Ltd.B	52,680	1,173,998
Harvey Norman Holdings Ltd.B	175,264	829,102
HUB24 Ltd.	7,440	555,730
IREN Ltd.A B	13,974	848,920
JB Hi-Fi Ltd.	8,148	558,287
Lovisa Holdings Ltd.B	27,991	663,718
Lynas Rare Earths Ltd.A B	61,530	613,951
Predictive Discovery Ltd.A	2,309,754	853,869
Qoria Ltd.A	1,498,002	779,213
Ramelius Resources Ltd.	406,360	882,726
SRG Global Ltd.	447,324	804,881
Superloop Ltd.A	353,003	720,626
Temple & Webster Group Ltd.A	41,903	652,802

Total Foreign Common Stocks		13,404,051

Total Australia (Cost $10,885,811)		13,404,051

Belgium - 0.7% (Cost $886,394)

Foreign Common Stocks - 0.7%
Cenergy Holdings SA	57,392	952,602

Brazil - 0.6% (Cost $328,417)

Foreign Common Stocks - 0.6%
Embraer SA	49,419	799,070

Canada - 9.4%

Foreign Common Stocks - 9.4%
5N Plus, Inc.A	78,545	1,123,391
Artemis Gold, Inc.A	47,775	1,164,612
Bombardier, Inc., Class BA B	6,919	966,751
Capstone Copper Corp.A	90,532	808,143
Enerflex Ltd.	77,311	972,899
Finning International, Inc.	13,252	716,669
Groupe Dynamite, Inc.A	18,336	890,425
Hudbay Minerals, Inc.	65,359	1,047,571
Kinross Gold Corp.	33,920	788,899
Kraken Robotics, Inc.A B	175,209	805,745
Lundin Gold, Inc.	9,745	662,497
Major Drilling Group International, Inc.A	65,651	578,083
Stantec, Inc.	6,260	693,240
TransAlta Corp.B	51,952	918,249

Total Foreign Common Stocks		12,137,174

Total Canada (Cost $9,517,913)		12,137,174

China - 6.6%

Foreign Common Stocks - 6.6%
Cowell e Holdings, Inc.A	117,438	467,301
Crystal International Group Ltd.C	753,230	660,120
Hua Hong Semiconductor Ltd., Class HA C	105,199	1,079,669
Innovent Biologics, Inc.A C	51,800	579,959
Inspur Digital Enterprise Technology Ltd.	468,777	474,776
Meitu, Inc.C	489,520	543,033

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

China - 6.6% (continued)

Foreign Common Stocks - 6.6% (continued)
NetEase Cloud Music, Inc.A C	15,963	$494,674
Precision Tsugami China Corp. Ltd.D	166,679	844,705
SITC International Holdings Co. Ltd.	165,136	608,218
TCL Electronics Holdings Ltd.	453,922	539,177
VSTECS Holdings Ltd.	512,874	636,262
WuXi XDC Cayman, Inc.A	96,710	934,673
XD, Inc.D	75,695	657,048

Total Foreign Common Stocks		8,519,615

Total China (Cost $7,449,585)		8,519,615

Denmark - 2.3%

Foreign Common Stocks - 2.3%
Chemometec AS	6,614	808,981
NKT ASA	7,294	817,331
Per Aarsleff Holding AS	5,423	616,045
Sydbank AS	7,892	673,609

Total Foreign Common Stocks		2,915,966

Total Denmark (Cost $2,603,062)		2,915,966

France - 1.6%

Foreign Common Stocks - 1.6%
Medincell SAA	32,871	1,457,202
Technip Energies NV	14,507	588,931

Total Foreign Common Stocks		2,046,133

Total France (Cost $1,578,975)		2,046,133

Germany - 3.1%

Foreign Common Stocks - 3.1%
Auto1 Group SEA	26,080	915,060
Bilfinger SE	7,603	819,396
Hensoldt AG	5,558	590,673
Montana Aerospace AGA C	26,562	1,051,258
Vossloh AG	7,331	668,401

Total Foreign Common Stocks		4,044,788

Total Germany (Cost $3,317,618)		4,044,788

Greece - 1.5%

Foreign Common Stocks - 1.5%
Alpha Bank SA	275,724	1,080,565
National Bank of Greece SA	60,665	891,201

Total Foreign Common Stocks		1,971,766

Total Greece (Cost $1,390,282)		1,971,766

India - 2.2%

Foreign Common Stocks - 2.2%
Choice International Ltd.A	77,655	730,439
Fortis Healthcare Ltd.	63,826	736,753
Krishna Institute of Medical Sciences Ltd.A C	80,213	651,309
South Indian Bank Ltd.	1,824,330	756,068

Total Foreign Common Stocks		2,874,569

Total India (Cost $2,589,406)		2,874,569

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

Israel - 4.6%

Foreign Common Stocks - 4.6%
Bet Shemesh Engines Holdings 1997 Ltd.A	3,591	$743,338
Clal Insurance Enterprises Holdings Ltd.	13,227	739,197
Elbit Systems Ltd.	1,588	760,263
Enlight Renewable Energy Ltd.A	24,160	842,295
First International Bank of Israel Ltd.	9,137	658,962
Next Vision Stabilized Systems Ltd.	27,151	1,191,546
Tower Semiconductor Ltd.A	12,065	1,027,576

Total Foreign Common Stocks		5,963,177

Total Israel (Cost $4,182,045)		5,963,177

Italy - 3.7%

Foreign Common Stocks - 3.7%
Avio SpAB D	11,059	478,656
Banca Mediolanum SpA	38,369	769,975
BPER Banca SpA	72,881	869,885
Fincantieri SpAA	43,519	1,115,607
Maire SpA	53,523	810,650
OVS SpAC	155,930	785,791

Total Foreign Common Stocks		4,830,564

Total Italy (Cost $3,140,385)		4,830,564

Ivory Coast - 0.7% (Cost $843,338)

Foreign Common Stocks - 0.7%
Endeavour Mining PLC	22,624	913,628

Japan - 14.2%

Foreign Common Stocks - 14.2%
77 Bank Ltd.	18,787	806,411
Ebara Corp.	38,512	1,032,335
Ibiden Co. Ltd.	11,298	1,071,444
Japan Steel Works Ltd.	12,927	850,560
Kandenko Co. Ltd.	44,659	1,366,923
Kinden Corp.	20,234	811,146
Kioxia Holdings Corp.A	19,218	1,349,911
Kraftia Corp.	14,613	773,557
Mitsui Kinzoku Co. Ltd.	11,019	1,126,854
Modec, Inc.	14,388	935,486
Namura Shipbuilding Co. Ltd.B	31,623	1,077,287
NHK Spring Co. Ltd.	54,482	1,024,874
Nojima Corp.	91,047	672,912
Organo Corp.	9,580	825,530
Rakuten Bank Ltd.A	13,701	754,351
Sanki Engineering Co. Ltd.	20,140	693,942
SBI Holdings, Inc.	17,425	781,756
Shimizu Corp.	66,028	888,385
Takasago Thermal Engineering Co. Ltd.	20,617	612,182
UACJ Corp.	76,834	994,639

Total Foreign Common Stocks		18,450,485

Total Japan (Cost $14,053,210)		18,450,485

Mexico - 0.8% (Cost $694,486)

Foreign Common Stocks - 0.8%
Gentera SAB de CV	425,650	1,009,683

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

Norway - 1.7%

Foreign Common Stocks - 1.7%
Europris ASAC	64,565	$556,460
Gjensidige Forsikring ASA	35,803	963,536
Protector Forsikring ASA	14,489	652,983

Total Foreign Common Stocks		2,172,979

Total Norway (Cost $1,771,202)		2,172,979

Poland - 0.6% (Cost $621,024)

Foreign Common Stocks - 0.6%
CD Projekt SA	11,216	770,815

Portugal - 0.6% (Cost $659,869)

Foreign Common Stocks - 0.6%
Sonae SGPS SA	459,990	749,713

Republic of Korea - 9.4%

Foreign Common Stocks - 9.4%
BHI Co. Ltd.A	20,759	738,713
DB Insurance Co. Ltd.	7,057	628,059
Doosan Co. Ltd.	1,043	694,723
Eugene Technology Co. Ltd.	13,184	878,162
HD Hyundai Electric Co. Ltd.	2,374	1,449,644
HD Hyundai Mipo	4,825	817,854
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,021	1,337,746
Hyundai Glovis Co. Ltd.	6,359	842,660
Hyundai Rotem Co. Ltd.	5,322	861,008
IsuPetasys Co. Ltd.	11,765	940,539
KIWOOM Securities Co. Ltd.	4,144	863,848
Korea Aerospace Industries Ltd.	9,332	677,262
Korea Investment Holdings Co. Ltd.	5,166	661,002
WONIK IPS Co. Ltd.	17,485	787,884

Total Foreign Common Stocks		12,179,104

Total Republic of Korea (Cost $8,182,338)		12,179,104

Singapore - 1.3%

Foreign Common Stocks - 1.3%
Hong Leong Asia Ltd.	404,088	748,196
Singapore Technologies Engineering Ltd.	137,444	896,512

Total Foreign Common Stocks		1,644,708

Total Singapore (Cost $1,417,984)		1,644,708

Spain - 2.4%

Foreign Common Stocks - 2.4%
Construcciones y Auxiliar de Ferrocarriles SA	10,797	681,995
Indra Sistemas SA	15,484	855,972
Tecnicas Reunidas SAA	23,058	824,444
Unicaja Banco SAC	279,232	753,145

Total Foreign Common Stocks		3,115,556

Total Spain (Cost $2,802,485)		3,115,556

Sweden - 1.0%

Foreign Common Stocks - 1.0%
Clas Ohlson AB, Class B	29,674	1,083,853

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

Sweden - 1.0% (continued)

Foreign Common Stocks - 1.0% (continued)
Dynavox Group ABA	26,081	$269,314

Total Foreign Common Stocks		1,353,167

Total Sweden (Cost $891,579)		1,353,167

Switzerland - 2.0%

Foreign Common Stocks - 2.0%
Accelleron Industries AG	8,122	664,091
Huber & Suhner AG	4,229	773,543
Sportradar Group AG, Class AA	24,601	630,032
Swissquote Group Holding SA	797	505,089

Total Foreign Common Stocks		2,572,755

Total Switzerland (Cost $2,103,445)		2,572,755

Taiwan - 11.7%

Foreign Common Stocks - 11.7%
Acter Group Corp. Ltd.	19,153	479,744
Asia Vital Components Co. Ltd.	25,552	1,184,464
Azurewave Technologies, Inc.	261,398	622,437
Bizlink Holding, Inc.	26,486	1,201,912
Chenbro Micom Co. Ltd.	47,731	1,439,336
Fositek Corp.	18,722	886,130
Fulltech Fiber Glass Corp.A	414,420	973,329
Global Brands Manufacture Ltd.	162,257	617,549
Gold Circuit Electronics Ltd.	42,981	650,846
King Slide Works Co. Ltd.	11,590	1,549,556
King Yuan Electronics Co. Ltd.	121,653	858,746
L&K Engineering Co. Ltd.	63,114	982,403
MPI Corp.	17,488	1,194,652
Taiwan Speciality Chemicals Corp.	61,244	675,375
Taiwan Union Technology Corp.	96,633	1,211,802
Tripod Technology Corp.	51,613	573,366

Total Foreign Common Stocks		15,101,647

Total Taiwan (Cost $10,886,369)		15,101,647

Turkey - 0.6% (Cost $846,341)

Foreign Common Stocks - 0.6%
Eldorado Gold Corp.A B	32,194	825,193

United Kingdom - 1.6%

Foreign Common Stocks - 1.6%
Babcock International Group PLC	44,435	708,080
Chemring Group PLC	78,520	591,059
Sigmaroc PLCA	488,508	740,583

Total Foreign Common Stocks		2,039,722

Total United Kingdom (Cost $1,679,426)		2,039,722

SHORT-TERM INVESTMENTS - 3.5% (Cost $4,581,581)

Investment Companies - 3.5%
American Beacon U.S. Government Money Market Select Fund, 4.02%E F	4,581,581	4,581,581

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 0.6% (Cost $816,001)

Investment Companies - 0.6%
American Beacon U.S. Government Money Market Select Fund, 4.02%E F	816,001	$816,001

TOTAL INVESTMENTS - 99.3% (Cost $100,720,571)		128,756,212
OTHER ASSETS, NET OF LIABILITIES - 0.7%		849,583

TOTAL NET ASSETS - 100.0%		$129,605,795

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2025 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $7,155,418 or 5.5% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

IMC International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$13,404,051	$–	$–	$13,404,051
Belgium	952,602	–	–	952,602
Brazil	799,070	–	–	799,070
Canada	12,137,174	–	–	12,137,174
China	8,519,615	–	–	8,519,615
Denmark	2,915,966	–	–	2,915,966
France	2,046,133	–	–	2,046,133
Germany	4,044,788	–	–	4,044,788
Greece	1,971,766	–	–	1,971,766
India	2,874,569	–	–	2,874,569
Israel	5,963,177	–	–	5,963,177
Italy	4,830,564	–	–	4,830,564
Ivory Coast	913,628	–	–	913,628
Japan	18,450,485	–	–	18,450,485
Mexico	1,009,683	–	–	1,009,683
Norway	2,172,979	–	–	2,172,979
Poland	770,815	–	–	770,815
Portugal	749,713	–	–	749,713
Republic of Korea	12,179,104	–	–	12,179,104
Singapore	1,644,708	–	–	1,644,708
Spain	3,115,556	–	–	3,115,556
Sweden	1,353,167	–	–	1,353,167
Switzerland	2,572,755	–	–	2,572,755
Taiwan	15,101,647	–	–	15,101,647
Turkey	825,193	–	–	825,193
United Kingdom	2,039,722	–	–	2,039,722
Short-Term Investments	4,581,581	–	–	4,581,581
Securities Lending Collateral	816,001	–	–	816,001

Total Investments in Securities - Assets	$128,756,212	$–	$–	$128,756,212

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

Australia - 0.7%

Foreign Common Stocks - 0.7%
Glencore PLCA	298,882	$1,430,981
Rio Tinto PLC	35,426	2,553,136

Total Foreign Common Stocks		3,984,117

Total Australia (Cost $3,593,775)		3,984,117

Austria - 0.7% (Cost $5,581,742)

Foreign Common Stocks - 0.7%
Mondi PLCB	388,195	4,335,779

Belgium - 1.3%

Foreign Common Stocks - 1.3%
Anheuser-Busch InBev SA	49,008	2,988,272
KBC Group NV	22,730	2,731,322
Syensqo SAB	22,120	1,826,578

Total Foreign Common Stocks		7,546,172

Total Belgium (Cost $6,253,366)		7,546,172

Canada - 2.4%

Foreign Common Stocks - 2.4%
Barrick Mining Corp.	47,885	1,571,869
Canadian Pacific Kansas City Ltd.	50,411	3,627,666
Gildan Activewear, Inc.	58,875	3,433,308
Linamar Corp.	47,288	2,560,710
Open Text Corp.B	32,704	1,254,716
Suncor Energy, Inc.	46,753	1,861,720

Total Foreign Common Stocks		14,309,989

Total Canada (Cost $12,658,863)		14,309,989

China - 2.8%

Foreign Common Stocks - 2.8%
AIA Group Ltd.	472,600	4,588,822
ArcelorMittal SA	21,624	826,510
Prudential PLC	637,011	8,828,674
Techtronic Industries Co. Ltd.	203,000	2,372,084

Total Foreign Common Stocks		16,616,090

Total China (Cost $14,646,965)		16,616,090

Denmark - 0.9% (Cost $7,116,407)

Foreign Common Stocks - 0.9%
Novo Nordisk AS, Class B	112,108	5,467,016

Finland - 0.4% (Cost $1,418,579)

Foreign Common Stocks - 0.4%
Fortum OYJ	116,599	2,599,254

France - 16.2%

Foreign Common Stocks - 16.2%
Air Liquide SA	17,834	3,451,824
Alstom SAA	576,725	14,392,100
Arkema SA	63,212	3,752,358
BNP Paribas SA	59,274	4,581,685
Bureau Veritas SA	95,455	3,133,547

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

France - 16.2% (continued)

Foreign Common Stocks - 16.2% (continued)
Capgemini SE	50,777	$7,813,503
Cie de Saint-Gobain SA	69,542	6,738,047
Cie Generale des Etablissements Michelin SCA	62,029	1,979,772
Eiffage SA	7,493	921,547
Engie SA	174,024	4,071,952
Kering SA	31,190	11,029,815
Legrand SA	16,944	2,919,810
LVMH Moet Hennessy Louis Vuitton SE	1,803	1,272,083
Orange SA	315,716	5,034,696
Pernod Ricard SA	17,853	1,748,329
Rexel SA	28,788	995,475
Societe Generale SA	150,034	9,487,307
Teleperformance SEB	92,645	6,616,539
Thales SA	10,391	2,957,167
Verallia SAB C	140,208	3,655,635
Worldline SAA B C	152,858	414,227

Total Foreign Common Stocks		96,967,418

Total France (Cost $93,767,868)		96,967,418

Germany - 8.9%

Foreign Common Stocks - 8.9%
Bayerische Motoren Werke AG	55,296	5,144,846
Beiersdorf AG	18,465	1,952,139
Continental AG	61,755	4,660,991
Daimler Truck Holding AG	73,756	2,950,866
Deutsche Bank AG	56,796	2,024,861
Deutsche Post AG	89,622	4,111,452
Deutsche Telekom AG	131,701	4,082,041
E.ON SE	53,431	994,018
Infineon Technologies AG	104,093	4,117,810
Lanxess AG	89,549	2,130,433
Mercedes-Benz Group AG	67,899	4,399,207
Merck KGaA	19,864	2,597,578
MTU Aero Engines AG	6,989	3,045,925
SAP SE	15,899	4,113,267
Siemens AG	6,072	1,718,578
Siemens Healthineers AGC	48,574	2,719,377
Symrise AG	15,333	1,268,610
Zalando SEA C	35,380	989,341

Total Foreign Common Stocks		53,021,340

Total Germany (Cost $49,767,483)		53,021,340

Israel - 0.6% (Cost $2,792,221)

Foreign Common Stocks - 0.6%
Bank Hapoalim BM	163,813	3,333,119

Italy - 2.2%

Foreign Common Stocks - 2.2%
Enel SpA	179,017	1,810,049
Eni SpA	126,838	2,331,010
Lottomatica Group SpA	75,453	1,859,438
UniCredit SpA	95,711	7,063,872

Total Foreign Common Stocks		13,064,369

Total Italy (Cost $7,645,053)		13,064,369

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

Japan - 11.3%

Foreign Common Stocks - 11.3%
Bandai Namco Holdings, Inc.	64,000	$1,994,212
Ebara Corp.	63,300	1,696,790
FANUC Corp.	147,700	4,704,817
KDDI Corp.	36,300	579,797
MatsukiyoCocokara & Co.	155,600	2,819,499
Mitsui Fudosan Co. Ltd.	230,800	2,398,457
Mizuho Financial Group, Inc.	106,300	3,551,611
Murata Manufacturing Co. Ltd.	155,300	3,418,192
NEC Corp.	59,000	2,150,814
Nintendo Co. Ltd.	11,200	948,050
Nippon Sanso Holdings Corp.	51,000	1,697,022
Nitori Holdings Co. Ltd.B	80,000	1,297,774
Otsuka Holdings Co. Ltd.	44,700	2,428,900
Renesas Electronics Corp.	484,300	6,005,433
Resona Holdings, Inc.	283,900	2,751,312
Shimadzu Corp.	122,300	3,293,394
Shin-Etsu Chemical Co. Ltd.	60,700	1,833,486
SMC Corp.	12,400	4,229,888
Sompo Holdings, Inc.	83,500	2,550,892
SUMCO Corp.	340,200	3,482,353
Sumitomo Corp.	202,400	5,891,677
Sumitomo Mitsui Financial Group, Inc.	37,400	1,010,293
Suzuki Motor Corp.	134,000	2,006,826
Tokyo Electron Ltd.	10,900	2,417,507
Toyo Suisan Kaisha Ltd.	36,300	2,636,938

Total Foreign Common Stocks		67,795,934

Total Japan (Cost $63,760,051)		67,795,934

Netherlands - 6.3%

Foreign Common Stocks - 6.3%
Akzo Nobel NV	64,534	4,272,681
ASML Holding NV	5,803	6,141,013
Havas NV	263,502	460,600
Heineken NV	86,491	6,683,476
IMCD NV	17,584	1,823,733
ING Groep NV	246,053	6,160,075
Koninklijke Philips NV	142,877	3,909,674
Randstad NV	154,250	6,043,295
Universal Music Group NV	84,330	2,261,913

Total Foreign Common Stocks		37,756,460

Total Netherlands (Cost $34,686,322)		37,756,460

Republic of Korea - 5.0%

Foreign Common Stocks - 5.0%
BGF retail Co. Ltd.	29,976	2,179,690
Hana Financial Group, Inc.	39,091	2,345,872
Hyundai Mobis Co. Ltd.	18,815	4,173,041
Kia Corp.	13,943	1,173,375
Samsung Electronics Co. Ltd.	228,085	17,209,431
Samsung Fire & Marine Insurance Co. Ltd.	3,504	1,085,816
Shinhan Financial Group Co. Ltd.	36,144	1,859,523

Total Foreign Common Stocks		30,026,748

Total Republic of Korea (Cost $21,829,269)		30,026,748

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

Singapore - 0.4% (Cost $1,838,040)

Foreign Common Stocks - 0.4%
United Overseas Bank Ltd.	79,800	$2,125,589

South Africa - 0.3% (Cost $2,034,567)

Foreign Common Stocks - 0.3%
Anglo American PLC	51,836	1,957,787

Spain - 2.7%

Foreign Common Stocks - 2.4%
Banco Santander SA	435,016	4,425,544
Bankinter SA	214,923	3,237,844
Industria de Diseno Textil SA	33,258	1,836,239
Repsol SA	285,248	5,219,559

Total Foreign Common Stocks		14,719,186

Foreign Preferred Stocks - 0.3%
Grifols SA, 1.871%D	179,184	1,655,389

Total Spain (Cost $12,143,638)		16,374,575

Sweden - 1.8%

Foreign Common Stocks - 1.8%
Electrolux AB, Class BA	217,640	1,406,605
Hexagon AB, Class B	401,837	4,929,776
Sandvik AB	144,951	4,401,817

Total Foreign Common Stocks		10,738,198

Total Sweden (Cost $9,026,710)		10,738,198

Switzerland - 2.0%

Foreign Common Stocks - 2.0%
ABB Ltd.	59,902	4,440,824
Adecco Group AG	208,364	5,804,935
Cie Financiere Richemont SA, Class A	9,869	1,946,207

Total Foreign Common Stocks		12,191,966

Total Switzerland (Cost $10,615,119)		12,191,966

United Kingdom - 19.8%

Foreign Common Stocks - 19.8%
3i Group PLC	47,651	2,754,360
AstraZeneca PLC, ADR	67,253	5,541,647
AstraZeneca PLC	65,345	10,704,710
Barclays PLC	2,345,994	12,543,461
Barratt Redrow PLC	711,293	3,516,243
Berkeley Group Holdings PLC	28,517	1,509,000
British American Tobacco PLC	130,421	6,688,880
Coca-Cola Europacific Partners PLC	22,278	1,984,966
Compass Group PLC	79,051	2,618,040
Croda International PLC	51,640	1,958,525
Diageo PLC	160,132	3,681,394
Hikma Pharmaceuticals PLC	163,528	3,950,663
Howden Joinery Group PLC	168,567	1,912,190
IMI PLC	87,160	2,734,309
JD Sports Fashion PLC	737,932	903,307
National Grid PLC	238,129	3,566,262
NatWest Group PLC	198,462	1,522,602

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

United Kingdom - 19.8% (continued)

Foreign Common Stocks - 19.8% (continued)
Reckitt Benckiser Group PLC	165,861	$12,672,572
RELX PLC	160,186	7,060,960
Rolls-Royce Holdings PLC	376,852	5,777,471
RS Group PLC	193,149	1,412,062
Segro PLC	229,949	2,106,733
Smith & Nephew PLC	79,798	1,472,870
Smiths Group PLC	17,617	582,752
Standard Chartered PLC	95,649	1,959,575
Taylor Wimpey PLC	3,817,858	5,276,326
Unilever PLC	92,928	5,602,227
WH Smith PLC	159,045	1,412,417
Whitbread PLC	131,398	5,000,729

Total Foreign Common Stocks		118,427,253

Total United Kingdom (Cost $101,127,713)		118,427,253

United States - 9.7%

Common Stocks - 9.7%
Aegon Ltd.	504,995	3,845,237
Amcor PLC	221,797	1,754,522
Aon PLC, Class A	6,705	2,284,259
BP PLC	634,525	3,686,903
Carnival PLCA	160,681	4,180,570
Chubb Ltd.	5,609	1,553,357
CNH Industrial NV	104,960	1,101,030
CRH PLC	17,350	2,066,385
GSK PLC	481,380	11,259,682
ICON PLCA	9,310	1,599,644
Medtronic PLC	27,646	2,507,492
Roche Holding AG	28,559	9,187,854
Sanofi SA	66,474	6,712,022
Shell PLC	159,760	5,976,238

Total Common Stocks		57,715,195

Total United States (Cost $55,391,030)		57,715,195

SHORT-TERM INVESTMENTS - 2.8% (Cost $16,853,416)

Investment Companies - 2.8%
American Beacon U.S. Government Money Market Select Fund, 4.02%E F	16,853,416	16,853,416

SECURITIES LENDING COLLATERAL - 0.0% (Cost $298,963)

Investment Companies - 0.0%
American Beacon U.S. Government Money Market Select Fund, 4.02%E F	298,963	298,963

TOTAL INVESTMENTS - 99.2% (Cost $534,847,160)		593,506,747
OTHER ASSETS, NET OF LIABILITIES - 0.8%		4,875,414

TOTAL NET ASSETS - 100.0%		$598,382,161

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2025 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $7,778,580 or 1.3% of net assets. The Fund has no right to demand registration of these securities.

D A type of Preferred Stock that has no maturity date.

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2025

Long Futures Contracts Open on October 31, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. Mini MSCI EAFE Index Futures	146	December 2025	$20,444,497	$20,491,830	$47,333

			$20,444,497	$20,491,830	$47,333

Glossary:

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$3,984,117	$–	$–	$3,984,117
Austria	4,335,779	–	–	4,335,779
Belgium	7,546,172	–	–	7,546,172
Canada	14,309,989	–	–	14,309,989
China	16,616,090	–	–	16,616,090
Denmark	5,467,016	–	–	5,467,016
Finland	2,599,254	–	–	2,599,254
France	96,967,418	–	–	96,967,418
Germany	53,021,340	–	–	53,021,340
Israel	3,333,119	–	–	3,333,119
Italy	13,064,369	–	–	13,064,369
Japan	67,795,934	–	–	67,795,934
Netherlands	37,756,460	–	–	37,756,460
Republic of Korea	30,026,748	–	–	30,026,748
Singapore	2,125,589	–	–	2,125,589
South Africa	1,957,787	–	–	1,957,787
Spain	14,719,186	–	–	14,719,186
Sweden	10,738,198	–	–	10,738,198
Switzerland	12,191,966	–	–	12,191,966
United Kingdom	118,427,253	–	–	118,427,253
Foreign Preferred Stocks
Spain	1,655,389	–	–	1,655,389
Common Stocks
United States	57,715,195	–	–	57,715,195
Short-Term Investments	16,853,416	–	–	16,853,416
Securities Lending Collateral	298,963	–	–	298,963

Total Investments in Securities - Assets	$593,506,747	$–	$–	$593,506,747

Financial Derivative Instruments - Assets
Futures Contracts	$47,333	$–	$–	$47,333

Total Financial Derivative Instruments - Assets	$47,333	$–	$–	$47,333

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

October 31, 2025

	IMC International Small Cap Fund	International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†	$123,358,630	$576,354,368
Investments in affiliated securities, at fair value‡ §	5,397,582	17,152,379
Foreign currency, at fair value (Note 1)^	837,707	23,559
Cash collateral held at broker for futures contracts	-	697,000
Dividends and interest receivable	139,991	1,329,779
Receivable for investments sold	2,380,548	4,597,103
Receivable for fund shares sold	1,337,453	335,811
Receivable for tax reclaims	1,009,911	3,920,618
Receivable for expense reimbursement (Note 2)	-	14,002
Receivable for variation margin on open futures contracts (Note 5)	-	47,659
Prepaid expenses	20,043	44,188

Total assets	134,481,865	604,516,466

Liabilities:
Payable for investments purchased	3,695,212	3,914,573
Payable for fund shares redeemed	48,653	862,317
Payable for expense recoupment (Note 2)	43,326	-
Cash due to broker for futures contracts	-	100,455
Cash due to custodian	546	247
Management and sub-advisory fees payable (Note 2)	86,692	687,940
Service fees payable (Note 2)	18,797	26,499
Transfer agent fees payable (Note 2)	5,909	25,735
Payable upon return of securities loaned (Note 9)§	816,001	298,963
Custody and fund accounting fees payable	69,110	114,978
Professional fees payable	60,578	49,662
Trustee fees payable (Note 2)	1,050	5,948
Payable for prospectus and shareholder reports	802	-
Other liabilities	29,394	46,988

Total liabilities	4,876,070	6,134,305

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$129,605,795	$598,382,161

Analysis of net assets:
Paid-in-capital	$91,717,625	$483,634,636
Total distributable earnings (deficits)A	37,888,170	114,747,525

Net assets	$129,605,795	$598,382,161

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

October 31, 2025

	IMC International Small Cap Fund	International Equity Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	293,281	15,386,278

Y Class	2,554,904	3,273,455

Investor Class	3,234,056	2,613,015

Advisor Class	N/A	449,755

A Class	N/A	601,263

C Class	N/A	142,386

R6 Class	N/A	8,199,463

Net assets:
R5 Class	$6,277,170	$297,965,872

Y Class	$54,226,484	$67,757,607

Investor Class	$69,102,141	$50,105,978

Advisor Class	N/A	$8,983,283

A Class	N/A	$11,452,777

C Class	N/A	$2,574,483

R6 Class	N/A	$159,542,161

Net asset value, offering and redemption price per share:
R5 Class	$21.40	$19.37

Y Class	$21.22	$20.70

Investor Class	$21.37	$19.18

Advisor Class	N/A	$19.97

A Class	N/A	$19.05

A Class (offering price)	N/A	$20.21

C Class	N/A	$18.08

R6 Class	N/A	$19.46

† Cost of investments in unaffiliated securities	$95,322,989	$517,694,781
‡ Cost of investments in affiliated securities	$5,397,582	$17,152,379
§ Fair value of securities on loan	$8,153,260	$16,897,619
^ Cost of foreign currency	$838,360	$21,097

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended October 31, 2025

	IMC International Small Cap Fund	International Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,666,562	$18,235,568
Dividend income from affiliated securities (Note 2)	108,906	719,210
Interest income (net of foreign taxes)†	-	46,560
Income derived from securities lending (Note 9)	46,597	40,986
Other income	170	425

Total investment income	1,822,235	19,042,749

Expenses:
Management and sub-advisory fees (Note 2)	846,893	3,561,569
Transfer agent fees (Note 2):
R5 Class	3,313	95,982
Y Class	53,537	73,188
Investor Class	5,722	8,216
Advisor Class	-	1,861
A Class	-	4,574
C Class	-	3,689
R6 Class	-	31,338
Custody and fund accounting fees	176,331	246,118
Professional fees	31,253	118,559
Registration fees and expenses	55,291	104,895
Service fees (Note 2):
Investor Class	157,853	172,732
Advisor Class	-	30,893
A Class	-	17,562
C Class	-	2,868
Distribution fees (Note 2):
Advisor Class	-	30,787
A Class	-	26,355
C Class	-	25,512
ICI membership dues and license expenses	64,001	250,224
Prospectus and shareholder report expenses	171	-
Trustee fees (Note 2)	10,940	56,901
Loan interest expense (Note 2)	10,257	1,038
Line of credit interest expense (Note 10)	1,196	6,137
Other expenses	51,190	28,725

Total expenses	1,467,948	4,899,723

Net fees waived and expenses (reimbursed) (Note 2)	(141,716)	(136,470)

Net expenses	1,326,232	4,763,253

Net investment income	496,003	14,279,496

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	10,198,835	56,785,563
Foreign currency transactions	(258,247)	(22,428)
Futures contracts	-	2,566,333
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	17,383,593	48,742,640
Foreign currency transactions	185,473	207,320
Futures contracts	-	966,151

Net gain from investments	27,509,654	109,245,579

Net increase in net assets resulting from operations.	$28,005,657	$123,525,075

† Foreign taxes	$216,319	$1,339,843

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	IMC International Small Cap Fund		International Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Increase in net assets:
Operations:
Net investment income	$496,003	$1,353,004	$14,279,496	$21,398,604
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	9,940,588	12,800,493	59,329,468	138,899,948
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, and futures contracts	17,569,066	8,870,083	49,916,111	23,351,597

Net increase in net assets resulting from operations	28,005,657	23,023,580	123,525,075	183,650,149

Distributions to shareholders:
Total retained earnings:
R5 Class	(801,631)	(138,937)	(55,815,455)	(20,300,284)
Y Class	(5,709,335)	(1,243,710)	(14,630,183)	(4,658,524)
Investor Class	(4,457,797)	(1,067,041)	(9,500,932)	(3,138,410)
Advisor Class	-	-	(2,631,766)	(617,707)
A Class	-	-	(1,875,805)	(525,588)
C Class	-	-	(477,523)	(119,521)
R6 Class	-	-	(25,181,661)	(17,067,264)

Net distributions to shareholders	(10,968,763)	(2,449,688)	(110,113,325)	(46,427,298)

Capital share transactions (Note 11):
Proceeds from sales of shares	30,490,069	17,327,215	106,153,769	112,495,053
Reinvestment of dividends and distributions	9,054,953	1,985,343	107,190,375	45,531,550
Cost of shares redeemed	(53,400,187)	(43,285,575)	(226,471,538)	(576,675,248)

Net (decrease) in net assets from capital share transactions	(13,855,165)	(23,973,017)	(13,127,394)	(418,648,645)

Net increase (decrease) in net assets	3,181,729	(3,399,125)	284,356	(281,425,794)

Net assets:
Beginning of year	126,424,066	129,823,191	598,097,805	879,523,599

End of year	$129,605,795	$126,424,066	$598,382,161	$598,097,805

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of October 31, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings. From November 1, 2024 to February 23, 2025, the American Beacon IMC International Small Cap Fund was known as American Beacon EAM International Small Cap Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Realized gains (losses) from securities sold are determined on the basis of specific lot identifications. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and premiums. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and does not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

IMC International Small Cap Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management Inc. (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon IMC International Small Cap Fund, and the Manager have entered into an Investment Advisory Agreement with Global IMC LLC (formerly known as EAM Global Investors LLC) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

The Management and Sub-Advisory Fees paid by the Funds for the year ended October 31, 2025 were as follows:

IMC International Small Cap Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$404,425
Sub-Advisory Fees	0.40%	442,468

Total.	0.75%	$846,893

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,019,806
Sub-Advisory Fees	0.27%	1,541,763

Total.	0.62%	$3,561,569

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended October 31, 2025, the Manager received securities lending fees of $5,366 and $5,101 for the securities lending activities of the IMC International Small Cap Fund and International Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the year ended October 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
IMC International Small Cap	$51,879
International Equity	146,249

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

As of October 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
IMC International Small Cap	$4,695
International Equity	13,397

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an October 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	October 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	IMC International Small Cap	$4,581,581	$-	$-	$108,906	$4,581,581
U.S. Government Money Market Select	Securities Lending	IMC International Small Cap	816,001	-	-	N/A	816,001
U.S. Government Money Market Select	Direct	International Equity	16,853,416	-	-	719,210	16,853,416
U.S. Government Money Market Select	Securities Lending	International Equity	298,963	-	-	N/A	298,963

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
IMC International Small Cap	$2,556	$733	$3,289
International Equity	16,918	1,229	18,147

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), a Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2025, the IMC International Small Cap Fund borrowed on average $3,731,034 for 12 days at an average interest rate of 5.22% with interest charges of $10,257 and the International Equity Fund borrowed $2,458,142 for 1 day at an interest rate of 5.14% with interest charges of $1,038. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Funds, through February 28, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended October 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2024 - 2/28/2025	3/1/2025 - 10/31/2025	Reimbursed Expenses	(Recouped) Expenses
IMC International Small Cap	R5	0.89%	0.89%	$18,327	$(2,260)	2027-2028
IMC International Small Cap	Y	1.10%	1.10%	60,137	(19,286)	2027-2028
IMC International Small Cap	Investor	1.30%	1.30%	63,252	(21,780)	2027-2028
International Equity	R6	0.69%	0.69%	136,470	(19,521)	2027-2028

Of the above amounts, $43,326 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at October 31, 2025 for the IMC International Small Cap Fund and $14,002 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at October 31, 2025 for the International Equity Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
IMC International Small Cap	$-	$-	$1,783	2024-2025
IMC International Small Cap	2,260	21,395	-	2025-2026
IMC International Small Cap	41,066	185,076	-	2026-2027
International Equity	10,184	-	46,395	2024-2025
International Equity	9,337	231,684	-	2025-2026
International Equity	-	220,508	-	2026-2027

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2025, RID collected $185 for International Equity Fund from the sale of A Class Shares. The IMC International Small Cap Fund does not offer A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2025, there were no CDSC fees collected for the A Class Shares of the International Equity Fund.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2025, CDSC fees of $22 were collected for the C Class Shares of International Equity Fund. The IMC International Small Cap Fund does not offer C Class Shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. GDRs may be offered in one or more foreign countries and represent the deposit with a foreign bank of securities of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or

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Notes to Financial Statements

October 31, 2025

required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended October 31, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or

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Notes to Financial Statements

October 31, 2025

the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances, to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract..

During the year ended October 31, 2025, the IMC International Small Cap Fund did not enter into any forward foreign currency contracts and the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations. At October 31, 2025, the International Equity Fund did not have any forward foreign currency contracts outstanding.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended October 31, 2025, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2025
International Equity	$161

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of October 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$–	$–	$–	$47,333	$47,333

The effect of financial derivative instruments on the Statements of Operations as of October 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$–	$–	$–	$2,566,333	$2,566,333

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$–	$–	$–	$966,151	$966,151

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2025.

IMC International Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of October 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$816,001	$-	$-	$-	$816,001

Total Borrowings	$816,001	$-	$-	$-	$816,001

Gross amount of recognized liabilities for securities lending transactions					$816,001

International Equity Fund

Offsetting of Financial and Derivative Assets as of October 31, 2025:
	Assets	Liabilities
Futures Contracts(1)	$47,333	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$47,333	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(47,333)	$-

	Remaining Contractual Maturity of the Agreements As of October 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$298,963	$-	$-	$-	$298,963

Total Borrowings	$298,963	$-	$-	$-	$298,963

Gross amount of recognized liabilities for securities lending transactions					$298,963

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Funds’ performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually

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Notes to Financial Statements

October 31, 2025

high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager allocates the International Equity Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Funds’ ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	IMC International Small Cap		International Equity
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$662,966	$138,937	$24,578,569	$20,300,284
Y Class	4,721,739	1,243,710	6,405,600	4,658,524
Investor Class	3,671,612	1,067,041	4,080,072	3,138,410
Advisor Class	-	-	1,120,922	617,707
A Class	-	-	801,293	525,588
C Class	-	-	191,721	119,521
R6 Class	-	-	11,116,526	17,067,264
Long-term capital gains
R5 Class	138,665	-	31,236,886	-
Y Class	987,596	-	8,224,583	-
Investor Class	786,185	-	5,420,860	-
Advisor Class	-	-	1,510,844	-
A Class	-	-	1,074,512	-
C Class	-	-	285,802	-
R6 Class	-	-	14,065,135	-

Total distributions paid	$10,968,763	$2,449,688	$110,113,325	$46,427,298

*For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

As of October 31, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IMC International Small Cap Fund	$101,936,960	$28,308,116	$(1,480,930)	$26,827,186
International Equity Fund	544,985,507	83,841,869	(35,178,169)	48,663,700

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
IMC International Small Cap	$26,827,186	$4,375,535	$6,685,449	$-	$-	$37,888,170
International Equity	48,663,700	32,317,971	33,765,854	-	-	114,747,525

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains from passive foreign investment companies and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of October 31, 2025:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
IMC International Small Cap	$–	$–
International Equity	6,365,625	(6,365,625)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
IMC International Small Cap	$225,125,408	$252,131,442
International Equity	272,055,742	374,902,699

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

A summary of the Funds’ transactions in the USG Select Fund for the year ended October 31, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	October 31, 2025 Shares/Fair Value
IMC International Small Cap	Direct	$3,672,653	$90,856,127	$89,947,199	$4,581,581
IMC International Small Cap	Securities Lending	67,200	13,955,930	13,207,129	816,001
International Equity	Direct	19,354,297	274,668,031	277,168,912	16,853,416
International Equity	Securities Lending	2,442,760	10,553,578	12,697,375	298,963

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

As of October 31, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
IMC International Small Cap	$8,153,260	$816,001	$7,610,702	$8,426,703
International Equity	16,897,619	298,963	17,329,309	17,628,272

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2025, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31,
	2025		2024
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	117,318	$1,975,911	91,304	$1,649,842
Reinvestment of dividends	50,544	801,631	8,451	138,937
Shares redeemed	(335,388)	(5,375,567)	(51,572)	(928,768)

Net increase (decrease) in shares outstanding	(167,526)	$(2,598,025)	48,183	$860,011

	Y Class
	Year Ended October 31,
	2025		2024
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	536,604	$9,284,386	474,289	$8,271,875
Reinvestment of dividends	256,986	4,050,098	55,611	911,458
Shares redeemed	(1,766,106)	(27,459,261)	(1,103,789)	(19,105,361)

Net (decrease) in shares outstanding .	(972,516)	$(14,124,777)	(573,889)	$(9,922,028)

	Investor Class
	Year Ended October 31,
	2025		2024
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	1,001,919	$19,229,772	416,836	$7,405,498
Reinvestment of dividends	264,520	4,203,224	56,629	934,948
Shares redeemed	(1,169,800)	(20,565,359)	(1,314,525)	(23,251,446)

Net increase (decrease) in shares outstanding	96,639	$2,867,637	(841,060)	$(14,911,000)

	R5 Class
	Year Ended October 31,
	2025		2024
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,888,149	$32,596,643	1,275,928	$23,962,085
Reinvestment of dividends	3,663,496	54,402,910	1,101,966	19,912,534
Shares redeemed	(5,714,347)	(95,456,190)	(11,561,436)	(214,281,949)

Net (decrease) in shares outstanding .	(162,702)	$(8,456,637)	(9,183,542)	$(170,407,330)

	Y Class
	Year Ended October 31,
	2025		2024
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	594,077	$11,038,088	533,844	$10,553,834
Reinvestment of dividends	910,026	14,451,225	240,581	4,587,876
Shares redeemed	(2,405,797)	(42,896,783)	(1,581,261)	(31,258,707)

Net (decrease) in shares outstanding .	(901,694)	$(17,407,470)	(806,836)	$(16,116,997)

	Investor Class
	Year Ended October 31,
	2025		2024
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	349,901	$6,000,910	150,953	$2,813,915
Reinvestment of dividends	633,647	9,339,960	172,001	3,089,134
Shares redeemed	(1,083,337)	(18,689,028)	(1,470,504)	(26,829,824)

Net (decrease) in shares outstanding .	(99,789)	$(3,348,158)	(1,147,550)	$(20,926,775)

American Beacon FundsSM

Notes to Financial Statements

October 31, 2025

	Advisor Class
	Year Ended October 31,
	2025		2024
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	153,012	$2,803,426	76,294	$1,499,384
Reinvestment of dividends	171,016	2,630,212	33,225	617,326
Shares redeemed	(581,598)	(10,562,890)	(119,270)	(2,322,072)

Net (decrease) in shares outstanding .	(257,570)	$(5,129,252)	(9,751)	$(205,362)

	A Class
	Year Ended October 31,
	2025		2024
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	122,803	$2,110,899	159,796	$2,963,199
Reinvestment of dividends	126,720	1,857,713	29,150	520,904
Shares redeemed	(166,419)	(2,819,607)	(214,751)	(4,077,761)

Net increase (decrease) in shares outstanding	83,104	$1,149,005	(25,805)	$(593,658)

	C Class
	Year Ended October 31,
	2025		2024
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	19,903	$322,559	23,520	$419,997
Reinvestment of dividends	34,084	477,523	6,898	118,845
Shares redeemed	(54,897)	(890,269)	(52,208)	(929,371)

Net (decrease) in shares outstanding .	(910)	$(90,187)	(21,790)	$(390,529)

	R6 Class
	Year Ended October 31,
	2025		2024
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,895,299	$51,281,244	3,731,057	$70,282,639
Reinvestment of dividends	1,611,726	24,030,832	920,802	16,684,931
Shares redeemed	(3,159,329)	(55,156,771)	(15,134,620)	(296,975,564)

Net increase (decrease) in shares outstanding	1,347,696	$20,155,305	(10,482,761)	$(210,007,994)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended October 31,
	2025A		2024	2023B		2022	2021

Net asset value, beginning of period	$17.78		$15.31	$13.47		$19.56	$15.58

Income (loss) from investment operations:
Net investment income	0.11	C	0.36	0.15	C D	0.20	0.60	E
Net gains (losses) on investments (both realized and unrealized)	5.16		2.45	1.96		(5.53)	3.50

Total income (loss) from investment operations	5.27		2.81	2.11		(5.33)	4.10

Less distributions:
Dividends from net investment income	(0.25)		(0.34)	(0.27)		(0.76)	(0.12)
Distributions from net realized gains	(1.40)		-	-		-	-

Total distributions	(1.65)		(0.34)	(0.27)		(0.76)	(0.12)

Net asset value, end of period	$21.40		$17.78	$15.31		$13.47	$19.56

Total returnF	32.90%		18.52%	15.75%		(28.31)%	26.38%

Ratios and supplemental data:
Net assets, end of period	$6,277,170		$8,195,147	$6,316,496		$13,963,043	$20,907,091
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18%		1.21%	1.21%		0.90%	0.92%
Expenses, net of reimbursements and/or recoupments	0.91	%G H I	0.89%	0.89%		0.89%	0.91	%H
Net investment income, before expense reimbursements and/or recoupments	0.35%		0.97%	0.63	%D	1.30%	3.14	%E
Net investment income, net of reimbursements and/or recoupments	0.62%		1.29%	0.95	%D	1.31%	3.15	%E
Portfolio turnover rate	209%		260%	292%		21%	34%

A	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
B	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0312.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.89%, for the period ended October 31, 2025.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2025A		2024		2023B		2022	2021

Net asset value, beginning of period	$17.69		$15.24		$13.46		$19.54	$15.56

Income (loss) from investment operations:
Net investment income	0.09	C	0.05		0.20	C D	0.04	0.59	E
Net gains (losses) on investments (both realized and unrealized)	5.09		2.72		1.84		(5.36)	3.49

Total income (loss) from investment operations	5.18		2.77		2.04		(5.32)	4.08

Less distributions:
Dividends from net investment income	(0.25)		(0.32)		(0.26)		(0.76)	(0.10)
Distributions from net realized gains	(1.40)		-		-		-	-

Total distributions	(1.65)		(0.32)		(0.26)		(0.76)	(0.10)

Net asset value, end of period	$21.22		$17.69		$15.24		$13.46	$19.54

Total returnF	32.53%		18.31%		15.21%		(28.31)%	26.25%

Ratios and supplemental data:
Net assets, end of period	$54,226,484		$62,393,608		$62,512,548		$96,269,149	$160,793,226
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23%		1.27%		1.26%		0.95%	0.98%
Expenses, net of reimbursements and/or recoupments	1.12	%G H J	1.13	%I	1.26%		0.95%	0.98%
Net investment income, before expense reimbursements and/or recoupments	0.42%		0.93%		1.24	%D	1.21%	3.40	%E
Net investment income, net of reimbursements and/or recoupments	0.53%		1.07%		1.24	%D	1.21%	3.40	%E
Portfolio turnover rate	209%		260%		292%		21%	34%

A	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
B	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0439.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3834.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.
J	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.10%, for the period ended October 31, 2025.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2025A		2024		2023B		2022	2021

Net asset value, beginning of period	$17.80		$15.33		$13.51		$19.59	$15.60

Income (loss) from investment operations:
Net investment income	0.06	C	0.45		0.48	D	0.65	0.76	E
Net gains (losses) on investments (both realized and unrealized)	5.13		2.30		1.55		(6.04)	3.29

Total income (loss) from investment operations	5.19		2.75		2.03		(5.39)	4.05

Less distributions:
Dividends from net investment income	(0.22)		(0.28)		(0.21)		(0.69)	(0.06)
Distributions from net realized gains	(1.40)		-		-		-	-

Total distributions	(1.62)		(0.28)		(0.21)		(0.69)	(0.06)

Net asset value, end of period	$21.37		$17.80		$15.33		$13.51	$19.59

Total returnF	32.30%		18.07%		15.06%		(28.49)%	26.01%

Ratios and supplemental data:
Net assets, end of period	$69,102,141		$55,835,311		$60,994,147		$72,187,362	$180,324,267
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.44%		1.51%		1.46%		1.18%	1.20%
Expenses, net of reimbursements and/or recoupments	1.32	%G H J	1.34	%I	1.46%		1.18%	1.20%
Net investment income, before expense reimbursements and/or recoupments	0.22%		0.70%		1.10	%D	1.03%	2.81	%E
Net investment income, net of reimbursements and/or recoupments	0.34%		0.87%		1.10	%D	1.03%	2.81	%E
Portfolio turnover rate	209%		260%		292%		21%	34%

A	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
B	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0406.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3074.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.
J	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.30%, for the period ended October 31, 2025.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$19.36		$16.72	$14.31	$20.31	$14.73

Income (loss) from investment operations:
Net investment income	0.44	A	0.61	0.56	0.39	0.45	B
Net gains (losses) on investments (both realized and unrealized)	3.23		3.01	2.28	(4.40)	5.43

Total income (loss) from investment operations	3.67		3.62	2.84	(4.01)	5.88

Less distributions:
Dividends from net investment income	(0.83)		(0.61)	(0.43)	(0.65)	(0.30)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-

Total distributions	(3.66)		(0.98)	(0.43)	(1.99)	(0.30)

Net asset value, end of period	$19.37		$19.36	$16.72	$14.31	$20.31

Total returnC	24.70%		22.05%	20.09%	(21.69)%	40.18%

Ratios and supplemental data:
Net assets, end of period	$297,965,872		$301,082,293	$413,488,011	$891,001,265	$1,329,626,349
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79%		0.77%	0.79%	0.72%	0.73%
Expenses, net of reimbursements and/or recoupments	0.79%		0.77%	0.79%	0.72%	0.73%
Net investment income, before expense reimbursements and/or recoupments	2.51%		2.57%	2.30%	2.17%	2.31%B
Net investment income, net of reimbursements and/or recoupments	2.51%		2.57%	2.30%	2.17%	2.31%B
Portfolio turnover rate	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0746.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$20.43		$17.59	$15.03	$21.18	$15.36

Income (loss) from investment operations:
Net investment income	0.44	A	1.18	1.22	1.53	1.83	B
Net gains (losses) on investments (both realized and unrealized)	3.47		2.62	1.76	(5.74)	4.27

Total income (loss) from investment operations	3.91		3.80	2.98	(4.21)	6.10

Less distributions:
Dividends from net investment income	(0.81)		(0.59)	(0.42)	(0.60)	(0.28)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-

Total distributions	(3.64)		(0.96)	(0.42)	(1.94)	(0.28)

Net asset value, end of period	$20.70		$20.43	$17.59	$15.03	$21.18

Total returnC	24.56%		22.01%	20.01%	(21.71)%	39.99%

Ratios and supplemental data:
Net assets, end of period	$67,757,607		$85,292,074	$87,634,823	$95,663,172	$233,692,916
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86%		0.84%	0.86%	0.81%	0.79%
Expenses, net of reimbursements and/or recoupments	0.86%		0.84%	0.86%	0.81%	0.79%
Net investment income, before expense reimbursements and/or recoupments	2.36%		2.51%	2.43%	2.03%	2.01	%B
Net investment income, net of reimbursements and/or recoupments	2.36%		2.51%	2.43%	2.03%	2.01	%B
Portfolio turnover rate	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0243.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$19.19		$16.54	$14.16	$20.11	$14.57

Income (loss) from investment operations:
Net investment income	0.40	A	0.62	0.72	0.35	0.38	B
Net gains (losses) on investments (both realized and unrealized)	3.18		2.91	2.04	(4.37)	5.38

Total income (loss) from investment operations	3.58		3.53	2.76	(4.02)	5.76

Less distributions:
Dividends from net investment income	(0.76)		(0.51)	(0.38)	(0.59)	(0.22)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-

Total distributions	(3.59)		(0.88)	(0.38)	(1.93)	(0.22)

Net asset value, end of period	$19.18		$19.19	$16.54	$14.16	$20.11

Total returnC	24.28%		21.71%	19.64%	(21.93)%	39.72%

Ratios and supplemental data:
Net assets, end of period	$50,105,978		$52,061,716	$63,864,486	$81,694,109	$126,691,864
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11%		1.10%	1.12%	1.07%	1.06%
Expenses, net of reimbursements and/or recoupments	1.11%		1.10%	1.12%	1.07%	1.06%
Net investment income, before expense reimbursements and/or recoupments	2.26%		2.18%	2.61%	1.84%	1.98	%B
Net investment income, net of reimbursements and/or recoupments	2.26%		2.18%	2.61%	1.84%	1.98	%B
Portfolio turnover rate	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0785.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$19.83		$17.09	$14.62	$20.68	$14.94

Income (loss) from investment operations:
Net investment income	0.39	A	0.42	0.43	0.29	0.41	B
Net gains (losses) on investments (both realized and unrealized)	3.32		3.20	2.39	(4.46)	5.48

Total income (loss) from investment operations	3.71		3.62	2.82	(4.17)	5.89

Less distributions:
Dividends from net investment income	(0.74)		(0.51)	(0.35)	(0.55)	(0.15)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-

Total distributions	(3.57)		(0.88)	(0.35)	(1.89)	(0.15)

Net asset value, end of period	$19.97		$19.83	$17.09	$14.62	$20.68

Total returnC	24.06%		21.50%	19.45%	(22.01)%	39.53%

Ratios and supplemental data:
Net assets, end of period	$8,983,283		$14,029,585	$12,257,174	$13,706,977	$18,745,607
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27%		1.25%	1.27%	1.20%	1.20%
Expenses, net of reimbursements and/or recoupments	1.27%		1.25%	1.27%	1.20%	1.20%
Net investment income, before expense reimbursements and/or recoupments	2.16%		2.11%	2.08%	1.67%	1.79	%B
Net investment income, net of reimbursements and/or recoupments	2.16%		2.11%	2.08%	1.67%	1.79	%B
Portfolio turnover rate	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0709.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$19.09		$16.50	$14.13	$20.06	$14.55

Income (loss) from investment operations:
Net investment income	0.37	A	0.40	0.34	0.33	0.36	B
Net gains (losses) on investments (both realized and unrealized)	3.16		3.11	2.40	(4.36)	5.38

Total income (loss) from investment operations	3.53		3.51	2.74	(4.03)	5.74

Less distributions:
Dividends from net investment income	(0.74)		(0.55)	(0.37)	(0.56)	(0.23)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-

Total distributions	(3.57)		(0.92)	(0.37)	(1.90)	(0.23)

Net asset value, end of period	$19.05		$19.09	$16.50	$14.13	$20.06

Total returnC	24.12%		21.63%	19.55%	(22.00)%	39.65%

Ratios and supplemental data:
Net assets, end of period	$11,452,777		$9,890,341	$8,977,482	$7,205,251	$10,017,801
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22%		1.18%	1.19%	1.14%	1.13%
Expenses, net of reimbursements and/or recoupments	1.22%		1.18%	1.19%	1.14%	1.13%
Net investment income, before expense reimbursements and/or recoupments	2.11%		2.22%	2.15%	1.80%	1.83	%B
Net investment income, net of reimbursements and/or recoupments	2.11%		2.22%	2.15%	1.80%	1.83	%B
Portfolio turnover rate	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0643.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$18.27		$15.80	$13.53	$19.27	$13.99

Income (loss) from investment operations:
Net investment income	0.22	A	0.13	0.10	0.16	0.19	B
Net gains (losses) on investments (both realized and unrealized)	3.01		3.08	2.41	(4.14)	5.19

Total income (loss) from investment operations	3.23		3.21	2.51	(3.98)	5.38

Less distributions:
Dividends from net investment income	(0.59)		(0.37)	(0.24)	(0.42)	(0.10)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-

Total distributions	(3.42)		(0.74)	(0.24)	(1.76)	(0.10)

Net asset value, end of period	$18.08		$18.27	$15.80	$13.53	$19.27

Total returnC	23.13%		20.59%	18.66%	(22.55)%	38.56%

Ratios and supplemental data:
Net assets, end of period	$2,574,483		$2,618,564	$2,608,270	$2,842,235	$4,317,179
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.01%		1.98%	1.96%	1.89%	1.86%
Expenses, net of reimbursements and/or recoupments	2.01%		1.98%	1.96%	1.89%	1.86%
Net investment income, before expense reimbursements and/or recoupments	1.33%		1.37%	1.41%	1.08%	1.14	%B
Net investment income, net of reimbursements and/or recoupments	1.33%		1.37%	1.41%	1.08%	1.14	%B
Portfolio turnover rate	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0667.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$19.43		$16.77	$14.35	$20.35	$14.76

Income (loss) from investment operations:
Net investment income	0.47	A	0.12	0.40	0.41	0.45	B
Net gains (losses) on investments (both realized and unrealized)	3.22		3.53	2.46	(4.41)	5.44

Total income (loss) from investment operations	3.69		3.65	2.86	(4.00)	5.89

Less distributions:
Dividends from net investment income	(0.83)		(0.62)	(0.44)	(0.66)	(0.30)
Distributions from net realized gains	(2.83)		(0.37)	-	(1.34)	-

Total distributions	(3.66)		(0.99)	(0.44)	(2.00)	(0.30)

Net asset value, end of period	$19.46		$19.43	$16.77	$14.35	$20.35

Total returnC	24.78%		22.17%	20.15%	(21.62)%	40.20%

Ratios and supplemental data:
Net assets, end of period	$159,542,161		$133,123,232	$290,693,353	$296,382,124	$397,732,934
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79%		0.77%	0.77%	0.71%	0.71%
Expenses, net of reimbursements and/or recoupments	0.70	%D	0.69%	0.69%	0.69%	0.70	%D
Net investment income, before expense reimbursements and/or recoupments	2.55%		2.86%	2.54%	2.22%	2.30	%B
Net investment income, net of reimbursements and/or recoupments	2.64%		2.94%	2.62%	2.24%	2.31	%B
Portfolio turnover rate	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0738.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.69% for the period ended October 31, 2025.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

October 31, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended October 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

IMC International Small Cap	0.00%
International Equity	0.00%

Qualified Dividend Income:

IMC International Small Cap	13.55%
International Equity	50.80%

Long-Term Capital Gain Distributions:

IMC International Small Cap	$1,912,446
International Equity	$68,184,247

Short-Term Capital Gain Distributions:

IMC International Small Cap	$7,470,515
International Equity	$23,661,215

Foreign Tax Credit:

IMC International Small Cap	$541,633
International Equity	$179,948

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon IMC International Small Cap Fund formerly known as EAM International Small Cap Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Diversified Institutional Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

AR 10/25

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	October 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Large Cap Value Fund.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Large Cap Value Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 30, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 92.0%

Communication Services - 3.6%

Entertainment - 0.7%
Electronic Arts, Inc.	46,988	$9,400,419

Warner Bros Discovery, Inc.A	614,512	13,795,795

		23,196,214

Interactive Media & Services - 1.6%
Alphabet, Inc., Class A	196,812	55,341,566

Media - 1.3%
Comcast Corp., Class A	955,992	26,610,038

Omnicom Group, Inc.	220,966	16,576,869

		43,186,907

Total Communication Services		121,724,687

Consumer Discretionary - 6.6%

Automobile Components - 1.4%
Aptiv PLCA	504,828	40,941,551
BorgWarner, Inc.	127,618	5,482,469

		46,424,020

Automobiles - 0.9%
General Motors Co.	431,470	29,810,262

Hotels, Restaurants & Leisure - 2.8%
Carnival Corp.A	1,693,372	48,819,915
Marriott International, Inc., Class A	57,587	15,006,020
Wynn Resorts Ltd.	243,541	28,978,944

		92,804,879

Household Durables - 0.8%
Lennar Corp., Class A	208,055	25,750,968

Specialty Retail - 0.7%
Lithia Motors, Inc.	14,924	4,687,330
Lowe’s Cos., Inc.	85,180	20,283,913

		24,971,243

Total Consumer Discretionary		219,761,372

Consumer Staples - 3.4%

Beverages - 1.6%
Constellation Brands, Inc., Class A	76,299	10,024,162
Keurig Dr. Pepper, Inc.	1,119,200	30,397,472
PepsiCo, Inc.	83,319	12,172,073

		52,593,707

Food Products - 1.4%
Conagra Brands, Inc.	227,698	3,914,129
J.M. Smucker Co.	52,785	5,465,887
Kraft Heinz Co.	659,439	16,307,926
Mondelez International, Inc., Class A	272,290	15,645,783
Nestle SA, ADR	72,532	6,928,257

		48,261,982

Household Products - 0.2%
Kimberly-Clark Corp.	52,351	6,266,938

See accompanying notes

2

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 92.0% (continued)

Consumer Staples - 3.4% (continued)

Personal Products - 0.2%
Kenvue, Inc.	378,013	$5,432,047

Total Consumer Staples		112,554,674

Energy - 8.2%

Energy Equipment & Services - 1.7%
Baker Hughes Co.	212,070	10,266,309
Halliburton Co.	489,067	13,126,558
NOV, Inc.	1,256,511	18,345,061
SLB Ltd.	448,473	16,171,936

		57,909,864

Oil, Gas & Consumable Fuels - 6.5%
APA Corp.B	1,382,859	31,321,756
Chevron Corp.	187,669	29,599,155
ConocoPhillips	300,495	26,701,986
EOG Resources, Inc.	67,229	7,115,517
Exxon Mobil Corp.	469,713	53,716,379
Murphy Oil Corp.	101,135	2,862,120
Ovintiv, Inc.	332,949	12,488,917
Permian Resources Corp.	924,949	11,617,359
Phillips 66	179,362	24,418,343
Shell PLC, ADR	243,264	18,225,339

		218,066,871

Total Energy		275,976,735

Financials - 23.1%

Banks - 9.2%
Bank of America Corp.	963,858	51,518,210
Citigroup, Inc.	528,673	53,517,568
Citizens Financial Group, Inc.	315,747	16,062,050
First Citizens BancShares, Inc., Class A	5,698	10,397,824
JPMorgan Chase & Co.	168,231	52,340,029
PNC Financial Services Group, Inc.	96,692	17,651,125
Truist Financial Corp.	260,089	11,607,772
U.S. Bancorp	472,706	22,065,916
Wells Fargo & Co.	627,027	54,532,538
Western Alliance Bancorp	231,700	17,921,995

		307,615,027

Capital Markets - 3.9%
ARES Management Corp., Class A	18,252	2,714,255
Blackrock, Inc.	16,021	17,347,699
KKR & Co., Inc.	147,625	17,468,466
LPL Financial Holdings, Inc.	68,784	25,952,891
Morgan Stanley	157,497	25,829,508
Nasdaq, Inc.	226,002	19,320,911
State Street Corp.	186,816	21,607,139

		130,240,869

Consumer Finance - 2.1%
American Express Co.	143,364	51,715,696
Capital One Financial Corp.	52,470	11,542,875
SLM Corp.	340,932	9,154,024

		72,412,595

See accompanying notes

3

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 92.0% (continued)

Financials - 23.1% (continued)

Financial Services - 2.4%
Berkshire Hathaway, Inc., Class BA	66,379	$31,698,628
Corebridge Financial, Inc.	304,449	9,912,859
Fidelity National Information Services, Inc.	527,607	32,985,990
Fiserv, Inc.A	86,629	5,777,288

		80,374,765

Insurance - 5.5%
American International Group, Inc.	626,603	49,476,573
Aon PLC, Class A	55,358	18,859,363
Chubb Ltd.	63,752	17,655,479
Everest Group Ltd.	28,113	8,842,101
Hartford Insurance Group, Inc.	61,674	7,658,677
Marsh & McLennan Cos., Inc.	110,568	19,697,689
Progressive Corp.	166,137	34,224,222
Travelers Cos., Inc.	73,213	19,666,476
Willis Towers Watson PLC	33,170	10,385,527

		186,466,107

Total Financials		777,109,363

Health Care - 12.7%

Biotechnology - 0.5%
AbbVie, Inc.	75,303	16,419,066

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	129,086	15,957,611
GE HealthCare Technologies, Inc.	315,413	23,640,204
Medtronic PLC	452,775	41,066,693
Solventum Corp.A	70,072	4,837,771
Zimmer Biomet Holdings, Inc.	63,202	6,355,593

		91,857,872

Health Care Providers & Services - 6.1%
Centene Corp.A	151,521	5,359,298
Cigna Group	122,644	29,975,420
CVS Health Corp.	119,689	9,353,695
Elevance Health, Inc.	147,933	46,924,348
HCA Healthcare, Inc.	25,459	11,702,993
Humana, Inc.	75,795	21,085,411
Labcorp Holdings, Inc.	19,648	4,989,806
McKesson Corp.	44,640	36,218,218
UnitedHealth Group, Inc.	109,863	37,524,806

		203,133,995

Life Sciences Tools & Services - 0.4%
Avantor, Inc.A	1,136,847	13,437,532

Pharmaceuticals - 3.0%
GSK PLC, ADRB	128,597	6,026,055
Johnson & Johnson	139,955	26,433,301
Merck & Co., Inc.	419,700	36,085,806
Pfizer, Inc.	345,149	8,507,923
Sanofi SA, ADR	475,100	24,030,558

		101,083,643

Total Health Care		425,932,108

See accompanying notes

4

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 92.0% (continued)

Industrials - 12.6%

Aerospace & Defense - 3.6%
Boeing Co.A	175,112	$35,201,014
General Dynamics Corp.	98,951	34,128,200
Northrop Grumman Corp.	24,774	14,454,390
RTX Corp.	215,549	38,475,497

		122,259,101

Air Freight & Logistics - 0.7%
FedEx Corp.	96,101	24,392,356

Building Products - 1.0%
Johnson Controls International PLC	277,183	31,706,963
Trane Technologies PLC	7,732	3,468,962

		35,175,925

Construction & Engineering - 0.5%
AECOM	87,665	11,777,793
Fluor Corp.A	81,501	3,974,804

		15,752,597

Electrical Equipment - 0.9%
Eaton Corp. PLC	30,164	11,509,376
Vertiv Holdings Co., Class A	89,002	17,164,926

		28,674,302

Ground Transportation - 1.2%
JB Hunt Transport Services, Inc.	82,976	14,011,327
Norfolk Southern Corp.	32,972	9,343,606
Union Pacific Corp.	79,952	17,619,022

		40,973,955

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	67,325	13,554,542

Machinery - 3.8%
Caterpillar, Inc.	12,303	7,102,030
CNH Industrial NV	1,039,742	10,906,893
Cummins, Inc.	43,168	18,893,770
Deere & Co.	18,426	8,505,994
Fortive Corp.	531,711	26,766,332
Illinois Tool Works, Inc.	45,808	11,173,487
Otis Worldwide Corp.	33,660	3,122,302
PACCAR, Inc.	297,566	29,280,494
Stanley Black & Decker, Inc.	86,380	5,849,654
Timken Co.	63,878	5,015,062

		126,616,018

Professional Services - 0.3%
Equifax, Inc.	47,910	10,113,801

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	5,718	5,597,922

Total Industrials		423,110,519

Information Technology - 9.6%

Communications Equipment - 1.2%
F5, Inc.A	167,426	42,367,149

See accompanying notes

5

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 92.0% (continued)

Information Technology - 9.6% (continued)

Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	16,345	$2,604,903

IT Services - 1.2%
Accenture PLC, Class A	74,828	18,714,483
Cognizant Technology Solutions Corp., Class A	288,324	21,013,053

		39,727,536

Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	88,852	20,802,919
Entegris, Inc.	298,067	27,293,995
KLA Corp.	15,444	18,667,781
Microchip Technology, Inc.	450,296	28,107,476
QUALCOMM, Inc.	164,986	29,845,967
Texas Instruments, Inc.	78,376	12,654,589

		137,372,727

Software - 3.0%
Oracle Corp.	90,081	23,656,171
Salesforce, Inc.	80,517	20,967,432
Workday, Inc., Class AA	237,750	57,040,980

		101,664,583

Total Information Technology		323,736,898

Materials - 2.9%

Chemicals - 2.0%
Air Products & Chemicals, Inc.	94,149	22,839,606
Axalta Coating Systems Ltd.A	620,861	17,675,913
Olin Corp.	358,691	7,424,904
PPG Industries, Inc.	162,853	15,918,881
Sherwin-Williams Co.	13,207	4,555,622

		68,414,926

Construction Materials - 0.9%
CRH PLC	252,666	30,092,520

Total Materials		98,507,446

Real Estate - 2.2%

Industrial REITs - 1.0%
Prologis, Inc.	254,094	31,530,524

Specialized REITs - 1.2%
Public Storage	69,540	19,371,063
VICI Properties, Inc.	720,166	21,597,778

		40,968,841

Total Real Estate		72,499,365

Utilities - 7.1%

Electric Utilities - 5.9%
American Electric Power Co., Inc.	45,762	5,503,338
Duke Energy Corp.	182,884	22,732,481
Entergy Corp.	307,184	29,517,310
Exelon Corp.	179,767	8,290,854
PG&E Corp.	1,913,595	30,540,976
Pinnacle West Capital Corp.	261,657	23,161,878

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 92.0% (continued)

Utilities - 7.1% (continued)

Electric Utilities - 5.9% (continued)
PPL Corp.	336,505	$12,289,163
Southern Co.	217,190	20,424,548
Xcel Energy, Inc.	547,052	44,404,211

		196,864,759

Multi-Utilities - 1.2%
Dominion Energy, Inc.	715,101	41,969,278

Total Utilities		238,834,037

Total Common Stocks (Cost $2,120,773,849)		3,089,747,204

FOREIGN COMMON STOCKS - 4.8%

Communication Services - 0.3%

Media - 0.3%
WPP PLC, ADRB	430,266	8,162,146

Consumer Discretionary - 0.6%

Automobile Components - 0.6%
Magna International, Inc.	443,090	20,918,279

Consumer Staples - 1.4%

Beverages - 0.4%
Anheuser-Busch InBev SA, ADRB	90,513	5,512,242
Coca-Cola Europacific Partners PLC	54,784	4,866,463
Diageo PLC, ADRB	35,671	3,284,942

		13,663,647

Household Products - 0.2%
Reckitt Benckiser Group PLC, ADRB	478,526	7,335,803

Personal Products - 0.8%
Unilever PLC, ADRB	401,231	24,150,094

Total Consumer Staples		45,149,544

Financials - 0.6%

Banks - 0.6%
Bank of Nova ScotiaB	302,202	19,824,451

Industrials - 0.1%

Ground Transportation - 0.1%
Canadian National Railway Co.	41,350	3,965,879

Information Technology - 1.8%

Communications Equipment - 1.1%
Telefonaktiebolaget LM Ericsson, ADRB	3,705,541	37,388,909

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	43,320	10,700,473

Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	64,326	13,451,853

Total Information Technology		61,541,235

Total Foreign Common Stocks (Cost $121,590,141)		159,561,534

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.9% (Cost $96,415,004)

Investment Companies - 2.9%
American Beacon U.S. Government Money Market Select Fund, 4.02%C D	96,415,004	$96,415,004

SECURITIES LENDING COLLATERAL - 0.6% (Cost $21,054,093)

Investment Companies - 0.6%
American Beacon U.S. Government Money Market Select Fund, 4.02%C D	21,054,093	21,054,093

TOTAL INVESTMENTS - 100.3% (Cost $2,359,833,087)		3,366,777,835
LIABILITIES, NET OF OTHER ASSETS - (0.3%)		(8,993,854)

TOTAL NET ASSETS - 100.0%		$3,357,783,981

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2025 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on October 31, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	318	December 2025	$ 106,867,153	$109,296,600	$2,429,447

			$ 106,867,153	$109,296,600	$2,429,447

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,089,747,204	$–	$–	$3,089,747,204
Foreign Common Stocks	159,561,534	–	–	159,561,534
Short-Term Investments	96,415,004	–	–	96,415,004
Securities Lending Collateral	21,054,093	–	–	21,054,093

Total Investments in Securities - Assets	$3,366,777,835	$–	$–	$3,366,777,835

Financial Derivative Instruments - Assets
Futures Contracts	$2,429,447	$–	$–	$2,429,447

Total Financial Derivative Instruments - Assets	$2,429,447	$–	$–	$2,429,447

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

October 31, 2025

Assets:
Investments in unaffiliated securities, at fair value†	$3,249,308,738
Investments in affiliated securities, at fair value‡ §	117,469,097
Cash collateral held at broker for futures contracts	8,140,000
Dividends and interest receivable	2,891,109
Receivable for investments sold	4,129,818
Receivable for fund shares sold	1,530,961
Receivable for tax reclaims	357,780
Receivable for variation margin on open futures contracts (Note 5)	2,430,167
Prepaid expenses	46,104

Total assets	3,386,303,774

Liabilities:
Payable for fund shares redeemed	1,172,755
Cash due to broker for futures contracts	2,103,511
Cash due to custodian	237
Management and sub-advisory fees payable (Note 2)	3,399,185
Service fees payable (Note 2)	204,262
Transfer agent fees payable (Note 2)	75,541
Payable upon return of securities loaned (Note 9)§	21,054,093
Custody and fund accounting fees payable	220,453
Professional fees payable	93,797
Trustee fees payable (Note 2)	32,698
Payable for prospectus and shareholder reports	59,676
Other liabilities	103,585

Total liabilities	28,519,793

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$3,357,783,981

Analysis of net assets:
Paid-in-capital	$2,028,936,857
Total distributable earnings (deficits)A	1,328,847,124

Net assets	$3,357,783,981

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	36,888,764

Y Class	6,687,750

Investor Class	20,158,836

Advisor Class	1,871,306

A Class	3,294,509

C Class	73,288

R6 Class	50,571,793

Net assets:
R5 Class	$1,071,464,459

Y Class	$191,482,040

Investor Class	$500,053,475

Advisor Class	$45,055,353

A Class	$79,235,555

C Class	$1,753,855

R6 Class	$1,468,739,244

Net asset value, offering and redemption price per share:
R5 Class	$29.05

Y Class	$28.63

Investor Class	$24.81

Advisor Class	$24.08

A Class	$24.05

A Class (offering price)	$25.52

C Class	$23.93

R6 Class	$29.04

† Cost of investments in unaffiliated securities	$2,242,363,990
‡ Cost of investments in affiliated securities	$117,469,097
§ Fair value of securities on loan	$114,059,541

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

9

American Beacon Large Cap Value FundSM

Statement of Operations

For the year ended October 31, 2025

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$73,833,937
Dividend income from affiliated securities (Note 2)	4,242,542
Interest income	250,344
Income derived from securities lending (Note 9)	334,282

Total investment income	78,661,105

Expenses:
Management and sub-advisory fees (Note 2)	18,752,739
Transfer agent fees (Note 2):
R5 Class	415,383
Y Class	186,346
Investor Class	27,755
Advisor Class	3,232
A Class	3,945
C Class	244
R6 Class	59,670
Custody and fund accounting fees	609,938
Professional fees	331,570
Registration fees and expenses	106,851
Service fees (Note 2):
Investor Class	1,667,609
Advisor Class	111,468
A Class	128,985
C Class	2,254
Distribution fees (Note 2):
Advisor Class	111,710
A Class	218,000
C Class	19,803
Prospectus and shareholder report expenses	107,420
Trustee fees (Note 2)	339,182
Line of credit interest expense (Note 10)	35,375
Other expenses	656,753

Total expenses	23,896,232

Net investment income	54,764,873

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	340,967,152
Foreign currency transactions	(4,434)
Futures contracts	17,285,023
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(126,984,656)
Futures contracts	3,515,269

Net gain from investments	234,778,354

Net increase in net assets resulting from operations.	$289,543,227

† Foreign taxes	$932,133

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

10

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2025	Year Ended October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$54,764,873	$58,508,565
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	358,247,741	380,141,742
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(123,469,387)	475,717,464

Net increase in net assets resulting from operations	289,543,227	914,367,771

Distributions to shareholders:
Total retained earnings:
R5 Class	(122,746,741)	(58,861,420)
Y Class	(21,353,693)	(9,951,947)
Investor Class	(63,021,315)	(31,275,864)
Advisor Class	(5,607,834)	(2,492,025)
A Class	(11,166,992)	(714,235)
C Class	(249,289)	(185,530)
R6 Class	(162,110,324)	(65,153,532)

Net distributions to shareholders	(386,256,188)	(168,634,553)

Capital share transactions (Note 11):
Proceeds from sales of shares	467,352,594	589,953,923
Reinvestment of dividends and distributions	340,846,620	149,512,376
Cost of shares redeemed	(837,442,752)	(948,614,037)

Net (decrease) in net assets from capital share transactions	(29,243,538)	(209,147,738)

Net increase (decrease) in net assets	(125,956,499)	536,585,480

Net assets:
Beginning of year	3,483,740,480	2,947,155,000

End of year	$3,357,783,981	$3,483,740,480

See accompanying notes

11

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

12

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$11,783,039
Sub-Advisory Fees	0.20%	6,969,700

Total	0.55%	$18,752,739

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended October 31, 2025, the Manager received securities lending fees of $35,687 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$547,197

As of October 31, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$50,095

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an October 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	October 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Large Cap Value	$96,415,004	$–	$–	$4,242,542	$96,415,004
U.S. Government Money Market Select	Securities Lending	Large Cap Value	21,054,093	–	–	N/A	21,054,093

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Funds	Total
Large Cap Value	$99,761	$15,231	$114,992

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2025, the Fund participated as a lender by loaning an average amount of $18,229,004 for 4 days at an average interest rate of 5.14% with interest charges earned of $10,343. This amount is included in “Interest income” on the Statement of Operations. During the year ended October 31, 2025, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the year ended October 31, 2025 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2025, RID collected $1,070 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2025, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2025, CDSC fees of $2 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract. During the year ended October 31, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2025
Large Cap Value	$376

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

The following is a summary of the fair valuations of the Fund derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement Statements of Assets and Liabilities as of October 31, 2025:

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$2,429,447	$2,429,447

The effect of financial derivative instruments on the Statements of Operations as of October 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$17,285,023	$17,285,023

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$3,515,269	$3,515,269

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2025.

Offsetting of Financial and Derivatives Assets as of October 31, 2025:
	Assets	Liabilities
Futures Contracts	$2,429,447	$–

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,429,447	–

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,429,447)	$–

Large Cap Value Fund

	Remaining Contractual Maturity of the Agreements As of October 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$21,054,093	$–	$–	$–	$21,054,093

Total Borrowings	$21,054,093	$–	$–	$–	$21,054,093

Gross amount of recognized liabilities for securities lending transactions					$21,054,093

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of theFund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the subadvisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$28,001,230	$22,865,530
Y Class	4,776,331	3,784,293
Investor Class	13,240,948	11,008,851
Advisor Class	1,121,216	833,468
A Class	2,427,073	248,573
C Class	32,147	39,204
R6 Class	37,394,344	25,589,230
Long-term capital gains
R5 Class	94,745,511	35,995,890
Y Class	16,577,362	6,167,654
Investor Class	49,780,367	20,267,013
Advisor Class	4,486,618	1,658,557
A Class	8,739,919	465,662
C Class	217,142	146,326
R6 Class	124,715,980	39,564,302

Total distributions paid	$386,256,188	$168,634,553

*For tax purposes, short-term capital gains are considered ordinary income distributions.

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

As of October 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$2,402,246,976	$1,062,190,983	$(97,660,124)	$964,530,859

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Large Cap Value	$964,530,859	$92,212,644	$272,103,621	$-	$-	$1,328,847,124

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the reclassifications of income from investments in real estate securities and other securities, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of October 31, 2025:

Fund	Paid-in-Capital	Distributable Earnings/ (Deficits)
Large Cap Value	$42,278,466	$(42,278,466)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$885,290,230	$1,146,965,276

A summary of the Fund’s transactions in the USG Select Fund for the year ended October 31, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	October 31, 2025 Shares/Fair Value
Large Cap Value	Direct	$136,122,309	$989,330,566	$1,029,037,871	$96,415,004
Large Cap Value	Securities Lending	4,685,167	316,557,247	300,188,321	21,054,093

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Affiliated Trades

Cross trades for the year ended October 31, 2025, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between the fund of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Chief Compliance Officer (“CCO”) certifies to the Board that the 17a-7 transactions entered into by the funds complied with the Rule 17a-7 Procedures adopted by the Board.

For the year ended October 31, 2025, cross trades by the Fund under Rule 17a-7 were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Value	$1,090,912	$280,312	$174,393

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

As of October 31, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$114,059,541	$21,054,093	$96,454,359	$117,508,452

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2025, the Fund did not utilize these facilities.

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31,
	2025		2024
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,886,497	$106,078,821	5,154,821	$137,077,412
Reinvestment of dividends	3,787,138	99,639,600	1,914,494	48,857,903
Shares redeemed	(9,065,363)	(250,806,939)	(12,279,471)	(341,357,215)

Net (decrease) in shares outstanding	(1,391,728)	$(45,088,518)	(5,210,156)	$(155,421,900)

	Y Class
	Year Ended October 31,
	2025		2024
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,189,617	$31,832,840	1,023,027	$27,565,083
Reinvestment of dividends	796,714	20,674,738	381,834	9,626,029
Shares redeemed	(1,932,641)	(52,442,138)	(2,450,297)	(64,956,349)

Net increase (decrease) in shares outstanding	53,690	$65,440	(1,045,436)	$(27,765,237)

	Investor Class
	Year Ended October 31,
	2025		2024
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,393,179	$57,177,084	1,500,707	$35,547,391
Reinvestment of dividends	2,714,632	61,160,653	1,368,028	30,452,306
Shares redeemed	(4,632,981)	(109,267,876)	(8,228,461)	(190,944,429)

Net increase (decrease) in shares outstanding	474,830	$9,069,861	(5,359,726)	$(124,944,732)

	Advisor Class
	Year Ended October 31,
	2025		2024
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	101,869	$2,326,215	91,954	$2,152,524
Reinvestment of dividends	255,169	5,588,204	114,269	2,481,915
Shares redeemed	(277,077)	(6,480,853)	(433,385)	(10,039,317)

Net increase (decrease) in shares outstanding	79,961	$1,433,566	(227,162)	$(5,404,878)

	A Class
	Year Ended October 31,
	2025		2024
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	952,378	$20,682,894	3,329,508	$79,786,438
Reinvestment of dividends	506,423	11,070,404	30,925	671,373
Shares redeemed	(1,638,752)	(38,086,865)	(471,556)	(11,261,293)

Net increase (decrease) in shares outstanding	(179,951)	$(6,333,567)	2,888,877	$69,196,518

	C Class
	Year Ended October 31,
	2025		2024
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,946	$66,140	17,307	$397,627
Reinvestment of dividends	11,136	243,662	8,424	182,049
Shares redeemed	(33,654)	(793,560)	(123,041)	(2,824,875)

Net (decrease) in shares outstanding	(19,572)	$(483,758)	(97,310)	$(2,245,199)

	R6 Class
	Year Ended October 31,
	2025		2024
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	9,010,737	$249,188,600	11,525,607	$307,427,448
Reinvestment of dividends	5,417,086	142,469,359	2,243,857	57,240,801
Shares redeemed	(13,607,941)	(379,564,521)	(11,795,748)	(327,230,559)

Net increase in shares outstanding	819,882	$12,093,438	1,973,716	$37,437,690

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2025

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$29.97		$23.92	$26.21	$30.99	$23.36

Income (loss) from investment operations:
Net investment income	0.47	A	0.62	0.51	0.50	0.59
Net gains (losses) on investments (both realized and unrealized)	1.93		6.79	0.02	(2.11)	10.64

Total income (loss) from investment operations	2.40		7.41	0.53	(1.61)	11.23

Less distributions:
Dividends from net investment income	(0.50)		(0.46)	(0.43)	(0.39)	(0.49)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.32)		(1.36)	(2.82)	(3.17)	(3.60)

Net asset value, end of period	$29.05		$29.97	$23.92	$26.21	$30.99

Total returnB	9.16%		31.97%	2.16%	(5.75)%	52.60%

Ratios and supplemental data:
Net assets, end of period	$1,071,464,459		$1,147,150,395	$1,040,466,568	$1,218,988,715	$1,682,465,233
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.66%		0.65%	0.64%	0.63%	0.63%
Expenses, net of reimbursements and/or recoupments	0.66%		0.65%	0.64%	0.63%	0.63%
Net investment income, before expense reimbursements and/or recoupments	1.68%		1.77%	1.78%	1.45%	1.30%
Net investment income, net of reimbursements and/or recoupments	1.68%		1.77%	1.78%	1.45%	1.30%
Portfolio turnover rate	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

33

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$29.58		$23.63	$25.92	$30.68	$23.16

Income (loss) from investment operations:
Net investment income	0.45	A	0.45	0.45	0.37	0.38
Net gains (losses) on investments (both realized and unrealized)	1.90		6.84	0.06	(1.98)	10.73

Total income (loss) from investment operations	2.35		7.29	0.51	(1.61)	11.11

Less distributions:
Dividends from net investment income	(0.48)		(0.44)	(0.41)	(0.37)	(0.48)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.30)		(1.34)	(2.80)	(3.15)	(3.59)

Net asset value, end of period	$28.63		$29.58	$23.63	$25.92	$30.68

Total returnB	9.09%		31.84%	2.09%	(5.81)%	52.47%

Ratios and supplemental data:
Net assets, end of period	$191,482,040		$196,267,664	$181,490,071	$188,140,776	$258,183,363
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72%		0.72%	0.71%	0.70%	0.69%
Expenses, net of reimbursements and/or recoupments	0.72%		0.72%	0.71%	0.70%	0.69%
Net investment income, before expense reimbursements and/or recoupments	1.62%		1.71%	1.70%	1.38%	1.21%
Net investment income, net of reimbursements and/or recoupments	1.62%		1.71%	1.70%	1.38%	1.21%
Portfolio turnover rate	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

34

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$26.08		$20.97	$23.30	$27.88	$21.32

Income (loss) from investment operations:
Net investment income	0.33	A	0.16	0.27	0.25	0.20
Net gains (losses) on investments (both realized and unrealized)	1.64		6.23	0.14	(1.76)	9.88

Total income (loss) from investment operations	1.97		6.39	0.41	(1.51)	10.08

Less distributions:
Dividends from net investment income	(0.42)		(0.38)	(0.35)	(0.29)	(0.41)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.24)		(1.28)	(2.74)	(3.07)	(3.52)

Net asset value, end of period	$24.81		$26.08	$20.97	$23.30	$27.88

Total returnB	8.82%		31.54%	1.88%	(6.04)%	52.04%

Ratios and supplemental data:
Net assets, end of period	$500,053,475		$513,291,440	$525,063,555	$649,409,067	$821,099,597
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.97%		0.94%	0.94%	0.95%	0.98%
Expenses, net of reimbursements and/or recoupments	0.97%		0.94%	0.94%	0.95%	0.98%
Net investment income, before expense reimbursements and/or recoupments	1.37%		1.49%	1.48%	1.13%	0.93%
Net investment income, net of reimbursements and/or recoupments	1.37%		1.49%	1.48%	1.13%	0.93%
Portfolio turnover rate	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$25.40		$20.46	$22.80	$27.36	$20.97

Income (loss) from investment operations:
Net investment income	0.28	A	0.18	0.26	0.14	0.26
Net gains (losses) on investments (both realized and unrealized)	1.60		6.01	0.10	(1.65)	9.62

Total income (loss) from investment operations	1.88		6.19	0.36	(1.51)	9.88

Less distributions:
Dividends from net investment income	(0.38)		(0.35)	(0.31)	(0.27)	(0.38)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.20)		(1.25)	(2.70)	(3.05)	(3.49)

Net asset value, end of period	$24.08		$25.40	$20.46	$22.80	$27.36

Total returnB	8.66%		31.28%	1.69%	(6.17)%	51.89%

Ratios and supplemental data:
Net assets, end of period	$45,055,353		$45,504,706	$41,289,229	$47,185,316	$63,521,926
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13%		1.11%	1.11%	1.10%	1.10%
Expenses, net of reimbursements and/or recoupments	1.13%		1.11%	1.11%	1.10%	1.10%
Net investment income, before expense reimbursements and/or recoupments	1.21%		1.30%	1.31%	0.98%	0.81%
Net investment income, net of reimbursements and/or recoupments	1.21%		1.30%	1.31%	0.98%	0.81%
Portfolio turnover rate	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended October 31,
	2025		2024	2023		2022	2021

Net asset value, beginning of period	$25.43		$20.47	$22.86		$27.37	$20.96

Income (loss) from investment operations:
Net investment income	0.31	A	1.80	0.30	A	1.05	0.24	A
Net gains (losses) on investments (both realized and unrealized)	1.58		4.43	0.08		(2.51)	9.68

Total income (loss) from investment operations	1.89		6.23	0.38		(1.46)	9.92

Less distributions:
Dividends from net investment income	(0.45)		(0.37)	(0.38)		(0.27)	(0.40)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)		(2.78)	(3.11)

Total distributions	(3.27)		(1.27)	(2.77)		(3.05)	(3.51)

Net asset value, end of period	$24.05		$25.43	$20.47		$22.86	$27.37

Total returnB	8.73%		31.53%	1.79%		(5.96)%	52.15%

Ratios and supplemental data:
Net assets, end of period	$79,235,555		$88,343,465	$11,986,577		$16,953,764	$12,661,833
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03%		1.00%	1.00%		0.89%	0.96%
Expenses, net of reimbursements and/or recoupments	1.03%		1.00%	1.00%		0.89%	0.96%
Net investment income, before expense reimbursements and/or recoupments	1.33%		1.33%	1.42%		1.24%	0.98%
Net investment income, net of reimbursements and/or recoupments	1.33%		1.33%	1.42%		1.24%	0.98%
Portfolio turnover rate	27%		26%	25%		25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended October 31,
	2025		2024		2023		2022	2021

Net asset value, beginning of period	$25.15		$20.21		$22.52		$27.07	$20.74

Income (loss) from investment operations:
Net investment income	0.14	A	0.17	A	0.15	A	0.07	0.16
Net gains (losses) on investments (both realized and unrealized)	1.58		5.82		0.09		(1.71)	9.49

Total income (loss) from investment operations	1.72		5.99		0.24		(1.64)	9.65

Less distributions:
Dividends from net investment income	(0.12)		(0.15)		(0.16)		(0.13)	(0.21)
Distributions from net realized gains	(2.82)		(0.90)		(2.39)		(2.78)	(3.11)

Total distributions	(2.94)		(1.05)		(2.55)		(2.91)	(3.32)

Net asset value, end of period	$23.93		$25.15		$20.21		$22.52	$27.07

Total returnB	7.94%		30.51%		1.11%		(6.74)%	51.05%

Ratios and supplemental data:
Net assets, end of period	$1,753,855		$2,335,004		$3,842,593		$5,508,217	$6,898,120
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.75%		1.72%		1.70%		1.69%	1.68%
Expenses, net of reimbursements and/or recoupments	1.75%		1.72%		1.70%		1.69%	1.68%
Net investment income, before expense reimbursements and/or recoupments	0.61%		0.74%		0.71%		0.40%	0.22%
Net investment income, net of reimbursements and/or recoupments	0.61%		0.74%		0.71%		0.40%	0.22%
Portfolio turnover rate	27%		26%		25%		25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net value and returns for shareholder transactions.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended October 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$29.97		$23.92	$26.21	$30.99	$23.36

Income (loss) from investment operations:
Net investment income	0.48	A	0.53	0.48	0.45	0.36
Net gains (losses) on investments (both realized and unrealized)	1.92		6.89	0.05	(2.05)	10.88

Total income (loss) from investment operations	2.40		7.42	0.53	(1.60)	11.24

Less distributions:
Dividends from net investment income	(0.51)		(0.47)	(0.43)	(0.40)	(0.50)
Distributions from net realized gains	(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.33)		(1.37)	(2.82)	(3.18)	(3.61)

Net asset value, end of period	$29.04		$29.97	$23.92	$26.21	$30.99

Total returnB	9.16%		32.02%	2.19%	(5.72)%	52.65%

Ratios and supplemental data:
Net assets, end of period	$1,468,739,244		$1,490,847,806	$1,143,016,407	$1,094,080,159	$1,242,662,760
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.63%		0.61%	0.61%	0.60%	0.60%
Expenses, net of reimbursements and/or recoupments	0.63%		0.61%	0.61%	0.60%	0.60%
Net investment income, before expense reimbursements and/or recoupments	1.71%		1.79%	1.80%	1.49%	1.31%
Net investment income, net of reimbursements and/or recoupments	1.71%		1.79%	1.80%	1.49%	1.31%
Portfolio turnover rate	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

39

American Beacon FundsSM

Federal Tax Information

October 31, 2025 (Unaudited)

Certain tax information regarding the Fund are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Fund designated the following items with regard to distributions paid during the fiscal year ended October 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Large Cap Value	65.24%

Qualified Dividend Income:

Large Cap Value	77.51%

Long-Term Capital Gain Distributions:

Large Cap Value	$341,541,365

Short-Term Capital Gain Distributions:

Large Cap Value	$30,096,870

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

40

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon IMC International Small Cap Fund formerly known as EAM International Small Cap Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Diversified Institutional Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

41

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 10/25

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	October 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Small Cap Value Fund.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Small Cap Value Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 30, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2%

Communication Services - 1.6%

Diversified Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.A	88,390	$1,088,965

Interactive Media & Services - 0.2%
Bumble, Inc., Class AB	273,000	1,515,150
IAC, Inc.B	199,900	6,440,778

		7,955,928

Media - 1.3%
Boston Omaha Corp., Class AA B	82,690	1,051,817
National CineMedia, Inc.A	1,273,764	5,630,037
Nexstar Media Group, Inc.	50,970	9,976,358
Scholastic Corp.	39,000	1,118,130
Stagwell, Inc.A B	5,234,448	24,863,628
TEGNA, Inc.	294,990	5,802,453

		48,442,423

Total Communication Services		57,487,316

Consumer Discretionary - 12.6%

Automobile Components - 2.6%
Adient PLCB	685,025	15,885,730
American Axle & Manufacturing Holdings, Inc.A B	1,767,096	10,955,995
BorgWarner, Inc.	296,825	12,751,602
Gentex Corp.	61,415	1,440,182
Gentherm, Inc.B	335,349	12,340,843
Goodyear Tire & Rubber Co.B	766,800	5,283,252
Lear Corp.	210,594	22,038,662
Phinia, Inc.	87,940	4,564,965
Standard Motor Products, Inc.	58,100	2,157,253
Visteon Corp.	66,960	7,175,434

		94,593,918

Automobiles - 0.4%
Harley-Davidson, Inc.	153,000	4,127,940
Thor Industries, Inc.	117,745	12,286,691

		16,414,631

Broadline Retail - 0.2%
Kohl’s Corp.	141,000	2,294,070
Macy’s, Inc.	337,900	6,585,671

		8,879,741

Distributors - 0.0%
A-Mark Precious Metals, Inc.	31,000	823,980

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	5,800	5,870,354
Perdoceo Education Corp.	141,980	4,509,285

		10,379,639

Hotels, Restaurants & Leisure - 2.2%
Cheesecake Factory, Inc.A	212,958	10,605,308
Golden Entertainment, Inc.	280,190	5,659,838
Marriott Vacations Worldwide Corp.	493,566	32,565,485
Papa John’s International, Inc.	423,750	21,530,737
Travel & Leisure Co.	173,550	10,895,469

		81,256,837

See accompanying notes

2

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Consumer Discretionary - 12.6% (continued)

Household Durables - 1.9%
Century Communities, Inc.	231,994	$13,780,444
Dream Finders Homes, Inc., Class AA B	56,600	1,120,680
Ethan Allen Interiors, Inc.	42,870	1,036,168
Green Brick Partners, Inc.B	114,029	7,382,238
KB Home	195,963	12,232,010
Legacy Housing Corp.B	46,660	1,047,750
Leggett & Platt, Inc.	42,100	393,214
M/I Homes, Inc.B	42,500	5,320,575
Meritage Homes Corp.	89,600	6,053,376
Newell Brands, Inc.	3,949,096	13,426,926
Tri Pointe Homes, Inc.B	201,000	6,401,850

		68,195,231

Leisure Products - 1.3%
Brunswick Corp.	437,430	28,918,497
Johnson Outdoors, Inc., Class A	14,765	601,378
Smith & Wesson Brands, Inc.	55,800	534,843
Topgolf Callaway Brands Corp.B	236,270	2,223,301
YETI Holdings, Inc.A B	425,597	14,466,042

		46,744,061

Specialty Retail - 3.4%
Academy Sports & Outdoors, Inc.	436,245	20,891,773
American Eagle Outfitters, Inc.	1,286,448	21,496,546
Asbury Automotive Group, Inc.B	50,200	11,776,920
Boot Barn Holdings, Inc.B	40,501	7,681,015
Buckle, Inc.	129,560	7,099,888
Group 1 Automotive, Inc.	25,400	10,097,516
Lithia Motors, Inc.	68,581	21,539,921
MarineMax, Inc.B	34,500	854,565
Sally Beauty Holdings, Inc.B	159,500	2,410,045
Signet Jewelers Ltd.	51,500	5,090,775
Sonic Automotive, Inc., Class AA	222,548	14,138,474
Upbound Group, Inc.	96,000	1,860,480

		124,937,918

Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd.B	53,100	1,425,735
VF Corp.	692,924	9,728,653

		11,154,388

Total Consumer Discretionary		463,380,344

Consumer Staples - 1.8%

Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	43,100	1,995,961
Ingles Markets, Inc., Class A	39,100	2,701,810
United Natural Foods, Inc.B	114,260	4,301,889
Village Super Market, Inc., Class A	18,660	585,364

		9,585,024

Food Products - 0.8%
Cal-Maine Foods, Inc.	15,200	1,334,560
Darling Ingredients, Inc.B	523,670	16,783,623
Fresh Del Monte Produce, Inc.	128,980	4,559,443
J&J Snack Foods Corp.	86,391	7,312,998
Seneca Foods Corp., Class AB	11,140	1,201,282

		31,191,906

See accompanying notes

3

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Consumer Staples - 1.8% (continued)

Household Products - 0.2%
Central Garden & Pet Co., Class AB	303,374	$8,436,831

Personal Products - 0.4%
Herbalife Ltd.B	74,029	592,232
Interparfums, Inc.	151,157	13,475,647

		14,067,879

Tobacco - 0.1%
Universal Corp.	65,300	3,309,404

Total Consumer Staples		66,591,044

Energy - 6.4%

Energy Equipment & Services - 3.1%
Atlas Energy Solutions, Inc.A	1,102,967	13,654,732
Bristow Group, Inc.B	77,060	3,136,342
Expro Group Holdings NVB	298,361	4,051,742
Helmerich & Payne, Inc.	198,156	5,203,577
Kodiak Gas Services, Inc.	231,684	8,544,506
Noble Corp. PLC	49,600	1,455,760
NOV, Inc.	2,335,450	34,097,570
Patterson-UTI Energy, Inc.	1,508,231	9,456,608
Select Water Solutions, Inc.	887,929	10,264,459
Transocean Ltd.B	294,400	1,130,496
Valaris Ltd.B	114,860	6,445,943
Weatherford International PLC	215,934	15,912,177

		113,353,912

Oil, Gas & Consumable Fuels - 3.3%
APA Corp.A	542,083	12,278,180
Berry Corp.	1,173,600	3,955,032
California Resources Corp.	229,250	10,813,723
Clean Energy Fuels Corp.B	353,350	1,010,581
CNX Resources Corp.B	178,000	5,991,480
Crescent Energy Co., Class A	146,967	1,238,932
Green Plains, Inc.B	82,500	848,100
Gulfport Energy Corp.B	47,632	8,860,028
Infinity Natural Resources, Inc., Class AB	409,769	4,704,148
International Seaways, Inc.	79,620	4,078,933
Magnolia Oil & Gas Corp., Class A	475,920	10,689,163
Murphy Oil Corp.A	594,200	16,815,860
NextDecade Corp.A B	226,800	1,344,924
Northern Oil & Gas, Inc.	536,933	11,882,327
Ovintiv, Inc.	94,500	3,544,695
PBF Energy, Inc., Class A	89,372	3,053,841
Peabody Energy Corp.	153,000	4,195,260
SM Energy Co.	598,852	12,510,018
Talos Energy, Inc.B	54,400	533,664
VAALCO Energy, Inc.A	33,500	131,655
World Kinect Corp.	152,720	3,947,812

		122,428,356

Total Energy		235,782,268

See accompanying notes

4

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Financials - 20.8%

Banks - 13.9%
Ameris Bancorp	92,000	$6,589,040
Arrow Financial Corp.	5,300	147,817
Associated Banc-Corp.	472,538	11,704,766
Atlantic Union Bankshares Corp.	530,691	17,258,071
Axos Financial, Inc.B	83,300	6,495,734
Banc of California, Inc.	46,300	785,711
Bank OZK	153,000	6,883,470
BankUnited, Inc.	31,080	1,245,686
Banner Corp.	400,105	24,162,341
Bar Harbor Bankshares	19,230	564,016
Bridgewater Bancshares, Inc.B	8,800	144,848
Burke & Herbert Financial Services Corp.	4,700	276,642
Business First Bancshares, Inc.	26,970	661,304
Byline Bancorp, Inc.	60,610	1,620,711
Capitol Federal Financial, Inc.	42,700	257,908
Cathay General Bancorp	99,100	4,504,095
Central Pacific Financial Corp.	10,610	302,491
City Holding Co.	121,302	14,299,080
Civista Bancshares, Inc.	1,000	21,530
Coastal Financial Corp.B	66,240	7,054,560
Community Financial System, Inc.	213,589	11,849,918
Community Trust Bancorp, Inc.	24,760	1,267,588
Community West Bancshares	1,300	27,534
Cullen/Frost Bankers, Inc.	118,374	14,576,574
Customers Bancorp, Inc.B	43,580	2,925,090
Dime Community Bancshares, Inc.	13,800	362,250
Eastern Bankshares, Inc.	122,790	2,152,509
Enterprise Financial Services Corp.	44,340	2,322,086
Equity Bancshares, Inc., Class A	6,200	251,162
Farmers National Banc Corp.	50,270	652,505
FB Financial Corp.	598,695	32,335,517
Financial Institutions, Inc.	6,500	184,795
First Bancorp/Southern Pines NC	320,316	15,548,139
First Busey Corp.	118,710	2,654,356
First Commonwealth Financial Corp.	141,770	2,167,663
First Financial Bancorp	126,510	2,961,599
First Financial Corp.	3,700	197,284
First Hawaiian, Inc.	983,363	24,121,894
First Merchants Corp.	24,890	883,097
FNB Corp.	476,400	7,489,008
Fulton Financial Corp.	218,510	3,795,519
Glacier Bancorp, Inc.	454,435	18,563,670
Great Southern Bancorp, Inc.	16,330	909,581
Hancock Whitney Corp.	53,260	3,041,679
Hanmi Financial Corp.	9,700	256,080
Heritage Commerce Corp.	19,700	204,880
Hilltop Holdings, Inc.	94,940	3,066,562
HomeTrust Bancshares, Inc.	24,150	949,337
Hope Bancorp, Inc.	50,200	526,598
Horizon Bancorp, Inc.	16,500	257,400
Independent Bank Corp.	322,279	21,197,201
International Bancshares Corp.	86,100	5,715,318
Kearny Financial Corp.	20,400	130,356
Live Oak Bancshares, Inc.	585,969	18,247,075
Mercantile Bank Corp.	22,140	970,839
Mid Penn Bancorp, Inc.	7,400	210,530
MidWestOne Financial Group, Inc.	6,700	247,833

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Financials - 20.8% (continued)

Banks - 13.9% (continued)
National Bank Holdings Corp., Class A	619,257	$22,082,705
NB Bancorp, Inc.	12,500	225,875
NBT Bancorp, Inc.	170,270	6,890,827
Northeast Community Bancorp, Inc.	1,000	19,640
Northfield Bancorp, Inc.	13,400	136,948
Northrim BanCorp, Inc.	7,200	158,256
Northwest Bancshares, Inc.	139,800	1,637,058
OceanFirst Financial Corp.	24,600	447,228
Old Second Bancorp, Inc.	60,410	1,084,359
Origin Bancorp, Inc.	18,180	630,119
Orrstown Financial Services, Inc.	6,100	203,008
Pathward Financial, Inc.	34,680	2,360,321
Peapack-Gladstone Financial Corp.	1,300	32,890
Peoples Bancorp, Inc.	49,100	1,404,260
Preferred Bank	20,810	1,878,102
Provident Financial Services, Inc.	100,560	1,839,242
QCR Holdings, Inc.	23,370	1,738,494
Renasant Corp.	675,043	22,701,696
S&T Bancorp, Inc.	50,780	1,860,579
Seacoast Banking Corp. of Florida	1,162,226	35,215,448
ServisFirst Bancshares, Inc.	197,908	13,906,995
Shore Bancshares, Inc.	10,700	167,027
Sierra Bancorp	1,000	28,780
Simmons First National Corp., Class A	910,006	15,815,904
SmartFinancial, Inc.	15,230	532,593
Southern Missouri Bancorp, Inc.	15,520	813,869
Southside Bancshares, Inc.	2,100	59,052
Stellar Bancorp, Inc.	22,100	650,403
Synovus Financial Corp.	55,974	2,498,679
Texas Capital Bancshares, Inc.B	355,532	29,807,803
Third Coast Bancshares, Inc.B	4,500	165,375
Towne Bank	31,100	1,011,061
Triumph Financial, Inc.B	289,434	15,762,576
TrustCo Bank Corp.	22,640	853,754
Trustmark Corp.	18,990	706,808
United Bankshares, Inc.	77,260	2,765,135
United Community Banks, Inc.	68,050	1,987,060
Univest Financial Corp.	9,300	273,048
WaFd, Inc.	144,213	4,186,503
Washington Trust Bancorp, Inc.	1,400	38,136
WesBanco, Inc.	30,180	908,418
Westamerica BanCorp	35,650	1,698,723
WSFS Financial Corp.	52,960	2,758,686
Zions Bancorp NA	58,500	3,048,435

		511,192,725

Capital Markets - 1.9%
Affiliated Managers Group, Inc.	9,000	2,141,640
Artisan Partners Asset Management, Inc., Class A	47,100	2,056,386
Donnelley Financial Solutions, Inc.B	149,334	6,861,897
Federated Hermes, Inc.	94,800	4,595,904
Oppenheimer Holdings, Inc., Class A	16,790	1,171,270
Perella Weinberg Partners	484,396	9,048,517
Piper Sandler Cos.	42,329	13,513,957
Stifel Financial Corp.	168,682	19,977,009

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Financials - 20.8% (continued)

Capital Markets - 1.9% (continued)
Victory Capital Holdings, Inc., Class A	91,500	$5,697,705
Virtu Financial, Inc., Class A	53,200	1,853,488
Virtus Investment Partners, Inc.	9,070	1,476,778

		68,394,551

Consumer Finance - 1.3%
Bread Financial Holdings, Inc.	75,160	4,708,774
Encore Capital Group, Inc.B	32,640	1,357,171
Enova International, Inc.B	42,800	5,117,596
EZCORP, Inc., Class AB	93,510	1,706,558
Green Dot Corp., Class AB	70,300	816,183
LendingClub Corp.B	146,720	2,551,461
Navient Corp.	185,880	2,273,312
Nelnet, Inc., Class A	24,270	3,132,044
Regional Management Corp.	7,000	275,450
SLM Corp.	933,947	25,076,477
World Acceptance Corp.B	8,890	1,133,208

		48,148,234

Financial Services - 2.0%
Burford Capital Ltd.	1,176,201	11,703,200
Euronet Worldwide, Inc.B	66,244	5,025,270
Merchants Bancorp	37,920	1,182,725
NCR Atleos Corp.B	94,500	3,487,050
NMI Holdings, Inc.B	124,990	4,553,386
PennyMac Financial Services, Inc.	69,400	8,731,214
Radian Group, Inc.	218,500	7,415,890
Walker & Dunlop, Inc.	181,471	14,503,162
WEX, Inc.B	99,466	14,510,100

		71,111,997

Insurance - 1.7%
American Coastal Insurance Corp.	62,020	734,317
Assured Guaranty Ltd.	81,300	6,551,154
Baldwin Insurance Group, Inc.A B	474,311	10,482,273
Brighthouse Financial, Inc.B	92,210	5,262,425
CNO Financial Group, Inc.	116,330	4,655,526
Donegal Group, Inc., Class A	36,920	692,250
Employers Holdings, Inc.	36,530	1,392,889
Genworth Financial, Inc.B	661,900	5,586,436
Global Indemnity Group LLC, Class A	302,504	8,848,212
Heritage Insurance Holdings, Inc.B	33,700	796,331
Horace Mann Educators Corp.	165,751	7,410,727
Kemper Corp.	87,100	3,918,629
United Fire Group, Inc.	41,200	1,245,476
Universal Insurance Holdings, Inc.	45,750	1,410,015
White Mountains Insurance Group Ltd.	2,450	4,666,172

		63,652,832

Total Financials		762,500,339

Health Care - 3.6%

Biotechnology - 0.2%
Catalyst Pharmaceuticals, Inc.B	197,450	4,199,762
Emergent BioSolutions, Inc.B	85,950	1,072,656
Rigel Pharmaceuticals, Inc.B	47,300	1,493,734

		6,766,152

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Health Care - 3.6% (continued)

Health Care Equipment & Supplies - 1.8%
CONMED Corp.	320,352	$14,095,488
Embecta Corp.	94,060	1,254,760
Haemonetics Corp.B	186,558	9,329,766
LivaNova PLCB	295,500	15,552,165
Merit Medical Systems, Inc.B	168,570	14,756,618
Solventum Corp.B	173,309	11,965,253

		66,954,050

Health Care Providers & Services - 0.6%
Centene Corp.B	203,900	7,211,943
Concentra Group Holdings Parent, Inc.	558,584	11,126,993
Fulgent Genetics, Inc.B	83,000	1,863,350
Pediatrix Medical Group, Inc.B	227,000	3,852,190

		24,054,476

Pharmaceuticals - 1.0%
Collegium Pharmaceutical, Inc.B	86,380	3,109,680
Perrigo Co. PLC	861,260	17,862,532
Prestige Consumer Healthcare, Inc.B	233,119	14,127,012
SIGA Technologies, Inc.	115,360	955,181

		36,054,405

Total Health Care		133,829,083

Industrials - 21.1%

Aerospace & Defense - 2.0%
AAR Corp.B	316,172	26,624,844
AerSale Corp.B	142,800	1,059,576
ATI, Inc.B	305,634	30,248,597
Moog, Inc., Class A	68,718	14,076,882

		72,009,899

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A	307,795	11,336,090

Building Products - 2.0%
Apogee Enterprises, Inc.	204,965	7,503,769
AZZ, Inc.	110,607	11,044,109
Gibraltar Industries, Inc.B	351,645	21,939,131
Hayward Holdings, Inc.B	841,672	14,283,174
Quanex Building Products Corp.	530,941	7,544,672
UFP Industries, Inc.	124,718	11,490,269

		73,805,124

Commercial Services & Supplies - 1.6%
Brink’s Co.	84,480	9,390,797
Deluxe Corp.	640,672	11,602,570
Interface, Inc.	830,211	20,672,254
MillerKnoll, Inc.	829,424	12,955,603
Pitney Bowes, Inc.	330,840	3,268,699
Quad/Graphics, Inc.	416,975	2,297,532

		60,187,455

Construction & Engineering - 1.7%
Everus Construction Group, Inc.B	161,785	14,704,639
Fluor Corp.B	427,174	20,833,276
Great Lakes Dredge & Dock Corp.B	179,400	2,036,190

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Industrials - 21.1% (continued)

Construction & Engineering - 1.7% (continued)
MYR Group, Inc.B	2,166	$470,920
NWPX Infrastructure, Inc.B	26,200	1,576,192
WillScot Holdings Corp.	1,007,317	21,909,145

		61,530,362

Electrical Equipment - 1.6%
EnerSys	316,923	39,983,006
Regal Rexnord Corp.	62,115	8,751,382
Thermon Group Holdings, Inc.B	275,371	7,911,409

		56,645,797

Ground Transportation - 1.7%
ArcBest Corp.	139,973	10,402,793
Covenant Logistics Group, Inc.	28,780	580,493
Schneider National, Inc., Class B	423,430	9,048,699
U-Haul Holding Co.	526,984	25,553,454
Werner Enterprises, Inc.	701,727	18,385,248

		63,970,687

Machinery - 6.8%
Alamo Group, Inc.	82,940	14,823,037
Albany International Corp., Class A	278,677	15,767,545
Astec Industries, Inc.	48,540	2,258,566
Atmus Filtration Technologies, Inc.	367,634	16,719,994
Blue Bird Corp.B	258,197	12,899,522
Enerpac Tool Group Corp.	569,880	23,387,875
Flowserve Corp.	213,336	14,560,182
Greenbrier Cos., Inc.	67,686	2,827,244
Helios Technologies, Inc.	557,961	30,888,721
Hillman Solutions Corp.B	1,401,183	12,918,907
Kennametal, Inc.	336,166	7,378,844
Manitowoc Co., Inc.B	45,400	461,718
Miller Industries, Inc.	147,885	5,936,104
Standex International Corp.	167,556	39,079,086
Stanley Black & Decker, Inc.	110,500	7,483,060
Terex Corp.A	105,800	4,868,916
Timken Co.	355,553	27,914,466
Titan International, Inc.B	169,700	1,281,235
Toro Co.	106,445	7,954,635

		249,409,657

Marine Transportation - 0.7%
Genco Shipping & Trading Ltd.	69,190	1,178,997
Kirby Corp.B	229,708	23,770,184

		24,949,181

Passenger Airlines - 0.2%
SkyWest, Inc.B	86,700	8,711,616

Professional Services - 1.2%
Concentrix Corp.A	279,674	11,273,659
Kelly Services, Inc., Class A	51,400	576,194
ManpowerGroup, Inc.	183,840	5,636,534
Robert Half, Inc.	496,994	13,016,273
Verra Mobility Corp.B	603,260	14,001,665

		44,504,325

See accompanying notes

9

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Industrials - 21.1% (continued)

Trading Companies & Distributors - 1.3%
Boise Cascade Co.	98,268	$6,926,911
DNOW, Inc.B	1,216,224	17,878,493
MSC Industrial Direct Co., Inc., Class A	144,665	12,283,505
Rush Enterprises, Inc., Class A	226,053	11,169,279
Titan Machinery, Inc.B	62,200	1,020,080

		49,278,268

Total Industrials		776,338,461

Information Technology - 11.5%

Communications Equipment - 3.5%
Ciena Corp.B	192,689	36,595,495
Extreme Networks, Inc.B	1,005,186	19,118,638
F5, Inc.B	144,796	36,640,628
Lumentum Holdings, Inc.B	179,115	36,102,419

		128,457,180

Electronic Equipment, Instruments & Components - 3.7%
Arrow Electronics, Inc.B	16,613	1,853,180
Avnet, Inc.	766,445	37,134,260
Benchmark Electronics, Inc.	62,570	2,741,817
Coherent Corp.B	271,307	35,801,672
Crane NXT Co.A	175,232	11,083,424
Kimball Electronics, Inc.B	64,400	1,872,430
Knowles Corp.B	1,111,623	26,245,419
ScanSource, Inc.B	45,940	1,971,056
Vishay Intertechnology, Inc.	832,331	14,132,980
Vontier Corp.	59,500	2,290,750

		135,126,988

IT Services - 0.2%
ASGN, Inc.B	159,917	7,157,885

Semiconductors & Semiconductor Equipment - 2.5%
Cohu, Inc.B	674,909	16,056,085
Diodes, Inc.B	393,652	21,005,271
Ichor Holdings Ltd.B	565,935	12,835,406
Photronics, Inc.B	97,020	2,318,778
Power Integrations, Inc.	170,557	7,144,633
Universal Display Corp.	117,997	17,378,598
Veeco Instruments, Inc.B	508,779	14,627,396

		91,366,167

Software - 1.6%
Adeia, Inc.	186,900	3,184,776
BlackLine, Inc.B	250,985	14,368,891
Consensus Cloud Solutions, Inc.B	52,440	1,537,541
Workiva, Inc.B	360,500	30,646,105
Zeta Global Holdings Corp., Class AA B	534,297	9,612,003

		59,349,316

Total Information Technology		421,457,536

Materials - 6.7%

Chemicals - 3.6%
Avient Corp.	269,327	8,637,317
Ecovyst, Inc.B	2,287,898	18,737,885
Hawkins, Inc.	70,076	9,940,280

10

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Materials - 6.7% (continued)

Chemicals - 3.6% (continued)
HB Fuller Co.	233,748	$13,410,123
Ingevity Corp.B	46,900	2,519,468
Innospec, Inc.	102,256	7,523,996
Intrepid Potash, Inc.B	35,600	948,028
Koppers Holdings, Inc.	25,800	728,076
LSB Industries, Inc.B	189,900	1,600,857
Olin Corp.	1,133,022	23,453,555
Quaker Chemical Corp.A	71,727	9,962,163
Scotts Miracle-Gro Co.	137,632	7,366,065
Sensient Technologies Corp.	138,020	13,013,906
Stepan Co.	333,731	14,467,239

		132,308,958

Construction Materials - 0.3%
Knife River Corp.B	175,630	10,618,590

Containers & Packaging - 0.7%
Greif, Inc., Class A	255,400	14,529,706
Sealed Air Corp.	376,920	12,630,589

		27,160,295

Metals & Mining - 2.1%
Cleveland-Cliffs, Inc.B	797,770	9,916,281
Elah Holdings, Inc.B	3,122	44,801
Ferroglobe PLC	2,304,784	11,178,202
Kaiser Aluminum Corp.	236,436	21,404,551
Materion Corp.	200,833	23,021,487
Metallus, Inc.B	67,400	1,185,566
Ryerson Holding Corp.	85,700	1,890,542
Warrior Met Coal, Inc.	101,100	6,858,624

		75,500,054

Total Materials		245,587,897

Real Estate - 4.0%

Hotel & Resort REITs - 0.2%
Sunstone Hotel Investors, Inc.	849,316	7,516,447

Office REITs - 0.4%
COPT Defense Properties	519,616	14,637,583

Real Estate Management & Development - 0.9%
Howard Hughes Holdings, Inc.B	66,550	5,276,084
Jones Lang LaSalle, Inc.B	48,556	14,813,950
Newmark Group, Inc., Class A	419,820	7,485,391
RMR Group, Inc., Class A	131,845	2,039,642
Seritage Growth Properties, Class AA B	943,583	3,830,947
Tejon Ranch Co.A B	72,090	1,140,464

		34,586,478

Retail REITs - 1.1%
InvenTrust Properties Corp.	201,721	5,527,155
NETSTREIT Corp.A	463,538	8,631,077
NNN REIT, Inc.	271,143	10,970,446
Urban Edge Properties	711,238	13,677,107

		38,805,785

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

COMMON STOCKS - 93.2% (continued)

Specialized REITs - 1.4%
Four Corners Property Trust, Inc.	591,996	$13,994,785
PotlatchDeltic Corp.	946,487	37,859,480

		51,854,265

Total Real Estate		147,400,558

Utilities - 3.1%

Electric Utilities - 1.0%
IDACORP, Inc.	60,884	7,855,253
OGE Energy Corp.	353,149	15,587,997
Otter Tail Corp.	53,950	4,166,019
Portland General Electric Co.	203,700	9,305,016

		36,914,285

Gas Utilities - 0.4%
MDU Resources Group, Inc.	676,300	12,971,434
Northwest Natural Holding Co.	85,390	3,887,807

		16,859,241

Multi-Utilities - 1.7%
Avista Corp.	749,990	28,537,119
Black Hills Corp.	215,000	13,637,450
Northwestern Energy Group, Inc.	320,180	19,105,141

		61,279,710

Water Utilities - 0.0%
H2O America	11,100	513,375

Total Utilities		115,566,611

Total Common Stocks (Cost $3,071,725,093)		3,425,921,457

FOREIGN COMMON STOCKS - 3.5%

Consumer Discretionary - 0.5%

Automobile Components - 0.2%
Garrett Motion, Inc.	324,930	5,504,314

Textiles, Apparel & Luxury Goods - 0.3%
Ermenegildo Zegna NVA	1,167,050	11,915,581

Total Consumer Discretionary		17,419,895

Consumer Staples - 0.2%

Food Products - 0.2%
SunOpta, Inc.A B	1,523,916	7,954,841

Energy - 0.2%

Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp.A	1,562,415	3,781,044
Kosmos Energy Ltd.B	2,161,907	3,394,194

		7,175,238

Total Energy		7,175,238

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

	Shares	Fair Value

FOREIGN COMMON STOCKS - 3.5% (continued)

Financials - 1.7%

Banks - 1.5%
Bank of NT Butterfield & Son Ltd.	331,397	$15,330,425
First BanCorp	115,040	2,242,130
OFG Bancorp	548,674	21,211,737
Popular, Inc.	141,617	15,786,047

		54,570,339

Insurance - 0.2%
Hamilton Insurance Group Ltd., Class BB	105,800	2,504,286
SiriusPoint Ltd.B	228,120	4,151,784

		6,656,070

Total Financials		61,226,409

Information Technology - 0.9%

Semiconductors & Semiconductor Equipment - 0.9%
Tower Semiconductor Ltd.B	405,650	34,549,210

Total Foreign Common Stocks (Cost $71,544,730)		128,325,593

SHORT-TERM INVESTMENTS - 3.0% (Cost $109,223,995)

Investment Companies - 3.0%
American Beacon U.S. Government Money Market Select Fund, 4.02%C D	109,223,995	109,223,995

SECURITIES LENDING COLLATERAL - 0.8% (Cost $28,637,210)

Investment Companies - 0.8%
American Beacon U.S. Government Money Market Select Fund, 4.02%C D	28,637,210	28,637,210

TOTAL INVESTMENTS - 100.5% (Cost $3,281,131,028)		3,692,108,255
LIABILITIES, NET OF OTHER ASSETS - (0.5%)		(19,024,575)

TOTAL NET ASSETS - 100.0%		$3,673,083,680

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2025 (Note 9).

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on October 31, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	987	December 2025	$121,145,947	$122,876,565	$1,730,618

			$121,145,947	$122,876,565	$1,730,618

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2025

Glossary:

Index Abbreviations:
Russell 2000	Russell 2000 Index - U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,425,921,457	$–	$–	$3,425,921,457
Foreign Common Stocks	128,325,593	–	–	128,325,593
Short-Term Investments	109,223,995	–	–	109,223,995
Securities Lending Collateral	28,637,210	–	–	28,637,210

Total Investments in Securities - Assets	$3,692,108,255	$–	$–	$3,692,108,255

Financial Derivative Instruments - Assets
Futures Contracts	$1,730,618	$–	$–	$1,730,618

Total Financial Derivative Instruments - Assets	$1,730,618	$–	$–	$1,730,618

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

14

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

October 31, 2025

Assets:
Investments in unaffiliated securities, at fair value†	$3,554,247,050
Investments in affiliated securities, at fair value‡ §	137,861,205
Cash collateral held at broker for futures contracts	10,537,000
Dividends and interest receivable	1,638,650
Receivable for investments sold	12,313,139
Receivable for fund shares sold	2,528,362
Receivable for variation margin on open futures contracts (Note 5)	1,732,652
Prepaid expenses	39,811

Total assets	3,720,897,869

Liabilities:
Payable for investments purchased	8,618,759
Payable for fund shares redeemed	5,809,021
Cash due to broker for futures contracts	1,014,956
Cash due to custodian	237
Management and sub-advisory fees payable (Note 2)	2,779,579
Service fees payable (Note 2)	97,878
Transfer agent fees payable (Note 2)	111,918
Payable upon return of securities loaned (Note 9)§	28,637,210
Custody and fund accounting fees payable	255,829
Professional fees payable	125,179
Trustee fees payable (Note 2)	35,186
Payable for prospectus and shareholder reports	204,562
Other liabilities	123,875

Total liabilities	47,814,189

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$3,673,083,680

See accompanying notes

15

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

October 31, 2025

Analysis of net assets:
Paid-in-capital	$2,987,185,149
Total distributable earnings (deficits)A	685,898,531

Net assets	$3,673,083,680

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	61,489,606

Y Class	14,547,885

Investor Class	8,509,024

Advisor Class	826,389

A Class	2,063,865

C Class	166,728

R6 Class	61,666,813

Net assets:
R5 Class	$1,525,747,025

Y Class	$352,051,679

Investor Class	$197,336,088

Advisor Class	$18,793,774

A Class	$46,267,326

C Class	$3,416,106

R6 Class	$1,529,471,682

Net asset value, offering and redemption price per share:
R5 Class	$24.81

Y Class	$24.20

Investor Class	$23.19

Advisor Class	$22.74

A Class	$22.42

A Class (offering price)	$23.79

C Class	$20.49

R6 Class	$24.80

† Cost of investments in unaffiliated securities	$3,143,269,823
‡ Cost of investments in affiliated securities	$137,861,205
§ Fair value of securities on loan	$78,843,396

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

16

American Beacon Small Cap Value FundSM

Statement of Operations

For the year ended October 31, 2025

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$74,554,118
Dividend income from affiliated securities (Note 2)	6,397,410
Interest income	544,612
Income derived from securities lending (Note 9)	164,156

Total investment income	81,660,296

Expenses:
Management and sub-advisory fees (Note 2)	28,397,221
Transfer agent fees (Note 2):
R5 Class	615,623
Y Class	389,626
Investor Class	27,913
Advisor Class	4,973
A Class	6,595
C Class	4,135
R6 Class	81,686
Custody and fund accounting fees	683,129
Professional fees	498,444
Registration fees and expenses	120,075
Service fees (Note 2):
Investor Class	809,856
Advisor Class	48,453
A Class	91,255
C Class	5,778
Distribution fees (Note 2):
Advisor Class	48,428
A Class	122,217
C Class	44,237
Prospectus and shareholder report expenses	533,326
Trustee fees (Note 2)	410,653
Line of credit interest expense (Note 10)	44,499
Other expenses	833,661

Total expenses	33,821,783

Net investment income	47,838,513

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	361,501,166
Redemption in kind	11,341,534
Commission recapture (Note 1)	69,099
Foreign currency transactions	43
Futures contracts	14,760,326
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(386,595,221)
Futures contracts	3,456,936

Net gain from investments	4,533,883

Net increase in net assets resulting from operations.	$52,372,396

† Foreign taxes	$271,961

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

17

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2025	Year Ended October 31, 2024

Increase (decrease) in net assets:
Operations:
Net investment income	$47,838,513	$56,759,335
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	387,672,168	315,143,451
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(383,138,285)	736,836,859

Net increase in net assets resulting from operations	52,372,396	1,108,739,645

Distributions to shareholders:
Total retained earnings:
R5 Class	(149,364,021)	(101,939,743)
Y Class	(33,688,499)	(20,112,285)
Investor Class	(19,846,071)	(12,666,625)
Advisor Class	(1,612,792)	(1,368,389)
A Class	(4,240,303)	(2,079,077)
C Class	(471,741)	(332,570)
R6 Class	(142,156,305)	(88,614,195)

Net distributions to shareholders	(351,379,732)	(227,112,884)

Capital share transactions (Note 11):
Proceeds from sales of shares	559,613,282	828,352,969
Reinvestment of dividends and distributions	331,474,161	214,480,906
Cost of shares redeemed	(1,521,721,371)	(1,434,303,292)

Net (decrease) in net assets from capital share transactions	(630,633,928)	(391,469,417)

Net increase (decrease) in net assets	(929,641,264)	490,157,344

Net assets:
Beginning of year	4,602,724,944	4,112,567,600

End of year	$3,673,083,680	$4,602,724,944

See accompanying notes

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

19

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker - dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements.

The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

20

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; and Westwood Management Corp., (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$14,207,121
Sub-Advisory Fees	0.35%	14,190,100

Total	0.70%	$28,397,221

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended October 31, 2025, the Manager received securities lending fees of $16,679 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$906,037

As of October 31, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$76,160

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $40,794 for the year ended October 31, 2025.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an October 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	October 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Small Cap Value	$109,223,995	$–	$–	$6,397,410	$109,223,995
U.S. Government Money Market Select	Securities Lending	Small Cap Value	28,637,210	–	–	N/A	28,637,210

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Funds	Total
Small Cap Value	$150,187	15,363	$165,550

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2025, the Fund participated as a lender by loaning an average amount of $5,603,955 for 67 days at an average interest rate of 5.18% with interest charges earned of $69,499. This amount is included in “Interest income” on the Statement of Operations. During the year ended October 31, 2025, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the year ended October 31, 2025 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2025, RID collected $2,149 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2025, there were no CDSC fees collected for A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2025, CDSC fees of $426 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended October 31, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2025
Small Cap Value	$1,533

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement Statements of Assets and Liabilities as of October 31, 2025:

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$1,730,618	$1,730,618

The effect of financial derivative instruments on the Statements of Operations as of October 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$14,760,326	$14,760,326

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$3,456,936	$3,456,936

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2025.

Offsetting of Financial and Derivatives Assets as of October 31, 2025:
	Assets	Liabilities
Futures Contracts	$1,730,618	$–

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,730,618	–

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,730,618)	$–

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Small Cap Value Fund

	Remaining Contractual Maturity of the Agreements As of October 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$28,637,210	–	–	–	$28,637,210

Total Borrowings	$28,637,210	–	–	–	$28,637,210

Gross amount of recognized liabilities for securities lending transactions					$28,637,210

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the subadvisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$59,800,131	$34,562,332
Y Class	13,321,851	6,607,369
Investor Class	7,402,946	3,641,167
Advisor Class	576,707	362,561
A Class	1,574,667	582,378
C Class	143,508	48,512
R6 Class	57,283,804	30,424,302
Long-term capital gains
R5 Class	89,563,890	67,377,411
Y Class	20,366,648	13,504,916
Investor Class	12,443,125	9,025,458
Advisor Class	1,036,085	1,005,828
A Class	2,665,636	1,496,699
C Class	328,233	284,058
R6 Class	84,872,501	58,189,893

Total distributions paid	$351,379,732	$227,112,884

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of October 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value Fund	$3,353,378,319	$641,493,300	$(302,763,364)	$338,729,936

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Small Cap Value	$338,729,936	$38,932,793	$308,235,802	$-	$-	$685,898,531

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains from passive foreign investment securities and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Shareholders of the Fund elected to receive securities rather than cash for their redemption proceeds. The Fund realized gains of $11,341,534 as a result of the in kind distribution, as disclosed on the Statement of Operations for the year ended October 31, 2025. These gains were not recognized for federal income tax purposes.

Accordingly, the following amounts represent current year permanent differences derived from equalization and redemptions in kind as of October 31, 2025:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
Small Cap Value	$53,837,211	$(53,837,211)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$2,905,522,772	$3,603,692,348

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

A summary of the Fund’s transactions in the USG Select Fund for the year ended October 31, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	October 31, 2025 Shares/Fair Value
Small Cap Value	Direct	$208,082,316	$1,857,465,237	$1,956,323,558	$109,223,995
Small Cap Value	Securities Lending	17,968,331	234,073,289	223,404,410	28,637,210

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$78,843,396	$28,637,210	$51,218,797	$79,856,007

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2025, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31,
	2025		2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	7,975,968	$189,318,131	9,558,671	$239,579,287
Reinvestment of dividends	5,714,329	140,743,932	3,852,667	95,546,135
Shares redeemed	(24,060,000)	(585,295,483)	(26,350,141)	(662,120,181)

Net (decrease) in shares outstanding .	(10,369,703)	$(255,233,420)	(12,938,803)	$(326,994,759)

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2025

	Y Class
	Year Ended October 31,
	2025		2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,997,996	$70,462,054	3,735,423	$90,279,428
Reinvestment of dividends	1,351,629	32,479,641	795,992	19,302,824
Shares redeemed	(5,982,864)	(141,354,555)	(4,975,282)	(121,704,460)

Net (decrease) in shares outstanding .	(1,633,239)	$(38,412,860)	(443,867)	$(12,122,208)

	Investor Class
	Year Ended October 31,
	2025		2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	870,149	$19,775,314	1,762,779	$41,610,571
Reinvestment of dividends	828,262	19,116,295	523,771	12,240,547
Shares redeemed	(3,256,865)	(74,905,982)	(4,486,429)	(104,718,516)

Net (decrease) in shares outstanding .	(1,558,454)	$(36,014,373)	(2,199,879)	$(50,867,398)

	Advisor Class
	Year Ended October 31,
	2025		2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	277,954	$6,099,385	202,945	$4,725,246
Reinvestment of dividends	71,142	1,612,792	59,573	1,368,388
Shares redeemed	(387,518)	(8,821,853)	(663,417)	(15,195,329)

Net (decrease) in shares outstanding .	(38,422)	$(1,109,676)	(400,899)	$(9,101,695)

	A Class
	Year Ended October 31,
	2025		2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	477,508	$10,424,072	710,431	$16,121,464
Reinvestment of dividends	187,497	4,186,801	90,779	2,058,860
Shares redeemed	(716,281)	(15,943,865)	(559,906)	(12,864,414)

Net increase (decrease) in shares outstanding	(51,276)	$(1,332,992)	241,304	$5,315,910

	C Class
	Year Ended October 31,
	2025		2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	16,757	$347,848	46,412	$982,693
Reinvestment of dividends	22,670	465,870	15,624	328,099
Shares redeemed	(139,404)	(2,763,551)	(168,635)	(3,566,437)

Net (decrease) in shares outstanding .	(99,977)	$(1,949,833)	(106,599)	$(2,255,645)

	R6 Class
	Year Ended October 31,
	2025		2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	10,938,804	$263,186,478	17,294,968	$435,054,280
Reinvestment of dividends	5,398,977	132,868,830	3,373,782	83,636,053
Shares redeemed	(27,357,152)	(692,636,082)	(20,510,694)	(514,133,955)

Net increase (decrease) in shares outstanding	(11,019,371)	$(296,580,774)	158,056	$4,556,378

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

38

American Beacon Small Cap Value FundSM

Financial Highlights

October 31, 2025

	R5 Class
	Year Ended October 31,
	2025A		2024	2023	2022B	2021

Net asset value, beginning of period	$26.65		$21.84	$26.85	$31.19	$19.76

Income (loss) from investment operations:
Net investment income	0.30	C	0.35	0.31	0.31	0.25
Net gains (losses) on investments (both realized and unrealized)	0.00	E	5.69	(1.35)	(1.25)	11.40

Total income (loss) from investment operations	0.30		6.04	(1.04)	(0.94)	11.65

Less distributions:
Dividends from net investment income	(0.40)		(0.38)	(0.40)	(0.24)	(0.22)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.14)		(1.23)	(3.97)	(3.40)	(0.22)

Net asset value, end of period	$24.81		$26.65	$21.84	$26.85	$31.19

Total returnD	1.17%		28.05%	(4.09)%	(3.49)%	59.26%

Ratios and supplemental data:
Net assets, end of period	$1,525,747,025		$1,914,739,045	$1,851,818,875	$2,233,390,067	$3,380,005,813
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81%		0.79%	0.79%	0.79%	0.81%
Expenses, net of reimbursements and/or recoupments	0.81%		0.79%	0.79%	0.79%	0.81%
Net investment income, before expense reimbursements and/or recoupments	1.20%		1.26%	1.23%	0.84%	0.65%
Net investment income, net of reimbursements and/or recoupments	1.20%		1.26%	1.23%	0.84%	0.65%
Portfolio turnover rate	75%		52%	52%	72%	48%

A	On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp. began managing assets of the Fund.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Amount represents less than $0.01 per share.

See accompanying notes

39

American Beacon Small Cap Value FundSM

Financial Highlights

October 31, 2025

	Y Class
	Year Ended October 31,
	2025A		2024	2023	2022B	2021

Net asset value, beginning of period	$26.04		$21.36	$26.36	$30.68	$19.44

Income (loss) from investment operations:
Net investment income	0.27	C	0.29	0.30	0.22	0.16
Net gains (losses) on investments (both realized and unrealized)	0.01		5.60	(1.34)	(1.16)	11.28

Total income (loss) from investment operations	0.28		5.89	(1.04)	(0.94)	11.44

Less distributions:
Dividends from net investment income	(0.38)		(0.36)	(0.39)	(0.22)	(0.20)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.12)		(1.21)	(3.96)	(3.38)	(0.20)

Net asset value, end of period	$24.20		$26.04	$21.36	$26.36	$30.68

Total returnD	1.13%		27.97%	(4.19)%	(3.55)%	59.15%

Ratios and supplemental data:
Net assets, end of period	$352,051,679		$421,344,447	$355,150,002	$427,638,978	$255,837,301
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88%		0.86%	0.86%	0.86%	0.89%
Expenses, net of reimbursements and/or recoupments	0.88%		0.86%	0.86%	0.86%	0.89%
Net investment income, before expense reimbursements and/or recoupments	1.12%		1.18%	1.15%	0.79%	0.56%
Net investment income, net of reimbursements and/or recoupments	1.12%		1.18%	1.15%	0.79%	0.56%
Portfolio turnover rate	75%		52%	52%	72%	48%

A	On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp. began managing assets of the Fund.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

40

American Beacon Small Cap Value FundSM

Financial Highlights

October 31, 2025

	Investor Class
	Year Ended October 31,
	2025A	2024	2023	2022B	2021

Net asset value, beginning of period	$25.03	$20.57	$25.51	$29.78	$18.88

Income (loss) from investment operations:
Net investment income	0.20 [c]	0.30	0.18	0.19	0.20
Net gains (losses) on investments (both realized and unrealized)	0.01	5.30	(1.24)	(1.17)	10.85

Total income (loss) from investment operations	0.21	5.60	(1.06)	(0.98)	11.05

Less distributions:
Dividends from net investment income	(0.31)	(0.29)	(0.31)	(0.13)	(0.15)
Distributions from net realized gains	(1.74)	(0.85)	(3.57)	(3.16)	-

Total distributions	(2.05)	(1.14)	(3.88)	(3.29)	(0.15)

Net asset value, end of period	$23.19	$25.03	$20.57	$25.51	$29.78

Total returnD	0.85%	27.60%	(4.41)%	(3.81)%	58.74%

Ratios and supplemental data:
Net assets, end of period	$197,336,088	$251,989,854	$252,350,988	$284,880,016	$367,726,622
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.15%	1.14%	1.13%	1.12%	1.15%
Expenses, net of reimbursements and/or recoupments	1.15%	1.14%	1.13%	1.12%	1.15%
Net investment income, before expense reimbursements and/or recoupments	0.87%	0.90%	0.89%	0.50%	0.32%
Net investment income, net of reimbursements and/or recoupments	0.87%	0.90%	0.89%	0.50%	0.32%
Portfolio turnover rate	75%	52%	52%	72%	48%

A	On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp. began managing assets of the Fund.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

41

American Beacon Small Cap Value FundSM

Financial Highlights

October 31, 2025

	Advisor Class
	Year Ended October 31,
	2025A	2024	2023	2022B	2021

Net asset value, beginning of period	$24.57	$20.21	$25.13	$29.34	$18.60

Income (loss) from investment operations:
Net investment income	0.16 [c]	0.17	0.18	0.06	0.17
Net gains (losses) on investments (both realized and unrealized)	0.01	5.29	(1.25)	(1.07)	10.69

Total income (loss) from investment operations	0.17	5.46	(1.07)	(1.01)	10.86

Less distributions:
Dividends from net investment income	(0.26)	(0.25)	(0.28)	(0.04)	(0.12)
Distributions from net realized gains	(1.74)	(0.85)	(3.57)	(3.16)	-

Total distributions	(2.00)	(1.10)	(3.85)	(3.20)	(0.12)

Net asset value, end of period	$22.74	$24.57	$20.21	$25.13	$29.34

Total returnD	0.69%	27.40%	(4.57)%	(3.96)%	58.56%

Ratios and supplemental data:
Net assets, end of period	$18,793,774	$21,248,218	$25,580,739	$32,662,818	$32,801,309
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.30%	1.29%	1.28%	1.28%	1.29%
Expenses, net of reimbursements and/or recoupments	1.30%	1.29%	1.28%	1.28%	1.29%
Net investment income, before expense reimbursements and/or recoupments	0.71%	0.77%	0.75%	0.36%	0.20%
Net investment income, net of reimbursements and/or recoupments	0.71%	0.77%	0.75%	0.36%	0.20%
Portfolio turnover rate	75%	52%	52%	72%	48%

A	On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp. began managing assets of the Fund.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

42

American Beacon Small Cap Value FundSM

Financial Highlights

October 31, 2025

	A Class
	Year Ended October 31,
	2025A	2024	2023	2022B	2021

Net asset value, beginning of period	$24.27	$19.98	$24.87	$29.12	$18.47

Income (loss) from investment operations:
Net investment income	0.18 [c]	0.23	0.21	0.10	0.06
Net gains (losses) on investments (both realized and unrealized)	0.01	5.19	(1.26)	(1.07)	10.72

Total income (loss) from investment operations	0.19	5.42	(1.05)	(0.97)	10.78

Less distributions:
Dividends from net investment income	(0.30)	(0.28)	(0.27)	(0.12)	(0.13)
Distributions from net realized gains	(1.74)	(0.85)	(3.57)	(3.16)	-

Total distributions	(2.04)	(1.13)	(3.84)	(3.28)	(0.13)

Net asset value, end of period	$22.42	$24.27	$19.98	$24.87	$29.12

Total returnD	0.81%	27.50%	(4.50)%	(3.88)%	58.57%

Ratios and supplemental data:
Net assets, end of period	$46,267,326	$51,343,675	$37,440,788	$48,515,547	$63,024,594
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23%	1.21%	1.21%	1.21%	1.24%
Expenses, net of reimbursements and/or recoupments	1.23%	1.21%	1.21%	1.21%	1.24%
Net investment income, before expense reimbursements and/or recoupments	0.79%	0.82%	0.81%	0.42%	0.21%
Net investment income, net of reimbursements and/or recoupments	0.79%	0.82%	0.81%	0.42%	0.21%
Portfolio turnover rate	75%	52%	52%	72%	48%

A	On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp. began managing assets of the Fund.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

43

American Beacon Small Cap Value FundSM

Financial Highlights

October 31, 2025

	C Class
	Year Ended October 31,
	2025A		2024		2023	2022B	2021

Net asset value, beginning of period	$22.33		$18.44		$23.27	$27.51	$17.47

Income (loss) from investment operations:
Net investment income (loss)	0.00	C E	0.02	C	0.02	(0.14)	(0.22)
Net gains (losses) on investments (both realized and unrealized)	0.01		4.82		(1.14)	(0.94)	10.26

Total income (loss) from investment operations	0.01		4.84		(1.12)	(1.08)	10.04

Less distributions:
Dividends from net investment income	(0.11)		(0.10)		(0.14)	-	-
Distributions from net realized gains	(1.74)		(0.85)		(3.57)	(3.16)	-

Total distributions	(1.85)		(0.95)		(3.71)	(3.16)	-

Net asset value, end of period	$20.49		$22.33		$18.44	$23.27	$27.51

Total returnD	(0.02)%		26.56%		(5.23)%	(4.54)%	57.47%

Ratios and supplemental data:
Net assets, end of period	$3,416,106		$5,955,619		$6,883,174	$8,859,738	$11,261,210
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.00%		1.95%		1.93%	1.93%	1.95%
Expenses, net of reimbursements and/or recoupments	2.00%		1.95%		1.93%	1.93%	1.95%
Net investment income (loss), before expense reimbursements and/or recoupments	0.02%		0.12%		0.09%	(0.29)%	(0.50)%
Net investment income (loss), net of reimbursements and/or recoupments .	0.02%		0.12%		0.09%	(0.29)%	(0.50)%
Portfolio turnover rate	75%		52%		52%	72%	48%

A	On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp. began managing assets of the Fund.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Amount represents less than $0.01 per share.

See accompanying notes

44

American Beacon Small Cap Value FundSM

Financial Highlights

October 31, 2025

	R6 Class
	Year Ended October 31,
	2025A		2024	2023	2022B	2021

Net asset value, beginning of period	$26.64		$21.83	$26.85	$31.19	$19.75

Income (loss) from investment operations:
Net investment income	0.30	C	0.32	0.36	0.25	0.19
Net gains (losses) on investments (both realized and unrealized)	0.01		5.72	(1.40)	(1.18)	11.48

Total income (loss) from investment operations	0.31		6.04	(1.04)	(0.93)	11.67

Less distributions:
Dividends from net investment income	(0.41)		(0.38)	(0.41)	(0.25)	(0.23)
Distributions from net realized gains	(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.15)		(1.23)	(3.98)	(3.41)	(0.23)

Net asset value, end of period	$24.80		$26.64	$21.83	$26.85	$31.19

Total returnD	1.21%		28.10%	(4.09)%	(3.45)%	59.38%

Ratios and supplemental data:
Net assets, end of period	$1,529,471,682		$1,936,104,086	$1,583,343,034	$1,509,127,442	$1,830,192,124
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.78%		0.76%	0.76%	0.77%	0.79%
Expenses, net of reimbursements and/or recoupments	0.78%		0.76%	0.76%	0.77%	0.79%
Net investment income, before expense reimbursements and/or recoupments	1.23%		1.28%	1.25%	0.86%	0.66%
Net investment income, net of reimbursements and/or recoupments	1.23%		1.28%	1.25%	0.86%	0.66%
Portfolio turnover rate	75%		52%	52%	72%	48%

A	On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp. began managing assets of the Fund.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

45

American Beacon FundsSM

Federal Tax Information

October 31, 2025 (Unaudited)

Certain tax information regarding the Fund are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended October 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Small Cap Value	44.32%

Qualified Dividend Income:

Small Cap Value	49.90%

Long-Term Capital Gain Distributions:

Small Cap Value	$255,593,913

Short-Term Capital Gain Distributions:

Small Cap Value	$74,959,903

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

46

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon IMC International Small Cap Fund formerly known as EAM International Small Cap Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Diversified Institutional Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

47

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon IMC International Small Cap Fund formerly known as EAM International Small Cap Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Diversified Institutional Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting. Refer to Item 9(1).

(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office. Refer to Item 9(1).

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Balanced Fund (“Fund”); and (2) the Investment Advisory Agreements among the Manager, the Trust on behalf of the Fund, and each of (a) Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”) and (b) Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) (each, a “sub-advisor” and collectively, the “sub-advisors”) (the “Investment Advisory Agreements”). The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or a sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and each sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in

2

Renewal and Approval of Management Agreement and Investment Advisory Agreements

rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or a sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a sub-advisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by each sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by each sub-advisor regarding the performance of its portion of the Fund, relative to the performance of comparable investment accounts and/or a composite of comparable investment accounts managed by the sub-advisor, and the Fund’s custom blended benchmark index and/or one or more components thereof, as applicable. In addition, the Board considered the Manager’s recommendation to continue to retain each sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining losses before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for managing the portion of the Fund with respect to which the Manager has not delegated day-to-day management to a sub-advisor and for administering and overseeing the securities lending program on behalf of the Fund. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

3

Renewal and Approval of Management Agreement and Investment Advisory Agreements

In analyzing the fee rates charged by each sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisors that the Fund’s sub-advisory fee rate schedules generally were favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisors with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to each sub-advisor, the Manager has negotiated breakpoints for the sub-advisory fee rates.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund, other than the portion of the Fund with respect to which the Manager has not delegated day-to-day management to a sub-advisor. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint.

Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisors as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that each sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge. The performance of individual firms was calculated by the Manager based on information provided by the Fund’s custodian.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

4

Renewal and Approval of Management Agreement and Investment Advisory Agreements

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3rd Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking	4th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	3rd Quintile
Compared to Morningstar Category	2nd Quintile

The Board considered that the Manager receives an additional fee under the Management Agreement for directly making investment decisions with respect to a portion of the Fund’s assets. In considering the renewal of the Agreements with Barrow, Hotchkis and the Manager, the Board considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single sub-advisor. The Board also considered the following additional factors:

Sub-advisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2024)
Barrow	5 Years	3rd Quintile
Hotchkis*	5 Years	1st Quintile
American Beacon (“AmBeacon”)**	5 Years	2nd Quintile

*Hotchkis manages an equity sleeve of the Fund only. Accordingly, the return of Hotchkis’ portion of the Fund is compared to the Broadridge large cap value Performance Universe.

**AmBeacon directly makes investment decisions with respect to a fixed income portion of the Fund only. Accordingly, the return of AmBeacon’s portion of the Fund is compared to the Broadridge core bond Performance Universe.

The Board also considered: (1) the Manager’s explanation that the funds included in the Broadridge Performance Universe are managed pursuant to a variety of investment styles, and the Fund may underperform when a value investment style is out of favor; (2) the Manager’s representation that the Manager and Barrow invest the Fund’s fixed income portfolio exclusively in investment-grade debt securities while the funds in the Broadridge Performance Universe may invest in high-yield debt securities; (3) that while the Fund’s expenses were higher than the medians of the Broadridge Expense Universe and Morningstar Category, the Fund’s expenses were in line with the median of the Broadridge Expense Group; and (4) the Manager’s recommendation to continue to retain each sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisors under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisors’ continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Garcia Hamilton Quality Bond Fund (“Fund”); and (2) the Investment Advisory Agreement among the Manager, the Trust on behalf of the Fund, and Garcia Hamilton & Associates, LP (the “sub-advisor”) (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the

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Renewal and Approval of Management Agreement and Investment Advisory Agreement

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss before and after the payment of distribution-related expenses by the Manager with respect to the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, with respect to all share classes of the Fund, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the sub-advisory fee rates that it

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement

charges to the Fund are higher than the fee rates it charges for certain other accounts that it manages in this strategy due to the higher level of servicing that the Fund requires. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rate. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedule. The Board also considered that the current assets of the Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationship with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense.

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement

References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements with the sub-advisor for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3rd Quintile
Compared to Broadridge Expense Universe	3rd Quintile
Morningstar Fee Level Ranking	4th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	4th Quintile
Compared to Morningstar Category	4th Quintile

The Board also considered: (1) representations by the Manager and sub-advisor that the periods of underperformance were due primarily to the sub-advisor’s duration-management strategy; (2) an improvement in relative performance in the rising interest rate environment, resulting in a 1st Quintile ranking in the Broadridge Performance Universe for the three-year period ended December 31, 2024; (3) that while the Fund’s Morningstar Fee Level Ranking was in the 4th quintile, the Fund’s Broadridge Expense Group and Broadridge Expense Universe rankings were in the 3rd quintile; and (4) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

9

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon International Equity Fund (“International Equity Fund”) and the American Beacon IMC International Small Cap Fund (formerly known as the “American Beacon EAM International Small Cap Fund”) (“IMC Fund”) (each, a “Fund” and collectively, the “Funds”); (2) the Investment Advisory Agreements among the Manager, the Trust on behalf of the International Equity Fund, and each of (a) Causeway Capital Management LLC (“Causeway”), (b) Lazard Asset Management LLC (“Lazard”) and (c) American Century Investments, Inc. (“ACI”); and (3) the Investment Advisory Agreement among the Manager, the Trust on behalf of the IMC Fund, and Global IMC LLC (“IMC”) (collectively, the “Investment Advisory Agreements”). Each of Causeway, Lazard, ACI and IMC is referred to individually as a “sub-advisor’ and, collectively, as the “sub-advisors.” The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or a sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among

10

Renewal and Approval of Management Agreement and Investment Advisory Agreements

other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of a Fund and each sub-advisor for a Fund; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the Manager or a sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a sub-advisor from their relationships with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by each sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as each Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by: (1) each of Causeway and Lazard regarding the performance of its portion of the International Equity Fund, relative to the performance of a composite of comparable investment accounts managed by the sub-advisor and noted ACI’s representation that the International Equity Fund is the only account that it manages in the strategy; (2) IMC regarding the performance of the IMC Fund, relative to the performance of a composite of comparable investment accounts managed by the sub-advisor; and (3) each sub-advisor regarding a Fund’s benchmark index for the strategy and/or broad-based securities market index. In addition, the Board considered the Manager’s recommendation to continue to retain each sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager with respect to the International Equity Fund and sustaining losses before and after the payment of distribution-related expenses by the Manager with the respect to the IMC Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, with respect to the R6 Class shares of the International Equity Fund and all share classes of the IMC Fund, the Manager is waiving fees and/or reimbursing expenses.

11

Renewal and Approval of Management Agreement and Investment Advisory Agreements

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Funds. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the Causeway, Lazard and IMC, respectively, that the Fund’s sub-advisory fee rate schedules generally were favorable compared to other comparable client accounts and ACI’s representation that it does not manage a comparable investment account in the strategy of the International Equity Fund. The Board did not request profitability data from the sub-advisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisors with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to each sub-advisor, the Manager has negotiated breakpoints for the sub-advisory fee rates. The Board also considered that the current assets of the IMC Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that neither of the Funds’ current assets exceeded the threshold necessary to reach the first management fee breakpoint.

Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisors as a result of their advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that each sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisors by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge

12

Renewal and Approval of Management Agreement and Investment Advisory Agreements

Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge. With respect to the International Equity Fund, the performance of individual firms was calculated by the Manager based on information provided by the Fund’s custodian.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2024. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon International Equity Fund

In considering the renewal of the Management Agreement for the International Equity Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	2nd Quintile
Compared to Broadridge Expense Universe	3rd Quintile
Morningstar Fee Level Ranking	4th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	4th Quintile
Compared to Morningstar Category	3rd Quintile

In considering the renewal of the Investment Advisory Agreements with Causeway, Lazard and ACI, the Board considered that the diversification of investment strategies facilitated by the International Equity Fund’s multi-manager structure permits the International Equity Fund to mitigate the risks associated with a single sub-advisor. The Board also considered the following additional factors:

Sub-advisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2024)
Causeway	5 Years	1	st Quintile
Lazard	5 Years	3	rd Quintile
ACI	3 Years	2	nd Quintile

The Board also considered: (1) that while the International Equity Fund’s trailing five-year performance, net of expenses, was lower than the median of the Broadridge Performance Universe, it was reasonably competitive with the median of the Morningstar Category; (2) that while the International Equity Fund’s expenses were higher

13

Renewal and Approval of Management Agreement and Investment Advisory Agreements

than the median of the Morningstar Category, the International Equity Fund’s expenses were lower than the median of the Broadridge Expense Group and in line with the median of the Broadridge Expense Universe; and (3) the Manager’s recommendation to continue to retain each sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisors under the Agreements are fair and reasonable; and (2) determined that the International Equity Fund and its shareholders would benefit from the Manager’s and sub-advisors’ continued management of the International Equity Fund.

Additional Considerations and Conclusions with Respect to the American Beacon IMC International Small Cap Fund

In considering the renewal of the Agreements with IMC for the IMC Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	1st Quintile
Compared to Broadridge Expense Universe	1st Quintile
Morningstar Fee Level Ranking	4th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)*
Compared to Broadridge Performance Universe	2nd Quintile
Compared to Morningstar Category	2nd Quintile

* IMC Global LLC began managing the Fund effective January 21, 2023. The performance reflected through December 31, 2024 includes a period of the Fund’s performance under the management of its prior sub-advisor.

The Board also considered: (1) that, at the Manager’s recommendation, the Board had approved the termination of the IMC Fund’s prior sub-advisor and the retention of IMC as the IMC Fund’s sub-advisor effective January 21, 2023; (2) that while the IMC Fund’s Morningstar Fee Level Ranking was in the 4th quintile, the IMC Fund’s Broadridge Expense Group and Broadridge Expense Universe rankings were in the 1st quintile; (3) the IMC Fund’s trailing five-year performance, net of expenses, was in the 2nd quintile of its Broadridge Performance Universe and Morningstar Category; and (4) the Manager’s recommendation to continue to retain the sub-advisor based upon, among other factors, the relatively brief period that the sub-advisor has been managing assets for the IMC Fund, given that the Board typically gives greater weight to a Fund’s longer-term performance.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the IMC Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the IMC Fund.

14

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Large Cap Value Fund (“Fund”); and (2) the Investment Advisory Agreements among the Manager, the Trust on behalf of the Fund, and each of (a) Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), (b) Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) and (c) Massachusetts Financial Services Company (“MFS”) (each, a “sub-advisor” and collectively, the “sub-advisors”) (the “Investment Advisory Agreements”). The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or a sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and each sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in

15

Renewal and Approval of Management Agreement and Investment Advisory Agreements

rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or a sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a sub-advisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by each sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by each sub-advisor regarding the performance of its portion of the Fund, relative to the performance of comparable investment accounts and/or a composite of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy and/or broad based securities market index. In addition, the Board considered the Manager’s recommendation to continue to retain each sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager with respect to the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Fund. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

16

Renewal and Approval of Management Agreement and Investment Advisory Agreements

In analyzing the fee rates charged by each sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisors that the Fund’s sub-advisory fee rate schedules generally were favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisors with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered, with respect to each sub-advisor, that the Manager has negotiated breakpoints for the sub-advisory fee rates.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint.

Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisors as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that each sub-advisor may benefit from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge. The performance of individual firms was calculated by the Manager based on information provided by the Fund’s custodian.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level

17

Renewal and Approval of Management Agreement and Investment Advisory Agreements

universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	2nd Quintile
Compared to Broadridge Expense Universe	2nd Quintile
Morningstar Fee Level Ranking	3rd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	2nd Quintile
Compared to Morningstar Category	2nd Quintile

In considering the renewal of the Investment Advisory Agreements with Barrow, Hotchkis and MFS, the Board considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single sub-advisor. The Board also considered the following additional factors:

Sub-advisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2024)
Barrow	5 Years	1	st Quintile
Hotchkis	5 Years	1	st Quintile
MFS	5 Years	3	rd Quintile

The Board also considered the Manager’s recommendation to continue to retain each sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisors under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisors’ continued management of the Fund.

18

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Small Cap Value Fund (“Fund”); and (2) the Investment Advisory Agreements among the Manager, the Trust on behalf of the Fund, and each of (a) Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), (b) Brandywine Global Investment Management, LLC (“Brandywine”), (c) DePrince, Race, and Zollo, Inc. (“DRZ”) and (d) Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) (each, a “sub-advisor” and collectively, the “sub-advisors”) (the “Investment Advisory Agreements”). The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or a sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment

19

Renewal and Approval of Management Agreement and Investment Advisory Agreements

performance of the Fund and each sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or a sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a sub-advisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by each sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by each sub-advisor regarding the performance of its portion of the Fund, relative to the performance of comparable investment accounts and/or a composite of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain each sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager with respect to the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Fund. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

20

Renewal and Approval of Management Agreement and Investment Advisory Agreements

In analyzing the fee rates charged by each sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisors that the Fund’s sub-advisory fee rate schedules generally were favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisors with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to Barrow and Hotchkis, the Manager has negotiated breakpoints for the sub-advisory fee rates.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint.

Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisors as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that each sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge. The performance of individual firms was calculated by the Manager based on information provided by the Fund’s custodian.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level

21

Renewal and Approval of Management Agreement and Investment Advisory Agreements

universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	1	st Quintile
Compared to Broadridge Expense Universe	2	nd Quintile
Morningstar Fee Level Ranking	2	nd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	3	rd Quintile

In considering the renewal of the Investment Advisory Agreements with Barrow, Brandywine, DRZ and Hotchkis, the Board considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single sub-advisor. The Board also considered the following additional factors:

Sub-advisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2024)*
Barrow	5 Years	1st Quintile
Brandywine	5 Years	1st Quintile
DRZ	1 Year	5th Quintile
Hotchkis	5 Years	1st Quintile

*The Board considered that, as DRZ began managing a portion of the Fund’s assets on March 10, 2022, information was not available with respect to DRZ’s performance for a 3-Year period.

The Board also considered (1) the Manager’s explanation that DRZ underperformed the Broadridge Performance Universe for the one-year period when the high-momentum stocks that drove market performance were inconsistent with the sub-advisor’s relative-value, income generating investment strategy; (2) the Manager’s recommendation to continue to retain DRZ based upon, among other factors, the relatively brief period that DRZ has been managing a portion of the Fund’s assets, given that the Board typically gives greater weight to a sub-advisor’s longer-term performance; and (3) the Manager’s recommendation to continue to retain each of the sub-advisors.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisors under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisors’ continued management of the Fund.

22

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: January 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: January 7, 2026

By	/s/ Melinda G. Heika

Melinda G. Heika
Principal Financial Officer
American Beacon Funds
Date: January 7, 2026